   As filed with the Securities and Exchange Commission on January 29, 2001

                       1933 Act Registration No. 2-47015
                      1940 Act Registration No. 811-2354

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                           [X]

                        POST-EFFECTIVE AMENDMENT NO. 67

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                                                           [X]


                    BlackRock Provident Institutional Funds
              (Exact Name of Registrant As Specified In Charter)



                        Bellevue Park Corporate Center
                             400 Bellevue Parkway
                          Wilmington, Delaware 19809
                   (Address of Principal Executive Offices)
                 Registrant's Telephone Number: (302) 791-3329


                               W. BRUCE McCONNEL
                          Drinker Biddle & Reath LLP
                               One Logan Square
                           18/th/ and Cherry Streets
                     Philadelphia, Pennsylvania 19103-6996
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

     [X]  immediately upon filing pursuant to paragraph (b)
     [ ]  on _________________ pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(i)
     [ ]  on (date) pursuant to paragraph (a)(i)
     [ ]  75 days after filing pursuant to paragraph (a)(ii)
     [ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
     [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Beneficial Interest.

================================================================================

                                         Administration Shares
                                         Investment Portfolios offered by
                                         BlackRock Provident Institutional Funds


                                 [GRAPHIC]

Prospectus

January 29, 2001



[LOGO OF BLACKROCK PROVIDENT INSTITUTIONAL FUNDS]



                                         The Securities and Exchange Commission
                                         has not approved or disapproved the
                                         Funds' shares or determined if this
                                         prospectus is accurate or complete. It
                                         is a criminal offense to state
                                         otherwise.

Table of Contents

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
HOW TO FIND THE INFORMATION YOU NEED.......................................   1

TEMPFUND...................................................................   2

T-FUND.....................................................................  10

MUNIFUND...................................................................  17

CALIFORNIA MONEY FUND......................................................  25

MANAGEMENT OF THE FUND.....................................................  34

SHAREHOLDER INFORMATION....................................................  35

  Price of Fund Shares.....................................................  35

  Purchase of Shares.......................................................  35

  Redemption of Shares.....................................................  36

  Administration Shareholder Service Plan..................................  37

  Dividends and Distributions..............................................  37

  Federal Taxes............................................................  38

  State and Local Taxes....................................................  38

How to Find the Information You
Need

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Welcome to the BlackRock Provident Institutional Funds Prospectus for Adminis-tration Shares.

The prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Administration Shares of the BlackRock Provident Institutional Funds (the "Trust").

This prospectus contains information about the four portfolios (the "Funds") of the Trust that offer Administration Shares. To save you time, the prospectus has been organized so that each Fund has its own short section. All you have to do is turn to the section for any particular Fund. Once you read the important facts about the Funds that interest you, read the sections that tell you about buying and selling shares, certain fees and expenses, shareholder services, and your rights as a shareholder. These sections apply to all the Funds.

Administration Shares are sold to institutions that have entered into servicing agreements with the Trust in connection with their investments.

The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

TempFund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in a broad range of U.S. dollar-denominated money market instruments, including government, bank, and commercial obligations and repur-chase agreements relating to such obligations.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the investment adviser, BlackRock Institutional Management Corporation ("BIMC," or the "Advis-er") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income and stability of principal.
 2

Performance Information
Administration Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                    [GRAPH]
                       TempFund Dollar Shares/1/
                        Net Annualized Returns
     1991                        5.99%
     1992                        3.64%
     1993                        2.87%
     1994                        3.94%
     1995                        5.74%
     1996                        5.17%
     1997                        5.35%
     1998                        5.27%
     1999                        4.90%
     2000                        6.19%
                        January, 1991-December, 2000

/1/Because the Administration Shares of the Fund has not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are substan-tially the same because they represent interests in the same portfolio secu-rities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 6.74% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.83% (for the quarter ended June 30, 1993).
 3

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                      1 Year 5 Years 10 Years
  TempFund Dollar Shares/1/                            6.19%  5.37%    4.96%
  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions--Only Money Fund Average*   6.15%  5.41%    4.99%

                                                            7-Day Yield
                                                      As of December 31, 2000
  TempFund Dollar Shares/1/                                    6.24%
  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions--Only Money Fund Average*           6.25%

  Because the Administration Shares of the Fund has not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are substan-tially the same because they represent interests in the same portfolio secu-rities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: First Tier Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for TempFund Dollar Shares as of January 2, 2001 was 6.23%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
 4

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                                 TempFund
                                           Administration Shares
  Management Fees                                .09%
  Other Expenses                                 .21%
   Administration Fees                                      .09%
   Miscellaneous                                            .12%
  Total Annual Fund Operating Expenses/1/        .30%
                                           ==========

/1/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fis-cal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                             TempFund
                                                       Administration Shares
  Management Fees (after current waivers)                    .08%
  Other Expenses                                             .20%
   Administration Fees (after current waivers)                          .08%
   Miscellaneous                                                        .12%
  Total Annual Fund Operating Expenses (after current
   waivers)                                                  .28%
                                                       ==========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     TempFund
               Administration Shares
  One Year              $31
  Three Years           $97

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, bank, and commercial obligations and repurchase agreements relating to such obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission (the "SEC"). Pursuant to Rule 2a-7, the Fund will generally limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and secu-rities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the forego-ing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be First Tier Eligible Securities. First Tier Eligible Securities are:

 . securities that have ratings at the time of purchase (or which are guaran-teed or in some cases otherwise supported by credit supports with such rat-
   ings) in the highest rating category by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

 . securities that are issued or guaranteed by a person with such ratings;

 . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

 . securities issued or guaranteed as to principal or interest by the U.S.
   Government or any of its agencies or instrumentalities; or

 . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers' acceptances,
 6
bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund's assets.

Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund's quality and matu-rity requirements.

Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securi-ties for speculative purposes but only in further-ance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities present-ing somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Lever-age risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.
 8

Financial Highlights
The Administration Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the TempFund Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the one month ended Octo-ber 31, 1999 and each year ended September 30 in the 4 year period ended Sep-tember 30, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming rein-vestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempFund Dollar Shares
The table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each year presented.

                                -----------------------------------------------

                                       One Month
                          Year Ended     Ended
                          October 31, October 31,      Year Ended September 30,
                             2000        1999        1999     1998     1997     1996
Net Asset Value,
 Beginning of Period       $   1.00     $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                           --------     -------     -------  -------  -------  -------
Income From Investment
 Operations:
Net Investment Income        0.0586      0.0043      0.0470   0.0524   0.0514   0.0516
                           --------     -------     -------  -------  -------  -------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0586)    (0.0043)    (0.0470) (0.0524) (0.0514) (0.0516)
                           --------     -------     -------  -------  -------  -------
Net Asset Value, End of
 Period                    $   1.00     $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                           ========     =======     =======  =======  =======  =======
Total Return                   6.02%       5.15%/2/    4.81%    5.38%    5.27%    5.30%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)              815,132     446,569     497,178  302,476  355,284  162,119
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.43%       0.43%/2/    0.43%    0.43%    0.43%    0.43%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    5.94%       5.06%/2/    4.71%    5.25%    5.14%    5.16%
                                -------------------------------------------------------

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .45% for the year ended October 31, 2000, .45% (annualized) for the one month ended October 31, 1999 and .47%, .48%, .49% and .51% for the years ended September 30, 1999, 1998, 1997 and 1996, respectively, for TempFund Dollar Shares.
/2/Annualized.

T-FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in U.S. Treasury bills, notes, trust receipts and direct obli-gations of the U.S. Treasury and repurchase agreements relating to direct Trea-sury obligations.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal.
10

Performance Information
Administration Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.




                                    [GRAPH]


                                    T-Fund
                               Dollar Shares/1/
                                        Net Annualized Returns
                     1991                           5.96%
                     1992                           3.58%
                     1993                           2.82%
                     1994                           3.66%
                     1995                           5.61%
                     1996                           5.08%
                     1997                           5.19%
                     1998                           5.09%
                     1999                           4.64%
                     2000                           5.90%
                                        January, 1991-December, 2000

/1/Because the Administration Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are sub-stantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 6.85% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.79% (for the quarter ended December 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                      1 Year 5 Years 10 Years
  T-Fund Dollar Shares/1/                             5.90%   5.17%   4.77%
  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions--Only Money Fund Average*  5.91%   5.20%   4.80%

                                                            7-Day Yield
                                                      As of December 31, 2000
  T-Fund Dollar Shares/1/                                      5.95%
  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions--Only Money Fund Average*           5.90%

/1/Because the Administration Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are sub-stantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: Government Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for T-Fund Dollar Shares as of January 2, 2001 was 5.93%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
12

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from Fund assets)

                                                  T-Fund
                                           Administration Shares


  Management Fees                                .12%

  Other Expenses                                 .25%
   Administration Fees                                      .12%
   Miscellaneous                                            .13%


  Total Annual Fund Operating Expenses/1/        .37%
                                           ==========

/1/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fis-cal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                              T-Fund
                                                       Administration Shares


  Management Fees (after current waivers)                    .09%

  Other Expenses                                             .21%
   Administration Fees (after current waivers)                          .09%
   Miscellaneous                                                        .12%


  Total Annual Fund Operating Expenses (after current
   waivers)                                                  .30%
                                                       ==========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      T-Fund
               Administration Shares


  One Year             $ 38

  Three Years          $119

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes, trust receipts and repurchase agree-ments relating to direct Treasury obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less fre-quently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

INVESTMENTS. The Fund's investments may include the following:

U.S. Treasury Obligations. The Fund may purchase direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of
14
its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Treasury securities are considered to be the safest type of investment in terms of credit risk.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risks.

Financial Highlights
The Administration Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

T-Fund Dollar Shares
The table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented


                              -------------------------------------------------
                                         Year Ended October 31,
                                2000      1999      1998      1997      1996
Net Asset Value, Beginning
 of Period                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              --------  --------  --------  --------  --------
Income From Investment
 Operations:
 Net Investment Income          0.0554    0.0448    0.0507    0.0503    0.0503
                              --------  --------  --------  --------  --------
Less Distributions:
Dividends to Shareholders
 From Net
 Investment Income             (0.0554)  (0.0448)  (0.0507)  (0.0503)  (0.0503)
                              --------  --------  --------  --------  --------
Net Asset Value, End of
 Period                       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              ========  ========  ========  ========  ========
Total Return                      5.68%     4.58%     5.21%     5.16%     5.15%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)                        630,801   612,695   777,385   516,092   351,271
Ratio of Expenses to Average
 Daily Net Assets/1/              0.44%     0.45%     0.45%     0.45%     0.44%
Ratio of Net Investment
 Income to Average Daily Net
 Assets                           5.54%     4.47%     5.06%     5.03%     5.01%
                              -------------------------------------------------

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .52%, .51%, .52%, .54% and .55% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively, for T-Fund Dollar Shares.
16

MUNIFUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:
The Fund invests in a broad range of short-term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instru-mentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal Obligations").

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in The Fund:
The Fund is designed for institutional investors seeking as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Performance Information
Administration Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                    [GRAPH]
                        MuniFund Dollar Shares/1/
                        Net Annualized Returns
     1991                         3.53%
     1992                         2.23%
     1993                         1.96%
     1994                         2.36%
     1995                         3.43%
     1996                         3.02%
     1997                         3.20%
     1998                         3.03%
     1999                         2.85%
     2000                         3.70%
                        January, 1991-December, 2000

/1/Because the Administration Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are sub-stantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 4.10% (for the quarter ended June 30, 1991) and the lowest quarterly return was 1.84% (for the quarter ended December 31, 1993).
18

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                    1 Year 5 Years 10 Years


  MuniFund Dollar Shares/1/                          3.70%  3.15%    3.04%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions--Only Money Fund Average*   3.71%  3.25%    3.17%

                                                          7-Day Yield
                                                    As of December 31, 2000


  MuniFund Dollar Shares/1/                                  4.13%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions--Only Money Fund Average*           4.15%

/1/Because the Administration Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are sub-stantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: Tax Free Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authori-ties. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for MuniFund Dollar Shares as of January 2, 2001 was 4.18%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at http://www.pif.com www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                MuniFund
                          Administration Shares


  Management Fees               .18%

  Other Expenses                .32%
   Administration Fees                     .18%
   Miscellaneous                           .14%
  Total Annual Fund


   Operating Expenses/1/        .50%
                          ==========

/1/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fis-cal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                      MuniFund
                                                Administration Shares


  Management Fees (after current waivers)             .07%

  Other Expenses                                      .23%
   Administration Fees (after current waivers)                   .07%
   Miscellaneous                                                 .16%
  Total Annual Fund


   Operating Expenses (after current waivers)         .30%
                                                ==========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     MuniFund
               Administration Shares


  One Year             $ 51

  Three Years          $160

20

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approv-al. The Fund invests substantially all its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

Except during periods of unusual market conditions or during temporary defen-sive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the Securities and Exchange Commission. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percent-age limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securi-ties (other than U.S. Government securities, repurchase agreements collateral-ized by such securities and securities subject to certain guarantees or other-wise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be First Tier Eligible Securities. Applicable First Tier Eligible Securities are:

 . securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit sup-ports with such ratings) in the highest rating category by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 . securities that are issued or guaranteed by a person with such ratings;

 . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; and

 . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Reve-nue securities include pri-vate activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" bonds.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase Munici-pal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securi-ties will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settle-ment securities for speculative purposes but only in furtherance of its invest-ment objective. The Fund receives no income from when-issued or delayed settle-ment securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
22

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government secu-rities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Munic-ipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incor-rect, the Fund and its shareholders could be subject to substantial tax liabil-ities.

Financial Highlights
The Administration Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the MuniFund Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the 11 months ended October 31, 1999 and each year ended November 30 in the 4 year period ended November 30, 1998. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the one year ended October 31, 2000 and the eleven months ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for each year ended November 30 in the 4 year period ended November 30, 1998 were audited by KPMG LLP whose report expressed an unqualified opinion on those statements.

MuniFund Dollar Shares
The table below sets forth selected financial data for a MuniFund Dollar Share outstanding throughout each year presented.

                               ------------------------------------------------

                                      Eleven Months
                          Year Ended      Ended
                          October 31,  October 31,       Year Ended November 30,
                             2000         1999        1998     1997     1996     1995
Net Asset Value,
 Beginning of Period        $  1.00      $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                            -------      -------     -------  -------  -------  -------
Income From Investment
 Operations:
Net Investment Income        0.0354       0.0250      0.0302   0.0313   0.0301   0.0335
                            -------      -------     -------  -------  -------  -------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0354)     (0.0250)    (0.0302) (0.0313) (0.0301) (0.0335)
                            -------      -------     -------  -------  -------  -------
Net Asset Value, End of
 Period                     $  1.00      $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                            =======      =======     =======  =======  =======  =======
Total Return                   3.60%        2.77%/2/    3.07%    3.18%    3.06%    3.41%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)               63,619       56,238      51,736   67,387   61,396    6,474
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.44%        0.45%/2/    0.50%    0.52%    0.52%    0.52%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    3.55%        2.71%/2/    3.01%    3.13%    3.01%    3.34%
                               ---------------------------------------------------------

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .65% for the year ended October 31, 2000, .66% (annualized) for the eleven months ended Octo-ber 31, 1999 and .66%, .66%, .67% and .66% for the years ended November 30, 1998, 1997, 1996 and 1995, respectively, for MuniFund Dollar Shares.
/2/Annualized.
24

CALIFORNIA MONEY FUND

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preserva-tion of capital and relative stability of principal.

Investment Policies:
The Fund invests primarily in debt obligations issued by or on behalf of the State of California and other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt deriva-tive securities such as tender option bonds, participations, beneficial inter-ests in trusts and partnership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California ("California Municipal Obligations") are exempt from regular federal and Cali-fornia State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political sub-divisions, as well as certain other governmental issuers such as the Common-wealth of Puerto Rico.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund is non-diversified because it emphasizes investments in California Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. According-ly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations are exempt from federal income tax but may be subject to California State personal income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for California institutional investors and their customers seeking as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California personal income tax as is consistent with the preservation of capital and relative stability of prin-cipal.

Performance Information
Administration Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.




                                    [GRAPH]
                            California Money Fund Dollar Shares/1/
                                Net Annualized Returns
     1991                                  3.69%
     1992                                  2.36%
     1993                                  2.01%
     1994                                  2.48%
     1995                                  3.39%
     1996                                  2.96%
     1997                                  3.14%
     1998                                  2.88%
     1999                                  2.57%
     2000                                  3.12%
                                January, 1991-December, 2000

/1/ Because the Administration Shares of the Fund have not yet commenced opera-
    tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administra-tion Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfo-lio securities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.
26

During the ten-year period shown in the bar chart, the highest quarterly return was 3.77% (for the quarter ended September 30, 1991) and the lowest quarterly return was 1.88% (for the quarter ended March 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                      1 Year 5 Years 10 Years
  California Money Fund Dollar Shares/1/              3.12%   2.93%   2.85%

  iMoneyNet, Inc.'s Money Fund Report:
   California State Specific Tax-Free Institutions--
    Only Money Fund Average*                          3.25%   3.18%   3.08%

                                                            7-Day Yield
                                                      As of December 31, 2000
  California Money Fund Dollar Shares/1/                       3.64%

  iMoneyNet, Inc.'s Money Fund Report:
   California State Specific Tax-Free Institutions--
    Only Money Fund Average*                                   3.59%

/1/Because the Administration Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are sub-stantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: California State Specific Tax-Free Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of California State. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for the California Money Fund Dollar Shares as of January 2, 2001 was 3.65%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                            California Money Fund
                                            Administration Shares
  Management Fees                                  .20%
  Other Expenses                                   .34%
   Administration Fees                                         .20%
   Miscellaneous                                               .14%
   Total Annual Fund Operating Expenses/1/         .54%
                                            ==========

/1/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fis-cal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers. However, the waivers are voluntary and can be terminated at any time.

                                                        California Money Fund
                                                        Administration Shares
  Management Fees (after current waivers)                      .08%
  Other Expenses                                               .22%
   Administration Fees (after current waivers)                             .08%
   Miscellaneous                                                           .14%
   Total Annual Fund Operating Expenses (after current
    waivers)                                                   .30%
                                                        ==========

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 California
                 Money Fund
               Administration
                   Shares


  One Year          $ 55

  Three Years       $173


INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primar-ily in California Municipal Obligations.

Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 80% of its net assets in California Municipal Obligations. At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Gov-ernment obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local tax-es. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds pursuant to Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund is authorized to purchase securities that are determined to have minimum credit risk and are Eligible Securities. Applicable Eligible Securities are:

 .securities which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .securities issued or guaranteed by persons with short-term debt having such ratings;

 .unrated securities determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such secu-rities; and

 .shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. Government or any agency or instrumentality.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of pri-vate activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" securities.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other gov-ernmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or con-tractual restrictions on resale or the absence of readily available market quo-tations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
30

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to main-tain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a NRSRO are widely accepted measures of credit risk. The lower a security is rated by a NRSRO the more credit risk it is con-sidered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

Special Considerations Affecting the Fund. The Fund is concentrated in securi-ties issued by the State of California or entities within the State of Cali-fornia and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of Califor-nia Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequent-ly, the net asset value of the Fund's portfolio.

General obligation bonds of the state of California are currently rated AA and AA2, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in cer-tain adverse consequences affecting California Municipal Obligations. Signifi-cant financial and other considerations relating to the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund's assets were not so invested.

The Fund may from time to time invest in electric revenue issues. The financial performance of certain of these utilities has been severely impacted as the industry moves toward deregulation and increased competition. California's electric utility restructuring plan permits direct competition to be phased in between 1998 and 2002. Municipal utilities, while not subject to the legisla-tion, are being faced with competitive market forces and must use the transi-tion period wisely to proactively prepare for deregulation. They are under pressure to reduce rates and cut costs in order to maintain their customer bases. In addition, some electric revenue issues have exposure to or partici-pate in nuclear power plants which could affect the issuer's financial perfor-mance. Risks include unexpected power outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance or inadequate rate relief. All of these factors could materially adversely affect electric utility issuers.
32

Financial Highlights
The Administration Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the California Money Fund Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the 9 months ended October 31, 1999 and each year ended January 31 in the 4 year period ended January 31, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Addi-tional Information and included in the Annual Report, each of which is avail-able upon request.

California Money Fund Dollar Shares
The table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.

                             --------------------------------------------------

                                      Nine Months
                          Year Ended     Ended
                          October 31, October 31,          Year Ended January 31,
                             2000        1999          1999      1998      1997      1996
Net Asset Value,
 Beginning of Period       $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           --------    --------      --------  --------  --------  --------
Income From Investment
 Operations:
Net Investment Income        0.0301      0.0182        0.0280    0.0309    0.0291    0.0331
                           --------    --------      --------  --------  --------  --------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0301)    (0.0182)      (0.0280)  (0.0309)  (0.0291)  (0.0331)
                           --------    --------      --------  --------  --------  --------
Net Asset Value, End of
 Period                    $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           ========    ========      ========  ========  ========  ========
Total Return                   3.05%       2.48%/2/      2.84%     3.14%     2.96%     3.37%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)               10,212       8,288       139,601   130,547   126,321    31,163
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.45%       0.45%/2/      0.45%     0.45%     0.45%     0.45%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    2.98%       2.43%/2/      2.77%     3.09%     2.90%     3.30%
                             ---------------------------------------------------------------

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .69% for the year ended October 31, 2000, .70% (annualized) for the nine months ended October 31, 1999 and .70%, .71%, .73% and .73% for the years ended January 31, 1999,
   1998, 1997 and 1996, respectively, for California Money Fund Dollar Shares. /2/Annualized.

MANAGEMENT OF THE FUND

Investment Adviser
The Adviser, a majority-owned indirect subsidiary of PNC Bank, N.A., serves as the Company's investment adviser. The Adviser and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under manage-ment in excess of $61 billion. BIMC (formerly known as PNC Institutional Man-agement Corporation) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

As investment adviser, BIMC manages each Fund and is responsible for all pur-chases and sales of Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, com-puted daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC, the co-administrator, may from time to time reduce the investment advisory and administration fees otherwise payable to them or may reimburse a Fund for its operating expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2000, the Funds paid investment advisory fees and administration fees of their average daily net asset as follows:

                                        Investment
                         Administration  Advisory
  Fund                        Fees         Fees
  TempFund                    .08%         .08%
  T-Fund                      .09%         .09%
  MuniFund                    .07%         .07%
  California Money Fund       .08%         .08%

The services provided by BIMC and the fees payable by each Fund for these serv-ices are described further in the Statement of Additional Information under "Management of the Funds."
34

SHAREHOLDER INFORMATION

Price of Fund Shares
A Fund's net asset value per share for purposes of pricing purchase and redemp-tion orders is determined by PFPC Inc. ("PFPC"), the Trust's co-administrator, twice each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). The net asset value of MuniFund and California Money Fund is determined as of 12:00 noon and 4:00 P.M., Eastern Time (9:00 A.M., and 1:00 P.M. Pacific Time). The net asset value of TempFund and T-Fund is determined as of 12:00 noon and 5:30 P.M. Eastern Time. The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstand-ing shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." Under the 1940 Act, a Fund may postpone the date of payment of any redeemable security for up to seven days.

On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same business day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next business day.

Purchase of Shares
Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' office in Wilmington, Dela-ware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM, Eastern Time, through the Fund's internet-based order entry program, MA2000.

The chart below outlines the deadlines for execution of purchase orders. Pur-chase orders accepted by PFPC by the deadline and for which payment has been received by PNC Bank, N.A. ("PNC Bank"), an agent of the Trust's custodian, PFPC Trust Company, by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will be executed that day. Purchase orders received after the deadlines, and orders for which payment has not been received by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will not be accepted, and notice thereof will be given to the institution placing the order. Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending institution. Each of the Funds may at their discretion reject any purchase order for Administration Shares.

  Portfolio                         Time


  TempFund*                 5:30 PM Eastern Time

  T-Fund*                   5:30 PM Eastern Time


  MuniFund                  2:30 PM Eastern Time

  California Money Fund**  12:00 Noon Eastern Time

* Purchase orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders or to reject an order for any reason.
** Purchase orders for Administration Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders or to reject an order for any reason.

Payment for Administration Shares of a Fund may be made only in federal funds or other funds immediately available to PNC Bank. The minimum initial invest-ment by an institution for Administration Shares is $5,000. (However, institu-tional investors may set a higher minimum for their customers). There is no minimum subsequent investment.

Administration Shares of the Funds are sold without charge by a Fund. Institu-tional investors purchasing or holding Administration Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, there-fore, consider the terms of its account with an institution before purchasing Administration Shares of the Funds. An institution purchasing Administration Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares
Redemption orders must be transmitted to the Funds' office in Wilmington, Dela-ware in the manner described under "Purchase of Shares." Administration Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC's receipt of the redemption request.

The chart below outlines the deadlines for redemption of Administration Shares of the Funds. Payment for redeemed Administration Shares of the Funds for which redemption requests are received by PFPC by the established deadlines on a Business Day is normally made in federal funds wired to the redeeming share-holder on the same day. Payment of redemption requests which are received after the established deadlines, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.

  Portfolio                         Time
  TempFund*                 5:30 PM Eastern Time
  T-Fund*                   5:30 PM Eastern Time
  MuniFund                 12:00 Noon Eastern Time
  California Money Fund**  12:00 Noon Eastern Time

* Redemption orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders.
** Redemption orders for Administration Shares of the California Money Fund will be accepted between 12:00 noon Eastern Time and 1:00 PM Eastern Time for a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders.
36

The Funds shall have the right to redeem shares in any Administration Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after sixty days' prior written notice to the sharehold-er. If during the sixty-day period the shareholder increases the value of its Administration Share account to $5,000 or more, no such redemption shall take place. If a shareholder's Administration Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Administration Shares involuntarily under certain special circumstances described in the Statement of Additional Information under "Additional Pur-chase and Redemption Information." An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customers agreements.

Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Administration Shares. (See also "Management of the Fund--Service Organizations," as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Administra-tion Shares.

Administration Shareholder Service Plan
Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC Bank Corp. ("Service Organizations"), may purchase Administration Shares. Pursuant to a Shareholder Services Plan adopted by the Trust's Board of Trustees, the Fund will enter into an agreement with each Service Organization which purchases Administra-tion Shares. The agreement will require the service organization to provide services to its customers who are the beneficial owners of such shares in con-sideration of the Fund's payment of up to .10% (on an annualized basis) of the average daily net asset value of the Administration Shares held by the Service Organization. Such services are described more fully in the Statement of Addi-tional Information under "Management of the Fund--Service Organization." Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in con-nection with their investments in Administration Shares.

Dividends and Distributions
Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder's shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as divi-dends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Fund's transfer agent, at P.O. Box 8950, Wil-mington, Delaware 19885-9628 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes
Distributions paid by TempFund and T-Fund will generally be taxable to share-holders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that dis-tributions on, and sales exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

Tax Exempt Funds--MuniFund and California Money Fund ("the Tax-Exempt Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by a Tax-Exempt Fund may constitute an item of tax preference for purposes of determin-ing federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes
Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund's dis-tributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California state personal income tax, provided that at least 50% of the aggregate value of the Fund's assets consist of exempt-interest obligations. However, dividends paid to cor-porate shareholders subject to California state franchise tax or California state corporate income tax will be taxed as ordinary income to such sharehold-ers, notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Moreover, to the extent that the Fund's dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California state personal income tax, even though such divi-dends may be exempt for federal income tax purposes.

Dividends paid by California Money Fund derived from U.S. Government obliga-tions generally will be exempt from state and local tax as well. However, except as noted with respect
38
to California state personal income tax, in some situations distributions of net investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

                                     * * *

PFPC, as transfer agent, will send each of the Funds' shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonres-ident aliens, foreign trusts or estates, or foreign corporations or partner-ships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situa-tion.

How to Contact BlackRock Provident Institutional Funds

For purchases and redemption orders only call: 800-441-7450

For yield information call: 800-821-6006

  TempFund Administration Shares Code: H1
  T-Fund Administration Shares Code: N1
  MuniFund Administration Shares Code: K1
  California Money Fund Administration Shares Code: R1

For other information call: 800-821-7432 or visit our website at www.brpif.com.

Written correspondence may be sent to:

  BlackRock Provident Institutional Funds
  Bellevue Park Corporate Center
  400 Bellevue Parkway
  Wilmington, DE 19809

Where to Find More Information

The Statement of Additional Information (the "SAI") includes additional information about the Trust's investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Trust's web site at www.brpif.com.

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Provident Institutional Funds 1940 Act File No. is 811-2354.

                                       Cash Management Shares

                                       Investment Portfolios offered by
                                       BlackRock Provident Institutional Funds


                                 [GRAPHIC]

Prospectus

January 29, 2001



[LOGO OF BLACKROCK PROVIDENT INSTITUTIONAL FUNDS]




                                       The Securities and Exchange Commission
                                       has not approved or disapproved the
                                       Funds' shares or determined if this
                                       prospectus is accurate or complete. It is a criminal offense to state otherwise.

Table of Contents

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
How to Find the Information You Need.......................................   1

TempFund...................................................................   2

TempCash...................................................................  10

FedFund....................................................................  19

T-Fund.....................................................................  26

Federal Trust Fund.........................................................  33

Treasury Trust Fund........................................................  40

MuniFund...................................................................  47

MuniCash...................................................................  55

California Money Fund......................................................  63

New York Money Fund........................................................  72

Management of the Fund.....................................................  81

Shareholder Information....................................................  82

  Price of Fund Shares.....................................................  82

  Purchase of Shares.......................................................  82

  Redemption of Shares.....................................................  83

  Cash Management Shareholder Service Plan.................................  84

  Dividends and Distributions..............................................  85

  Federal Taxes............................................................  85

  State and Local Taxes....................................................  86

How to Find the Information You Need

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Welcome to the BlackRock Provident Institutional Funds Prospectus for Cash Man-agement Shares.

The prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Cash Management Shares of the BlackRock Provident Institutional Funds (the "Trust").

This prospectus contains information about all ten portfolios (the "Funds") of the Trust that offer Cash Management Shares. To save you time, the prospectus has been organized so that each Fund has its own short section. All you have to do is turn to the section for any particular Fund. Once you read the important facts about the Funds that interest you, read the sections that tell you about buying and selling shares, certain fees and expenses, shareholder services, and your rights as a shareholder. These sections apply to all the Funds.

Cash Management Shares are sold to institutions that have entered into servic-ing agreements with the Trust in connection with their investments.

The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

TempFund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in a broad range of U.S. dollar-denominated money market instruments, including government, bank, and commercial obligations and repur-chase agreements relating to such obligations.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the investment adviser, BlackRock Institutional Management Corporation ("BIMC," or the "Ad-viser") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest pay-ments when due. The Fund is also subject to risks related to changes in pre-vailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income and stability of principal.
 2

Performance Information
The Bar Chart below indicates the risks of investing in the Cash Management Shares of the Fund by showing how the performance of Cash Management Shares of the Fund has varied from year to year; and the average annual return for Cash Management Shares of the Fund. The Table shows how the average annual return for Cash Management Shares of the Fund for the past two years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                    [GRAPH]

                                   TempFund
                            Cash Management Shares
                                     Net Annualized
                                         Returns

                                 1999    4.90%/1/
                                 2000    5.92%

                        January, 1991 - December, 2000


/1/ Annualized. The Fund commenced operations on June 14, 1999.

During the two-year period shown in the bar chart, the highest quarterly return was 6.20% (for the quarter ended September 30, 2000) and the lowest quarterly return was 4.64% (for the quarter ended September 30, 1999).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                          1
                                                        Year

  TempFund Cash Management Shares                       5.92%

  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions -- Only Money Fund Average*  6.15%

                                                              7-Day Yield
                                                        As of December 31, 2000

  TempFund Cash Management Shares                                6.00%

  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions -- Only Money Fund Average*           6.25%

* iMoneyNet, Inc.'s Money Fund Report: First Tier Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for TempFund Cash Management Shares as of January 2, 2001 was 5.98%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
 4

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                   TempFund
                                            Cash Management Shares

  Management Fees                                  .09%

  Other Expenses                                   .61%
   Administration Fees                                         .09%
   Shareholder Servicing Fees                                  .25%
   Miscellaneous                                               .27%

  Total Annual Fund Operating Expenses /1/         .70%
                                            ===========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior writ-ten notice to the Fund.

                                                              TempFund
                                                       Cash Management Shares

  Management Fees (after current waivers)                     .08%

  Other Expenses                                              .60%
   Administration Fees (after current waivers)                            .08%
   Shareholder Servicing Fees                                             .25%
   Miscellaneous                                                          .27%

  Total Annual Fund Operating Expenses (after current
   waivers)                                                   .68%
                                                       ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      TempFund
               Cash Management Shares


  One Year              $ 72

  Three Years           $224

  Five Years            $390

  Ten Years             $871

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, bank, and commercial obligations and repurchase agreements relating to such obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission (the "SEC"). Pursuant to Rule 2a-7, the Fund will generally limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be First Tier Eligible Securities. First Tier Eligible Securities are:

 . securities that have ratings at the time of purchase (or which are guaran-teed or in some cases otherwise supported by credit supports with such rat-
   ings) in the highest rating category by at least two unaffiliated nation-ally recognized statistical rating organizations ("NRSROs"), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

 . securities that are issued or guaranteed by a person with such ratings;

 . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

 . securities issued or guaranteed as to principal or interest by the U.S.
   Government or any of its agencies or instrumentalities; or

 . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.
 6

Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers' acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bear-ing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund's assets.

Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund's quality and matu-rity requirements.

Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities present-ing somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Lever-age risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.
 8

Financial Highlights
The financial highlights tables are intended to help you understand TempFund Cash Management Shares' financial performance for the one year ended October 31, 2000, the one month ended October 31, 1999 and the period June 14, 1999 through September 30, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempFund Cash Management Shares
The table below sets forth selected financial data for a TempFund Cash Manage-ment Share outstanding throughout each year presented.


                                                                For the Period
                                                 One Month     June 14, 1999/1/
                                    Year Ended     Ended           Through
                                    October 31, October 31,     September 30,
                                       2000        1999              1999
Net Asset Value, Beginning of
 Period                              $   1.00    $   1.00          $   1.00
                                     --------    --------          --------
Income From Investment Operations:
Net Investment Income                  0.0561      0.0041            0.0135
                                     --------    --------          --------
Less Distributions:
Dividends to Shareholders From Net
 Investment Income                    (0.0561)    (0.0041)          (0.0135)
                                     --------    --------          --------
Net Asset Value, End of Period       $   1.00    $   1.00          $   1.00
                                     ========    ========          ========
Total Return                             5.75%       4.92%/2/          4.60%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000)       30,242      14,069            13,789
Ratio of Expenses to Average Daily
 Net Assets/3/                           0.68%       0.68%/2/          0.68%/2/
Ratio of Net Investment Income to
 Average Daily Net Assets                5.68%       4.81%/2/          4.57%/2/

/1/Commencement of Operations.
/2/Annualized.
/3/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for TempFund Cash Management Shares would have been .70% for the year ended October 31, 2000, .70% (annualized) for the one month ended October 31, 1999 and .71% (annualized) for the period ended September 30, 1999.

TempCash

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank and commercial obliga-tions and repurchase agreements relating to such obligations. Under normal mar-ket conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry and repurchase agree-ments relating to such obligations.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

Because of its concentration in the financial services industry, the Fund will be exposed to the risks associated with that industry, such as government regu-lation, the availability and cost of capital funds, and general economic condi-tions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income and stability of principal.
10

Performance Information
Cash Management Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in Dollar Shares of the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of divi-dends and distributions. The Fund's past performance does not necessarily indi-cate how it will perform in the future.


                                    [GRAPH]


                                   TempCash
                               Dollar Shares/1/
                                         Net Annualized
                                            Returns

                             1991            6.02%
                             1992            3.55%
                             1993            2.90%
                             1994            4.05%
                             1995            5.77%
                             1996            5.19%
                             1997            5.37%
                             1998            5.30%
                             1999            4.88%
                             2000            6.23%

                        January, 1991 - December, 2000


/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 6.94% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.82% (for the quarter ended March 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                        1 Year 5 Years 10 Years

  TempCash Dollar Shares /1/                            6.23%   5.39%   5.01%

  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions -- Only Money Fund Average*  6.15%   5.41%   4.99%

                                                              7-Day Yield
                                                        As of December 31, 2000

  TempCash Dollar Shares /1/                                     6.33%

  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions -- Only Money Fund Average*           6.25%

/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: First Tier Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for TempCash Dollar Shares as of January 2, 2001 was 6.32%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
12

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                   TempCash
                                            Cash Management Shares

  Management Fees                                  .15%

  Other Expenses                                   .67%
   Administration Fees                                         .15%
   Shareholder Servicing Fees                                  .25%
   Miscellaneous                                               .27%

  Total Annual Fund Operating Expenses /1/         .82%
                                            ===========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                              TempCash
                                                       Cash Management Shares

  Management Fees (after current waivers)                     .08%

  Other Expenses                                              .60%
   Administration Fees (after current waivers)                            .08%
   Shareholder Servicing Fees                                             .25%
   Miscellaneous                                                          .27%

  Total Annual Fund Operating Expenses (after current
   waivers)                                                   .68%
                                                       ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      TempCash
               Cash Management Shares

  One Year              $ 83

  Three Years           $259

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements relating to such obligations. At least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements relating to such obligations, unless the Fund is in a temporary defensive position.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchases of any one issuer's securities (other than U.S. Gov-ernment obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be First Tier Eligible Securities. First Tier Eligible Securities are:

 . securities that have ratings at the time of purchase (or which are guaran-teed or in some cases otherwise supported by credit supports with such rat-
   ings) in the highest rating category by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

 . securities that are issued or guaranteed by a person with such ratings;

 . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

 . securities issued or guaranteed as to principal or interest by the U.S.
   Government or any of its agencies or instrumentalities; or

 . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.
14

Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations and certificates of depos-it, bankers' acceptances, bank notes and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may invest substantially in obligations of for-eign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risks. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its assets.

Commercial Paper. The Fund may invest in commercial paper and short-term notes and corporate bonds that meet the Fund's quality and maturity restrictions. Commercial paper purchased by the Fund may include instruments issued by for-eign issuers, such as Canadian commercial paper, which is U.S. dollar-denomi-nated commercial paper issued by a Canadian corporation or a Canadian counter-part of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by pri-vate companies. Purchasable mortgage-related securities also include adjust-able rate securities. The Fund currently intends to hold CMOs only as collat-eral for repurchase agreements.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Guaranteed Investment Contracts. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (col-lectively "GICs"), issued by highly rated U.S. insurance companies. GIC investments that do not provide for payment within seven days after notice are subject to the Fund's policy regarding investments in illiquid securities.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other finan-cial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securi-ties for speculative purposes but only in furtherance of its investment objec-tive. The Fund receives no income from when-issued or delayed settlement secu-rities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities present-ing somewhat higher credit risk. Credit quality ratings published
16
by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Lever-age risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

Concentration. The Fund intends to concentrate more than 25% of its total assets in the obligations of issuers in the financial services industry and repurchase agreements relating to such obligations. Because the Fund concen-trates its assets in the financial services industry it will be exposed to the risks associated with that industry, such as government regulation, the avail-ability and cost of capital funds, and general economic conditions.

Foreign Exposure. Securities issued by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the for-eign country involved could affect the payment of principal and interest.

Financial Highlights
The Cash Management Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the TempCash Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the one month ended Octo-ber 31, 1999 and each year ended September 30 in the 4 year period ended Sep-tember 30, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming rein-vestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempCash Dollar Shares
The table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each year presented.

                                       One Month
                          Year Ended     Ended
                          October 31, October 31,         Year Ended September 30,
                             2000        1999          1999      1998      1997      1996
Net Asset Value,
 Beginning of Period       $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           --------    --------      --------  --------  --------  --------
Income From Investment
 Operations:
 Net Investment Income       0.0588      0.0042        0.0471    0.0527    0.0516    0.0517
                           --------    --------      --------  --------  --------  --------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0588)    (0.0042)      (0.0471)  (0.0527)  (0.0516)  (0.0517)
                           --------    --------      --------  --------  --------  --------
Net Asset Value, End of
 Period                    $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           ========    ========      ========  ========  ========  ========
Total Return                   6.04%       5.06%/2/      4.82%     5.41%     5.29%     5.31%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)              427,625     401,426       378,010   503,809   401,529   527,830
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.43%       0.43%/2/      0.43%     0.43%     0.43%     0.43%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    5.89%       4.94%/2/      4.70%     5.27%     5.16%     5.17%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .56% for the year ended October 31, 2000, .59% (annualized) for the one month ended October 31, 1999 and .55%, .57%, .55% and .58% for the years ended September 30, 1999, 1998, 1997 and 1996, respectively, for TempCash Dollar Shares.
/2/Annualized.
18

FedFund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in a portfolio consisting of U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal.

Performance Information
Cash Management Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume rein-vestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                    [GRAPH]


                                    FedFund
                               Dollar Shares/1/

                                         Net Annualized
                                            Returns

                             1991            5.88%
                             1992            3.57%
                             1993            2.86%
                             1994            3.97%
                             1995            5.67%
                             1996            5.09%
                             1997            5.22%
                             1998            5.13%
                             1999            4.76%
                             2000            6.03%

                        January, 1991 - December, 2000


/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 6.50% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.82% (for the quarter ended June 30, 1993).
20

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                        1 Year 5 Years 10 Years


  FedFund Dollar Shares /1/                             6.03%   5.24%   4.85%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*  5.91%   5.20%   4.99%

                                                              7-Day Yield
                                                        As of December 31, 2000


  FedFund Dollar Shares /1/                                      6.05%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*           5.90%

/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: Government Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for FedFund Dollar Shares as of January 2, 2001 was 6.05%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                              FedFund Cash
                                            Management Shares


  Management Fees                               .12%

  Other Expenses                                .67%
   Administration Fees                                   .12%
   Shareholder Servicing Fees                            .25%
   Miscellaneous                                         .30%


  Total Annual Fund Operating Expenses /1/      .79%
                                            ========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to con-tinue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                                  FedFund
                                                                   Cash
                                                                Management
                                                                  Shares


  Management Fees (after current waivers)                        .08%

  Other Expenses                                                 .62%
   Administration Fees (after current waivers)                         .08%
   Shareholder Servicing Fees                                          .25%
   Miscellaneous                                                       .29%


  Total Annual Fund Operating Expenses (after current waivers)   .70%
                                                                =====

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 FedFund Cash
               Management Shares


  One Year           $ 81

  Three Years        $252

22

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in obligations issued or guaranteed by the U.S. Government, its agen-cies or instrumentalities (in addition to direct Treasury obligations) and repurchase agreements relating to such obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securi-ties for speculative purposes but only in further-ance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to main-tain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies and instru-mentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumen-tality issuing the obligation.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reserve repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve lev-erage risk. Leverage risk is associated with securities or practices that mul-tiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.
24

Financial Highlights
The Cash Management Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the FedFund Dollar Shares' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

FedFund Dollar Shares
The table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.


                                         Year Ended October 31,
                                2000      1999      1998      1997      1996
Net Asset Value, Beginning
 of Period                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              --------  --------  --------  --------  --------
Income From Investment
 Operations:
Net Investment Income           0.0569    0.0458    0.0510   0 .0505    0.0504
                              --------  --------  --------  --------  --------
Less Distributions:
Dividends to Shareholders
 From Net Investment Income    (0.0569)  (0.0458)  (0.0510)  (0.0505)  (0.0504)
                              --------  --------  --------  --------  --------
Net Asset Value, End of
 Period                       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              ========  ========  ========  ========  ========
Total Return                      5.84%     4.69%     5.23%     5.18%     5.16%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)                        216,511    34,611    30,459   116,316   113,747
Ratio of Expenses to Average
 Daily Net Assets/1/              0.45%     0.45%     0.45%     0.45%     0.44%
Ratio of Net Investment
 Income to Average
Daily Net Assets                  6.04%     4.56%     5.10%     5.05%     5.04%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .54%, .53%, .53%, .54% .and 55% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively, for FedFund Dollar Shares.

T-Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in U.S. Treasury bills, notes, trust receipts and direct obli-gations of the U.S. Treasury and repurchase agreements relating to direct Trea-sury obligations.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal.

Performance Information
The Bar Chart below indicates the risks of investing in the Cash Management Shares of the Fund by showing how the performance of Cash Management Shares of the Fund has varied from year to year; and the average annual return for Cash Management Shares of the Fund. The Table shows how the average annual return for Cash Management Shares of the Fund for the past two years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                    [GRAPH]

                                    T-Fund
                            Cash Management Shares

                                     Net Annualized
                                        Returns
                                 1999    4.64%/1/
                                 2000    5.64%

                          May, 1999 - December, 2000


/1/ Annualized. The Fund commenced operations on May 17, 1999.

During the two-year period shown in the bar chart, the highest quarterly return was 5.97% (for the quarter ended December 31, 2000) and the lowest quarterly return was 4.42% (for the quarter ended September 30, 1999).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                        1 Year

  T-Fund Cash Management Shares                         5.64%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*  5.91%

                                                              7-day yield
                                                        As of December 31, 2000

  T-Fund Cash Management Shares                                  5.70%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*           5.90%

* iMoneyNet, Inc.'s Money Fund Report: Government Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for T-Fund Cash Management Shares as of January 2, 2001 was 5.68%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
28

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                    T-Fund
                                            Cash Management Shares


  Management Fees                                  .12%

  Other Expenses                                   .65%
   Administration Fees                                         .12%
   Shareholder Servicing Fees                                  .25%
   Miscellaneous                                               .28%


  Total Annual Fund Operating Expenses /1/         .77%
                                            ===========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior writ-ten notice to the Fund.

                                                               T-Fund
                                                       Cash Management Shares


  Management Fees (after current waivers)                     .09%
  Other Expenses                                              .60%
   Administration Fees (after current waivers)                            .09%
   Shareholder Servicing Fees                                             .25%
   Miscellaneous                                                          .26%


  Total Annual Fund Operating Expenses (after current
   waivers)                                                   .69%
                                                       ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       T-Fund
               Cash Management Shares


  One Year              $ 79

  Three Years           $246


  Five Years            $428

  Ten Years             $954

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes, trust receipts and repurchase agree-ments relating to direct Treasury obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less fre-quently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

INVESTMENTS. The Fund's investments may include the following:

U.S. Treasury Obligations. The Fund may purchase direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of
30
its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Types of Investments. This prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Treasury securities are considered to be the safest type of investment in terms of credit risk.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risks.

Financial Highlights
The financial highlights tables are intended to help you understand the T-Fund Cash Management Shares' financial performance for the one year ended October 31, 2000 and the period May 17, 1999 through October 31, 1999. Certain informa-tion reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distribu-tions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by refer-ence into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

T-Fund Cash Management Shares
The table below sets forth selected financial data for a T-Fund Cash Management Share outstanding throughout each year presented.


                                                              For the Period
                                                                 May 17,
                                                                 1999/1/
                                                  Year Ended     Through
                                                  October 31,  October 31,
                                                     2000          1999
Net Asset Value, Beginning of Period               $   1.00      $   1.00
                                                   --------      --------
Income From Investment Operations:
Net Investment Income                                0.0529        0.0197
                                                   --------      --------
Less Distributions:
Dividends to Shareholders From Net Investment
 Income                                             (0.0529)      (0.0197)
                                                   --------      --------
Net Asset Value, End of Period                     $   1.00      $   1.00
                                                   ========      ========
Total Return                                           5.42%         4.37%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000)                     62,480         3,252
Ratio of Expenses to Average Daily Net Assets/3/       0.69%         0.70%/2/
Ratio of Net Investment Income to Average Daily
 Net Assets                                            5.31%         4.43%/2/

/1/Commencement of Operations.
/2/Annualized.
/3/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for T-Fund Cash Management Shares would have been .77% for the year ended October 31, 2000 and .78% (annualized) for the period ended October 31, 1999.
32

Federal Trust Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and relative stability of princi-pal.

Investment Policies:
The Fund invests in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities thereof the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the mar-ket value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in pre-vailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund may from time to time engage in portfolio trading for liquidity pur-poses, in order to enhance its yield or if otherwise deemed advisable. In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire any given security, depending upon whether interest rates have decreased or increased since its acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any, when distributed will be subject to the state's income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal.

Performance Information
Cash Management Shares of the Fund do not have a performance history as of the date of this prospectus. The Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of divi-dends and distributions. The Fund's past performance does not necessarily indi-cate how it will perform in the future.


                                    [GRAPH]


                                 Federal Trust
                               Dollar Shares/1/
                                        Net Annualized
                                            Returns

                             1991            5.83%
                             1992            3.55%
                             1993            2.81%
                             1994            3.99%
                             1995            5.58%
                             1996            5.01%
                             1997            5.13%
                             1998            5.07%
                             1999            4.73%
                             2000            6.02%
                        January, 1991 - December, 2000


/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

During the ten year period shown in the bar chart, the highest quarterly return was 6.66% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.79% (for the quarter ended June 30, 1993).
34

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                        1 Year 5 Years 10 Years

  Federal Trust Fund Dollar Shares /1/                  6.02%   5.18%   4.78%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*  5.91%   5.20%   4.80%

                                                              7-day yield
                                                        As of December 31, 2000

  Federal Trust Fund Dollar Shares /1/                           6.03%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*           5.90%

/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: Government Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for Fed-eral Trust Fund Dollar Shares as of January 2, 2001 was 6.02%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                             Federal Trust
                                                 Fund
                                            Cash Management
                                                Shares

  Management Fees                              .12%

  Other Expenses                               .72%
   Administration Fees                                 .12%
   Shareholder Servicing Fees                          .25%
   Miscellaneous                                       .35%

  Total Annual Fund Operating Expenses /1/     .84%
                                            =======

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to con-tinue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                                 Federal Trust
                                                                     Fund
                                                                Cash Management
                                                                    Shares

  Management Fees (after current waivers)                          .05%

  Other Expenses                                                   .65%
   Administration Fees (after current waivers)                             .05%
   Shareholder Servicing Fees                                              .25%
   Miscellaneous                                                           .35%

  Total Annual Fund Operating Expenses (after current waivers)     .70%
                                                                =======

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 Federal Trust Fund
               Cash Management Shares

  One Year              $ 86

  Three Years           $268

36

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests in obligations issued or guaranteed as to principal and interest by the U.S. Government or by agencies or instrumentali-ties thereof the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less fre-quently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government, including securities issued by the U.S. Trea-sury and by certain agencies or instrumentalities such as the Federal Home Loan Bank, Farm Credit System and the Student Loan Marketing Association, and related custodial receipts.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securi-ties for speculative purposes but only in furtherance of its investment objec-tive. The Fund receives no income from when-issued or delayed settlement secu-rities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strate-gies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies and instrumen-talities of the U.S. Government are backed by the full faith and credit of the United States; others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. When-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.
38

Financial Highlights
The Cash Management Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the Federal Trust Fund Dollar Shares' financial perfor-mance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (as-suming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

Federal Trust Fund Dollar Shares
The table below sets forth selected financial data for a Federal Trust Dollar Share outstanding throughout each year presented.


                                         Year Ended October 31,
                                2000      1999      1998      1997      1996
Net Asset Value, Beginning
 of Period                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              --------  --------  --------  --------  --------
Income From Investment
 Operations:
Net Investment Income           0.0568    0.0453    0.0504    0.0496    0.0498
                              --------  --------  --------  --------  --------
Less Distributions:
Dividends to Shareholders
 From Net Investment Income    (0.0568)  (0.0453)  (0.0504)  (0.0496)  (0.0498)
                              --------  --------  --------  --------  --------
Net Asset Value, End of
 Period                       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              ========  ========  ========  ========  ========
Total Return                      5.83%     4.63%     5.17%     5.08%     5.10%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)                         13,200    27,539    38,633    38,700    26,875
Ratio of Expenses to Average
 Daily Net Assets/1/              0.45%     0.45%     0.45%     0.45%     0.44%
Ratio of Net Investment
 Income to Average Daily Net
 Assets                           5.59%     4.51%     5.04%     4.96%     4.97%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .59%, .57%, .54%, .56% and .56% for the years ended October 31, 2000, 1999, 1998, 1997, and 1996, respectively, for Federal Trust Fund Dollar Shares.

Treasury Trust Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund may from time to time engage in portfolio trading for liquidity pur-poses, in order to enhance its yield or if otherwise deemed advisable. In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire any given security, depending upon whether interest rates have decreased or increased since its acquisition. In addition, shareholders in a particular state that imposes income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any, when distributed will be subject to the state's income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal. The Fund's investment policies are intended to qualify Fund shares for the investment of funds of federally regu-lated thrifts. The Fund intends to qualify its shares as "short-term liquid assets" as established in the published rulings, interpretations, and regula-tions of the Office of Thrift Supervision. However, investing institutions are advised to consult their primary regulator for concurrence that Fund shares qualify under applicable regulations and policies.

Performance Information
Cash Management Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume rein-vestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                    [GRAPH]


                                Treasury Trust
                               Dollar Shares/1/

                                         Net Annualized
                                             Returns

                             1991            5.62%
                             1992            3.29%
                             1993            2.71%
                             1994            3.73%
                             1995            5.41%
                             1996            4.87%
                             1997            4.94%
                             1998            4.74%
                             1999            4.36%
                             2000            5.61%

                        January, 1991 - December, 2000


/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 7.14% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.59% (for the quarter ended June 30, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                      1 Year  5 Years 10 Years


  Treasury Trust Fund Dollar Shares /1/                 5.61%  4.90%   4.54%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*  5.91%  5.20%   4.80%

                                                              7-day yield
                                                        As of December 31, 2000


  Treasury Trust Fund Dollar Shares /1/                          5.61%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*           5.90%

/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

 * iMoneyNet, Inc.'s Money Fund Report Government Institutions -- Only Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for Treasury Trust Fund Dollar Shares as of January 2, 2001 was 5.64%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.brpif.com.
42

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                              Treasury Trust Fund
                                            Cash Management Shares


  Management Fees                                  .12%

  Other Expenses                                   .67%
   Administration Fees                                         .12%
   Shareholder Servicing Fees                                  .25%
   Miscellaneous                                               .30%


  Total Annual Fund Operating Expenses /1/         .79%
                                            ===========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to con-tinue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                         Treasury Trust Fund
                                                       Cash Management Shares


  Management Fees (after current waivers)                     .08%

  Other Expenses                                              .62%
   Administration Fees (after current waivers)                            .08%
   Shareholder Servicing Fees                                             .25%
   Miscellaneous                                                          .29%


  Total Annual Fund Operating Expenses (after current
   waivers)                                                   .70%
                                                       ===========


Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                Treasury Trust Fund
               Cash Management Shares
  One Year              $ 81

  Three Years           $252

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts.

The Fund invests in securities maturing within one year or less, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversi-fication, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

INVESTMENTS. The Fund's investments may include the following:

U.S. Treasury Obligations. To the extent consistent with its investment objec-tives, the Fund may invest in direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the STRIPS program.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securi-ties for speculative purposes but only in furtherance of its investment objec-tive. The Fund receives no income from when-issued or delayed settlement secu-rities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
44

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. When-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

Financial Highlights
The Cash Management Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the Treasury Trust Fund Dollar Shares' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

Treasury Trust Fund Dollar Shares
The table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.


                                         Year Ended October 31,
                                2000      1999      1998      1997      1996
Net Asset Value, Beginning
 of Period                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              --------  --------  --------  --------  --------
Income From Investment
 Operations:
Net Investment Income           0.0527    0.0417    0.0477    0.0479    0.0483
                              --------  --------  --------  --------  --------
Less Distributions:
Dividends to Shareholders
 From Net Investment Income    (0.0527)  (0.0417)  (0.0477)  (0.0479)  (0.0483)
                              --------  --------  --------  --------  --------
Net Asset Value, End of
 Period                       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              ========  ========  ========  ========  ========
Total Return                      5.40%     4.26%     4.89%     4.91%     4.95%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)                        310,589   398,972   471,767   331,498   294,228
Ratio of Expenses to Average
 Daily Net Assets/1/              0.45%     0.45%     0.45%     0.45%     0.44%
Ratio of Net Investment
 Income to Average Daily Net
 Assets                           5.23%     4.14%     4.77%     4.79%     4.83%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .54%, .53%, .53%, .55% and .55% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively, for Treasury Trust Fund Dollar Shares.
46

MuniFund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:
The Fund invests in a broad range of short-term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instru-mentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal Obligations").

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in The Fund:
The Fund is designed for institutional investors seeking as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Performance Information
The Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Cash Management Shares of the Fund has varied from year to year; and the average annual return for Cash Management Shares of the Fund. The Table shows how the average annual return for Cash Management Shares of the Fund for the past two years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                    [GRAPH]

                                   MuniFund
                            Cash Management Shares

                                        Net Annualized
                                           Returns

                            1999           2.85%/1/
                            2000           3.44%

                       June, 1999 - December, 2000

/1/ Annualized. The Fund commenced operations on June 14, 1999.

During the two-year period shown in the bar chart, the highest quarterly return was 3.69% (for the quarter ended December 31, 2000) and the lowest quarterly return was 2.54% (for the quarter ended September 30, 1999).
48

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                     1 Year


  MuniFund Cash Management Shares                     3.44%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions -- Only Money Fund Average*  3.71%

                                                            7-Day Yield
                                                      As of December 31, 2000


  MuniFund Cash Management Shares                              3.88%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions -- Only Money Fund Average*           4.15%

* iMoneyNet, Inc.'s Money Fund Report: Tax Free Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authori-ties. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for MuniFund Cash Management Shares as of January 2, 2001 was 4.18%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                   MuniFund
                                            Cash Management Shares


  Management Fees                                  .18%

  Other Expenses                                   .72%
   Administration Fees                                         .18%
   Shareholder Servicing Fees                                  .25%
   Miscellaneous                                               .29%


  Total Annual Fund Operating Expenses /1/         .90%
                                            ===========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior writ-ten notice to the Fund.

                                                              MuniFund
                                                       Cash Management Shares


  Management Fees (after current waivers)                     .07%

  Other Expenses                                              .62%
   Administration Fees (after current waivers)                            .07%
   Shareholder Servicing Fees                                             .25%
   Miscellaneous                                                          .30%


  Total Annual Fund Operating Expenses (after current
   waivers)                                                   .69%
                                                       ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      MuniFund
               Cash Management Shares


  One Year             $   92

  Three Years          $  287


  Five Years           $  498

  Ten Years            $1,108

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approv-al. The Fund invests substantially all its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

Except during periods of unusual market conditions or during temporary defen-sive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the Securities and Exchange Commission. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percent-age limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securi-ties (other than U.S. Government securities, repurchase agreements collateral-ized by such securities and securities subject to certain guarantees or other-wise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be First Tier Eligible Securities. Applicable First Tier Eligible Securities are:

 .securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffili-ated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .securities that are issued or guaranteed by a person with such ratings; or

 .securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; and

 .securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Reve-nue securities include pri-vate activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" bonds.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase Munici-pal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securi-ties will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settle-ment securities for speculative purposes but only in furtherance of its invest-ment objective. The Fund receives no income from when-issued or delayed settle-ment securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this prospectus.
52

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government secu-rities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Munic-ipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incor-rect, the Fund and its shareholders could be subject to substantial tax liabil-ities.

Financial Highlights
The financial highlights tables are intended to help you understand the finan-cial performance for MuniFund Cash Management Shares for the one year ended October 31, 2000 and the period June 14, 1999 through October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

MuniFund Cash Management Shares
The table below sets forth selected financial data for a MuniFund Cash Manage-ment Share outstanding throughout each year presented.

                                                 ------------------------------

                                                             For the Period
                                                            June 14, 1999/1/
                                              Year Ended        Through
                                           October 31, 2000 October 31, 1999
Net Asset Value, Beginning of Period           $   1.00         $   1.00
                                               --------         --------
Income From Investment Operations:
Net Investment Income                            0.0329           0.0099
                                               --------         --------
Less Distributions:
Dividends to Shareholders From Net
 Investment Income                              (0.0329)         (0.0099)
                                               --------         --------
Net Asset Value, End of Period                 $   1.00         $   1.00
                                               ========         ========
Total Return                                       3.34%            2.61%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000)                  3,633            2,712
Ratio of Expenses to Average Daily Net
 Assets/3/                                         0.69%            0.70%/2/
Ratio of Net Investment Income to Average
 Daily Net Assets                                  3.33%            2.58%/2/
                                                 ---------------------------

/1/Commencement of Operations.
/2/Annualized.
/3/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for MuniFund Cash Management Shares would have been .90% for the year ended October 31, 2000 and .92% (annualized) for the period ended October 31, 1999.
54

MuniCash

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:
The Fund invests in a broad range of short-term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instru-mentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal Obligations").

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Performance Information
Cash Management Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume rein-vestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                    [GRAPH]


                                   Muni Cash
                               Dollar Shares/1/

                                         Net Annualized
                                            Returns

                             1991            4.21%
                             1992            2.66%
                             1993            2.09%
                             1994            2.58%
                             1995            3.66%
                             1996            3.26%
                             1997            3.40%
                             1998            3.22%
                             1999            2.93%
                             2000            3.84%
                        January, 1991 - December, 2000


/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 4.54% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.00% (for the quarter ended March 31, 1994).
56

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                      1 Year 5 Years 10 Years


  MuniCash Dollar Shares /1/                          3.84%   3.33%   3.21%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions -- Only Money Fund Average*  3.71%   3.25%   3.17%

                                                            7-Day Yield
                                                      As of December 31, 2000


  MuniCash Dollar Shares /1/                                   4.29%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions -- Only Money Fund Average*           4.15%

/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: Tax-Free Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authori-ties. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for MuniCash Dollar Shares as of January 2, 2001 was 4.33%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                   MuniCash
                                            Cash Management Shares


  Management Fees                                  .18%

  Other Expenses                                   .72%
   Administration Fees                                         .18%
   Shareholder Servicing Fees                                  .25%
   Miscellaneous                                               .29%


  Total Annual Fund Operating Expenses /1/         .90%
                                            ===========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                              MuniCash
                                                       Cash Management Shares


  Management Fees (after current waivers)                     .07%

  Other Expenses                                              .63%
   Administration Fees (after current waivers)                            .07%
   Shareholder Servicing Fees                                             .25%
   Miscellaneous                                                          .31%


  Total Annual Fund Operating Expenses (after current
   waivers)                                                   .70%
                                                       ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      MuniCash
               Cash Management Shares
  One Year              $ 92
  Three Years           $287

58

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests substantially all of its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

Except during periods of unusual market conditions or during temporary defen-sive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the Securities and Exchange Commission. The Fund may hold uninvested cash reserves pending invest-ment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limita-tion on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securities, repurchase agreements collateralized by such secu-rities and securities subject to certain guarantees or otherwise providing the right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund generally may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be Eligible Securities. Applicable Eligible Securities are:

 .securities that have short-term debt ratings at the time of purchase or which are guaranteed or in some cases otherwise supported by credit support with such rating in the two highest rating categories by at least two unaf-filiated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .securities that are issued or guaranteed by a person with such ratings;

 .securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; or

 .shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities include pri-vate activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" bonds.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase Munici-pal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securi-ties will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settle-ment securities for speculative purposes but only in furtherance of its invest-ment objective. The Fund receives no income from when-issued or delayed settle-ment securities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
60

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government secu-rities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Munic-ipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incor-rect, the Fund and its shareholders could be subject to substantial tax liabil-ities.

Financial Highlights
The Cash Management Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the MuniCash Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the 11 months ended Octo-ber 31, 1999 and each year ended November 30 in the 4 year period ended Novem-ber 30, 1998. The Fund reorganized into the Trust in 1999 and changed its fis-cal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming rein-vestment of all dividends and distributions). The information for the one year ended October 31, 2000 and the eleven months ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Addi-tional Information and included in the Annual Report, each of which is avail-able upon request. The financial highlights for each year ended November 30 in the 4 year period ended November 30, 1998 were audited by KPMG LLP whose report expressed an unqualified opinion on those statements.

MuniCash Dollar Shares
The table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each year presented.


                                        Eleven
                                        Months
                          Year Ended     Ended
                          October 31, October 31,          Year Ended November 30,
                             2000        1999          1998      1997      1996      1995
Net Asset Value,
 Beginning of Period       $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           --------    --------      --------  --------  --------  --------
Income From Investment
 Operations:
Net Investment Income        0.0367      0.0258        0.0321    0.0333    0.0325    0.0357
                           --------    --------      --------  --------  --------  --------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0367)    (0.0258)      (0.0321)  (0.0333)  (0.0325)  (0.0357)
                           --------    --------      --------  --------  --------  --------
Net Asset Value, End of
 Period                    $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           ========    ========      ========  ========  ========  ========
Total Return                   3.73%       2.86%/2/      3.26%     3.38%     3.31%     3.64%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)              101,373     123,017        91,404   150,089   101,528   101,424
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.45%       0.45%/2/      0.43%     0.43%     0.43%     0.43%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    3.63%       2.80%/2/      3.22%     3.33%     3.25%     3.58%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .65% for the year ended October 31, 2000, .66% (annualized) for the eleven months ended October 31, 1999 and .65%, .66%, .67% and .66% for the years ended November 30, 1998, 1997, 1996 and 1995, respectively, for MuniCash Dollar Shares.
/2/Annualized.
62

California Money Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preserva-tion of capital and relative stability of principal.

Investment Policies:
The Fund invests primarily in debt obligations issued by or on behalf of the State of California and other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt deriva-tive securities such as tender option bonds, participations, beneficial inter-ests in trusts and partnership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California ("California Municipal Obligations") are exempt from regular federal and Cali-fornia State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political sub-divisions, as well as certain other governmental issuers such as the Common-wealth of Puerto Rico.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund is non-diversified because it emphasizes investments in California Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. According-ly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations are exempt from federal income tax but may be subject to California State personal income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for California institutional investors and their customers seeking as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California personal income tax as is consistent with the preservation of capital and relative stability of prin-cipal.

Performance Information
Cash Management Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                    [GRAPH]


                             California Money Fund
                               Dollar Shares/1/

                                         Net Annualized
                                            Returns

                             1991            3.69%
                             1992            2.36%
                             1993            2.01%
                             1994            2.48%
                             1995            3.39%
                             1996            2.96%
                             1997            3.14%
                             1998            2.88%
                             1999            2.57%
                             2000            3.12%

                         January, 1991 - December, 2000


/1/Because the Cash Management Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Manage-ment Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfo-lio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 3.77% (for the quarter ended September 30, 1991) and the lowest quarterly return was 1.88% (for the quarter ended March 31, 1993).
64

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                       1 Year 5 Years 10 Years

  California Money Fund Dollar Shares /1/              3.12%   2.93%   2.85%

  iMoneyNet, Inc.'s Money Fund Report:
   California State Specific Tax-Free Institutions --
    Only Money Fund Average*                           3.25%   3.04%   3.03%

                                                             7-Day Yield
                                                       As of December 31, 2000

  California Money Fund Dollar Shares /1/                       3.64%

  iMoneyNet, Inc.'s Money Fund Report:
   California State Specific Tax-Free Institutions --
    Only Money Fund Average*                                    3.59%

/1/ Because the Cash Management Shares of the Fund have not yet commenced oper-ations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: California State Specific Tax-Free Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of California State. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for California Money Fund Dollar Shares as of January 2, 2001 was 3.65%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                             California Money Fund
                                            Cash Management Shares


  Management Fees                                  .20%

  Other Expenses                                   .74%
   Administration Fees                                         .20%
   Shareholder Servicing Fees                                  .25%
   Miscellaneous                                               .29%


  Total Annual Fund Operating Expenses /1/         .94%
                                            ===========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers. However, the waivers are voluntary and can be terminated at any time.

                                                        California Money Fund
                                                       Cash Management Shares


  Management Fees (after current waivers)                     .08%

  Other Expenses                                              .62%
   Administration Fees (after current waivers)                            .08%
   Shareholder Servicing Fees                                             .25%
   Miscellaneous                                                          .29%

  Total Annual Fund Operating Expenses (after current
   waivers)                                                   .70%
                                                       ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waiver) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               California Money Fund
               Cash Management Shares


  One Year              $ 96

  Three Years           $300

66

INVESTMENT STRATEGIES AND RISK DISCLOSURES

The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primar-ily in California Municipal Obligations.

Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 80% of its net assets in California Municipal Obligations. At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Gov-ernment obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local tax-es. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Trust's Board of Trustees pursuant to Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund is authorized to purchase securities that are determined to have minimum credit risk and are Eligible Securities. Applicable Eligible Securities are:

 . securities which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 . securities issued or guaranteed by persons with short-term debt having such ratings;

 . unrated securities determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such securities, and

 . shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. government or any agency or instrumentality.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of pri-vate activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alterna-tive minimum tax. The portfolio may also include "moral obligation" securities.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other gov-ernmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or con-tractual restrictions on resale or the absence of readily available market quo-tations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
68

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to main-tain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a NRSRO are widely accepted measures of credit risk. The lower a security is rated by a NRSRO the more credit risk it is con-sidered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

Special Considerations Affecting the Fund. The Fund is concentrated in securi-ties issued by the State of California or entities within the State of Cali-fornia and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of Califor-nia Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequent-ly, the net asset value of the Fund's portfolio.

General obligation bonds of the state of California are currently rated AA and AA2, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in cer-tain adverse consequences affecting California Municipal Obligations. Signifi-cant financial and other considerations relating to the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund's assets were not so invested.

The Fund may from time to time invest in electric revenue issues. The financial performance of certain of these utilities has been severely impacted as the industry moves toward deregulation and increased competition. California's electric utility restructuring plan permits direct competition to be phased in between 1998 and 2002. Municipal utilities, while not subject to the legisla-tion, are being faced with competitive market forces and must use the transi-tion period wisely to proactively prepare for deregulation. They are under pressure to reduce rates and cut costs in order to maintain their customer bases. In addition, some electric revenue issues have exposure to or partici-pate in nuclear power plants which could affect the issuer's financial perfor-mance. Risks include unexpected power outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance or inadequate rate relief. All of these factors could materially adversely affect electric utility issuers.
70

Financial Highlights
The Cash Management Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the California Money Fund Dollar Shares' financial perfor-mance for the past 5 years, including the one year ended October 31, 2000, the 9 months ended October 31, 1999 and each year ended January 31 in the 4 year period ended January 31, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

California Money Fund Dollar Shares
The table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.


                                      Nine Months
                          Year Ended     Ended
                          October 31, October 31,         Year Ended January 31,
                             2000        1999         1999      1998      1997     1996
Net Asset Value,
 Beginning of Period        $  1.00     $  1.00     $   1.00  $   1.00  $   1.00  $  1.00
                            -------     -------     --------  --------  --------  -------
Income From Investment
 Operations:
 Net Investment Income       0.0301     0 .0182       0.0280    0.0309    0.0291   0.0331
                            -------     -------     --------  --------  --------  -------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0301)    (0.0182)     (0.0280)  (0.0309)  (0.0291) (0.0331)
                            -------     -------     --------  --------  --------  -------
Net Asset Value, End of
 Period                     $  1.00     $  1.00     $   1.00  $   1.00  $   1.00  $  1.00
                            =======     =======     ========  ========  ========  =======
Total Return                   3.05%       2.48%/2/     2.84%     3.14%     2.96%    3.37%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)               10,212       8,288      139,601   130,547   126,321   31,163
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.45%       0.45%/2/     0.45%     0.45%     0.45%    0.45%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    2.98%       2.43%/2/     2.77%     3.09%     2.90%    3.30%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .69% for the year ended October 31, 2000, .70% (annualized) for the nine months ended October 31, 1999 and .70%, .71%, .73% and .73% for the years ended January 31, 1999, 1998, 1997 and 1996, respectively, for California Money Fund Dollar Shares.
/2/Annualized.

New York Money Fund

--------------------------------------------------------------------------------
Risk/Return Summary

Investment Goal:
The Fund seeks to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal.

Investment Policies:
The Fund invests primarily in debt obligations issued by or on behalf of the State of New York. We may also invest in debt obligations issued by or on behalf of other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumental-ities and political subdivisions, and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and part-nership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York ("New York Municipal Obligations") are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain other gov-ernmental issuers such as the Commonwealth of Puerto Rico.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund is non-diversified because it emphasizes investments in New York Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. According-ly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than New York Municipal Obligations are exempt from federal income tax but may be subject to New York State and New York City personal income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other
72
government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors and their customers seeking as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal.

Performance Information
Because the Cash Management Shares of the Fund have no performance, the perfor-mance information shown below is the performance of the Dollar Shares and Institutional Shares of the Fund, which are offered by a separate prospectuses. The Cash Management, Dollar and Institutional Shares of the Fund should have returns and 7-day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management and Dollar Shares will be lower than Institutional Shares because they bear different expenses.

The Bar Chart below indicates the risks of investing in the Fund by showing how the performance of the Dollar Shares and Institutional Shares of the Fund have varied from year to year; and the average annual return for Dollar Shares and Institutional Shares of the Fund. The Table shows how the average annual return for Dollar Shares and Institutional Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.



                                    [GRAPH]


                              New York Money Fund
                                 Dollar Shares

                                        Net Annualized
                                            Returns

                             1991            3.64%
                             1992            2.41%
                             1993            1.97%
                             1994            2.38%
                             1995            3.44%
                             1996            3.05%
                             1997            3.23%
                             1998            2.97%
                             1999            2.74%
                             2000            3.74%

                        January, 1991 - December, 2000


During the ten-year period shown in the bar chart, the highest quarterly return was 3.87% (for the quarter ended March 31, 1991) and the lowest quarterly return was 1.84% (for the quarter ended March 31, 1994).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                        1 Year 5 Years 10 Years

  New York Money Fund Dollar Shares                     3.74%   3.11%   2.94%

  iMoneyNet, Inc.'s Money Fund Report:
   New York State Specific Tax-Free Institutions--Only
    Money Fund Average*                                 3.57%   3.18%   3.08%

                                                              7-Day Yield
                                                        As of December 31, 2000

  New York Money Fund Dollar Shares                              4.07%

  iMoneyNet, Inc.'s Money Fund Report:
   New York State Specific Tax-Free Institutions--Only
    Money Fund Average*                                          4.04%

* iMoneyNet, Inc.'s Money Fund Report: New York State Specific Tax-Free Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of New York State. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for New York Money Fund Dollar Shares as of January 2, 2001 was 4.07%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
74

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                              New York Money Fund
                                            Cash Management Shares

  Management Fees                                  .20%

  Other Expenses                                   .75%
   Administration Fees                                         .20%
   Shareholder Servicing Fees                                  .25%
   Miscellaneous                                               .30%

  Total Annual Fund Operating Expenses /1/         .95%
                                            ===========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers. However, the waivers are voluntary and can be terminated at any time.

                                                         New York Money Fund
                                                       Cash Management Shares

  Management Fees (after current waivers)                     .07%

  Other Expenses                                              .63%
   Administration Fees (after current waivers)                            .07%
   Shareholder Servicing Fees                                             .25%
   Miscellaneous                                                          .31%

  Total Annual Fund Operating Expenses (after current
   waivers)                                                   .70%
                                                       ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                New York Money Fund
               Cash Management Shares


  One Year              $ 97

  Three Years           $303

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primarily in New York Municipal Obligations.

Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 80% of its net assets in New York Municipal Obligations, although the amount of the Fund's assets invested in such securities will vary from time to time. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

The securities purchased by the Fund are subject to the quality, diversifica-tion, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

 . securities which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 . securities issued or guaranteed by persons with short-term debt having such ratings;

 . unrated securities determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such securities, and

 . shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of pri-vate activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activ-ity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" securities.
76

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other gov-ernmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or con-tractual restrictions on resale or the absence of readily available market quo-tations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Special Considerations Affecting the Fund. The Fund is concentrated in securi-ties issued by the State of New York or entities within the State of New York and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its invest-ment objective is dependent upon the ability of the issuers of New York Munic-ipal Obligations to meet their continuing obligations for the payment of prin-cipal and interest.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically expe-rienced serious financial difficulties. These difficulties have at times jeop-ardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields rela-tively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdic-tions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers' existing obligations and, pos-sibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Fund's portfolio.

General obligation bonds of the State of New York are currently rated AA and A2, respectively, by Standard & Poor's Ratings Servicer and Moody's Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than if the Fund's assets were not so invested.
78

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Munic-ipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incor-rect, the Fund and its shareholders could be subject to substantial tax liabil-ities.

Financial Highlights
The financial highlights table is intended to help you understand the New York Money Fund Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the 3 months ended October 31, 1999 and each year ended July 31 in the 4 year period ended July 31, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all divi-dends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

New York Money Fund Dollar Shares
The table below sets forth selected financial data for a New York Money Fund Dollar Share outstanding throughout each year presented./3/


                            Year        Three Months
                            Ended          Ended
                         October 31,    October 31,        Year Ended July 31,
                            2000            1999     1999    1998         1997      1996
Net Asset Value,
 Beginning of Period      $   1.00         $1.00     $1.00 $   1.00     $   1.00  $   1.00
                          --------         -----     ----- --------     --------  --------
Income From Investment
 Operations:
Net Investment Income       0.0205            --        --   0.0303       0.0309    0.0089
                          --------         -----     ----- --------     --------  --------
Less Distributions:
Dividends to
 Shareholders From
 Net Investment Income     (0.0205)           --        --  (0.0303)     (0.0309)  (0.0089)
                          --------         -----     ----- --------     --------  --------
Net Asset Value, End of
 Period                   $   1.00         $1.00     $1.00 $   1.00     $   1.00  $   1.00
                          ========         =====     ===== ========     ========  ========
Total Return                  3.73%/2/        --        --     3.16%/2/     3.14%     3.05%/2/
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)               1,647            --        --       --        1,148        20
Ratio of Expenses to
 Average Daily Net
 Assets/1/                    0.44%/2/        --        --     0.45%/2/     0.45%     0.45%/2/
Ratio of Net Investment
 Income to Average            3.66%/2/        --        --     3.11%/2/     3.09%     3.07%/2/
Daily Net Assets

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .70% for the year ended October 31, 2000 and .73% (annualized), .74% and .75% (annualized) for the years ended July 31, 1998, 1997 and 1996, respectively, for New York Money Fund Dollar Shares.
/2/Annualized.
/3/There were no Dollar Shares outstanding during the periods March 28, 1994 to
   April 14, 1996 and July 21, 1998 to April 10, 2000.
80

MANAGEMENT OF THE FUND

Investment Adviser
The Adviser, a majority-owned indirect subsidiary of PNC Bank N.A., serves as the Company's investment adviser. The Adviser and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under manage-ment in excess of $61 billion. BIMC (formerly known as PNC Institutional Man-agement Corporation) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

As investment adviser, BIMC manages each Fund and is responsible for all pur-chases and sales of Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, com-puted daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC, the co-administrator, may from time to time reduce the investment advisory and administration fees otherwise payable to them or may reimburse a Fund for its operating expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2000, the Funds paid investment advisory fees and administration fees as follows:

                                                                                  Investment
                                       Administration                              Advisory
  Fund                                      Fees                                     Fees

  TempFund                                  .08%                                     .08%

  TempCash                                  .08%                                     .08%

  FedFund                                   .08%                                     .08%

  T-Fund                                    .09%                                     .09%

  Federal Trust Fund                        .05%                                     .05%

  Treasury Trust Fund                       .08%                                     .08%

  MuniFund                                  .07%                                     .07%

  MuniCash                                  .07%                                     .07%

  California Money Fund                     .08%                                     .08%

  New York Money Fund                       .07%                                     .07%

The services provided by BIMC and the fees payable by each Fund for these serv-ices are described further in the Statement of Additional Information under "Management of the Funds."

SHAREHOLDER INFORMATION

Price of Fund Shares
A Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by PFPC Inc. ("PFPC"), the Trust's co-adminis-trator, twice each day on which both the New York Stock Exchange and the Fed-eral Reserve Bank of Philadelphia are open for business (a "Business Day"). The net asset value of each Fund, except for TempFund and T-Fund, is deter-mined as of 12:00 Noon and 4:00 PM, Eastern Time (9:00 AM and 1:00 PM Pacific
Time). The net asset value of TempFund and T-Fund is determined as of 12:00 Noon and 5:30 PM Eastern Time. The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabil-ities charged to such class, and dividing the result by the total number of outstanding shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Addi-tional Information under "Additional Purchase and Redemption Information." Under the 1940 Act, a Fund may postpone the date of payment of any redeemable security for up to seven days.

On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same business day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next business day.

Purchase of Shares
Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' office in Wilmington, Del-aware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM Eastern Time, through the Fund's internet-based order entry program, MA2000.

The chart below outlines the deadlines for execution of purchase orders. Pur-chase orders accepted by PFPC by the deadline and for which payment has been received by PNC Bank, N.A. ("PNC Bank"), an agent of the Trust's custodian, PFPC Trust Company, by 4:00 PM Eastern Time (5:30 PM Eastern Time for TempFund and T-Fund) will be executed that day. Purchase orders received after the deadlines, and orders for which payment has not been received by 4:00 PM East-ern Time (5:30 PM, Eastern Time for TempFund and T-Fund) will not be accepted, and notice thereof will be given to the institution placing the order. Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending institution. Each of the Funds may at its dis-cretion reject any purchase order for Cash Management Shares.
82

  Portfolio                         Time

  TempFund*                 5:30 PM Eastern Time

  TempCash                  3:00 PM Eastern Time

  FedFund                   3:00 PM Eastern Time

  T-Fund*                   5:30 PM Eastern Time

  Federal Trust Fund        2:30 PM Eastern Time

  Treasury Trust Fund       2:30 PM Eastern Time

  MuniFund                  2:30 PM Eastern Time

  MuniCash                  2:30 PM Eastern Time

  California Money Fund**  12:00 Noon Eastern Time

  New York Money Fund      12:00 Noon Eastern Time

* Purchase orders placed between 3:00 PM and 5:30 PM Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders or to reject an order for any reason.

** Purchase orders for Cash Management Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders or to reject an order for any rea-son.

Payment for Cash Management Shares of a Fund may be made only in federal funds or other funds immediately available to PNC Bank. The minimum initial invest-ment by an institution for Cash Management Shares is $5,000.00. (However, institutional investors may set a higher minimum for their customers). There is no minimum subsequent investment.

Cash Management Shares of the Funds are sold without charge by a Fund. Institu-tional investors purchasing or holding Cash Management Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, there-fore, consider the terms of its account with an institution before purchasing Cash Management Shares of the Funds. An institution purchasing Cash Management Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares
Redemption orders must be transmitted to the Funds' office in Wilmington, Dela-ware in the manner described under "Purchase of Shares." Cash Management Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC's receipt of the redemption request.

The chart below outlines the deadlines for the redemption of Cash Management Shares of the Funds. Payment for redeemed shares of the Funds for which redemp-tion are received by PFPC by the established deadlines on a Business Day is normally made in federal funds wired to the redeeming shareholder on the same day. Payment of redemption requests which are received after the established deadlines, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.

  Portfolio                         Time

  TempFund*                 5:30 PM Eastern Time

  TempCash                  3:00 PM Eastern Time

  FedFund                   3:00 PM Eastern Time

  T-Fund*                   5:30 PM Eastern Time

  Federal Trust Fund        2:30 PM Eastern Time

  Treasury Trust Fund       2:30 PM Eastern Time

  MuniFund                 12:00 Noon Eastern Time

  MuniCash                 12:00 Noon Eastern Time

  California Money Fund**  12:00 Noon Eastern Time

  New York Money Fund      12:00 Noon Eastern Time

* Redemption orders placed between 3:00 PM and 5:30 PM Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders.

** Redemptions orders for Cash Management Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum of $1 million per account. The Fund reserves the right to limit the amount of such orders.

The Funds shall have the right to redeem shares in any Cash Management Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after sixty days' prior written notice to the sharehold-er. If during the sixty-day period the shareholder increases the value of its Cash Management Share account to $5,000 or more, no such redemption shall take place. If a shareholder's Cash Management share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Cash Management Shares involuntarily under certain special circum-stances described in the Statement of Additional Information under "Additional Purchase and Redemption Information." An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customers agreements.

Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Management Shares. (See also "Management of the Fund -- Service Organizations," as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Manage-ment Shares.

Cash Management Shareholder Service Plan
Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC Bank Corp. ("Service Organizations"), may purchase Cash Management Shares. Pursuant to a Share-holder Services Plan adopted by the Trust's
84

Board of Trustees, the Fund will enter into an agreement with each Service Organization which purchases Cash Management Shares. The agreement will require the service organization to provide services to its customers who are the beneficial owners of such shares in consideration of the Fund's payment of up to .50% (on an annualized basis) of the average daily net asset value of the Cash Management Shares held by the Service Organization. However, each Fund currently is charging .25% of average daily net asset value. Such serv-ices are described more fully in the Statement of Additional Information under "Management of the Fund -- Service Organizations." Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Management Shares.

Dividends and Distributions
Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder's shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as divi-dends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Fund's transfer agent, at P.O. Box 8950, Wil-mington, Delaware 19885-9628 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes
Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund, will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distri-butions regardless of whether they are paid in cash or reinvested in addi-tional shares. The one major exception to these tax principles is that distri-butions on, and sales exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

Tax-Exempt Funds -- MuniFund, MuniCash, California Money Fund and New York Money Fund (the "Tax-Exempt Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by a Tax-Exempt Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liabil-ity. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes
Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund's dis-tributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California state personal income tax, provided that at least 50% of the aggregate value of the Fund's assets consist of exempt-interest obligations. However, dividends paid to cor-porate shareholders subject to California state franchise tax or California state corporate income tax will be taxed as ordinary income to such sharehold-ers, notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Moreover, to the extent that the Fund's dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California state personal income tax, even though such div-idends may be exempt for federal income tax purposes.

Dividends paid by California Money Fund derived from U.S. Government obliga-tions generally will be exempt from state and local taxes as well. However, except as noted with respect to California state personal income tax, in some situations distributions of net investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

The New York Money Fund intends to comply with certain state tax requirements so that the exempt-interest dividends derived from interest on New York Munic-ipal Obligations will be exempt from New York State and New York City personal income taxes (but not corporate franchise taxes). Dividends and distributions derived from taxable income and capital gains are exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. Except as noted with respect to New York State and New York City personal income taxes, dividends and distributions paid to shareholders that are derived from income on Munici-pal Obligations may be taxable income under state or local law even though all or a portion of such dividends or distributions may be derived from interest on tax-exempt obligations that, if paid directly to shareholders, would be tax-exempt income.

                                     * * *

PFPC, as transfer agent, will send each of the Funds' shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their autho-
86
rized representatives, an annual statement regarding, as applicable California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonres-ident aliens, foreign trusts or estates, or foreign corporations or partner-ships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

How to Contact BlackRock Provident Institutional Funds

For purchases and redemption orders only call: 800-441-7450

For yield information call: 800-821-6006

  TempFund Cash Management Shares Code: H3
  TempCash Cash Management Shares Code: H4
  FedFund Cash Management Shares: Code U2
  T-Fund Cash Management Shares Code: N3
  Federal Trust Fund Cash Management Shares Code: U1
  Treasury Trust Fund Cash Management Shares: N4
  MuniFund Cash Management Shares Code: K3
  MuniCash Cash Management Shares Code: K4
  California Money Fund Cash Management Shares Code: R3
  New York Money Fund Cash Management Shares Code: R4

For other information call: 800-821-7432 or visit our website at www.brpif.com

Written correspondence may be sent to:

  BlackRock Provident Institutional Funds
  Bellevue Park Corporate Center
  400 Bellevue Parkway
  Wilmington, DE 19809

Where to Find More Information

The Statement of Additional Information (the "SAI") includes additional information about the Trust's investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Trust's web site at www.brpif.com.

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Provident Institutional Funds 1940 Act File No. is 881-2354.

                                       Cash Reserve Shares

                                       Investment Portfolios offered by
                                       BlackRock Provident Institutional Funds


                                 [GRAPHIC]

Prospectus

January 29, 2001



[LOGO OF BLACKROCK PROVIDENT INSTITUTIONAL FUNDS]




                                       The Securities and Exchange Commission
                                       has not approved or disapproved the
                                       Funds' shares or determined if this
                                       prospectus is accurate or complete. It is a criminal offense to state otherwise.

Table of Contents

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
How to Find the Information You Need.......................................   1

TempFund...................................................................   2

T-Fund.....................................................................  10

MuniFund...................................................................  17

California Money Fund......................................................  25

Management of the Fund.....................................................  34

Shareholder Information....................................................  35

  Price of Fund Shares.....................................................  35

  Purchase of Shares.......................................................  35

  Redemption of Shares.....................................................  36

  Cash Reserve Shareholder Service Plan....................................  37

  Dividends and Distributions..............................................  37

  Federal Taxes............................................................  38

  State and Local Taxes....................................................  38

How to Find the Information You Need

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Welcome to the BlackRock Provident Institutional Funds Prospectus for Cash Reserve Shares.

The prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Cash Reserve Shares of the BlackRock Provident Institutional Funds (the "Trust").

This prospectus contains information about the four portfolios (the "Funds") of the Trust that offer Cash Reserve Shares. To save you time, the prospectus has been organized so that each Fund has its own short section. All you have to do is turn to the section for any particular Fund. Once you read the important facts about the Funds that interest you, read the sections that tell you about buying and selling shares, certain fees and expenses, shareholder services and your rights as a shareholder. These sections apply to all the Funds.

Cash Reserve Shares are sold to institutions that have entered into servicing agreements with the Trust in connection with their investments.

The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

TempFund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in a broad range of U.S. dollar-denominated money market instruments, including government, bank, and commercial obligations and repur-chase agreements relating to such obligations.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the investment adviser, BlackRock Institutional Management Corporation ("BIMC," or the "Advis-er") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income and stability of principal.
 2

Performance Information
Cash Reserve Shares of the Fund do not have a performance history as of the date of the Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                    [GRAPH]

                           TempFund Dollar Shares/1/

     1991                           5.99%
     1992                           3.64%
     1993                           2.87%
     1994                           3.94%
     1995                           5.74%
     1996                           5.17%
     1997                           5.35%
     1998                           5.27%
     1999                           4.90%
     2000                           6.19%

                        January, 1991 - December, 2000


/1/ Because the Cash Reserve Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are sub-stantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 6.74% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.83% (for the quarter ended June 30, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                      1 Year 5 Years 10 Years

  TempFund Dollar Shares /1/                          6.19%   5.37%   4.96%

  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions--Only Money Fund Average*  6.15%   5.41%   4.99%

                                                            7-Day Yield
                                                      As of December 31, 2000

  TempFund Dollar Shares /1/                                   6.24%

  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions--Only Money Fund Average*           6.25%

/1/ Because the Cash Reserve Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear differ-ent expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: First Tier Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for TempFund Dollar Shares as of January 2, 2001 was 6.23%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
 4

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                                 TempFund
                                            Cash Reserve Shares

  Management Fees                                .09%

  Other Expenses                                 .51%
   Administration Fees                                     .09%
   Shareholder Servicing Fees                              .25%
   Miscellaneous                                           .17%

  Total Annual Fund Operating Expenses /1/       .60%
                                            =========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                                TempFund
                                                                  Cash
                                                                 Reserve
                                                                 Shares

  Management Fees (after current waivers)                       .08%

  Other Expenses                                                .50%
   Administration Fees (after current waivers)                       .08%
   Shareholder Servicing Fees                                        .25%
   Miscellaneous                                                     .17%

  Total Annual Fund Operating Expenses (after current waivers)  .58%
                                                                ====

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    TempFund
               Cash Reserve Shares

  One Year            $ 61

  Three Years         $192

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, bank, and commercial obligations and repurchase agreements relating to such obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission (the "SEC"). Pursuant to Rule 2a-7, the Fund will generally limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and secu-rities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the forego-ing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be First Tier Eligible Securities. First Tier Eligible Securities are:

 .securities that have ratings at the time of purchase (or which are guaran-teed or in some cases otherwise supported by credit supports with such rat-
  ings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") or one NRSRO, if the security or guarantee was only rated by one NRSRO;

 .securities that are issued or guaranteed by a person with such ratings;

 .securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

 .securities issued or guaranteed as to principal or interest by the U.S. Gov-ernment or any of its agencies or instrumentalities; or

 .securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.
 6

Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers' acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bear-ing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund's assets.

Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund's quality and matu-rity requirements.

Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Funds' shareholders.

Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities present-ing somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Lever-age risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.
 8

Financial Highlights
The Cash Reserve Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the TempFund Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the one month ended Octo-ber 31, 1999 and each year ended September 30 in the 4 year period ended Sep-tember 30, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming rein-vestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempFund Dollar Shares
The table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each year presented.


                                       One Month
                          Year Ended     Ended
                          October 31, October 31,         Year Ended September 30,
                             2000        2000          1999      1998      1997      1996
Net Asset Value,
 Beginning of Period       $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           --------    --------      --------  --------  --------  --------
Income From Investment
 Operations:
Net Investment Income        0.0586      0.0043        0.0470    0.0524    0.0514    0.0516
                           --------    --------      --------  --------  --------  --------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0586)    (0.0043)      (0.0470)  (0.0524)  (0.0514)  (0.0516)
                           --------    --------      --------  --------  --------  --------
Net Asset Value, End of
 Period                    $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           ========    ========      ========  ========  ========  ========
Total Return                   6.02%       5.15%/2/      4.81%     5.38%     5.27%     5.30%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)              815,132     446,569       497,178   302,476   355,284   162,119
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.43%       0.43%/2/      0.43%     0.43%     0.43%     0.43%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    5.94%       5.06%/2/      4.71%     5.25%     5.14%     5.16%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .45% for the year ended October 31, 2000, .45% (annualized) for the one month ended October 31, 1999 and, .47%, .48%, .49% and .51% for the years ended September 30, 1999, 1998,
   1997 and 1996, respectively, for TempFund Dollar Shares.
/2/Annualized.

T-Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in U.S. Treasury bills, notes, trust receipts and direct obli-gations of the U.S. Treasury and repurchase agreements relating to direct Trea-sury obligations.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal.
10

Performance Information
Cash Reserves Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                    [GRAPH]

                            T-Fund Dollar Shares/1/

     1991                             5.96%
     1992                             3.58%
     1993                             2.82%
     1994                             3.66%
     1995                             5.61%
     1996                             5.08%
     1997                             5.19%
     1998                             5.09%
     1999                             4.64%
     2000                             5.90%

                        January, 1991 - December, 2000


/1/ Because the Cash Reserve Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are sub-stantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 6.85% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.79% (for the quarter ended December 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                      1 Year 5 Years 10 Years

  T-Fund Dollar Shares /1/                            5.90%   5.17%   4.77%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions--Only Money Fund Average*  5.91%   5.20%   4.80%

                                                            7-Day Yield
                                                      As of December 31, 2000

  T-Fund Dollar Shares /1/                                     5.95%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions--Only Money Fund Average*           5.90%

/1/ Because the Cash Reserve Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear differ-ent expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: Government Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for T-Fund Dollar Shares as of January 2, 2001 was 5.93%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
12

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                                  T-Fund
                                            Cash Reserve Shares


  Management Fees                                .12%

  Other Expenses                                 .55%
   Administration Fees                                     .12%
   Shareholder Servicing Fees                              .25%
   Miscellaneous                                           .18%


  Total Annual Fund Operating Expenses /1/       .67%
                                            =========

/1/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fis-cal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                             T-Fund
                                                       Cash Reserve Shares


  Management Fees (after current waivers)                   .09%

  Other Expenses                                            .51%
   Administration Fees (after current waivers)                        .09%
   Shareholder Servicing Fees                                         .25%
   Miscellaneous                                                      .17%


  Total Annual Fund Operating Expenses (after current
   waivers)                                                 .60%
                                                       =========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     T-Fund
               Cash Reserve Shares


  One Year            $ 68

  Three Years         $214

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes, trust receipts and repurchase agree-ments relating to direct Treasury obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less fre-quently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

INVESTMENTS. The Fund's investments may include the following:

U.S. Treasury Obligations. The Fund may purchase direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of
14
its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Treasury securities are considered to be the safest type of investment in terms of credit risk.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risks.

Financial Highlights
The Cash Reserve Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the T-Fund Dollar Shares' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all divi-dends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

T-Fund Dollar Shares
The table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.


                                         Year Ended October 31,
                                2000      1999      1998      1997      1996
Net Asset Value, Beginning
 of Period                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              --------  --------  --------  --------  --------
Income From Investment
 Operations:
 Net Investment Income          0.0554    0.0448    0.0507    0.0503    0.0503
                              --------  --------  --------  --------  --------
Less Distributions:
Dividends to Shareholders
 From Net Investment Income    (0.0554)  (0.0448)  (0.0507)  (0.0503)  (0.0503)
                              --------  --------  --------  --------  --------
Net Asset Value, End of
 Period                       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              ========  ========  ========  ========  ========
Total Return                      5.68%     4.58%     5.21%     5.16%     5.15%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)                        630,801   612,695   777,385   516,092   351,271
Ratio of Expenses to Average
 Daily Net Assets/1/              0.44%     0.45%     0.45%     0.45%     0.44%
Ratio of Net Investment
 Income to Average Daily Net
 Assets                           5.54%     4.47%     5.06%     5.03%     5.01%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .52%, .51%, .52%, .54% and .55% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively, for T-Fund Dollar Shares.
16

MuniFund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:
The Fund invests in a broad range of short-term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instru-mentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal Obligations").

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in The Fund:
The Fund is designed for institutional investors seeking as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Performance Information
Cash Reserve Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                    [GRAPH]

                           MuniFund Dollar Shares/1/

     1991                           3.53%
     1992                           2.23%
     1993                           1.96%
     1994                           2.36%
     1995                           3.43%
     1996                           3.02%
     1997                           3.20%
     1998                           3.03%
     1999                           2.85%
     2000                           3.70%

                        January, 1991 - December, 2000


/1/ Because the Cash Reserve Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are sub-stantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 4.10% (for the quarter ended June 30, 1991) and the lowest quarterly return was 1.84% (for the quarter ended December 31, 1993).
18

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                    1 Year 5 Years 10 Years

  MuniFund Dollar Shares /1/                        3.70%   3.15%   3.04%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions--Only Money Fund Average*  3.71%   3.25%   3.17%

                                                          7-Day Yield
                                                    As of December 31, 2000

  MuniFund Dollar Shares /1/                                 4.13%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions--Only Money Fund Average*           4.15%

/1/ Because the Cash Reserve Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear differ-ent expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: Tax Free Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authori-ties. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for MuniFund Dollar Shares as of January 2, 2001 was 4.18%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                                 MuniFund
                                            Cash Reserve Shares

  Management Fees                                .18%

  Other Expenses                                 .62%
   Administration Fees                                     .18%
   Shareholder Servicing Fees                              .25%
   Miscellaneous                                           .19%

  Total Annual Fund Operating Expenses /1/       .80%
                                            =========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                            MuniFund
                                                       Cash Reserve Shares

  Management Fees (after current waivers)                   .07%

  Other Expenses                                            .53%
   Administration Fees (after current waivers)                        .07%
   Shareholder Servicing Fees                                         .25%
   Miscellaneous                                                      .21%

  Total Annual Fund Operating Expenses (after current
   waivers)                                                 .60%
                                                       =========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    MuniFund
               Cash Reserve Shares


  One Year            $ 82

  Three Years         $255

20

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approv-al. The Fund invests substantially all its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

Except during periods of unusual market conditions or during temporary defen-sive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the Securities and Exchange Commission. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percent-age limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securi-ties (other than U.S. Government securities, repurchase agreements collateral-ized by such securities and securities subject to certain guarantees or other-wise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be First Tier Eligible Securities. Applicable First Tier Eligible Securities are:

 .securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffili-ated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .securities that are issued or guaranteed by a person with such ratings;

 .securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; and

 .securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Reve-nue securities include pri-vate activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" bonds.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase Munici-pal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securi-ties will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settle-ment securities for speculative purposes but only in furtherance of its invest-ment objective. The Fund receives no income from when-issued or delayed settle-ment securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
22

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government secu-rities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Munic-ipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

Financial Highlights
The Cash Reserve Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the MuniFund Dollar Shares' financial performance for the past 5 years, including the year ended October 31, 2000, the 11 months ended October 31, 1999 and each year ended November 30 in the 4 year period ended November 30, 1998. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the one year ended October 31, 2000 and the eleven months ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for each year ended November 30 in the 4 year period ended November 30, 1998 were audited by KPMG LLP whose report expressed an unqualified opinion on those statements.

MuniFund Dollar Shares
The table below sets forth selected financial data for a MuniFund Dollar Share outstanding throughout each year presented.


                                        Eleven
                             Year       Months
                             Ended       Ended
                          October 31, October 31,          Year Ended November 30,
                             2000        1999          1998      1997      1996      1995
Net Asset Value,
 Beginning of Period       $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           --------    --------      --------  --------  --------  --------
Income From Investment
 Operations:
Net Investment Income        0.0354      0.0250        0.0302    0.0313    0.0301    0.0335
                           --------    --------      --------  --------  --------  --------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0354)    (0.0250)      (0.0302)  (0.0313)  (0.0301)  (0.0335)
                           --------    --------      --------  --------  --------  --------
Net Asset Value, End of
 Period                    $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           ========    ========      ========  ========  ========  ========
Total Return                   3.60%       2.77%/2/      3.07%     3.18%     3.06%     3.41%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)               63,619      56,238        51,736    67,387    61,396     6,474
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.44%       0.45%/2/      0.50%     0.52%     0.52%     0.52%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    3.55%       2.71%/2/      3.01%     3.13%     3.01%     3.34%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .65% for the year ended October 31, 2000, .66% (annualized) for the eleven months ended October 31, 1999 and .66%, .66%, .67% and .66% for the years ended November 30, 1998, 1997, 1996 and 1995, respectively, for MuniFund Dollar Shares.
/2/Annualized.
24

California Money Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preserva-tion of capital and relative stability of principal.

Investment Policies:
The Fund invests primarily in debt obligations issued by or on behalf of the State of California and other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt deriva-tive securities such as tender option bonds, participations, beneficial inter-ests in trusts and partnership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California ("California Municipal Obligations") are exempt from regular federal and Cali-fornia State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political sub-divisions, as well as certain other governmental issuers such as the Common-wealth of Puerto Rico.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund is non-diversified because it emphasizes its investments in Califor-nia Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be depen-dent upon a smaller category of securities than a diversified portfolio. Accordingly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations are exempt from federal income tax but may be subject to California State personal income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for California institutional investors and their customers seeking as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California personal income tax as is consistent with the preservation of capital and relative stability of prin-cipal.

Performance Information
Cash Reserve Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                    [GRAPH]

                             California Money Fund Dollar Shares/1/

     1991                                   3.69%
     1992                                   2.36%
     1993                                   2.01%
     1994                                   2.48%
     1995                                   3.39%
     1996                                   2.96%
     1997                                   3.14%
     1998                                   2.88%
     1999                                   2.57%
     2000                                   3.12%

                        January, 1991 - December, 2000


/1/ Because the Cash Reserve Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are sub-stantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 3.77% (for the quarter ended September 30, 1991) and the lowest quarterly return was 1.88% (for the quarter ended March 31, 1993).
26

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                      1 Year 5 Years 10 Years

  California Money Fund Dollar Shares /1/             3.12%   2.93%   2.85%

  iMoneyNet, Inc.'s Money Fund Report:
   California State Specific Tax-Free Institutions--
    Only Money Fund Average*                          3.25%   3.04%   3.03%

                                                            7-Day Yield
                                                      As of December 31, 2000

  California Money Fund Dollar Shares /1/                      3.64%

  iMoneyNet, Inc.'s Money Fund Report:
   California State Specific Tax-Free Institutions--
    Only Money Fund Average*                                   3.59%

/1/ Because the Cash Reserve Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear differ-ent expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: California State Specific Tax-Free Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of California State. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for California Money Fund Dollar Shares as of January 2, 2001 was 3.65%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                            California Money Fund
                                             Cash Reserve Shares

  Management Fees                                 .20%

  Other Expenses                                  .64%
   Administration Fees                                       .20%
   Shareholder Servicing Fees                                .25%
   Miscellaneous                                             .19%

  Total Annual Fund Operating Expenses /1/        .84%
                                            ==========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers. However, the waivers are voluntary and can be terminated at any time.

                                                                California
                                                                Money Fund
                                                                   Cash
                                                                  Reserve
                                                                  Shares

  Management Fees (after current waivers)                        .08%

  Other Expenses                                                 .52%
   Administration Fees (after current waivers)                         .08%
   Shareholder Servicing Fees                                          .25%
   Miscellaneous                                                       .19%

  Total Annual Fund Operating Expenses (after current waivers)   .60%
                                                                =====

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               California Money Fund
                Cash Reserve Shares

  One Year             $ 86

  Three Years          $268

28

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primar-ily in California Municipal Obligations.

Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 80% of its net assets in California Municipal Obligations. At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Gov-ernment obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local tax-es. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Trust's Board of Trustees pursuant to Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund is authorized to purchase securities that are determined to have minimum credit risk and are Eligible Securities. Applicable Eligible Securities are:

 .securities which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .securities issued or guaranteed by persons with short-term debt having such ratings;

 .unrated securities determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such secu-rities; and

 .shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. government or any agency or instrumentality.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of pri-vate activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alterna-tive minimum tax. The portfolio may also include "moral obligation" securities.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other gov-ernmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or con-tractual restrictions on resale or the absence of readily available market quo-tations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
30

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to main-tain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a NRSRO are widely accepted measures of credit risk. The lower a security is rated by a NRSRO the more credit risk it is con-sidered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

Special Considerations Affecting the Fund. The Fund is concentrated in securi-ties issued by the State of California or entities within the State of Cali-fornia and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of Califor-nia Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequent-ly, the net asset value of the Fund's portfolio.

General obligation bonds of the state of California are currently rated AA and AA2, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in cer-tain adverse consequences affecting California Municipal Obligations. Signifi-cant financial and other considerations relating to the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund's assets were not so invested.

The Fund may from time to time invest in electric revenue issues. The financial performance of certain of these utilities has been severely impacted as the industry moves toward deregulation and increased competition. California's electric utility restructuring plan permits direct competition to be phased in between 1998 and 2002. Municipal utilities, while not subject to the legisla-tion, are being faced with competitive market forces and must use the transi-tion period wisely to proactively prepare for deregulation. They are under pressure to reduce rates and cut costs in order to maintain their customer bases. In addition, some electric revenue issues have exposure to or partici-pate in nuclear power plants which could affect the issuer's financial perfor-mance. Risks include unexpected power outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance or inadequate rate relief. All of these factors could materially adversely affect electric utility issuers.
32

Financial Highlights
The Cash Reserve Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the California Money Fund Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the 9 months ended October 31, 1999 and each year ended January 31 in the 4 year period ended January 31, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Addi-tional Information and included in the Annual Report, each of which is avail-able upon request.

California Money Fund Dollar Shares
The table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.


                                      Nine Months
                          Year Ended     Ended
                          October 31, October 31,          Year Ended January 31,
                             2000        1999          1999      1998      1997      1996
Net Asset Value,
 Beginning of Period       $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           --------    --------      --------  --------  --------  --------
Income From Investment
 Operations:
Net Investment Income        0.0301      0.0182        0.0280    0.0309    0.0291    0.0331
                           --------    --------      --------  --------  --------  --------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0301)    (0.0182)      (0.0280)  (0.0309)  (0.0291)  (0.0331)
                           --------    --------      --------  --------  --------  --------
Net Asset Value, End of
 Period                    $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           ========    ========      ========  ========  ========  ========
Total Return                   3.05%       2.48%/2/      2.84%     3.14%     2.96%     3.37%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)               10,212       8,288       139,601   130,547   126,321    31,163
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.45%       0.45%/2/      0.45%     0.45%     0.45%     0.45%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    2.98%       2.43%/2/      2.77%     3.09%     2.90%     3.30%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .69% for the year ended October 31, 2000, .70% (annualized) for the nine months ended October 31, 1999 and .70%, .71%, .73% and .73% for the years ended January 31, 1999,
   1998, 1997 and 1996, respectively, for California Money Fund Dollar Shares. /2/Annualized.

Management of the Fund

Investment Adviser
The Adviser, a majority-owned indirect subsidiary of PNC Bank, N.A., serves as the Company's investment adviser. The Adviser and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under manage-ment in excess of $61 billion. BIMC (formerly known as PNC Institutional Man-agement Corporation) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

As investment adviser, BIMC manages each Fund and is responsible for all pur-chases and sales of Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, com-puted daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC, the co-administrator, may from time to time reduce the investment advisory and administration fees otherwise payable to them or may reimburse a Fund for its operating expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2000, the Funds paid investment advisory fees and administration fees of their average daily net assets as follows:

                                                                                 Investment
                                        Administration                            Advisory
    Fund                                     Fees                                   Fees
    TempFund                                 .08%                                   .08%
    T-Fund                                   .09%                                   .09%
    MuniFund                                 .07%                                   .07%
    California Money Fund                    .08%                                   .08%

The services provided by BIMC and the fees payable by each Fund for these serv-ices are described further in the Statement of Additional Information under "Management of the Funds."
34

Shareholder Information

Price of Fund Shares
A Fund's net asset value per share for purposes of pricing purchase and redemp-tion orders is determined by PFPC Inc. ("PFPC"), the Trust's co-administrator, twice each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). The net asset value of MuniFund and California Money Fund is determined as of 12:00 Noon and 4:00 P.M., Eastern Time (9:00 AM, and 1:00 PM Pacific Time). The net asset value of TempFund and T-Fund is determined as of 12:00 Noon and 5:30 PM Eastern Time. The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstanding shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." Under the 1940 Act, a Fund may postpone the date of payment of any redeemable security for up to seven days.

On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same business day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next business day.

Purchase of Shares
Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' office in Wilmington, Dela-ware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM, Eastern Time, through the Fund's internet-based order entry program, MA2000.

The chart below outlines the deadlines for the execution of purchase orders. Purchase orders accepted by PFPC by the deadline and for which payment has been received by PNC Bank, N.A. ("PNC Bank"), an agent of the Trust's custodian, PFPC Trust Company, by 4:00 PM, Eastern Time, for MuniFund and California Money Fund or 5:30 PM, Eastern Time, for TempFund and T-Fund will be executed that day. Purchase orders received after the deadline, and orders for which payment has not been received by 4:00 PM, Eastern Time for MuniFund or California Money Fund or 5:30 PM, Eastern Time, for TempFund and T-Fund will not be accepted, and notice thereof will be given to the institution placing the order. Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending institution. Each of the Funds may at their dis-cretion reject any purchase order for Cash Reserve Shares.

  Portfolio                         Time


  TempFund*                 5:30 PM Eastern Time

  T-Fund*                   5:30 PM Eastern Time


  MuniFund                  5:30 PM Eastern Time

  California Money Fund**  12:00 Noon Eastern Time

* Purchase orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders or to reject an order for any reason.
** Purchase orders for Cash Reserve Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders or to reject an order for any reason.

Payment for Cash Reserve Shares of a Fund may be made only in federal funds or other funds immediately available to PNC Bank. The minimum initial investment by an institution for Cash Reserve Shares is $5,000. (However, institutional investors may set a higher minimum for their customers). There is no minimum subsequent investment.

Cash Reserve Shares of the Funds are sold without charge by a Fund. Institu-tional investors purchasing or holding Cash Reserve Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, there-fore, consider the terms of its account with an institution before purchasing Cash Reserve Shares of the Funds. An institution purchasing Cash Reserve Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares
Redemption orders must be transmitted to the Funds' Office in Wilmington, Dela-ware in the manner described under "Purchase of Shares." Cash Reserve Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC's receipt of the redemption request.

The chart below outlines the deadlines for the redemption of Cash Reserve Shares of the Funds. Payment for redeemed Cash Reserve Shares of the Funds for which redemption requests are received by PFPC by the established deadline on a Business Day is normally made in federal funds wired to the redeeming share-holder on the same day. Payment of redemption requests which are received after the established deadline, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.

  Portfolio                         Time


  TempFund*                 5:30 PM Eastern Time

  T-Fund*                   5:30 PM Eastern Time


  MuniFund                  5:30 PM Eastern Time

  California Money Fund**  12:00 Noon Eastern Time

* Redemption orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders.
** Redemption orders for Cash Reserve Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum of $1 million per account. The Fund reserves the right to limit the amount of such orders.
36

The Funds shall have the right to redeem shares in any Cash Reserve Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after sixty days' prior written notice to the sharehold-er. If during the sixty-day period the shareholder increases the value of its Cash Reserve Share account to $5,000 or more, no such redemption shall take place. If a shareholder's Cash Reserve Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem shares involuntarily under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Informa-tion." An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its cus-tomers agreements.

Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Reserve Shares. (See also "Management of the Fund--Service Orga-nizations," as described in the Statement of Additional Information.) Institu-tions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Reserve Shares.

Cash Reserve Shareholder Service Plan
Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC Bank Corp. ("Service Organizations"), may purchase Cash Reserve Shares. Pursuant to a Shareholder Services Plan adopted by the Trust's Board of Trustees, the Fund will enter into an agreement with each Service Organization which purchases Cash Reserve Shares. The agreement will require the service organization to provide serv-ices to its customers who are the beneficial owners of such shares in consid-eration of the Fund's payment of up to .40% (on an annualized basis) of the average daily net asset value of the Cash Reserve Shares held by the Service Organization. However, each Fund is currently charging .25% of average daily net assets. Such services are described more fully in the Statement of Addi-tional Information under "Management of the Fund--Service Organizations." Under the terms of the agreements, Service Organizations are required to pro-vide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Reserve Shares.

Dividends and Distributions
Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder's shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as divi-dends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Fund's transfer agent, at P.O. Box 8950, Wil-mington, Delaware 19885-9628 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes
Distributions paid by TempFund and T-Fund will generally be taxable to share-holders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that dis-tributions on, and sales exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

Tax Exempt Funds--MuniFund and California Money Fund (the "Tax-Exempt Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by a Tax-Exempt Fund may constitute an item of tax preference for purposes of determin-ing federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes
Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund's dis-tributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California state personal income tax, provided that at least 50% of the aggregate value of the Fund's assets consist of exempt-interest obligations. However, dividends paid to cor-porate shareholders subject to California state franchise tax or California state corporate income tax will be taxed as ordinary income to such sharehold-ers, notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Moreover, to the extent that the Fund's dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California state personal income tax, even though such divi-dends may be exempt for federal income tax purposes.

Dividends paid by California Money Fund derived from U.S. Government obliga-tions generally will be exempt from state and local taxes as well. However, except as noted with respect to California state personal income tax, in some situations distributions of net investment income may be taxable to investors under state or local law as dividend income even
38
though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

                                     * * *

PFPC, as transfer agent, will send each of the Funds' shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Funds, or their authorized representatives, an annual statement regarding, as applicable California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonres-ident aliens, foreign trusts or estates, or foreign corporations or partner-ships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

How to Contact BlackRock Provident Institutional Funds

For purchases and redemption orders only call: 800-441-7450

For yield information call: 800-821-6006

  TempFund Cash Reserve Shares Code: H2
  T-Fund Cash Reserve Shares Code: N2
  MuniFund Cash Reserve Shares Code: K2
  California Money Fund Cash Reserve Shares Code: R2

For other information call: 800-821-7432 or visit our website at www.brpif.com

Written correspondence may be sent to:

  BlackRock Provident Institutional Funds
  Bellevue Park Corporate Center
  400 Bellevue Parkway
  Wilmington, DE 19809

Where to Find More Information

The Statement of Additional Information (the "SAI") includes additional information about the Trust's investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Trust's web site at www.brpif.com.

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Provident Institutional Funds 1940 Act File No. is 811-2354.

                                         Dollar Shares

                                         Investment Portfolios offered by
                                         BlackRock Provident Institutional Funds


                                 [GRAPHIC]

Prospectus

January 29, 2001



[LOGO OF BLACKROCK PROVIDENT INSTITUTIONAL FUNDS]



                                         The Securities and Exchange Commission
                                         has not approved or disapproved the
                                         Funds' shares or determined if this
                                         prospectus is accurate or complete. If
                                         is a criminal offense to state
                                         otherwise.

Table of Contents

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
How to Find the Information You Need.......................................   1

TempFund...................................................................   2

TempCash...................................................................  10

FedFund....................................................................  19

T-Fund.....................................................................  26

Federal Trust Fund.........................................................  33

Treasury Trust Fund........................................................  40

MuniFund...................................................................  47

MuniCash...................................................................  55

California Money Fund......................................................  63

New York Money Fund........................................................  72

Management of the Fund.....................................................  81

Shareholder Information....................................................  82

  Price of Fund Shares.....................................................  82

  Purchase of Shares.......................................................  82

  Redemption of Shares.....................................................  84

  Dollar Shareholder Service Plan..........................................  85

  Dividends and Distributions..............................................  85

  Federal Taxes............................................................  86

  State and Local Taxes....................................................  86

How to Find the Information You
Need

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Welcome to the BlackRock Provident Institutional Funds Prospectus for Dollar Shares.

The prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Dollar Shares of the BlackRock Provident Institutional Funds (the "Trust").

This prospectus contains information about the Dollar Shares of all ten of the Trust's portfolios (the "Funds"). To save you time, the prospectus has been organized so that each Fund has its own short section. All you have to do is turn to the section for any particular Fund. Once you read the important facts about the Funds that interest you, read the sections that tell you about buying and selling shares, certain fees and expenses, shareholder services and your rights as a shareholder. These sections apply to all the Funds.

Dollar Shares are sold to institutions that have entered into servicing agree-ments with the Trust in connection with their investments.

The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

TempFund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in a broad range of U.S. dollar-denominated money market instruments, including government, bank, and commercial obligations and repur-chase agreements relating to such obligations.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the investment adviser, BlackRock Institutional Management Corporation ("BIMC," or the "Advis-er") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income and stability of principal.
 2

Performance Information
The Bar Chart indicates the risks of investing in Dollar Shares of the Fund by showing how the performance of the Dollars Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                    [GRAPH]

                                   TempFund
                                 Dollar Shares

                                        Net Annualized
                                            Returns

                             1991            5.99%
                             1992            3.64%
                             1993            2.87%
                             1994            3.94%
                             1995            5.74%
                             1996            5.17%
                             1997            5.35%
                             1998            5.27%
                             1999            4.90%
                             2000            6.19%

                        January, 1991 - December, 2000


During the ten-year period shown in the bar chart, the highest quarterly return was 6.74% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.83% (for the quarter ended June 30, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                        1 Year 5 Years 10 Years

  TempFund Dollar Shares                                6.19%   5.37%   4.96%

  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions -- Only Money Fund Average*  6.15%   5.41%   4.99%

                                                              7-Day Yield
                                                        As of December 31, 2000

  TempFund Dollar Shares                                         6.24%

  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions -- Only Money Fund Average*           6.25%

* iMoneyNet, Inc.'s Money Fund Report: First Tier Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for TempFund Dollar Shares as of January 2, 2001 was 6.23%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
 4

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                              TempFund
                                            Dollar Shares

  Management Fees                             .09%

  Other Expenses                              .36%
   Administration Fees                               .09%
   Shareholder Servicing Fees                        .25%
   Miscellaneous                                     .02%

  Total Annual Fund Operating Expenses /1/    .45%
                                            ======

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior writ-ten notice to the Fund.

                                                                  TempFund
                                                                Dollar Shares

  Management Fees (after current waivers)                         .08%

  Other Expenses                                                  .35%
   Administration Fees (after current waivers)                           .08%
   Shareholder Servicing Fees                                            .25%
   Miscellaneous                                                         .02%

  Total Annual Fund Operating Expenses (after current waivers)    .43%
                                                                ======

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 TempFund
               Dollar Shares

  One Year         $ 46

  Three Years      $144

  Five Years       $252

  Ten Years        $567

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, bank, and commercial obligations and repurchase agreements relating to such obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission (the "SEC"). Pursuant to Rule 2a-7, the Fund will generally limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be First Tier Eligible Securities. First Tier Eligible Securities are:

 .securities that have ratings at the time of purchase (or which are guaran-teed or in some cases otherwise supported by credit supports with such rat-
  ings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs"), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

 .securities that are issued or guaranteed by a person with such ratings;

 .securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

 .securities issued or guaranteed as to principal or interest by the U.S. Gov-ernment

 .or any of its agencies or instrumentalities; or

 .securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.


INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.
 6

Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers' acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bear-ing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund's assets.

Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund's quality and matu-rity requirements.

Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities present-ing somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Lever-age risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.
 8

Financial Highlights
The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years, including the one year ended Octo-ber 31, 2000, the one month ended October 31, 1999 and each year ended Septem-ber 30 in the 4 year period ended September 30, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distribu-tions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by refer-ence into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempFund Dollar Shares
The table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each year presented.


                                       One Month
                          Year Ended     Ended
                          October 31, October 31,         Year Ended September 30,
                             2000        1999          1999      1998      1997      1996
Net Asset Value,
 Beginning of Period       $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           --------    --------      --------  --------  --------  --------
Income From Investment
 Operations:
 Net Investment Income       0.0586      0.0043        0.0470    0.0524    0.0514    0.0516
                           --------    --------      --------  --------  --------  --------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0586)    (0.0043)      (0.0470)  (0.0524)  (0.0514)  (0.0516)
                           --------    --------      --------  --------  --------  --------
Net Asset Value, End of
 Period                    $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           ========    ========      ========  ========  ========  ========
Total Return                   6.02%       5.15%/2/      4.81%     5.38%     5.27%     5.30%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)              815,132     446,569       497,178   302,476   355,284   162,119
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.43%       0.43%/2/      0.43%     0.43%     0.43%     0.43%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    5.94%       5.06%/2/      4.71%     5.25%     5.14%     5.16%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .45% for the year ended October 31, 2000, .45% (annualized) for the one month ended October 31, 1999 and .47%, .48%, .49% and .51% for the years ended September 30, 1999, 1998, 1997 and 1996, respectively, for TempFund Dollar Shares.
/2/Annualized.

TempCash

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in a broad range of U.S. dollar-dominated money market instruments, including government, U.S. and foreign bank and commercial obli-gations and repurchase agreements relating to such obligations. Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements relating to such obligations.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

Because of its concentration in the financial services industry, the Fund will be exposed to the risks associated with that industry, such as government reg-ulation, the availability and cost of capital funds, and general economic con-ditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the pay-ment of principal and interest when due.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income and stability of principal.
10

Performance Information
The Bar Chart below indicates the risks of investing in Dollar Shares of the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                    [GRAPH]

                                   TempCash
                                 Dollar Shares

                                        Net Annualized
                                            Returns

                             1991            6.02%
                             1992            3.55%
                             1993            2.90%
                             1994            4.05%
                             1995            5.77%
                             1996            5.19%
                             1997            5.37%
                             1998            5.30%
                             1999            4.88%
                             2000            6.23%

                        January, 1991 - December, 2000


During the ten-year period shown in the bar chart, the highest quarterly return was 6.94% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.82% (for the quarter ended March 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                        1 Year 5 Years 10 Years


  TempCash Dollar Shares                                6.23%   5.39%   5.01%

  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions -- Only Money Fund Average*  6.15%   5.41%   4.99%

                                                           7-Day Yield As
                                                        of December 31, 2000


  TempCash Dollar Shares                                       6.33%

  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions -- Only Money Fund Average*         6.25%

* iMoneyNet, Inc.'s Money Fund Report: First Tier Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for TempCash Dol-lar Shares as of January 2, 2001 was 6.32%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
12

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                              TempCash
                                            Dollar Shares


  Management Fees                             .15%

  Other Expenses                              .41%
   Administration Fees                               .15%
   Shareholder Servicing Fees                        .25%
   Miscellaneous                                     .01%


  Total Annual Fund Operating Expenses /1/    .56%
                                            ======

/1/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fis-cal year are set forth below. The Adviser and PFPC expect to continue such fee waivers but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                                  TempCash
                                                                Dollar Shares


  Management Fees (after current waivers)                         .08%

  Other Expenses                                                  .35%
   Administration Fees (after current waivers)                           .08%
   Shareholder Servicing Fees                                            .25%
   Miscellaneous                                                         .02%


  Total Annual Fund Operating Expenses (after current waivers)    .43%
                                                                ======

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 TempCash
               Dollar Shares


  One Year         $ 57

  Three Years      $179


  Five Years       $313

  Ten Years        $701

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements relating to such obligations. At least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements relating to such obligations, unless the Fund is in a temporary defensive position.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchases of any one issuer's securities (other than U.S. Gov-ernment obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be First Tier Eligible Securities. First Tier Eligible Securities are:

 .securities that have ratings at the time of purchase (or which are guaran-teed or in some cases otherwise supported by credit supports with such rat-
  ings) in the highest rating category by at least two unaffiliated NRSRO, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

 .securities that are issued or guaranteed by a person with such ratings;

 .securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

 .securities issued or guaranteed as to principal or interest by the U.S. Gov-ernment or any of its agencies or instrumentalities; or

 .securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.
14

Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations and certificates of depos-it, bankers' acceptances, bank notes and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may invest substantially in obligations of for-eign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risks. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its assets.

Commercial Paper. The Fund may invest in commercial paper and short-term notes and corporate bonds that meet the Fund's quality and maturity restrictions. Commercial paper purchased by the Fund may include instruments issued by for-eign issuers, such as Canadian Commercial Paper, which is U.S. dollar-denomi-nated commercial paper issued by a Canadian corporation or a Canadian counter-part of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by pri-vate companies. Purchasable mortgage-related securities also include adjust-able rate securities. The Fund currently intends to hold CMOs only as collat-eral for repurchase agreements.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Guaranteed Investment Contracts. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (col-lectively "GICs"), issued by highly rated U.S. insurance companies. GIC investments that do not provide for payment within seven days after notice are subject to the Fund's policy regarding investments in illiquid securities.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the col-lateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with bor-rowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securi-ties for speculative purposes but only in furtherance of its investment objec-tive. The Fund receives no income from when-issued or delayed settlement secu-rities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities present-ing somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.
16

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Lever-age risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

Concentration. The Fund intends to concentrate more than 25% of its total assets in the obligations of issuers in the financial services industry and repurchase agreements relating to such obligations. Because the Fund concen-trates its assets in the financial services industry it will be exposed to the risks associated with that industry, such as government regulation, the avail-ability and cost of capital funds, and general economic conditions.

Foreign Exposure. Securities issued by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the for-eign country involved could affect the payment of principal and interest.

Financial Highlights
The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years, including the one year ended Octo-ber 31, 2000, the one month ended October 31, 1999 and each year ended Septem-ber 30 in the 4 year period ended September 30, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distribu-tions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by refer-ence into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempCash Dollar Shares
The table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each year presented.


                                       One Month
                          Year Ended     Ended
                          October 31, October 31,         Year Ended September 30,
                             2000        1999          1999      1998      1997      1996
Net Asset Value,
 Beginning of Period       $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           --------    --------      --------  --------  --------  --------
Income From Investment
 Operations:
 Net Investment Income       0.0588      0.0042        0.0471    0.0527    0.0516    0.0517
                           --------    --------      --------  --------  --------  --------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0588)    (0.0042)      (0.0471)  (0.0527)  (0.0516)  (0.0517)
                           --------    --------      --------  --------  --------  --------
Net Asset Value, End of
 Period                    $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           ========    ========      ========  ========  ========  ========
Total Return                   6.04%       5.06%/2/      4.82%     5.41%     5.29%     5.31%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)              427,625     401,426       378,010   503,809   401,529   527,830
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.43%       0.43%/2/      0.43%     0.43%     0.43%     0.43%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    5.89%       4.94%/2/      4.70%     5.27%     5.16%     5.17%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .56% for the year ended October 31, 2000, .59% (annualized) for the one month ended October 31, 1999 and .55%, .57%, .55% and .58% for the years ended September 30, 1999, 1998, 1997 and 1996 respectively, for TempCash Dollar Shares.
/2/Annualized.
18

FedFund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in a portfolio consisting of U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal.

Performance Information
The Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                    [GRAPH]


                             FedFund Dollar shares

                                     Net Annualized
                                         Returns

                             1991         5.88%
                             1992         3.57%
                             1993         2.86%
                             1994         3.97%
                             1995         5.67%
                             1996         5.09%
                             1997         5.22%
                             1998         5.13%
                             1999         4.76%
                             2000         6.03%
                        January, 1991 - December, 2000


During the ten-year period shown in the bar chart, the highest quarterly return was 6.50% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.82% (for the quarter ended June 30, 1993).
20

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                        1 Year 5 Years 10 Years


  FedFund Dollar Shares                                 6.03%   5.24%   4.85%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*  5.91%   5.20%   4.80%

                                                              7-Day Yield
                                                        As of December 31, 2000


  FedFund Dollar Shares                                          6.05%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*           5.90%

* iMoneyNet, Inc.'s Money Fund Report: Government Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies. The 7-day yield for iMoneyNet, Inc. as of January 2, 2001. The 7-day yield for FedFund Dollar Shares as of January 2, 2001 was 6.05%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                               FedFund
                                            Dollar Shares

  Management Fees                             .12%

  Other Expenses                              .42%
   Administration Fees                               .12%
   Shareholder Servicing Fees                        .25%
   Miscellaneous                                     .05%

  Total Annual Fund Operating Expenses /1/    .54%
                                            ======

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior writ-ten notice to the Fund.

                                                                   FedFund
                                                                Dollar Shares

  Management Fees (after current waivers)                         .08%

  Other Expenses                                                  .37%
   Administration Fees (after current waivers)                           .08%
   Shareholder Servicing Fees                                            .25%
   Miscellaneous                                                         .04%

  Total Annual Fund Operating Expenses (after current waivers)    .45%
                                                                ======

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  FedFund
               Dollar Shares

  One Year         $ 55

  Three Years      $173

  Five Years       $302

  Ten Years        $677

22

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (in addition to direct Treasury obligations) and repurchase agreements relating to such obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less fre-quently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the SEC.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securi-ties for speculative purposes but only in further-ance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to main-tain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Obligations of certain agencies and instru-mentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumen-tality issuing the obligation.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.
24

Financial Highlights
The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects finan-cial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This informa-tion has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the State-ment of Additional Information and included in the Annual Report, each of which is available upon request.

FedFund Dollar Shares
The table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.


                                         Year Ended October 31,
                                2000      1999      1998      1997      1996
Net Asset Value, Beginning
 of Period                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              --------  --------  --------  --------  --------
Income From Investment
 Operations:
 Net Investment Income          0.0569    0.0458    0.0510    0.0505    0.0504
                              --------  --------  --------  --------  --------
Less Distributions:
Dividends to Shareholders
 From Net Investment Income    (0.0569)  (0.0458)  (0.0510)  (0.0505)  (0.0504)
                              --------  --------  --------  --------  --------
Net Asset Value, End of
 Period                       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              ========  ========  ========  ========  ========
Total Return                      5.84%     4.69%     5.23%     5.18%     5.16%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)                        216,511    34,611    30,459   116,316   113,747
Ratio of Expenses to Average
 Daily Net Assets/1/              0.45%     0.45%     0.45%     0.45%     0.44%
Ratio of Net Investment
 Income to Average Daily Net
 Assets                           6.04%     4.56%     5.10%     5.05%     5.04%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .54%, .53%, .53%, .54% and
 .55% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respec-tively, for FedFund Dollar Shares.

T-Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in U.S. Treasury bills, notes, trust receipts and direct obli-gations of the U.S. Treasury and repurchase agreements relating to direct Trea-sury obligations.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal.
26

Performance Information
The Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                    [GRAPH]

                                     T-Fund
                                 Dollar Shares

                                        Net Annualized
                                            Returns

                             1991            5.96%
                             1992            3.58%
                             1993            2.82%
                             1994            3.66%
                             1995            5.61%
                             1996            5.08%
                             1997            5.19%
                             1998            5.09%
                             1999            4.64%
                             2000            5.90%

                        January, 1991 - December, 2000


During the ten-year period shown in the bar chart, the highest quarterly return was 6.85% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.79% (for the quarter ended December 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                        1 Year 5 Years 10 Years


  T-Fund Dollar Shares                                  5.90%   5.17%   4.77%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*  5.91%   5.20%   4.80%

                                                              7-Day Yield
                                                        As of December 31, 2000


  T-Fund Dollar Shares                                           5.95%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*           5.90%

* iMoneyNet, Inc.'s Money Fund Report: Government Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agen-cies. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for T-Fund Dollar Shares as of January 2, 2001 was 5.93%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
28

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                               T-Fund
                                            Dollar Shares

  Management Fees                             .12%

  Other Expenses                              .40%
   Administration Fees                               .12%
   Shareholder Servicing Fees                        .25%
   Miscellaneous                                     .03%

  Total Annual Fund Operating Expenses /1/    .52%
                                            ======

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior writ-ten notice to the Fund.

                                                                   T-Fund
                                                                Dollar Shares

  Management Fees (after current waivers)                         .09%

  Other Expenses                                                  .35%
   Administration Fees (after current waivers)                           .09%
   Shareholder Servicing Fees                                            .25%
   Miscellaneous                                                         .01%

  Total Annual Fund Operating Expenses (after current waivers)    .44%
                                                                ======

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  T-Fund
               Dollar Shares

  One Year         $ 53

  Three Years      $167

  Five Years       $291

  Ten Years        $653

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes, trust receipts and repurchase agree-ments relating to direct Treasury obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less fre-quently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the SEC.

INVESTMENTS. The Fund's investments may include the following:

U.S. Treasury Obligations. The Fund may purchase direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of
30
its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Treasury securities are considered to be the safest type of investment in terms of credit risk.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risks.

Financial Highlights
The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects finan-cial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This informa-tion has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the State-ment of Additional Information and included in the Annual Report, each of which is available upon request.

T-Fund Dollar Shares
The table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.


                                         Year Ended October 31,
                                2000      1999      1998      1997      1996
Net Asset Value, Beginning
 of Period                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              --------  --------  --------  --------  --------
Income From Investment
 Operations:
 Net Investment Income          0.0554    0.0448    0.0507    0.0503    0.0503
                              --------  --------  --------  --------  --------
Less Distributions:
Dividends to Shareholders
 From Net Investment Income    (0.0554)  (0.0448)  (0.0507)  (0.0503)  (0.0503)
                              --------  --------  --------  --------  --------
Net Asset Value, End of
 Period                       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              ========  ========  ========  ========  ========
Total Return                      5.68%     4.58%     5.21%     5.16%     5.15%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)                        630,801   612,695   777,385   516,092   351,271
Ratio of Expenses to Average
 Daily Net Assets/1/              0.44%     0.45%     0.45%     0.45%     0.44%
Ratio of Net Investment
 Income to Average Daily Net
 Assets                           5.54%     4.47%     5.06%     5.03%     5.01%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .52%, .51%, .52%, .54% and
 .55% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respec-tively, for T-Fund Dollar Shares.
32

Federal Trust Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and relative stability of princi-pal.

Investment Policies:
The Fund invests in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities thereof the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the mar-ket value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in pre-vailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund may from time to time engage in portfolio trading for liquidity pur-poses, in order to enhance its yield or if otherwise deemed advisable. In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire any given security, depending upon whether interest rates have decreased or increased since its acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any, when distributed will be subject to the state's income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal.

Performance Information
The Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                    [GRAPH]

                                 Federal Trust
                                 Dollar Shares

                                        Net Annualized
                                            Returns

                             1991            5.83%
                             1992            3.55%
                             1993            2.81%
                             1994            3.99%
                             1995            5.58%
                             1996            5.01%
                             1997            5.13%
                             1998            5.07%
                             1999            4.73%
                             2000            6.02%

                        January, 1991 - December, 2000


During the ten-year period shown in the bar chart, the highest quarterly return was 6.66% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.79% (for the quarter ended June 30, 1993).
34

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                        1 Year 5 Years 10 Years


  Federal Trust Fund Dollar Shares                      6.02%   5.18%   4.78%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*  5.91%   5.20%   4.80%

                                                              7-Day Yield
                                                        As of December 31, 2000


  Federal Trust Fund Dollar Shares                               6.03%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*           5.90%

* iMoneyNet, Inc.'s Money Fund Report: Government Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for Fed-eral Trust Fund Dollar Shares as of January 2, 2001 was 6.02%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                            Federal Trust
                                                Fund
                                            Dollar Shares


  Management Fees                             .12%

  Other Expenses                              .47%
   Administration Fees                               .12%
   Shareholder Servicing Fees                        .25%
   Miscellaneous                                     .10%

  Total Annual Fund Operating Expenses /1/    .59%
                                            ======

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund which are for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                                 Federal
                                                                  Trust
                                                                  Fund
                                                                 Dollar
                                                                 Shares


  Management Fees (after current waivers)                       .05%

  Other Expenses                                                .40%
   Administration Fees (after current waivers)                       .05%
   Shareholder Servicing Fees                                        .25%
   Miscellaneous                                                     .10%

  Total Annual Fund Operating Expenses (after current waivers)  .45%
                                                                ====

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               Federal Trust Fund
                 Dollar Shares


  One Year            $ 60

  Three Years         $189

  Five Years          $329
  Ten Years           $738

36

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests in obligations issued or guaranteed as to principal and interest by the U.S. Government or by agencies or instrumentali-ties thereof the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less fre-quently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government, including securities issued by the U.S. Trea-sury and by certain agencies or instrumentalities such as the Federal Home Loan Bank, Farm Credit System and the Student Loan Marketing Association, and related custodial receipts.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securi-ties for speculative purposes but only in furtherance of its investment objec-tive. The Fund receives no income from when-issued or delayed settlement secu-rities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strate-gies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies and instrumen-talities of the U.S. Government are backed by the full faith and credit of the United States; others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. When-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.
38

Financial Highlights
The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects finan-cial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This informa-tion has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the State-ment of Additional Information and included in the Annual Report, each of which is available upon request.

Federal Trust Fund Dollar Shares
The table below sets forth selected financial data for a Federal Trust Dollar Share outstanding throughout each year presented.


                                         Year Ended October 31,
                                2000      1999      1998      1997      1996
Net Asset Value, Beginning
 of Period                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              --------  --------  --------  --------  --------
Income From Investment
 Operations:
 Net Investment Income          0.0568    0.0453    0.0504    0.0496    0.0498
                              --------  --------  --------  --------  --------
Less Distributions:
Dividends to Shareholders
 From Net Investment Income    (0.0568)  (0.0453)  (0.0504)  (0.0496)  (0.0498)
                              --------  --------  --------  --------  --------
Net Asset Value, End of
 Period                       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              ========  ========  ========  ========  ========
Total Return                      5.83%     4.63%     5.17%     5.08%     5.10%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)                         13,200    27,539    38,633    38,700    26,875
Ratio of Expenses to Average
 Daily Net Assets/1/              0.45%     0.45%     0.45%     0.45%     0.44%
Ratio of Net Investment
 Income to Average Daily Net
 Assets                           5.59%     4.51%     5.04%     4.96%     4.97%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .59%, .57%, .54%, .56% and .56% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively, for Federal Trust Fund Dollar Shares.

Treasury Trust Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund may from time to time engage in portfolio trading for liquidity pur-poses, in order to enhance its yield or if otherwise deemed advisable. In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire any given security, depending upon whether interest rates have decreased or increased since its acquisition. In addition, shareholders in a particular state that imposes income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any, when distributed will be subject to the state's income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal. The Fund's investment policies are intended to qualify Fund shares for the investment of funds of federally regu-lated thrifts. The Fund intends to qualify its shares as "short-term liquid assets" as established in the published rulings, interpretations, and regula-tions of the Office of Thrift Supervision. However, investing institutions are advised to consult their primary regulator for concurrence that Fund shares qualify under applicable regulations and policies.
40

Performance Information
The Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                    [GRAPH]

                                Treasury Trust
                                 Dollar Shares

                                        Net Annualized
                                            Returns

                             1991            5.62%
                             1992            3.29%
                             1993            2.71%
                             1994            3.73%
                             1995            5.41%
                             1996            4.87%
                             1997            4.94%
                             1998            4.74%
                             1999            4.36%
                             2000            5.61%

                        January, 1991 - December, 2000


During the ten-year period shown in the bar chart, the highest quarterly return was 7.14% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.59% (for the quarter ended June 30, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                        1 Year 5 Years 10 Years

  Treasury Trust Fund Dollar Shares                     5.61%   4.90%   4.54%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*  5.91%   5.20%   4.80%

                                                              7-Day Yield
                                                        As of December 31, 2000

  Treasury Trust Fund Dollar Shares                              5.61%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*           5.90%

* iMoneyNet, Inc.'s Money Fund Report Government Institutions -- Only Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for Treasury Trust Fund Dollar Shares as of January 2, 2001 was 5.64%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.brpif.com.
42

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                            Treasury
                                              Trust
                                              Fund
                                             Dollar
                                             Shares

  Management Fees                           .12%

  Other Expenses                            .42%
   Administration Fees                           .12%
   Shareholder Servicing Fees                    .25%
   Miscellaneous                                 .05%

  Total Annual Fund Operating Expenses /1/  .54%
                                            ====

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior writ-ten notice to the Fund.

                                                                Treasury
                                                                  Trust
                                                                  Fund
                                                                 Dollar
                                                                 Shares

  Management Fees (after current waivers)                       .08%

  Other Expenses                                                .37%
   Administration Fees (after current waivers)                       .08%
   Shareholder Servicing Fees                                        .25%
   Miscellaneous                                                     .04%

  Total Annual Fund Operating Expenses (after current waivers)  .45%
                                                                ====

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               Treasury Trust Fund
                  Dollar Shares

  One Year            $ 55

  Three Years         $173

  Five Years          $302

  Ten Years           $677

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts.

The Fund invests in securities maturing within one year or less, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversi-fication, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

INVESTMENTS. The Fund's investments may include the following:

U.S. Treasury Obligations. To the extent consistent with its investment objec-tives, the Fund may invest in direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the STRIPS program.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securi-ties for speculative purposes but only in furtherance of its investment objec-tive. The Fund receives no income from when-issued or delayed settlement secu-rities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
44

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. When issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

Financial Highlights
The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects finan-cial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This informa-tion has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the State-ment of Additional Information and included in the Annual Report, each of which is available upon request.

Treasury Trust Fund Dollar Shares
The table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.


                                         Year Ended October 31,
                                2000      1999      1998      1997      1996
Net Asset Value, Beginning
 of Period                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              --------  --------  --------  --------  --------
Income From Investment
 Operations:
 Net Investment Income          0.0527    0.0417    0.0477    0.0479    0.0483
                              --------  --------  --------  --------  --------
Less Distributions:
Dividends to Shareholders
 From Net Investment Income    (0.0527)  (0.0417)  (0.0477)  (0.0479)  (0.0483)
                              --------  --------  --------  --------  --------
Net Asset Value, End of
 Period                       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              ========  ========  ========  ========  ========
Total Return                      5.40%     4.26%     4.89%     4.91%     4.95%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)                        310,589   398,972   471,767   331,498   294,228
Ratio of Expenses to Average
 Daily Net Assets/1/              0.45%     0.45%     0.45%     0.45%     0.44%
Ratio of Net Investment
 Income to Average Daily Net
 Assets                           5.23%     4.14%     4.77%     4.79%     4.83%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .54%, .53%, .53%, .55% and
 .55% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respec-tively, for Treasury Trust Fund Dollar Shares.
46

MuniFund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:
The Fund invests in a broad range of short-term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instru-mentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal Obligations").

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Performance Information
The Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.



                                    [GRAPH]

                                   MuniFund
                                 Dollar Shares

                                        Net Annualized
                                            Returns

                             1991            3.53%
                             1992            2.23%
                             1993            1.96%
                             1994            2.36%
                             1995            3.43%
                             1996            3.02%
                             1997            3.20%
                             1998            3.03%
                             1999            2.85%
                             2000            3.70%

                        January, 1991 - December, 2000

During the ten-year period shown in the bar chart, the highest quarterly return was 4.10% (for the quarter ended June 30, 1991) and the lowest quarterly return was 1.84% (for the quarter ended December 31, 1993).
48

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                      1 Year 5 Years 10 Years
  MuniFund Dollar Shares                              3.70%   3.15%   3.04%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions -- Only Money Fund Average*  3.71%   3.25%   3.17%

                                                            7-Day Yield
                                                      As of December 31, 2000
  MuniFund Dollar Shares                                       4.13%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions -- Only Money Fund Average*           4.15%

* iMoneyNet, Inc.'s Money Fund Report: Tax Free Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authori-ties. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for MuniFund Dollar Shares as of January 2, 2001 was 4.18%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                               MuniFund
                                            Dollar Shares

  Management Fees                              .18%

  Other Expenses                               .47%
   Administration Fees                                 .18%
   Shareholder Servicing Fees                          .25%
   Miscellaneous                                       .04%

  Total Annual Fund Operating Expenses /1/     .65%
                                            =======

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior writ-ten notice to the Fund.

                                                                   MuniFund
                                                                Dollar Shares

  Management Fees (after current waivers)                          .07%

  Other Expenses                                                   .37%
   Administration Fees (after current waivers)                             .07%
   Shareholder Servicing Fees                                              .25%
   Miscellaneous                                                           .05%

  Total Annual Fund Operating Expenses (after current waivers)     .44%
                                                                =======

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  MuniFund
               Dollar Shares

  One Year          $ 66

  Three Years       $208

  Five Years        $362

  Ten Years         $810

50

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approv-al. The Fund invests substantially all its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

Except during periods of unusual market conditions or during temporary defen-sive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government secu-rities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand pay-
ment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be First Tier Eligible Securities. Applicable First Tier Eligible Securities are:

 .securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffili-ated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .securities that are issued or guaranteed by a person with such ratings; or

 .securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; and

 .securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Reve-nue securities include pri-vate activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" bonds.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase Munici-pal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securi-ties will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settle-ment securities for speculative purposes but only in furtherance of its invest-ment objective. The Fund receives no income from when-issued or delayed settle-ment securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
52

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government secu-rities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest in Munic-ipal Obligations and payments under tax-exemptive derivative securities. Nei-ther the Fund nor its Adviser will review the bases for those tax options. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

Financial Highlights
The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years, including the one year ended Octo-ber 31, 2000, the 11 months ended October 31, 1999 and each year ended November 30 in the 4 year period ended November 30, 1998. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distribu-tions). The information for the one year ended October 31, 2000 and the eleven months ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial high-lights for each year ended November 30 in the 4 year period ended November 30, 1998 were audited by KPMG LLP whose report expressed an unqualified opinion on those statements.

MuniFund Dollar Shares
The table below sets forth selected financial data for a MuniFund Dollar Share outstanding throughout each year presented.


                                      Eleven Months
                          Year Ended      Ended
                          October 31,  October 31,          Year Ended November 30,
                             2000         1999          1998      1997      1996      1995
Net Asset Value,
 Beginning of Period       $   1.00     $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           --------     --------      --------  --------  --------  --------
Income From Investment
 Operations:
 Net Investment Income       0.0354       0.0250        0.0302    0.0313    0.0301    0.0335
                           --------     --------      --------  --------  --------  --------
Less Distributions:
 Dividends to
  Shareholders From Net
  Investment Income         (0.0354)     (0.0250)      (0.0302)  (0.0313)  (0.0301)  (0.0335)
                           --------     --------      --------  --------  --------  --------
Net Asset Value, End of
 Period                    $   1.00     $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           ========     ========      ========  ========  ========  ========
Total Return                   3.60%        2.77%/2/      3.07%     3.18%     3.06%     3.41%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)               63,619       56,238        51,736    67,387    61,396     6,474
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.44%        0.45%/2/      0.50%     0.52%     0.52%     0.52%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    3.55%        2.71%/2/      3.01%     3.13%     3.01%     3.34%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .65%, .66% (annualized) for the eleven months ended October 31, 1999 and .66%, .66%, .67% and .66% for the years ended November 30, 1998, 1997, 1996 and 1995, respectively, for MuniFund Dollar Shares.
/2/Annualized.
54

MuniCash

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:
The Fund invests in a broad range of short-term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instru-mentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal Obligations").

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Performance Information
The Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                    [GRAPH]

                                   MuniCash
                                 Dollar Shares

                                        Net Annualized
                                            Returns

                             1991            4.21%
                             1992            2.66%
                             1993            2.09%
                             1994            2.58%
                             1995            3.66%
                             1996            3.26%
                             1997            3.40%
                             1998            3.22%
                             1999            2.93%
                             2000            3.84%

                        January, 1991 - December, 2000


During the ten-year period shown in the bar chart, the highest quarterly return was 4.54% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.00% (for the quarter ended March 31, 1994).
56

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                      1 Year 5 Years 10 Years

  MuniCash Dollar Shares                              3.84%   3.33%   3.21%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions -- Only Money Fund Average*  3.71%   3.25%   3.17%

                                                            7-Day Yield
                                                      As of December 31, 2000

  MuniCash Dollar Shares                                       4.29%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions -- Only Money Fund Average*           4.15%

* iMoneyNet, Inc.'s Money Fund Report: Tax-Free Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in obliga-tions of tax-exempt entities, including state and municipal authorities. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for MuniCash Dollar Shares as of January 2, 2001 was 4.33%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                            MuniCash
                                             Dollar
                                             Shares

  Management Fees                           .18%

  Other Expenses                            .47%
   Administration Fees                           .18%
   Shareholder Servicing Fees                    .25%
   Miscellaneous                                 .04%

  Total Annual Fund Operating Expenses /1/  .65%
                                            ====

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior writ-ten notice to the Fund.

                                                                MuniCash
                                                                 Dollar
                                                                 Shares

  Management Fees (after current waivers)                       .07%

  Other Expenses                                                .38%
   Administration Fees (after current waivers)                       .07%
   Shareholder Servicing Fees                                        .25%
   Miscellaneous                                                     .06%

  Total Annual Fund Operating Expenses (after current waivers)  .45%
                                                                ====

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 MuniCash
               Dollar Shares

  One Year         $ 66

  Three Years      $208

  Five Years       $362
  Ten Years        $810

58

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests substantially all of its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

Except during periods of unusual market conditions or during temporary defen-sive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC. The Fund may hold uninvested cash reserves pending investment, during temporary defen-sive periods or if, in the opinion of the Adviser, suitable tax-exempt obliga-tions are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securi-ties, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing the right to demand pay-
ment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund generally may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be Eligible Securities. Applicable Eligible Securities are:

 .securities that have short-term debt ratings at the time of purchase or which are guaranteed or in some cases otherwise supported by credit support with such rating in the two highest rating categories by at least two unaf-filiated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .securities that are issued or guaranteed by a person with such ratings;

 .securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; or

 .shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities include pri-vate activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" bonds.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase Munici-pal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securi-ties will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settle-ment securities for speculative purposes but only in furtherance of its invest-ment objective. The Fund receives no income from when-issued or delayed settle-ment securities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
60

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government secu-rities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest in Munic-ipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incor-rect, the Fund and its shareholders could be subject to substantial tax liabil-ities.

Financial Highlights
The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years, including the one year ended Octo-ber 31, 2000, the 11 months ended October 31, 1999 and each year period Novem-ber 30 in the 4 year period ended November 30, 1998. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distribu-tions). The information for the one year ended October 31, 2000 and the eleven months ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial high-lights for each year ended November 30 in the 4 year period ended November 30, 1998 were audited by KPMG LLP whose report expressed an unqualified opinion on those statements.

MuniCash Dollar Shares
The table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each year presented.


                                      Eleven Months
                          Year Ended      Ended
                          October 31,  October 31,          Year Ended November 30,
                             2000         1999          1998      1997      1996      1995
Net Asset Value,
 Beginning of Period       $   1.00     $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           --------     --------      --------  --------  --------  --------
Income From Investment
 Operations:
 Net Investment Income       0.0367       0.0258        0.0321    0.0333    0.0325    0.0357
                           --------     --------      --------  --------  --------  --------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0367)     (0.0258)      (0.0321)  (0.0333)  (0.0325)  (0.0357)
                           --------     --------      --------  --------  --------  --------
Net Asset Value, End of
 Period                    $   1.00     $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           ========     ========      ========  ========  ========  ========
Total Return                   3.73%        2.86%/2/      3.26%     3.38%     3.31%     3.64%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)              101,373      123,017        91,404   150,089   101,528   101,424
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.45%        0.45%/2/      0.43%     0.43%     0.43%     0.43%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    3.63%        2.80%/2/      3.22%     3.33%     3.25%     3.58%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .65% for the year ended October 31, 2000, .66% (annualized) for the eleven months ended October 31, 1999 and .65%, .66%, .67%, and .66% for the years ended November 30, 1998,
   1997, 1996, and 1995, respectively, for MuniCash Dollar Shares.
/2/Annualized.
62

California Money Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preserva-tion of capital and relative stability of principal.

Investment Policies:
The Fund invests primarily in debt obligations issued by or on behalf of the State of California and other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt deriva-tive securities such as tender option bonds, participations, beneficial inter-ests in trusts and partnership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California ("California Municipal Obligations") are exempt from regular federal and Cali-fornia State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political sub-divisions, as well as certain other governmental issuers such as the Common-wealth of Puerto Rico.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund is non-diversified because it emphasizes its investments in Califor-nia Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be depen-dent upon a smaller category of securities than a diversified portfolio. Accordingly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations are exempt from federal income tax but may be subject to California State personal income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for California institutional investors and their customers seeking as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California personal income tax as is consistent with the preservation of capital and relative stability of prin-cipal.

Performance Information
The Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one and five years and since inception compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of divi-dends and distributions. The Fund's past performance does not necessarily indi-cate how it will perform in the future.

                                    [GRAPH]

                             California Money Fund
                                 Dollar Shares

                                        Net Annualized
                                            Returns

                             1991            3.69%
                             1992            2.36%
                             1993            2.01%
                             1994            2.48%
                             1995            3.39%
                             1996            2.96%
                             1997            3.14%
                             1998            2.88%
                             1999            2.57%
                             2000            3.12%

                        January, 1991 - December, 2000


During the ten-year period shown in the bar chart, the highest quarterly return was 3.77% (for the quarter ended September 30, 1991) and the lowest quarterly return was 1.88% (for the quarter ended March 31, 1993).
64

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                             Since Inception
                                              1 Year 5 Years January 9, 1991

  California Money Fund Dollar Shares         3.12%   2.93%       2.85%

  iMoneyNet, Inc.'s Money Fund Report:
   California State Specific Tax-Free
    Institutions -- Only Money Fund Average*  3.25%   3.04%       3.03%

                                                             7-Day Yield
                                                       As of December 31, 2000

  California Money Fund Dollar Shares                           3.64%

  iMoneyNet, Inc.'s Money Fund Report:
   California State Specific Tax-Free Institutions --
    Only Money Fund Average*                                    3.59%

* iMoneyNet, Inc.'s Money Fund Report: California State Specific Tax-Free Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of California State. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for California Money Fund Dollar Shares as of January 2, 2001 was 3.65%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                             California
                                             Money Fund
                                            Dollar Shares

  Management Fees                             .20%

  Other Expenses                              .49%
   Administration Fees                               .20%
   Shareholder Servicing Fees                        .25%
   Miscellaneous                                     .04%

  Total Annual Fund Operating Expenses /1/    .69%
                                            ======

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers.

                                                                California
                                                                Money Fund
                                                                  Dollar
                                                                  Shares

  Management Fees (after current waivers)                        .08%

  Other Expenses                                                 .37%
   Administration Fees (after current waivers)                         .08%
   Shareholder Servicing Fees                                          .25%
   Miscellaneous                                                       .04%

  Total Annual Fund Operating Expenses (after current waivers)   .45%
                                                                =====

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               California Money Fund
                   Dollar Shares

  One Year             $ 70

  Three Years          $221

  Five Years           $384

  Ten Years            $859

66

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primar-ily in California Municipal Obligations.

Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 65% of its net assets in California Municipal Obligations. At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Gov-ernment obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local tax-es. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Trust's Board of Trustees pursuant to Rule 2a-7 under the 1940 Act, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund is authorized to purchase securities that are determined to have minimum credit risk and are Eligible Securities. Applicable Eligible Securities are:

 .securities which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated NRSRO (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .securities issued or guaranteed by persons with short-term debt having such ratings;

 .unrated securities determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such secu-rities; and

 .shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. government or any agency or instrumentality.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of pri-vate activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alterna-tive minimum tax. The portfolio may also include "moral obligation" securities.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other gov-ernmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or con-tractual restrictions on resale or the absence of readily available market quo-tations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
68

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to main-tain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a NRSRO are widely accepted measures of credit risk. The lower a security is rated by a NRSRO the more credit risk it is con-sidered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

Special Considerations Affecting the Fund. The Fund is concentrated in securi-ties issued by the State of California or entities within the State of Cali-fornia and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of Califor-nia Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequent-ly, the net asset value of the Fund's portfolio.

General obligation bonds of the state of California are currently rated AA and AA2, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in cer-tain adverse consequences affecting California Municipal Obligations. Signifi-cant financial and other considerations relating to the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund's assets were not so invested.

The Fund may from time to time invest in electric revenue issues. The financial performance of certain of these utilities has been severely impacted as the industry moves toward deregulation and increased competition. California's electric utility restructuring plan permits direct competition to be phased in between 1998 and 2002. Municipal utilities, while not subject to the legisla-tion, are being faced with competitive market forces and must use the transi-tion period wisely to proactively prepare for deregulation. They are under pressure to reduce rates and cut costs in order to maintain their customer bases. In addition, some electric revenue issues have exposure to or partici-pate in nuclear power plants which could affect the issuer's financial perfor-mance. Risks include unexpected power outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance or inadequate rate relief. All of these factors could materially adversely affect electric utility issuers.
70

Financial Highlights
The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years, included the one year ended October 31, 2000, the 9 months ended October 31, 1999 and each year ended January 31 in the 4 year period ended January 31, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table rep-resent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

California Money Fund Dollar Shares
The table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.


                                      Nine Months
                          Year Ended     Ended
                          October 31, October 31,         Year Ended January 31,
                             2000        1999         1999      1998      1997     1996
Net Asset Value,
 Beginning of Period        $  1.00     $  1.00     $   1.00  $   1.00  $   1.00  $  1.00
                            -------     -------     --------  --------  --------  -------
Income From Investment
 Operations:
 Net Investment Income       0.0301      0.0182       0.0280    0.0309    0.0291   0.0331
                            -------     -------     --------  --------  --------  -------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0301)    (0.0182)     (0.0280)  (0.0309)  (0.0291) (0.0331)
                            -------     -------     --------  --------  --------  -------
Net Asset Value, End of
 Period                     $  1.00     $  1.00     $   1.00  $   1.00  $   1.00  $  1.00
                            =======     =======     ========  ========  ========  =======
Total Return                   3.05%       2.48%/2/     2.84%     3.14%     2.96%    3.37%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)               10,212       8,288      139,601   130,547   126,321   31,163
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.45%       0.45%/2/     0.45%     0.45%     0.45%    0.45%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    2.98%       2.43%/2/     2.77%     3.09%     2.90%    3.30%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .69% for the year ended October 31, 2000, .70% (annualized) for the nine months ended October 31, 1999 and .70%, .71%, .73% and .73% for the years ended January 31, 1999,
   1998, 1997, and 1996, respectively, for California Money Fund Dollar Shares. /2/Annualized.

New York Money Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal.

Investment Policies:
The Fund invests primarily in debt obligations issued by or on behalf of the State of New York. We may also invest in debt obligations issued by or on behalf of other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumental-ities and political subdivisions, and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and part-nership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York ("New York Municipal Obligations") are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political sub-divisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund is non-diversified because it emphasizes its investments in New York Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. According-ly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than New York Municipal Obligations are exempt from federal income tax but may be subject to New York State and New York City personal income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other
72
government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors and their customers seeking as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal.

Performance Information
The Bar Chart indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index.

The Dollar Shares of the Fund have no performance information for the periods March 28, 1994 to April 14, 1996 and July 21, 1998 to April 10, 2000, because no shares were outstanding during these periods. For these periods, the Dollar Shares' performance information has been calculated based on the performance of the Fund's Institutional Shares, that are offered in a separate prospectus, as adjusted for the expenses of the Fund's Dollar Shares. Dollar Shares and Insti-tutional Shares of the Fund should have returns and 7-day yields that are sub-stantially the same, because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                    [GRAPH]

                              New York Money Fund
                                 Dollar Shares

                                        Net Annualized
                                            Returns

                             1991            3.64%
                             1992            2.41%
                             1993            1.97%
                             1994            2.38%
                             1995            3.44%
                             1996            3.05%
                             1997            3.23%
                             1998            2.97%
                             1999            2.74%
                             2000            3.74%

                        January, 1991 - December, 2000


During the ten-year period shown in the bar chart, the highest quarterly return was 3.87% (for the quarter ended March 31, 1991) and the lowest quarterly return was 1.84% (for the quarter ended March 31, 1994).
74

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                          1 Year 5 Year 10 Year


  New York Money Fund Dollar Shares                       3.74%  3.11%   2.94%

  iMoneyNet, Inc.'s Money Fund Report:
   New York State Specific Tax-Free Institutions -- Only
    Money Fund Average*                                   3.57%  3.18%   3.08%

                                                           7-Day Yield
                                                     As of December 31, 2000


  New York Money Fund Dollar Shares                           4.07%

  iMoneyNet, Inc.'s Money Fund Report:
   New York State Specific Tax-Free Institutions --
    Only Money Fund Average*                                  4.04%

* iMoneyNet, Inc.'s Money Fund Report: New York State Specific Tax-Free Insti-tutions -- Only Money Fund Average is comprised of institutional money mar-ket funds investing in tax-exempt obligations of New York State. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for New York Money Fund Dollar Shares as of January 2, 2001 was 4.07%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                              New York Money
                                            Fund Dollar Shares

  Management Fees                                .20%

  Other Expenses                                 .50%
   Administration Fees                                     .20%
   Shareholder Servicing Fees                              .25%
   Miscellaneous                                           .05%

  Total Annual Fund Operating Expenses /1/       .70%
                                            =========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers.

                                                         New York Money
                                                       Fund Dollar Shares

  Management Fees (after current waivers)                   .07%

  Other Expenses                                            .37%
   Administration Fees (after current waivers)                        .07%
   Shareholder Servicing Fees                                         .25%
   Miscellaneous                                                      .05%

  Total Annual Fund Operating Expenses (after current
   waivers)                                                 .44%
                                                       =========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               New York Money Fund
                  Dollar Shares

  One Year            $ 72

  Three Years         $224

  Five Years          $390

  Ten Years           $871

76

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primarily in New York Municipal Obligations.

Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 65% of its net assets in New York Municipal Obligations, although the amount of the Fund's assets invested in such securities will vary from time to time. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

The securities purchased by the Fund are subject to the quality, diversifica-tion, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

 .securities which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .securities issued or guaranteed by persons with short-term debt having such ratings;

 .unrated securities determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such secu-rities; and

 .shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of pri-vate activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activ-ity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" securities.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other gov-ernmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or con-tractual restrictions on resale or the absence of readily available market quo-tations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to
78
change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Special Considerations Affecting the Fund. The Fund is concentrated in securi-ties issued by the State of New York or entities within the State of New York and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its invest-ment objective is dependent upon the ability of the issuers of New York Munic-ipal Obligations to meet their continuing obligations for the payment of prin-cipal and interest.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically expe-rienced serious financial difficulties. These difficulties have at times jeop-ardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields rela-tively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdic-tions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers' existing obligations and, pos-sibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Fund's portfolio.

General obligation bonds of the State of New York are currently rated AA and A2, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund's assets were not so invested.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Munic-ipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incor-rect, the Fund and its shareholders could be subject to substantial tax liabil-ities.

Financial Highlights
The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years, including the one year ended Octo-ber 31, 2000, the 3 months ended October 31, 1999 and each year ended July 31 in the 4 year period ended July 31, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table rep-resent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

New York Money Fund Dollar Shares
The table below sets forth selected financial data for a New York Money Fund Dollar Share outstanding throughout each year presented./3/


                                         Three Months
                          Year Ended        Ended
                          October 31,    October 31,        Year Ended July 31,
                             2000            1999     1999    1998         1997      1996
Net Asset Value,
 Beginning of Period       $   1.00         $1.00     $1.00 $   1.00     $   1.00  $   1.00
                           --------         -----     ----- --------     --------  --------
Income From Investment
 Operations:
 Net Investment Income       0.0205           --        --    0.0303       0.0309    0.0089
                           --------         -----     ----- --------     --------  --------
Less Distributions:
Dividends to
 Shareholders from Net
 Investment Income          (0.0205)          --        --   (0.0303)     (0.0309)  (0.0089)
                           --------         -----     ----- --------     --------  --------
Net Asset Value, End of
 Period                    $   1.00         $1.00     $1.00 $   1.00     $   1.00  $   1.00
                           ========         =====     ===== ========     ========  ========
Total Return                   3.73%/2/       --        --      3.16%/2/     3.14%     3.05%/2/
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)                1,647           --        --       --         1,148        20
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.44%/2/       --        --      0.45%/2/     0.45%     0.45%/2/
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    3.66%/2/       --        --      3.11%/2/     3.09%     3.07%/2/

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .70% for the year ended October 31, 2000 and .73% (annualized), .74% and .75% (annualized) for the years ended July 31, 1998, 1997 and 1996, respectively, for New York Money Fund Dollar Shares.
/2/Annualized.
/3/There were no Dollar Shares outstanding during the periods March 28, 1994 to
   April 14, 1996 and July 21, 1998 to April 10, 2000.
80

Management of the Fund

Investment Adviser
The Adviser, a majority-owned indirect subsidiary of PNC Bank, serves as the Company's investment adviser. The Adviser and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under manage-ment in excess of $61 billion. BIMC (formerly known as PNC Institutional Man-agement Corporation) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

As investment adviser, BIMC manages each Fund and is responsible for all pur-chases and sales of the Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, com-puted daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC, the co-administrator, may from time to time reduce the investment advisory and administration fees otherwise payable to them or may reimburse a Fund for its operating expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2000, the Funds paid investment advisory fees and administration fees as follows:

                                                                                  Investment
                                       Administration                              Advisory
  Fund                                      Fees                                     Fees


  TempFund                                  .08%                                     .08%

  TempCash                                  .08%                                     .08%

  FedFund                                   .08%                                     .08%

  T-Fund                                    .09%                                     .09%


  Federal Trust Fund                        .05%                                     .05%

  Treasury Trust Fund                       .08%                                     .08%


  MuniFund                                  .07%                                     .07%

  MuniCash                                  .07%                                     .07%


  California Money Fund                     .08%                                     .08%

  New York Money Fund                       .07%                                     .07%

The services provided by BIMC and the fees payable by each Fund for these serv-ices are described further in the Statement of Additional Information under "Management of the Funds."

Shareholder Information

Price of Fund Shares
A Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by PFPC Inc. ("PFPC"), the Trust's co-adminis-trator, twice each day on which both the New York Stock Exchange and the Fed-eral Reserve Bank of Philadelphia are open for business (a "Business Day"). The net asset value of each Fund, except TempFund, FedFund and T-Fund, is determined as of 12:00 Noon and 4:00 PM Eastern Time (9:00 AM and 1:00 PM Pacific Time). The net asset value of TempFund and FedFund is determined as of 12:00 Noon and 6:00 PM Eastern Time (9:00 AM and 3:00 PM Pacific Time), and the net asset value of T-Fund is determined as of 12:00 Noon and 5:30 PM East-ern Time (9:00 AM and 2:30 PM Pacific Time). The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securi-ties and other assets of a Fund that are allocable to a particular class, sub-tracting liabilities charged to such class, and dividing the result by the total number of outstanding shares of such class. In computing net asset val-ue, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." Under the 1940 Act, a Fund may postpone the date of payment of any redeemable security for up to seven days.

On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same business day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next business day.

Purchase of Shares
Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' office in Wilmington, Del-aware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM Eastern Time, through the Fund's internet-based order entry program, MA2000.

Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a "sweep," under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. Each investor desiring to use this privilege should consult its bank for details. In order to facilitate a sweep as of the end of each banking day, The PNC Financial Services Group, Inc. ("PNC"), the Adviser and the Trust have obtained exemptive relief from the SEC to permit any of the Trust's taxable Funds to enter into overnight repurchase agreements with PNC and certain of its affiliates to accommodate a sweep program for shareholders that are customers of PNC or its affiliates. The exemptive order contains a number of collateralization, pricing and monitoring requirements designed to protect the Funds' interests and is described in greater detail in the Trust's Statement of Additional Information.
82

The chart below outlines the deadlines for execution of purchase orders. Pur-chase orders accepted by PFPC by the deadlines and for which payment has been received by PNC Bank, N.A. ("PNC Bank"), an agent of the Trust's custodian, PFPC Trust Company, by 4:00 PM, Eastern Time (5:30 PM Eastern Time for TempFund and T-Fund) will be executed that day. Purchase orders received after the deadlines, and orders for which payment has not been received by 4:00 PM Eastern Time (5:30 PM, Eastern Time for TempFund and T-Fund) will not be accepted, and notice thereof will be given to the institution placing the order.+ Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending institution. Each of the Funds may at their discretion reject any purchase order for Dollar Shares.


  Portfolio                         Time

  TempFund*+                5:30 PM Eastern Time

  TempCash                  3:00 PM Eastern Time

  FedFund+                  3:00 PM Eastern Time

  T-Fund*                   5:30 PM Eastern Time

  Federal Trust Fund        2:30 PM Eastern Time

  Treasury Trust Fund       2:30 PM Eastern Time

  MuniFund                  2:30 PM Eastern Time

  MuniCash                  2:30 PM Eastern Time

  California Money Fund**  12:00 Noon Eastern Time

  New York Money Fund      12:00 Noon Eastern Time

+ The deadline for purchase orders for Institutional and Dollar Shares of TempFund and FedFund placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 PM Eastern Time. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.
* Purchase orders placed between 3:00 PM and 5:30 PM Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders or to reject an order for any reason.
** Purchase orders for Dollar Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders or to reject an order for any reason.

Payment for Dollar Shares of a Fund may be made only in federal funds or other funds immediately available to PNC Bank. The minimum initial investment by an institution for Dollar Shares is $5,000.00. (However, institutional investors may set a higher minimum for their customers). There is no minimum subsequent investment.

Dollar Shares of the Funds are sold without charge by a Fund. Institutional investors purchasing or holding Dollar Shares of the Funds for their customer accounts may charge customer fees for cash management and other services pro-vided in connection with their accounts. A customer should, therefore, con-sider the terms of its account with an institution before purchasing Dollar Shares of the Funds. An institution purchasing Dollar Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares
Redemption orders must be transmitted to the Funds' office in Wilmington, Dela-ware in the manner described under "Purchase of Shares." Dollar Shares are redeemed without charge by a Fund at the net asset value per share next deter-mined after PFPC's receipt of the redemption request.

The chart below outlines the deadlines for the redemption of Dollar Shares of the Funds. Payment for redeemed shares of the Funds for which redemption orders are received by PFPC by the established deadlines on a Business Day is normally made in federal funds wired to the redeeming shareholder on the same day. Pay-ment of redemption requests which are received after the established deadlines, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.

  Portfolio                         Time


  TempFund*+                5:30 PM Eastern Time

  TempCash                  3:00 PM Eastern Time


  FedFund+                  3:00 PM Eastern Time

  T-Fund*                   5:30 PM Eastern Time


  Federal Trust Fund        2:30 PM Eastern Time

  Treasury Trust Fund       2:30 PM Eastern Time


  MuniFund                 12:00 Noon Eastern Time

  MuniCash                 12:00 Noon Eastern Time


  California Money Fund**  12:00 Noon Eastern Time

  New York Money Fund      12:00 Noon Eastern Time

+ The deadline for redemption orders for Institutional and Dollar Shares of TempFund and FedFund placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 PM Eastern Time. The Funds reserve the right to limit the amount of such orders.
* Redemption orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders.
** Redemptions orders for shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum of $1 million per account. The Fund reserves the right to limit the amount of such orders.

The Funds shall have the right to redeem shares in any Dollar Share account if the value of the account is less than $5,000, after sixty days' prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Dollar Share account to $5,000 or more, no such redemption shall take place. If a shareholder's Dollar share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the excep-tion of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Dollar Shares involuntarily under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Information." An institution redeeming
84
shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customers agreements.

Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Dollar Shares. (See also "Management of the Fund--Service Organiza-tions," as described in the Statement of Additional Information.) Institu-tions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Dollar Shares.

Dollar Shareholder Service Plan
Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC ("Service Organiza-tions"), may purchase Dollar Shares. The Fund will enter into an agreement with each Service Organization which purchases Dollar Shares requiring it to provide services to its customers who are the beneficial owners of such shares in consideration of the Fund's payment of up to .25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held by the Service Organization for the benefit of customers. Each Fund currently is charging
 .25% of average daily net assets. Such services are described more fully in the Statement of Additional Information under "Management of the Fund--Service Organizations." Because fees associated with the Shareholder service plans are paid out of the Funds' assets on an ongoing basis, over time, holders of the Dollar Class may pay more than the economic equivalent of the maximum front-end sales charge permitted by NASD Regulation Inc. Under the terms of the agreement, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Dollar Shares.

Dividends and Distributions
Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder's shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as divi-dends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Fund's transfer agent, at P.O. Box 8950, Wil-mington, Delaware 19885-9628 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes
Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund, will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund (the "Tax-Exempt Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income tax-es. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by a Tax-Exempt Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement pay-ments received by you are subject to federal income taxes.

State and Local Taxes
Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund's dis-tributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California state personal income tax, provided that at least 50% of the aggregate value of the Fund's assets consist of exempt-interest obligations. However, dividends paid to cor-porate shareholders subject to California state franchise tax or California state corporate income tax will be taxed as ordinary income to such sharehold-ers, notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Moreover, to the extent that the Fund's dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California state personal income tax, even though such div-idends may be exempt for federal income tax purposes.

Dividends paid by California Money Fund derived from U.S. Government obliga-tions generally will be exempt from state and local taxes as well. However, except as noted with respect to California state personal income tax, in some situations distributions of net investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.
86

The New York Money Fund intends to comply with certain state tax requirements so that the exempt-interest dividends derived from interest on New York Munic-ipal Obligations will be exempt from New York State and New York City personal income taxes (but not corporate franchise taxes.) Dividends and distributions derived from taxable income and capital gains are exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. Except as noted with respect to New York State and New York City personal income taxes, dividends and distributions paid to shareholders that are derived from income on Munici-pal Obligations may be taxable income under state or local law even though all or a portion of such dividends or distributions may be derived from interest on tax-exempt obligations that, if paid directly to shareholders, would be tax-exempt income.

                                    *  *  *

PFPC, as transfer agent, will send each of the Funds' shareholders or their authorized representative an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are non-resident aliens, foreign trusts or estates, or foreign corporations or part-nerships, may be subject to different United States federal income tax treat-ment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your spe-cific situation.

How to Contact BlackRock Provident Institutional Funds

For purchases and redemption orders only call: 800-441-7450

For yield information call: 800-821-6006

  TempFund Dollar Shares Code: 20
  TempCash Dollar Shares Code: 23
  FedFund Dollar Shares Code: 31
  T-Fund Dollar Shares Code: 61
  Federal Trust Fund Dollar Shares Code: 12
  Treasury Trust Fund Dollar Shares Code: 63
  MuniFund Dollar Shares Code: 59
  MuniCash Dollar Shares Code: 54
  California Money Fund Dollar Shares Code: 57
  New York Money Fund Dollar Shares Code: 55

For other information call: 800-821-7432 or visit our website at www.brpif.com

Written correspondence may be sent to:

  BlackRock Provident Institutional Funds
  Bellevue Park Corporate Center
  400 Bellevue Parkway
  Wilmington, DE 19809

Where to Find More Information

The Statement of Additional Information (the "SAI") includes additional information about the Trust's investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Trust's web site at www.brpif.com.

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Provident Institutional Funds 1940 Act File No. is 811-2354

                                       Institutional Shares

                                       Investment Portfolios offered by
                                       BlackRock Provident Institutional Funds


                                 [GRAPHIC]

Prospectus

January 29, 2001



[LOGO OF BLACKROCK PROVIDENT INSTITUTIONAL FUNDS]




                                       The Securities and Exchange Commission
                                       has not approved or disapproved the
                                       Funds' shares or determined if this
                                       prospectus is accurate or complete. It is a criminal offense to state otherwise.

Table of Contents

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

How to Find the Information You Need........................................   1

TempFund....................................................................   2

TempCash....................................................................  10

FedFund.....................................................................  19

T-Fund......................................................................  26

Federal Trust Fund..........................................................  33

Treasury Trust Fund.........................................................  40

MuniFund....................................................................  47

MuniCash....................................................................  55

California Money Fund.......................................................  63

New York Money Fund.........................................................  72

Management of the Fund......................................................  80

Shareholder Information.....................................................  81

  Price of Fund Shares......................................................  81

  Purchase of Shares........................................................  81

  Redemption of Shares......................................................  83

  Dividends and Distributions...............................................  84

  Federal Taxes.............................................................  84

  State and Local Taxes.....................................................  85

How to Find the Information You
Need

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Welcome to the BlackRock Provident Institutional Funds Prospectus for Institu-tional Shares.

The prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Institutional Shares of the BlackRock Provident Institutional Funds (the "Trust").

This prospectus contains information about the Institutional Shares of all ten of the Trust's portfolios (the "Funds"). To save you time, the prospectus has been organized so that each Fund has its own short section. All you have to do is turn to the section for any particular Fund. Once you read the important facts about the Funds that interest you, read the sections that tell you about buying and selling shares, certain fees and expenses, and your rights as a shareholder. These sections apply to all the Funds.

Institutional Shares are sold to institutions that have not entered into ser-vicing agreements with the Trust in connection with their investments.

The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

TempFund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in a broad range of U.S. dollar-denominated money market instruments, including government, bank, and commercial obligations and repur-chase agreements relating to such obligations.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the investment adviser, BlackRock Institutional Management Corporation ("BIMC," or the "Advis-er") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income and stability of principal.
 2

Performance Information
The Bar Chart below indicates the risks of investing in Institutional Shares of the Fund by showing how the performance of Institutional Shares of the Fund has varied from year to year; and the average annual return for Institutional Shares of the Fund. The Table shows how the Institutional Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of divi-dends and distributions. The Fund's past performance does not necessarily indi-cate how it will perform in the future.


                                    [GRAPH]

                                   TempFund
                             Institutional Shares

                                 Net Annualized Returns
                        1991             6.24%
                        1992             3.89%
                        1993             3.12%
                        1994             4.19%
                        1995             5.99%
                        1996             5.42%
                        1997             5.60%
                        1998             5.52%
                        1999             5.15%
                        2000             6.45%
                            January, 1991 - December, 2000

During the ten-year period shown in the bar chart, the highest quarterly return was 6.99% (for the quarter ended March 31, 1991) and the lowest quarterly return was 3.08% (for the quarter ended June 30, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                      1 Year 5 Years 10 Years


  TempFund Institutional Shares                       6.45%   5.62%   5.15%

  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions--Only Money Fund Average*  6.15%   5.41%   4.99%

                                                            7-Day Yield
                                                      As of December 31, 2000


  TempFund Institutional Shares                                6.49%

  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions--Only Money Fund Average*           6.25%

* iMoneyNet, Inc.'s Money Fund Report: First Tier Institutions--Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for TempFund Institutional Shares as of January 2, 2001 was 6.48%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
 4

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                 TempFund
                                           Institutional Shares


  Management Fees                                .09%

  Other Expenses                                 .11%
   Administration Fees                                      .09%
   Miscellaneous                                            .02%


  Total Annual Fund Operating Expenses/1/        .20%
                                           ==========

/1/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fis-cal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                                  TempFund
                                                                Institutional
                                                                   Shares


  Management Fees (after current waivers)                         .08%

  Other Expenses                                                  .10%
   Administration Fees (after current waivers)                           .08%
   Miscellaneous                                                         .02%


  Total Annual Fund Operating Expenses (after current waivers)    .18%
                                                                ======

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     TempFund
               Institutional Shares
  One Year             $ 20

  Three Years          $ 64
  Five Years           $113
  Ten Years            $255

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, bank, and commercial obligations and repurchase agreements relating to such obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission (the "SEC"). Pursuant to Rule 2a-7, the Fund will generally limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be First Tier Eligible Securities. First Tier Eligible Securities are:

 .securities that have ratings at the time of purchase (or which are guaran-teed or in some cases otherwise supported by credit supports with such rat-
  ings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs"), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

 .securities that are issued or guaranteed by a person with such ratings;

 .securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

 .securities issued or guaranteed as to principal or interest by the U.S. Gov-ernment or any of its agencies or instrumentalities; or

 .securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.
 6

Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers' acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bear-ing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund's assets.

Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund's quality and matu-rity requirements.

Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities present-ing somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Lever-age risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.
 8

Financial Highlights
The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years, including the one year ended Octo-ber 31, 2000, the one month ended October 31, 1999 and each year ended Septem-ber 30 in the 4 year period ended September 30, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distribu-tions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by refer-ence into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempFund Institutional Shares
The table below sets forth selected financial data for a TempFund Institutional Share outstanding throughout each year presented.

                       --------------------------------------------------------

                                        One Month
                          Year Ended      Ended
                          October 31,  October 31,               Year Ended September 30,
                             2000         1999            1999         1998        1997        1996
Net Asset Value,
 Beginning of Period      $      1.00  $      1.00     $      1.00  $     1.00  $     1.00  $     1.00
                          -----------  -----------     -----------  ----------  ----------  ----------
Income From Investment
 Operations:
 Net Investment Income         0.0611       0.0045          0.0495      0.0549      0.0539      0.0541
                          -----------  -----------     -----------  ----------  ----------  ----------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income            (0.0611)     (0.0045)        (0.0495)    (0.0549)    (0.0539)    (0.0541)
                          -----------  -----------     -----------  ----------  ----------  ----------
Net Asset Value, End of
 Period                   $      1.00  $      1.00     $      1.00  $     1.00  $     1.00  $     1.00
                          ===========  ===========     ===========  ==========  ==========  ==========
Total Return                     6.28%        5.42%/2/        5.06%       5.63%       5.53%       5.55%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)             15,872,970   13,884,164      12,045,566   9,686,491   8,060,501   5,715,004
Ratio of Expenses to
 Average Daily Net
 Assets/1/                       0.18%        0.18%/2/        0.18%       0.18%       0.18%       0.18%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                      6.12%        5.31%/2/        4.96%       5.50%       5.39%       5.41%
                       --------------------------------------------------------------------------------

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .20% for the year ended October 31, 2000, .20% (annualized) for the one month ended October 31, 1999 and .22%, .23%, .24% and .26% for the years ended September 30, 1999, 1998, 1997 and 1996, respectively, for TempFund Institutional Shares. /2/Annualized.

TempCash

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank and commercial obliga-tions and repurchase agreements relating to such obligations. Under normal mar-ket conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry and repurchase agree-ments relating to such obligations.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

Because of its concentration in the financial services industry, the Fund will be exposed to the risks associated with that industry, such as government regu-lation, the availability and cost of capital funds, and general economic condi-tions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income and stability of principal.
10

Performance Information
The Bar Chart below indicates the risks of investing in the Institutional Shares of the Fund by showing how the performance of the Institutional Shares of the Fund has varied from year to year; and the average annual return for Institutional Shares of the Fund. The Table shows how the Institutional Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvest-ment of dividends and distributions. The Fund's past performance does not nec-essarily indicate how it will perform in the future.


                                    [GRAPH]

                                   TempCash
                             Institutional Shares

                                 Net Annualized Returns
                        1991             6.27%
                        1992             3.80%
                        1993             3.15%
                        1994             4.30%
                        1995             6.02%
                        1996             5.44%
                        1997             5.62%
                        1998             5.55%
                        1999             5.13%
                        2000             6.50%
                            January, 1991 - December, 2000

During the ten-year period shown in the bar chart, the highest quarterly return was 7.19% (for the quarter ended March 31, 1991) and the lowest quarterly return was 3.07% (for the quarter ended March 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                        1 Year 5 Years 10 Years
  TempCash Institutional Shares                         6.50%   5.64%   5.17%
  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions -- Only Money Fund Average*  6.15%   5.41%   4.99%

                                                              7-Day Yield
                                                        As of December 31, 2000
  TempCash Institutional Shares                                  6.58%
  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions -- Only Money Fund Average*           6.25%

* iMoneyNet, Inc.'s Money Fund Report: First Tier Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for the TempCash Institu-tional Shares as of January 2, 2001 was 6.57%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
12

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                 TempCash
                                           Institutional Shares
  Management Fees                                .15%
  Other Expenses                                 .16%
   Administration Fees                                      .15%
   Miscellaneous                                            .01%
  Total Annual Fund Operating Expenses/1/        .31%
                                           ==========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers but can terminate the waivers upon 120 days prior writ-ten notice to the Fund.

                                                             TempCash
                                                       Institutional Shares
  Management Fees (after current waivers)                    .08%
  Other Expenses                                             .10%
   Administration Fees (after current waivers)                          .08%
   Miscellaneous                                                        .02%
  Total Annual Fund Operating Expenses (after current
   waivers)                                                  .18%
                                                       ==========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     TempCash
               Institutional Shares

  One Year             $ 32

  Three Years          $100

  Five Years           $174

  Ten Years            $393

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements relating to such obligations. At least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements relating to such obligations, unless the Fund is in a temporary defensive position.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchases of any one issuer's securities (other than U.S. Gov-ernment obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be First Tier Eligible Securities. First Tier Eligible Securities are:

 .securities that have ratings at the time of purchase (or which are guaran-teed or in some cases otherwise supported by credit supports with such rat-
  ings) in the highest rating category by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

 .securities that are issued or guaranteed by a person with such ratings;

 .securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

 .securities issued or guaranteed as to principal or interest by the U.S. Gov-ernment or any of its agencies or instrumentalities; or

 .securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.
14

Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations and certificates of depos-it, bankers' acceptances, bank notes and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may invest substantially in obligations of for-eign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risks. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its assets.

Commercial Paper. The Fund may invest in commercial paper and short-term notes and corporate bonds that meet the Fund's quality and maturity restrictions. Commercial paper purchased by the Fund may include instruments issued by for-eign issuers, such as Canadian commercial paper, which is U.S. dollar-denomi-nated commercial paper issued by a Canadian corporation or a Canadian counter-part of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by pri-vate companies. Purchasable mortgage-related securities also include adjust-able rate securities. The Fund currently intends to hold CMOs only as collat-eral for repurchase agreements.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Guaranteed Investment Contracts. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (col-lectively "GICs"), issued by highly rated U.S. insurance companies. GIC investments that do not provide for payment within seven days after notice are subject to the Fund's policy regarding investments in illiquid securities.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the col-lateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securi-ties for speculative purposes but only in furtherance of its investment objec-tive. The Fund receives no income from when-issued or delayed settlement secu-rities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities present-ing somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.
16

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Lever-age risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

Concentration. The Fund intends to concentrate more than 25% of its total assets in the obligations of issuers in the financial services industry and repurchase agreements relating to such obligations. Because the Fund concen-trates its assets in the financial services industry it will be exposed to the risks associated with that industry, such as government regulation, the avail-ability and cost of capital funds, and general economic conditions.

Foreign Exposure. Securities issued by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the for-eign country involved could affect the payment of principal and interest.

Financial Highlights
The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years, including the one year ended Octo-ber 31, 2000, the one month ended October 31, 1999 and each year ended Septem-ber 30 in the 4 year period ended September 30, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distribu-tions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by refer-ence into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempCash Institutional Shares
The table below sets forth selected financial data for a TempCash Institutional Share outstanding throughout each year presented.

                        -------------------------------------------------------

                                        One Month
                          Year Ended      Ended
                          October 31,  October 31,              Year Ended September 30,
                             2000         1999            1999        1998        1997        1996
Net Asset Value,
 Beginning of Period      $     1.00   $     1.00      $     1.00  $     1.00  $     1.00  $     1.00
                          ----------   ----------      ----------  ----------  ----------  ----------
Income From Investment
 Operations:
 Net Investment Income        0.0613       0.0044          0.0496      0.0552      0.0541      0.0542
                          ----------   ----------      ----------  ----------  ----------  ----------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income           (0.0613)     (0.0044)        (0.0496)    (0.0552)    (0.0541)    (0.0542)
                          ----------   ----------      ----------  ----------  ----------  ----------
Net Asset Value, End of
 Period                   $     1.00   $     1.00      $     1.00  $     1.00  $     1.00  $     1.00
                          ==========   ==========      ==========  ==========  ==========  ==========
Total Return                    6.30%        5.31%/2/        5.07%       5.66%       5.55%       5.56%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)             3,785,528    1,951,436       1,968,626   2,499,114   1,991,037   1,835,326
Ratio of Expenses to
 Average Daily Net
 Assets/1/                      0.18%        0.18%/2/        0.18%       0.18%       0.18%       0.18%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                     6.18%        5.19%/2/        4.95%       5.52%       5.41%       5.42%
                        ------------------------------------------------------------------------------

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .31% for the year ended October 31, 2000, .34% (annualized) for the one month ended October 31, 1999 and .30%, .32%, .30% and .33% for the years ended September 30, 1999, 1998, 1997 and 1996, respectively, for TempCash Institutional Shares. /2/Annualized.
18

FedFund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in a portfolio consisting of U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal.

Performance Information
The Bar Chart below indicates the risks of investing in the Institutional Shares of the Fund by showing how the performance of the Institutional Shares of the Fund has varied from year to year; and the average annual return for Institutional Shares of the Fund. The Table shows how the Institutional Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvest-ment of dividends and distributions. The Fund's past performance does not nec-essarily indicate how it will perform in the future.


                                    [GRAPH]

                                    FedFund
                             Institutional Shares

                                 Net Annualized Returns
                        1991             6.13%
                        1992             3.82%
                        1993             3.11%
                        1994             4.22%
                        1995             5.92%
                        1996             5.34%
                        1997             5.47%
                        1998             5.38%
                        1999             5.01%
                        2000             6.30%
                            January, 1991 - December, 2000

During the ten-year period shown in the bar chart, the highest quarterly return was 6.75% (for the quarter ended March 31, 1991) and the lowest quarterly return was 3.07% (for the quarter ended June 30, 1993).
20

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                      1 Year 5 Years 10 Years


  FedFund Institutional Shares                        6.30%   5.50%   5.07%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions--Only Money Fund Average*  5.91%   5.20%   4.80%

                                                      7-Day Yield As of
                                                      December 31, 2000


  FedFund Institutional Shares                              6.30%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions--Only Money Fund Average*        5.90%

* iMoneyNet, Inc.'s Money Fund Report: Government Institutions--Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for FedFund Insti-tutional Shares as of January 2, 2001 was 6.30%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                  FedFund
                                           Institutional Shares
  Management Fees                                .12%
  Other Expenses                                 .17%
   Administration Fees                                      .12%
   Miscellaneous                                            .05%
  Total Annual Fund Operating Expenses/1/        .29%
                                           ==========

/1/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fis-cal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                              FedFund
                                                       Institutional Shares
  Management Fees (after current waivers)                    .08%
  Other Expenses                                             .12%
   Administration Fees (after current waivers)                          .08%
   Miscellaneous                                                        .04%
  Total Annual Fund Operating Expenses (after current
   waivers)                                                  .20%
                                                       ==========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     FedFund
               Institutional Shares


  One Year             $ 30

  Three Years          $ 93


  Five Years           $163

  Ten Years            $368

22

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (in addition to direct Treasury obligations) and repurchase agreements relating to such obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less fre-quently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securi-ties.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to main-tain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies and instru-mentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumen-tality issuing the obligation.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.
24

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects finan-cial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This informa-tion has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the State-ment of Additional Information and included in the Annual Report, each of which is available upon request.

FedFund Institutional Shares

The table below sets forth selected financial data for a FedFund Institutional Share outstanding throughout each year presented.

                          ---------------------------------------------------------
                                         Year Ended October 31,
                             2000       1999       1998        1997        1996
Net Asset Value,
 Beginning of Period      $     1.00  $   1.00  $     1.00  $     1.00  $     1.00
                          ----------  --------  ----------  ----------  ----------
Income From Investment
 Operations:
 Net Investment Income        0.0594    0.0483      0.0535      0.0530      0.0529
                          ----------  --------  ----------  ----------  ----------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income           (0.0594)  (0.0483)    (0.0535)    (0.0530)    (0.0529)
                          ----------  --------  ----------  ----------  ----------
Net Asset Value, End of
 Period                   $     1.00  $   1.00  $     1.00  $     1.00  $     1.00
                          ==========  ========  ==========  ==========  ==========
Total Return                    6.10%     4.94%       5.48%       5.43%       5.41%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)             1,400,232   742,744   1,116,979   1,220,857   1,407,529
Ratio of Expenses to
 Average Daily Net
 Assets/1/                      0.20%     0.20%       0.20%       0.20%       0.19%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                     6.01%     4.81%       5.35%       5.30%       5.29%
                          ---------------------------------------------------------

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .29%, .28%, .28%, .29% and
 .30% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respec-tively, for FedFund Institutional Shares.

T-Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in U.S. Treasury bills, notes, trust receipts and direct obli-gations of the U.S. Treasury and repurchase agreements relating to direct Trea-sury obligations.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal.
26

Performance Information
The Bar Chart below indicates the risks of investing in the Institutional Shares of the Fund (without the waivers) by showing how the performance of the Institutional Shares of the Fund has varied from year to year; and the average annual return for Institutional Shares of the Fund. The Table shows how the Institutional Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                [GRAPH]

                                T-Fund
                         Institutional Shares

                        Net Annualized Returns

                        1991             6.21%
                        1992             3.83%
                        1993             3.07%
                        1994             3.91%
                        1995             5.86%
                        1996             5.33%
                        1997             5.44%
                        1998             5.34%
                        1999             4.89%
                        2000             6.16%
                    January, 1991 - December, 2000

During the ten-year period shown in the bar chart, the highest quarterly return was 7.10% (for the quarter ended March 31, 1991) and the lowest quarterly return was 3.04% (for the quarter ended December 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                       1 Year 5 Years 10 Years


  T-Fund Institutional Shares                          6.16%   5.43%   5.00%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions--Only Money Fund Average *  5.91%   5.20%   4.99%

                                                           7-Day Yield
                                                      As of December 31, 2000


  T-Fund Institutional Shares                                 6.20%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions--Only Money Fund Average           5.90%

* iMoneyNet, Inc.'s Money Fund Report: Government Institutions--Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for T-Fund Institutional Shares as of January 2, 2001 was 6.18%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
28

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                  T-Fund
                                           Institutional Shares

  Management Fees                                .12%

  Other Expenses                                 .15%
   Administration Fees                                      .12%
   Miscellaneous                                            .03%

  Total Annual Fund Operating Expenses/1/        .27%
                                           ==========

/1/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fis-cal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                              T-Fund
                                                       Institutional Shares

  Management Fees (after current waivers)                    .09%

  Other Expenses                                             .10%
   Administration Fees (after current waivers)                          .09%
   Miscellaneous                                                        .01%

  Total Annual Fund Operating Expenses (after current
   waivers)                                                  .19%
                                                       ==========

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      T-Fund
               Institutional Shares
  One Year             $ 28

  Three Years          $ 87
  Five Years           $152

  Ten Years            $343

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes, trust receipts and repurchase agree-ments relating to direct Treasury obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less fre-quently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

INVESTMENTS. The Fund's investments may include the following:

U.S. Treasury Obligations. The Fund may purchase direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of
30
its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Treasury securities are considered to be the safest type of investment in terms of credit risk.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risks.

Financial Highlights
The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects finan-cial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This informa-tion has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the State-ment of Additional Information and included in the Annual Report, each of which is available upon request.

T-Fund Institutional Shares
The table below sets forth selected financial data for a T-Fund Institutional Share outstanding throughout each year presented.

                                  ---------------------------------------------

                                          Year Ended October 31,
                             2000        1999        1998        1997        1996
Net Asset Value,
 Beginning of Period      $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                          ----------  ----------  ----------  ----------  ----------
Income From Investment
 Operations:
 Net Investment Income        0.0579      0.0473      0.0532      0.0528      0.0528
                          ----------  ----------  ----------  ----------  ----------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income           (0.0579)    (0.0473)    (0.0532)    (0.0528)    (0.0528)
                          ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of
 Period                   $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                          ==========  ==========  ==========  ==========  ==========
Total Return                    5.95%       4.83%       5.46%       5.41%       5.40%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)             2,209,396   2,397,386   2,544,001   1,765,332   1,507,603
Ratio of Expenses to
 Average Daily Net
 Assets/1/                      0.19%       0.20%       0.20%       0.20%       0.19%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                     5.77%       4.72%       5.31%       5.28%       5.26%
                                  ---------------------------------------------------

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .27%, .26%, .27%, 29% and 30% for the years ended October 31, 2000, 1999, 1998, 1997, and 1996, respec-tively, for T-Fund Institutional Shares.
32

Federal Trust Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and relative stability of princi-pal.

Investment Policies:
The Fund invests in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities thereof the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the mar-ket value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in pre-vailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund may from time to time engage in portfolio trading for liquidity pur-poses, in order to enhance its yield or if otherwise deemed advisable. In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire any given security, depending upon whether interest rates have decreased or increased since its acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any, when distributed will be subject to the state's income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal.

Performance Information
The Bar Chart below indicates the risks of investing in the Institutional Shares of the Fund by showing how the performance of the Institutional Shares of the Fund has varied from year to year; and the average annual return for Institutional Shares of the Fund. The Table shows how the Institutional Shares of the Fund's average annual return for one and five years and since inception compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                    [GRAPH]

                              Federal Trust Fund
                             Institutional Shares

                                 Net Annualized Returns
                        1991             6.08%
                        1992             3.80%
                        1993             3.06%
                        1994             4.24%
                        1995             5.83%
                        1996             5.26%
                        1997             5.38%
                        1998             5.32%
                        1999             4.98%
                        2000             6.28%

                        January, 1991 - December, 2000


During the nine-year period shown in the bar chart, the highest quarterly return was 6.91% (for the quarter ended March 31, 1991) and the lowest quar-terly return was 3.04% (for the quarter ended June 30, 1993).
34

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                               Since
                                                             Inception
                                                            (December 3,
                                             1 Year 5 Years    1990)


  Federal Trust Fund Institutional Shares    6.28%   5.45%     5.03%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions--Only Money Fund
    Average*                                 5.91%   5.20%     4.80%

                                                            7-Day Yield
                                                      As of December 31, 2000


  Federal Trust Fund Institutional Shares                      6.28%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions--Only Money Fund Average*           5.90%

* iMoneyNet, Inc.'s Money Fund Report: Government Institutions--Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for Federal Trust Fund Institutional Shares as of January 2, 2001 was 6.27%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                            Federal Trust Fund
                                           Institutional Shares


  Management Fees                                .12%

  Other Expenses                                 .22%
   Administration Fees                                      .12%
   Miscellaneous                                            .10%


  Total Annual Fund Operating Expenses/1/        .34%
                                           ==========

/1/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waiv-ers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                        Federal Trust Fund
                                                       Institutional Shares


  Management Fees (after current waivers)                    .05%

  Other Expenses                                             .15%
   Administration Fees (after current waivers)                          .05%
   Miscellaneous                                                        .10%


  Total Annual Fund Operating Expenses (after current
   waivers)                                                  .20%
                                                       ==========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                Federal Trust Fund
               Institutional Shares


  One Year             $ 35

  Three Years          $109


  Five Years           $191

  Ten Years            $431

36

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests in obligations issued or guaranteed as to principal and interest by the U.S. Government or by agencies or instrumentali-ties thereof the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less fre-quently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government, including securities issued by the U.S. Trea-sury and by certain agencies or instrumentalities such as the Federal Home Loan Bank, Farm Credit System and the Student Loan Marketing Association, and related custodial receipts.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securi-ties for speculative purposes but only in furtherance of its investment objec-tive. The Fund receives no income from when-issued or delayed settlement secu-rities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies and instrumen-talities of the U.S. Government are backed by the full faith and credit of the United States; others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. When-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.
38

Financial Highlights
The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects finan-cial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This informa-tion has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the State-ment of Additional Information and included in the Annual Report, each of which is available upon request.

Federal Trust Fund Institutional Shares
The table below sets forth selected financial data for a Federal Trust Fund Institutional Share outstanding throughout each year presented.

                              -------------------------------------------------
                                         Year Ended October 31,
                                2000      1999      1998      1997      1996
Net Asset Value, Beginning
 of Period                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              --------  --------  --------  --------  --------
Income From Investment
 Operations:
 Net Investment Income          0.0593    0.0478    0.0529    0.0521    0.0523
                              --------  --------  --------  --------  --------
Less Distributions:
Dividends to Shareholders
 From Net Investment Income    (0.0593)  (0.0478)  (0.0529)  (0.0521)  (0.0523)
                              --------  --------  --------  --------  --------
Net Asset Value, End of
 Period                       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              ========  ========  ========  ========  ========
Total Return                      6.10%     4.88%     5.42%     5.33%     5.35%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)                        138,396   219,344   280,580   229,292   273,752
Ratio of Expenses to Average
 Daily Net Assets/1/              0.20%     0.20%     0.20%     0.20%     0.19%
Ratio of Net Investment
 Income to Average Daily Net
 Assets                           5.84%     4.76%     5.29%     5.21%     5.22%
                              -------------------------------------------------

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .34%, .32%, .29%, .31% and
 .31% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respec-tively, for Federal Trust Fund Institutional Shares.

Treasury Trust Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund may from time to time engage in portfolio trading for liquidity pur-poses, in order to enhance its yield or if otherwise deemed advisable. In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire any given security, depending upon whether interest rates have decreased or increased since its acquisition. In addition, shareholders in a particular state that imposes income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any, when distributed will be subject to the state's income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal. The Fund's investment policies are intended to qualify Fund shares for the investment of funds of federally regu-lated thrifts. The Fund intends to qualify its shares as "short-term liquid assets" as established in the published rulings, interpretations, and regula-tions of the Office of Thrift Supervision. However, investing institutions are advised to consult their primary regulator for concurrence that Fund shares qualify under applicable regulations and policies.
40

Performance Information
The Bar Chart below indicates the risks of investing in the Institutional Shares of the Fund by showing how the performance of the Institutional Shares of the Fund has varied from year to year; and the average annual return for Institutional Shares of the Fund. The Table shows how the Institutional Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvest-ment of dividends and distributions. The Fund's past performance does not nec-essarily indicate how it will perform in the future.


                                    [GRAPH]

                              Treasury Trust Fund
                             Institutional Shares

                                 Net Annualized Returns
                        1991             5.87%
                        1992             3.54%
                        1993             2.96%
                        1994             3.98%
                        1995             5.66%
                        1996             5.12%
                        1997             5.19%
                        1998             4.99%
                        1999             4.61%
                        2000             5.87%

                         January, 1991- December, 2000



During the ten-year period shown in the bar chart, the highest quarterly return was 7.39% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.84% (for the quarter ended June 30, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                      1 Year 5 Years 10 Years


  Treasury Trust Fund Institutional Shares            5.87%   5.16%   4.78%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions--Only Money Fund Average*  5.91%   5.20%   4.80%

                                                            7-Day Yield
                                                      As of December 31, 2000

  Treasury Trust Fund Institutional Shares                     5.86%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions--Only Money Fund Average*           5.90%

* iMoneyNet, Inc.'s Money Fund Report Government Institutions--Only Fund Aver-age is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for Treasury Trust Fund Institutional Shares as of January 2, 2001 was 5.89%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.brpif.com.
42

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                           Treasury Trust Fund
                                              Institutional
                                                 Shares


  Management Fees                               .12%

  Other Expenses                                .17%
   Administration Fees                                    .12%
   Miscellaneous                                          .05%


  Total Annual Fund Operating Expenses/1/       .29%
                                           =========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior writ-ten notice to the Fund.

                                                       Treasury Trust Fund
                                                          Institutional
                                                             Shares



  Management Fees (after current waivers)                   .08%

  Other Expenses                                            .12%
   Administration Fees (after current waivers)                        .08%
   Miscellaneous                                                      .04%


  Total Annual Fund Operating Expenses (after current
   waivers)                                                 .20%
                                                       =========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               Treasury Trust Fund
                  Institutional
                     Shares

  One Year            $ 30

  Three Years         $ 93


  Five Years          $163

  Ten Years           $368

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts.

The Fund invests in securities maturing within one year or less, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversi-fication, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

INVESTMENTS. The Fund's investments may include the following:

U.S. Treasury Obligations. To the extent consistent with its investment objec-tives, the Fund may invest in direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the STRIPS program.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securi-ties for speculative purposes but only in furtherance of its investment objec-tive. The Fund receives no income from when-issued or delayed settlement secu-rities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
44

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. When-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

Financial Highlights
The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects finan-cial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This informa-tion has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the State-ment of Additional Information and included in the Annual Report, each of which is available upon request.

Treasury Trust Fund Institutional Shares
The table below sets forth selected financial data for a Treasury Trust Fund Institutional Share outstanding throughout each year presented.


                            ---------------------------------------------------
                                        Year Ended October 31,
                              2000      1999       1998       1997      1996
Net Asset Value, Beginning
 of Period                  $   1.00  $   1.00  $     1.00  $   1.00  $   1.00
                            --------  --------  ----------  --------  --------
Income From Investment
 Operations:
 Net Investment Income        0.0552    0.0442      0.0502    0.0504    0.0508
                            --------  --------  ----------  --------  --------
Less Distributions:
Dividends to Shareholders
 From Net Investment
 Income                      (0.0552)  (0.0442)    (0.0502)  (0.0504)  (0.0508)
                            --------  --------  ----------  --------  --------
Net Asset Value, End of
 Period                     $   1.00  $   1.00  $     1.00  $   1.00  $   1.00
                            ========  ========  ==========  ========  ========
Total Return                    5.66%     4.51%       5.14%     5.16%     5.20%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)                      846,651   826,167   1,091,366   786,556   897,659
Ratio of Expenses to
 Average Daily Net
 Assets/1/                      0.20%     0.20%       0.20%     0.20%     0.19%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                     5.49%     4.41%       5.02%     5.04%     5.08%
                            ---------------------------------------------------

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .29%, .28%, .28%, .30% and
 .30% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respec-tively, for Treasury Trust Fund Institutional Shares.
46

MuniFund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:
The Fund invests in a broad range of short-term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instru-mentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal Obligations").

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in The Fund:
The Fund is designed for institutional investors seeking as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Performance Information
The Bar Chart below indicates the risks of investing in Institutional Shares of the Fund by showing how the performance of the Institutional Shares of the Fund has varied from year to year; and the average annual return for Institutional Shares of the Fund. The Table shows how the Institutional Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of divi-dends and distributions. The Fund's past performance does not necessarily indi-cate how it will perform in the future.


                                    [GRAPH]

                                   MuniFund
                             Institutional Shares

                                 Net Annualized Returns
                        1991              3.78%
                        1992              2.48%
                        1993              2.21%
                        1994              2.61%
                        1995              3.68%
                        1996              3.27%
                        1997              3.45%
                        1998              3.28%
                        1999              3.10%
                        2000              3.96%

                        January, 1991 - December, 2000


During the ten-year period shown in the bar chart, the highest quarterly return was 4.35% (for the quarter ended June 30, 1991) and the lowest quarterly return was 2.09% (for the quarter ended December 31, 1993).
48

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                    1 Year 5 Years 10 Years

  MuniFund Institutional Shares                     3.96%   3.41%   3.18%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions--Only Money Fund Average*  3.71%   3.25%   3.17%

                                                          7-Day Yield
                                                    As of December 31, 2000


  MuniFund Institutional Shares                              4.38%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions--Only Money Fund Average*           4.15%

* iMoneyNet, Inc.'s Money Fund Report: Tax Free Institutions-Only Money Fund Average is comprised of institutional money market funds investing in obli-gations of tax-exempt entities, including state and municipal authorities. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for MuniFund Institutional Shares as of January 2, 2001 was 4.34%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                 MuniFund
                                           Institutional Shares

  Management Fees                                .18%

  Other Expenses                                 .22%
   Administration Fees                                      .18%
   Miscellaneous                                            .04%


  Total Annual Fund Operating Expenses/1/        .40%
                                           ==========

/1/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fis-cal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                             MuniFund
                                                       Institutional Shares


  Management Fees (after current waivers)                    .07%

  Other Expenses                                             .13%
   Administration Fees (after current waivers)                          .07%
   Miscellaneous                                                        .06%


  Total Annual Fund Operating Expenses (after current
   waivers)                                                  .20%
                                                       ==========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     MuniFund
               Institutional Shares


  One Year             $ 41

  Three Years          $128


  Five Years           $224

  Ten Years            $505

50

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approv-al. The Fund invests substantially all its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

Except during periods of unusual market conditions or during temporary defen-sive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government secu-rities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand pay-
ment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be First Tier Eligible Securities. Applicable First Tier Eligible Securities are:

 .securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffili-ated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .securities that are issued or guaranteed by a person with such ratings;

 .securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; and

 .securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Reve-nue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usu-ally directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" bonds.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase Munici-pal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securi-ties will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settle-ment securities for speculative purposes but only in furtherance of its invest-ment objective. The Fund receives no income from when-issued or delayed settle-ment securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
52

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government secu-rities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Munic-ipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incor-rect, the Fund and its shareholders could be subject to substantial tax liabil-ities.

Financial Highlights
The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years, including the one year ended Octo-ber 31, 2000, the 11 months ended October 31,1999 and each year ended November 30 in the 4 year period ended November 30, 1998. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distribu-tions). The information for the one year ended October 31, 2000 and the eleven months ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial high-lights for each year ended November 30 in the 4 year period ended November 30, 1998 were audited by KPMG LLP whose report expressed an unqualified opinion on those statements.

MuniFund Institutional Shares
The table below sets forth selected financial data for a MuniFund Institu-tional Share outstanding throughout each year presented.

                          -----------------------------------------------------

                                      Eleven Months
                          Year Ended      Ended
                          October 31,  October 31,          Year Ended November 30,
                             2000         1999          1998      1997      1996      1995
Net Asset Value,
 Beginning of Period       $   1.00     $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           --------     --------      --------  --------  --------  --------
Income From Investment
 Operations:
 Net Investment Income       0.0379       0.0273        0.0327    0.0338    0.0326    0.0360
                           --------     --------      --------  --------  --------  --------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0379)     (0.0273)      (0.0327)  (0.0338)  (0.0326)  (0.0360)
                           --------     --------      --------  --------  --------  --------
Net Asset Value, End of
 Period                    $   1.00     $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           ========     ========      ========  ========  ========  ========
Total Return                   3.86%        3.02%/2/      3.32%     3.43%     3.31%     3.66%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)              605,741      483,033       467,760   536,794   530,204   720,318
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.19%        0.20%/2/      0.25%     0.27%     0.27%     0.27%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    3.79%        2.96%/2/      3.26%     3.38%     3.26%     3.59%
                          -------------------------------------------------------------------

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .40% for the year ended October 31, 2000, .41% (annualized) for the eleven months ended October 31, 1999 and .41%, .41%, .42%, and .41% for the years ended November 30, 1998,
1997, 1996 and 1995, respectively, for MuniFund Institutional Shares. /2/Annualized.
54

MuniCash

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:
The Fund invests in a broad range of short-term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instru-mentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal Obligations").

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Performance Information
The Bar Chart below indicates the risks of investing in the Institutional Share of the Fund by showing how the performance of the Institutional Share of the Fund has varied from year to year; and the average annual return for Institu-tional Shares of the Fund. The Table shows how the Institutional Share of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of divi-dends and distributions. The Fund's past performance does not necessarily indi-cate how it will perform in the future.


                                    [GRAPH]

                                   MuniCash
                             Institutional Shares

                                 Net Annualized Returns
                        1991             4.46%
                        1992             2.91%
                        1993             2.34%
                        1994             2.83%
                        1995             3.91%
                        1996             3.51%
                        1997             3.65%
                        1998             3.47%
                        1999             3.18%
                        2000             4.10%

                        January, 1991 - December, 2000


During the ten-year period shown in the bar chart, the highest quarterly return was 4.79% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.25% (for the quarter ended March 31, 1994).
56

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                   1 Year 5 Years 10 Years


  MuniCash Institutional Shares                    4.10%   3.58%   3.43%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions-Only Money Fund Average*  3.71%   3.25%   3.17%


                                                        7-Day Yield
                                                  As of December 31, 2000


  MuniCash Institutional Shares                            4.54%

  iMoneyNet, Inc.'s Money Fund Report:
  Tax-Free Institutions-Only Money Fund Average*           4.15%

* iMoneyNet, Inc.'s Money Fund Report: Tax-Free Institutions--Only Money Fund Average is comprised of institutional money market funds investing in obli-gations of tax-exempt entities, including state and municipal authorities. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for MuniCash Institutional Shares as of January 2, 2001 was 4.49%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                 MuniCash
                                           Institutional Shares


  Management Fees                                .18%

  Other Expenses                                 .22%
   Administration Fees                                      .18%
   Miscellaneous                                            .04%


  Total Annual Fund Operating Expenses/1/        .40%
                                           ==========

/1/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fis-cal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                             MuniCash
                                                       Institutional Shares


  Management Fees (after current waivers)                    .07%

  Other Expenses                                             .13%
   Administration Fees (after current waivers)                          .07%
   Miscellaneous                                                        .06%


  Total Annual Fund Operating Expenses (after current
   waivers)                                                  .20%
                                                       ==========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     MuniCash
               Institutional Shares


  One Year             $ 41

  Three Years          $128

  Five Years           $224

  Ten Years            $505

58

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests substantially all of its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

Except during periods of unusual market conditions or during temporary defen-sive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC. The Fund may hold uninvested cash reserves pending investment, during temporary defen-sive periods or if, in the opinion of the Adviser, suitable tax-exempt obliga-tions are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securi-ties, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing the right to demand pay-
ment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund generally may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be Eligible Securities. Applicable Eligible Securities are:

 . securities that have short-term debt ratings at the time of purchase or which are guaranteed or in some cases otherwise supported by credit support with such rating in the two highest rating categories by at least two unaf-filiated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 . securities that are issued or guaranteed by a person with such ratings;

 . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; or

 . shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities include private activity bonds which are not payable from the unre-stricted revenues of the issuer.

Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular fed-eral income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obliga-tion" bonds.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase Munici-pal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securi-ties will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settle-ment securities for speculative purposes but only in furtherance of its invest-ment objective. The Fund receives no income from when-issued or delayed settle-ment securities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
60

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government secu-rities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Munic-ipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incor-rect, the Fund and its shareholders could be subject to substantial tax liabil-ities.

Financial Highlights
The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years, including the one year ended Octo-ber 31, 2000, the 11 months ended October 31, 1999 and each year ended Novem-ber 30 in the 4 year period ended November 30, 1998. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain informa-tion reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distribu-tions). The information for the one year ended October 31, 2000 and the eleven months ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial high-lights for each year ended November 30 in the 4 year period ended November 30, 1998 were audited by KPMG LLP whose report expressed an unqualified opinion on those statements.

MuniCash Institutional Shares
The table below sets forth selected financial data for a MuniCash Institu-tional Share outstanding throughout each year presented.

                          -----------------------------------------------------

                          Year Ended  Eleven Months
                          October 31, Ended October         Year Ended November 30,
                             2000       31, 1999        1998      1997      1996      1995
Net Asset Value,
 Beginning of Period       $   1.00     $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           --------     --------      --------  --------  --------  --------
Income From Investment
 Operations:
 Net Investment Income       0.0392       0.0281        0.0346    0.0358    0.0350    0.0382
                           --------     --------      --------  --------  --------  --------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0392)     (0.0281)      (0.0346)  (0.0358)  (0.0350)  (0.0382)
                           --------     --------      --------  --------  --------  --------
Net Asset Value, End of
 Period                    $   1.00     $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           ========     ========      ========  ========  ========  ========
Total Return                   3.99%        3.11%/2/      3.51%     3.63%     3.56%     3.89%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)              298,832      308,212       500,254   397,681   281,544   321,642
Ratio of Expenses to
 Average Daily Net
 Assets(/1/)                   0.20%        0.20%/2/      0.18%     0.18%     0.18%     0.18%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    3.91%        3.05%/2/      3.47%     3.58%     3.50%     3.83%
                          -------------------------------------------------------------------

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .40% for the year ended October 31, 2000, .41% (annualized) for the eleven months ended October 31, 1999 and .40%, .41%, .42% and .41% for the years ended November 30, 1998, 1997, 1996 and 1995, respectively, for MuniCash Institutional Shares. /2/Annualized.
62

California Money Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preserva-tion of capital and relative stability of principal.

Investment Policies:
The Fund invests primarily in debt obligations issued by or on behalf of the State of California and other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt deriva-tive securities such as tender option bonds, participations, beneficial inter-ests in trusts and partnership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California ("California Municipal Obligations") are exempt from regular federal and Cali-fornia State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political sub-divisions, as well as certain other governmental issuers such as the Common-wealth of Puerto Rico.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund is non-diversified because it emphasizes its investments in Califor-nia Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be depen-dent upon a smaller category of securities than a diversified portfolio. Accordingly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations are exempt from federal income tax but may be subject to California State personal income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for California institutional investors and their customers seeking as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California personal income tax as is consistent with the preservation of capital and relative stability of prin-cipal.

Performance Information
The Bar Chart below indicates the risks of investing in the Institutional Shares of the Fund by showing how the performance of the Institutional Shares of the Fund has varied from year to year; and the average annual return for Institutional Shares of the Fund. The Table shows how the Institutional Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvest-ment of dividends and distributions. The Fund's past performance does not nec-essarily indicate how it will perform in the future.


                                    [GRAPH]

                             California Money Fund
                             Institutional Shares

                                 Net Annualized Returns
                        1991             3.94%
                        1992             2.61%
                        1993             2.26%
                        1994             2.73%
                        1995             3.64%
                        1996             3.21%
                        1997             3.39%
                        1998             3.13%
                        1999             2.82%
                        2000             3.38%

                        January, 1991 - December, 2000


During the ten-year period shown in the bar chart, the highest quarterly return was 4.02% (for the quarter ended September 30, 1991) and the lowest quarterly return was 2.13% (for the quarter ended March 31, 1993).
64

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                      1 Year 5 Years 10 Years


  California Money Fund Institutional Shares          3.38%   3.19%   3.11%

  iMoneyNet, Inc.'s Money Fund Report:
   California State Specific Tax-Free Institutions--
    Only Money Fund Average*                          3.25%   3.18%   3.08%

                                                            7-Day Yield
                                                      As of December 31, 2000


  California Money Fund Institutional Shares                   3.89%

  iMoneyNet, Inc.'s Money Fund Report:
   California State Specific Tax-Free Institutions--
    Only Money Fund Average*                                   3.59%

* iMoneyNet, Inc.'s Money Fund Report: California State Specific Tax-Free Institutions--Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of California State. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for California Money Fund Institutional Shares as of January 2, 2001 was 3.86%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                           California Money Fund
                                           Institutional Shares


  Management Fees                                .20%

  Other Expenses                                 .24%
   Administration Fees                                      .20%
   Miscellaneous                                            .04%


  Total Annual Fund Operating Expenses/1/        .44%
                                           ==========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers.

                                                                 California
                                                                 Money Fund
                                                                Institutional
                                                                   Shares


  Management Fees (after current waivers)                         .08%

  Other Expenses                                                  .12%
   Administration Fees (after current waivers)                           .08%
   Miscellaneous                                                         .04%


  Total Annual Fund Operating Expenses (after current waivers)    .20%
                                                                ======

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               California Money Fund
               Institutional Shares

  One Year             $ 45

  Three Years          $141

  Five Years           $246

  Ten Years            $555

66

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primar-ily in California Municipal Obligations.

Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 80% of its net assets in California Municipal Obligations. At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Gov-ernment obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local tax-es. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Trust's Board of Trustees pursuant to Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund is authorized to purchase securities that are determined to have minimum credit risk and are Eligible Securities. Applicable Eligible Securities are:

 . securities which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 . securities issued or guaranteed by persons with short-term debt having such ratings;

 . unrated securities determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such securities; and

 . shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. government or any agency or instrumentality.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of pri-vate activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alterna-tive minimum tax. The portfolio may also include "moral obligation" securities.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other gov-ernmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or con-tractual restrictions on resale or the absence of readily available market quo-tations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
68

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to main-tain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a NRSRO are widely accepted measures of credit risk. The lower a security is rated by a NRSRO the more credit risk it is con-sidered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

Special Considerations Affecting the Fund. The Fund is concentrated in securi-ties issued by the State of California or entities within the State of Cali-fornia and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of Califor-nia Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequent-ly, the net asset value of the Fund's portfolio.

General obligation bonds of the State of California are currently rated AA and AA2, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in cer-tain adverse consequences affecting California Municipal Obligations. Signifi-cant financial and other considerations relating to the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund's assets were not so invested.

The Fund may from time to time invest in electric revenue issues. The financial performance of certain of these utilities has been severely impacted as the industry moves toward deregulation and increased competition. California's electric utility restructuring plan permits direct competition to be phased in between 1998 and 2002. Municipal utilities, while not subject to the legisla-tion, are being faced with competitive market forces and must use the transi-tion period wisely to proactively prepare for deregulation. They are under pressure to reduce rates and cut costs in order to maintain their customer bases. In addition, some electric revenue issues have exposure to or partici-pate in nuclear power plants which could affect the issuer's financial perfor-mance. Risks include unexpected power outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance or inadequate rate relief. All of these factors could materially adversely affect electric utility issuers.
70

Financial Highlights
The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years, including the one year ended Octo-ber 31, 2000, the 9 months ended October 31, 1999 and each year ended January 31 in the 4 year period ended January 31, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distribu-tions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by refer-ence into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

California Money Fund Institutional Shares
The table below sets forth selected financial data for a California Money Fund Institutional Share outstanding throughout each year presented.

                            ---------------------------------------------------

                                      Nine Months
                          Year Ended     Ended
                          October 31, October 31,          Year Ended January 31,
                             2000        1999          1999      1998      1997      1996
Net Asset Value,
 Beginning of Period       $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           --------    --------      --------  --------  --------  --------
Income From Investment
 Operations:
 Net Investment Income       0.0326      0.0201        0.0305    0.0334    0.0316    0.0356
                           --------    --------      --------  --------  --------  --------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0326)    (0.0201)      (0.0305)  (0.0334)  (0.0316)  (0.0356)
                           --------    --------      --------  --------  --------  --------
Net Asset Value, End of
 Period                    $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           ========    ========      ========  ========  ========  ========
Total Return                   3.31%       2.73%/2/      3.09%     3.39%     3.21%     3.62%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)              575,735     543,476       549,170   460,339   326,521   389,883
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.20%       0.20%/2/      0.20%     0.20%     0.20%     0.20%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    3.25%       2.68%/2/      3.02%     3.34%     3.15%     3.55%
                            ----------------------------------------------------------------

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .44% for the year ended October 31, 2000, .45% (annualized) for the nine months ended October 31, 1999 and .45%, .46%, .48% and .48% for the years ended January 31, 1999, 1998, 1997 and 1996, respectively, for California Money Fund Institutional Shares. /2/Annualized.

New York Money Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal.

Investment Policies:
The Fund invests primarily in debt obligations issued by or on behalf of the State of New York. The Fund may also invest in debt obligations issued by or on behalf of other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumental-ities and political subdivisions, and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and part-nership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York ("New York Municipal Obligations") are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political sub-divisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund is non-diversified because it emphasizes its investments in New York Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. According-ly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than New York Municipal Obligations are exempt from federal income tax but may be subject to New York State and New York City personal income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other
72
government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors and their customers seeking as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal.

Performance Information
The Bar Chart below indicates the risks of investing in the Institutional Shares of the Fund by showing how the performance of the Institutional Shares of the Fund has varied from year to year; and the average annual return for Institutional Shares of the Fund. The Table shows how the Institutional Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvest-ment of dividends and distributions. The Fund's past performance does not nec-essarily indicate how it will perform in the future.


                                    [GRAPH]

                              New York Money Fund
                             Institutional Shares

                                 Net Annualized Returns
                        1991             3.89%
                        1992             2.66%
                        1993             2.22%
                        1994             2.63%
                        1995             3.69%
                        1996             3.30%
                        1997             3.48%
                        1998             3.22%
                        1999             2.99%
                        2000             3.80%
                               January, 1991 - December, 2000

During the ten-year period shown in the bar chart, the highest quarterly return was 4.12% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.09% (for the quarter ended March 31, 1994).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                        1 Year 5 Years 10 Years


  New York Money Fund Institutional Shares              3.80%   3.36%   3.19%

  iMoneyNet, Inc.'s Money Fund Report:
   New York State Specific Tax-Free Institutions--Only
    Money Fund Average*                                 3.57%   3.18%   3.08%

                                                              7-Day Yield
                                                        As of December 31, 2000


  New York Money Fund Institutional Shares                       4.32%

  iMoneyNet, Inc.'s Money Fund Report:
   New York State Specific Tax-Free Institutions--Only
    Money Fund Average*                                          4.04%

* iMoneyNet, Inc.'s Money Fund Report: New York State Specific Tax-Free Institutions--Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of New York State. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for New York Money Fund Institutional Shares as of January 2, 2001 was 4.28%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
74

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                           New York Money Fund
                                              Institutional
                                                 Shares


  Management Fees                               .20%

  Other Expenses                                .25%
   Administration Fees                                    .20%
   Miscellaneous                                          .05%


  Total Annual Fund Operating Expenses/1/       .45%
                                           =========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers.

                                                       New York Money Fund
                                                          Institutional
                                                             Shares


  Management Fees (after current waivers)                   .07%

  Other Expenses                                            .12%
   Administration Fees (after current waivers)                        .07%
   Miscellaneous                                                      .05%


  Total Annual Fund Operating Expenses (after current
   waivers)                                                 .19%
                                                       =========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               New York Money Fund
               Institutional Shares


  One Year             $ 46

  Three Years          $144


  Five Years           $252

  Ten Years            $567

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primarily in New York Municipal Obligations.

Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 80% of its net assets in New York Municipal Obligations, although the amount of the Fund's assets invested in such securities will vary from time to time. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

The securities purchased by the Fund are subject to the quality, diversifica-tion, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

 . securities which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 . securities issued or guaranteed by persons with short-term debt having such ratings;

 . unrated securities determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such securities; and

 . shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of pri-vate activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activ-ity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" securities.
76

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other gov-ernmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or con-tractual restrictions on resale or the absence of readily available market quo-tations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government secu-rities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Special Considerations Affecting the Fund. The Fund is concentrated in securi-ties issued by the State of New York or entities within the State of New York and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically expe-rienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Fund's portfolio.

General obligation bonds of the State of New York are currently rated AA and A2, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary
78
or appropriate by the Fund's Adviser. To the extent that the Fund's assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund's assets were not so invested.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Munic-ipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incor-rect, the Fund and its shareholders could be subject to substantial tax liabil-ities.

Financial Highlights
The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years, including the one year ended Octo-ber 31, 2000, the 3 months ended October 31,1999 and each year ended July 31 in the 4 year period ended July 31, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table rep-resent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

New York Money Fund Institutional Shares
The table below sets forth selected financial data for a New York Money Fund Institutional Share outstanding throughout each year presented.

                           ----------------------------------------------------

                                      Three Months
                          Year Ended     Ended
                          October 31, October 31,            Year Ended July 31,
                             2000         1999         1999      1998      1997      1996
Net Asset Value,
 Beginning of Period       $   1.00     $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
                           --------     --------     --------  --------  --------  --------
Income From Investment
 Operations:
 Net Investment Income       0.0364       0.0076       0.0289    0.0336    0.0334    0.0339
                           --------     --------     --------  --------  --------  --------
Less Distributions:
Dividends to
 Shareholders from Net
 Investment Income          (0.0364)     (0.0076)     (0.0289)  (0.0336)  (0.0334)  (0.0339)
                           --------     --------     --------  --------  --------  --------
Net Asset Value, End of
 Period                    $   1.00     $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
                           ========     ========     ========  ========  ========  ========
Total Return                   3.71%        3.06%/2/     2.93%     3.41%     3.39%     3.44%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)              302,194      323,247      295,728   318,091   269,821   272,145
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.19%        0.20%/2/     0.20%     0.20%     0.20%     0.20%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    3.61%        3.02%/2/     2.87%     3.35%     3.34%     3.37%
                           -----------------------------------------------------------------

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .45% for the year ending October 31, 2000, .50% (annualized) for the three months ended October 31, 1999 and .48%, .48%, .49% and .50% for the years ended July 31, 1999, 1998, 1997 and
1996, respectively, for New York Money Fund Institutional Shares.
/2/Annualized.

Management of the Fund

Investment Adviser
The Adviser, a majority-owned indirect subsidiary of PNC Bank, serves as the Company's investment adviser. The Adviser and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under manage-ment in excess of $61 billion. BIMC (formerly known as PNC Institutional Man-agement Corporation) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

As investment adviser, BIMC manages each Fund and is responsible for all pur-chases and sales of the Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, com-puted daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC, the co-administrator, may from time to time reduce the investment advisory and administration fees otherwise payable to them or may reimburse a Fund for its operating expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2000, the Funds paid (net of waivers) of their average daily net assets as follows:

  Fund                   Administration Fees Investment Advisory Fees
  TempFund                      .08%                   .08%
  TempCash                      .08%                   .08%
  FedFund                       .08%                   .08%
  T-Fund                        .09%                   .09%
  Federal Trust Fund            .05%                   .05%
  Treasury Trust Fund           .08%                   .08%
  MuniFund                      .07%                   .07%
  MuniCash                      .07%                   .07%
  California Money Fund         .08%                   .08%
  New York Money Fund           .07%                   .07%

The services provided by BIMC and the fees payable by each Fund for these serv-ices are described further in the Statement of Additional Information under "Management of the Funds."
80

Shareholder Information

Price of Fund Shares
A Fund's net asset value per share for purposes of pricing purchase and redemp-tion orders is determined by PFPC Inc. ("PFPC"), the Trust's co-administrator, twice each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). The net asset value of each Fund, except for TempFund, FedFund and T-Fund, is deter-mined as of 12:00 Noon and 4:00 PM Eastern Time (9:00 AM and 1:00 PM Pacific
Time). The net asset value of TempFund and Fed Fund is determined as of 12:00 Noon and 6:00 PM Eastern Time (9:00 AM and 3:00 PM Pacific Time), and the net asset value of T-Fund is determined as of 12:00 Noon and 5:30 PM Eastern Time (9:00 AM and 2:30 PM Pacific Time). The net asset value of TempFund and T-Fund is determined as of 12:00 Noon and 5:30 PM Eastern Time. The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstanding shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemp-tion Information." Under the 1940 Act, a Fund may postpone the date of payment of any redeemable security for up to seven days.

On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same business day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next business day.

Purchase of Shares
Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' Office in Wilmington, Dela-ware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM Eastern Time through the Fund's internet-based order entry program, MA2000.

Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a "sweep," under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. Each investor desiring to use this privilege should consult its bank for details. In order to facilitate a sweep as of the end of each banking day, The PNC Financial Services Group, Inc. ("PNC"), the Adviser and the Trust have obtained exemptive relief from the SEC to permit any of the Trust's taxable Funds to enter into overnight repurchase agreements with PNC and certain of its affiliates to accommodate a sweep program for shareholders that are customers of PNC or its affiliates. The exemptive order contains a number of collateralization, pricing and monitoring requirements designed to protect the Funds' interests and is described in greater detail in the Trust's Statement of Additional Information.

The chart below outlines the deadlines for execution of purchase orders. Pur-chase orders accepted by PFPC by the deadlines and for which payment has been received by PNC Bank, N.A. ("PNC Bank") an agent of the Trust's custodian, PFPC Trust Company, by 4:00 PM Eastern Time (5:30 PM Eastern Time for TempFund and T-Fund), will be executed that day. Purchase orders received after the dead-lines, and orders for which payment has not been received by 4:00 PM Eastern Time (5:30 PM Eastern Time for TempFund and T-Fund) will not be accepted, and notice thereof will be given to the institution placing the order.+ Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending institution. Each of the Funds may at its discre-tion reject any purchase order for Institutional Shares.

  Portfolio                         Time


  TempFund*+                5:30 PM Eastern Time

  TempCash                  3:00 PM Eastern Time

  FedFund+                  3:00 PM Eastern Time

  T-Fund*                   5:30 PM Eastern Time


  Federal Trust Fund        2:30 PM Eastern Time

  Treasury Trust Fund       2:30 PM Eastern Time


  MuniFund                  2:30 PM Eastern Time

  MuniCash                  2:30 PM Eastern Time


  California Money Fund**  12:00 Noon Eastern Time
  New York Money Fund      12:00 Noon Eastern Time

+ The deadline for purchase orders for Institutional Shares and Dollar Shares of TempFund and FedFund placed pursuant to the sweep program for sharehold-ers that are customers of PNC or its affiliates is 6:00 PM Eastern Time. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.
* Purchase orders placed between 3:00 PM and 5:30 PM Eastern Time may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders or to reject an order for any reason.
** Purchase orders for Institutional Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum of $1 million per account. The Fund reserves the right to limit the amount of such orders or to reject an order for any reason.

Payment for Institutional Shares of a Fund may be made only in federal funds or other funds immediately available to PNC Bank. The minimum initial investment by an institution for Institutional Shares is $3 million. There is no minimum subsequent investment. A Fund, at its discretion, may reduce the minimum ini-tial investment for Institutional Shares for specific institutions whose aggre-gate relationship with the Trust is substantially equivalent to this $3 million minimum and warrants this reduction.

Institutional Shares of the Funds are sold without charge by a Fund. Institu-tional investors purchasing or holding Institutional Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with
82
their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Institutional Shares of the Funds. An institution purchasing Institutional Shares of the Fund on behalf of its cus-tomers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares
Redemption orders must be transmitted to the Funds' office in Wilmington, Dela-ware in the manner described under "Purchase of Shares." Institutional Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC's receipt of the redemption request.

The chart below outlines the deadlines for the redemption of Institutional Shares of the Funds. Payment for redeemed Institutional Shares of the Funds for which redemption requests are received by PFPC by the established deadlines on a Business Day is normally made in federal funds wired to the redeeming share-holder on the same day. Payment of redemption requests which are received after the established deadlines, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.

  Portfolio                         Time


  TempFund*+                5:30 PM Eastern Time

  TempCash                  3:00 PM Eastern Time


  FedFund+                  3:00 PM Eastern Time

  T-Fund*                   5:30 PM Eastern Time


  Federal Trust Fund        2:30 PM Eastern Time

  Treasury Trust Fund       2:30 PM Eastern Time


  MuniFund                 12:00 Noon Eastern Time

  MuniCash                 12:00 Noon Eastern Time


  California Money Fund**  12:00 Noon Eastern Time

  New York Money Fund      12:00 Noon Eastern Time

+ The deadline for redemption orders for Institutional Shares and Dollar Shares of TempFund and FedFund placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 PM Eastern Time. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.
* Redemption orders placed between 3:00 PM and 5:30 PM Eastern Time may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders.
** Redemption orders for shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum of $1 million per account. The Fund reserves the right to limit the amount of such orders.

The Funds shall have the right to redeem shares in any Institutional Share account if the value of the account is less than $100,000, after sixty days' prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Institutional Share account to $100,000 or more, no such redemption shall take place. If a shareholder's Institutional Share account falls below an average of $100,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Institutional Shares involuntarily under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Information." An insti-tution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customers agreements.

Dividends and Distributions
Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder's shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as divi-dends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Fund's transfer agent, at P.O. Box 8950, Wil-mington, Delaware 19885-9628 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes
Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund, will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

Tax Exempt Funds--MuniFund, MuniCash, California Money Fund and New York Money Fund ("the Tax-Exempt Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by a Tax-Exempt Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liabil-ity. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.
84

State and Local Taxes
Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund's dis-tributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California state personal income tax, provided that at least 50% of the aggregate value of the Fund's assets consist of exempt-interest obligations. However, dividends paid to cor-porate shareholders subject to California state franchise tax or California state corporate income tax will be taxed as ordinary income to such sharehold-ers, notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Moreover, to the extent that the Fund's dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations such dividends will be subject to California state personal income tax, even though such div-idends may be exempt for federal income tax purposes.

Dividends paid by California Money Fund derived from U.S. Government obliga-tions generally will be exempt from state and local taxes as well. However, except as noted with respect to California state personal income tax, in some situations distributions of net investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

The New York Money Fund intends to comply with certain state tax requirements so that the exempt-interest dividends derived from interest on New York Munic-ipal Obligations will be exempt from New York State and New York City personal income taxes (but not corporate franchise taxes.) Dividends and distributions derived from taxable income and capital gains are exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. Except as noted with respect to New York State and New York City personal income taxes, dividends and distributions paid to shareholders that are derived from income on Munici-pal Obligations may be taxable income under state or local law even though all or a portion of such dividends or distributions may be derived from interest on tax-exempt obligations that, if paid directly to shareholders, would be tax-exempt income.

                                    *  *  *

PFPC, as transfer agent, will send each of the Funds' shareholders or their authorized representative an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonres-ident aliens, foreign trusts or estates, or foreign corporations or partner-ships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.
86

How to Contact BlackRock Provident Institutional Funds

For purchases and redemption orders only call: 800-441-7450

For yield information call: 800-821-6006

  TempFund Institutional Shares Code #: 24
  TempCash Institutional Shares Code #: 21
  FedFund Institutional Shares Code #: 30
  T-Fund Institutional Shares Code #: 60
  Federal Trust Institutional Shares Code #: 11
  Treasury Trust Fund Institutional Shares Code #: 62
  MuniFund Institutional Shares Code #: 50
  MuniCash Institutional Shares Code #: 48
  California Money Fund Institutional Shares Code #: 52
  New York Money Fund Institutional Shares Code #: 53

For other information call: 800-821-7432 or visit our website at www.brpif.com

Written correspondence may be sent to:

  BlackRock Provident Institutional Funds
  Bellevue Park Corporate Center
  400 Bellevue Parkway
  Wilmington, DE 19809

Where to Find More Information

The Statement of Additional Information (the "SAI") includes additional information about the Trust's investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Trust's web site at www.brpif.com.

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Provident Institutional Funds 1940 Act File No. is 811-2354.

BLACKROCK PROVIDENT INSTITUTIONAL FUNDS
---------------------------------------


Plus Shares






                                                                      PROSPECTUS
                                                                January 29, 2001




                                                                 BLACKROCK
                                                                 PROVIDENT
                                                                 INSTITUTIONAL
                                                                 FUNDS

                                    The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

HOW TO FIND THE INFORMATION YOU NEED ........................................ 1
TEMPFUND .................................................................... 2
T-FUND ..................................................................... 12
MUNIFUND ................................................................... 20
CALIFORNIA MONEY FUND ...................................................... 30
NEW YORK MONEY FUND ........................................................ 41
MANAGEMENT OF THE FUND ..................................................... 52
SHAREHOLDER INFORMATION .................................................... 53
         Price of Fund Shares .............................................. 53
         Purchase of Shares ................................................ 53
         Redemption of Shares .............................................. 54
         Plus Distribution and Service Plan ................................ 55
         Dividends and Distributions ....................................... 56
         Federal Taxes ..................................................... 56
         State and Local Taxes ............................................. 57

                      How to Find the Information You Need

--------------------------------------------------------------------------------

Welcome to the BlackRock Provident Institutional Funds Prospectus for Plus
Shares.

The prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Plus Shares of the BlackRock Provident Institutional Funds (the "Trust").

This prospectus contains information about the five portfolios (the "Funds") of the Trust that offer Plus Shares. To save you time, the prospectus has been organized so that each Fund has its own short section. All you have to do is turn to the section for any particular Fund. Once you read the important facts about the Funds that interest you, read the sections that tell you about buying and selling shares, certain fees and expenses, shareholder services and your rights as a shareholder. These sections apply to all the Funds.

Plus Shares are sold to broker-dealers that have entered into distribution agreements with the Trust in connection with their investments.

The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or the accounts of their customers.

                                    TEMPFUND

--------------------------------------------------------------------------------

                               RISK/RETURN SUMMARY


Investment Goal:                        The Fund seeks current income with liquidity
                                        and stability of principal.

Investment Policies:                    The Fund invests in a broad range of U.S.
                                        dollar-denominated money market instruments,
                                        including government, bank, and commercial
                                        obligations and repurchase agreements relating
                                        to such obligations.

Principal Risks of Investing:           Although the Fund invests in money market
                                        instruments which the investment adviser,
                                        BlackRock Institutional Management Corporation
                                        ("BIMC," or the "Adviser") believes present
                                        minimal credit risks at the time of purchase,
                                        there is a risk that an issuer may not be able
                                        to make principal and interest payments when
                                        due. The Fund is also subject to risks related
                                        to changes in prevailing interest rates, since
                                        generally, a fixed-income security will increase
                                        in value when interest rates fall and decrease
                                        in value when interest rates rise.

                                        An investment in the Fund is not a deposit in
                                        PFPC Trust Company or PNC Bank, N.A. and is not
                                        insured or guaranteed by the Federal Deposit
                                        Insurance Corporation or any other government
                                        agency. Although the Fund seeks to preserve the
                                        value of your investment at $1.00 per share, it
                                        is possible to lose money by investing in the
                                        Fund.


Who May Want to Invest in the Fund:     The Fund is designed for institutional investors
                                        seeking current income and stability of
                                        principal.

Performance Information

     Plus Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                    Temp Fund
                                 Dollar Shares/1/

                                    [GRAPH]

                            Net Annualized Returns

                                 1991     5.99%
                                 1992     3.64%
                                 1993     2.87%
                                 1994     3.94%
                                 1995     5.74%
                                 1996     5.17%
                                 1997     5.35%
                                 1998     5.27%
                                 1999     4.90%
                                 2000     6.19%

                        January, 1991 - December, 2000

/1/ Because the Plus Shares of the Fund have not commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.

     During the ten-year period shown in the bar chart, the highest quarterly return was 6.74% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.83% (for the quarter ended June 30, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000


        --------------------------------------------------------------------------------------------------
                                                                        1 Year      5 Years    10 Years
        --------------------------------------------------------------------------------------------------
        TempFund Dollar Shares/1/                                        6.19%        5.37%       4.96%

        --------------------------------------------------------------------------------------------------
        iMoneyNet, Inc.'s Money Fund Report: First Tier                  6.15%        5.41%       4.99%
        Institutions - Only Money Fund Average*

        --------------------------------------------------------------------------------------------------
        --------------------------------------------------------------------------------------------------
                                                                                  7-Day Yield
                                                                             As of December 31, 2000
        --------------------------------------------------------------------------------------------------
        TempFund Dollar Shares/1/                                                     6.24%

        --------------------------------------------------------------------------------------------------
        iMoneyNet, Inc.'s Money Fund Report:  First Tier                              6.25%
         Institutions - Only Money Fund Average*

        --------------------------------------------------------------------------------------------------

         Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.


------------------------

/1/ Because the Plus Shares of the Fund have not commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.

* iMoneyNet, Inc.'s Money Fund Report: First Tier Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for TempFund Dollar Shares as of January 2, 2001 was 6.23%.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
                                                                 TempFund
                                                                Plus Shares
                                                                -----------

Management Fees                                           .09%
Distribution Fees (12b-1) Fees                            .25%
Other Expenses                                            .11%
         Administration Fees                                               .09%
         Miscellaneous                                                     .02%

Total Annual Fund
         Operating Expenses/1/                            .45%
                                                          ===

--------------------------------------------------------------------------------
/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days' prior written notice to the Fund.

--------------------------------------------------------------------------------
                                                                  TempFund
                                                                 Plus Shares
                                                                 -----------
Management Fees (after current waivers)                    .08%
Distribution Fees (12b-1) Fees                             .25%
Other Expenses                                             .10%
         Administration Fees (after current waivers)                        .08%
         Miscellaneous                                                      .02%

Total Annual Fund Operating Expenses
  (after current waivers)                                  .43%
                                                           ===

--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    -----------------------------------
                           TempFund Plus Shares
                    -----------------------------------
                    One Year                    $  46
                    Three Years                  $144
                    -----------------------------------

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, bank, and commercial obligations and repurchase agreements relating to such obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as amended, and other rules of the Securities and Exchange Commission (the "SEC"). Pursuant to Rule 2a-7, the Fund will generally limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

     . securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs"), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

     . securities that are issued or guaranteed by a person with such ratings;

     . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

     . securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities; or

     . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

Investments. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers' acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund's assets.

Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund's quality and maturity requirements.

Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies' expenses will be borne by the Fund's shareholders.

Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

Financial Highlights

The Plus Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the TempFund Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the one month ended October 31, 1999 and each year ended September 30 in the 4 year period ended September 30, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempFund Dollar Shares
The table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each year presented.

                                       Year       One Month
                                       Ended        Ended
                                     October 31,  October 31,                 Year Ended September 30,
                                        2000         1999          1999          1998          1997        1996
                                ------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period........        $   1.00     $   1.00      $   1.00      $   1.00      $   1.00     $   1.00
                                      --------     --------      --------      --------      --------     --------
Income From Investment
Operations:
     Net Investment Income....          0.0586       0.0043        0.0470        0.0524        0.0514       0.0516
                                      --------     --------      --------      --------      --------     --------
Less Distributions:
    Dividends to Shareholders
    From Net Investment
    Income....................         (0.0586)     (0.0043)      (0.0470)      (0.0524)      (0.0514)     (0.0516)
                                      --------     --------      --------      --------      --------     --------
      Net Asset Value,
      End of Period...........          $ 1.00       $ 1.00         $1.00         $1.00         $1.00       $ 1.00
                                      ========     ========      ========      ========      ========     ========
Total Return..................            6.02%        5.15%/2/      4.81%         5.38%         5.27%        5.30%
Ratios/Supplemental Data:
Net Assets,
      End of Period $(000)....         815,132      446,569       497,178       302,476       355,284      162,119
    Ratio of Expenses to
      Average Daily Net
      Assets/1/...............            0.43%        0.43%/2/      0.43%         0.43%         0.43%        0.43%
    Ratio of Net Investment
      Income to Average
      Daily Net Assets........            5.94%        5.06%/2/      4.71%         5.25%         5.14%        5.16%

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .45% for the year ended October 31, 2000, .45% (annualized) for the one month ended October 31, 1999 and .47%, .48%, .49% and .51% for the years ended September 30, 1999, 1998, 1997 and 1996, respectively, for TempFund Dollar Shares.

/2/  Annualized.

                                     T-FUND

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

Investment Goal:      The Fund seeks current income with liquidity and stability of principal.

Investment Policies:  The Fund invests in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations.

Principal Risks of    Securities issued or guaranteed by the U.S. Government
Investing:            have historically involved little risk of loss of
                      principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                      An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to       The Fund is designed for institutional investors seeking
Invest in the Fund:   current income with liquidity and security of principal.

Performance Information

Plus Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                     T-Fund
                                 Dollar Shares/1/

                                    [GRAPH]

                            Net Annualized Returns

                               1991        5.96%
                               1992        3.58%
                               1993        2.82%
                               1994        3.66%
                               1995        5.61%
                               1996        5.08%
                               1997        5.19%
                               1998        5.09%
                               1999        4.64%
                               2000        5.90%

                        January, 1991 - December, 2000

/1/ Because the Plus Shares of the Fund have not commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.

     During the ten-year period shown in the bar chart, the highest quarterly return was 6.85% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.79% (for the quarter ended December 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

   -----------------------------------------------------------------------------
                                              1 Year      5 Years       10 Years

   -----------------------------------------------------------------------------

   T-Fund Dollar Shares/1/                     5.90%        5.17%          4.77%

   -----------------------------------------------------------------------------
   iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions                     5.91%        5.20%          4.80%
   - Only Money Fund Average *

   -----------------------------------------------------------------------------
                                                          7-Day Yield
                                                    As of December 31, 2000

   -----------------------------------------------------------------------------
   T-Fund Dollar Shares/1/                                  5.95%

   -----------------------------------------------------------------------------
   iMoneyNet, Inc.'s Money Fund Report:
     Government Institutions - Only Money Fund Average*     5.90%

   -----------------------------------------------------------------------------


Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

------------------------

/1/ Because the Plus Shares of the Fund have not commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.

* iMoneyNet, Inc.'s Money Fund Report: Government Institutions - Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for T-Fund Dollar Shares as of January 2, 2001 was 5.93%.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
                                                           T-Fund
                                                         Plus Shares

Management Fees                                      .12%
Distribution (12b-1) Fees                            .25%
Other Expenses                                       .15%
         Administration Fees                                       .12%
         Miscellaneous                                             .03%
Total Annual Fund
  Operating Expenses/1/                              .52%
                                                     ====

--------------------------------------------------------------------------------
/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days' prior written notice to the Fund.

                                                           T-Fund
                                                         Plus Shares

Management Fees (after current waivers)                  .09%
Distribution (12b-1) Fees                                .25%
Other Expenses                                           .11%
         Administration Fees (after current waivers)                .09%
         Miscellaneous                                              .02%
Total Annual Fund
  Operating Expenses (after current waivers)             .45%
                                                         ===
--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                    --------------------------------------------------------
                                      T-Fund Plus Shares
                    --------------------------------------------------------
                    One Year                         $  53
                    Three Years                      $ 167
                    --------------------------------------------------------

                    INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes, trust receipts and repurchase agreements relating to direct Treasury obligations.

     The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

Investments.  The Fund's investments may include the following:

     U.S. Treasury Obligations. The Fund may purchase direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies' expenses will be borne by the Fund's shareholders.

     Repurchase Agreements. The Fund may enter into repurchase agreements.

     Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Treasury securities are considered to be the safest type of investment in terms of credit risk.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risks.

Financial Highlights

The Plus Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the T-Fund Dollar Shares' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

T-Fund Dollar Shares

The table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

                                                                         Year Ended October 31,
                                                          2000        1999        1998        1997         1996
                                                      --------------------------------------------------------------

Net Asset Value, Beginning of Period...............      $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
                                                         ------      ------      ------       ------      ------
Income From Investment Operations:
   Net Investment Income...........................      0.0554      0.0448      0.0507       0.0503      0.0503
                                                         ------      ------      ------       ------      ------
Less Distributions:
   Dividends to Shareholders
      From Net Investment Income...................     (0.0554)    (0.0448)    (0.0507)     (0.0503)    (0.0503)
                                                         ------      ------      ------       ------      ------
Net Asset Value, End of Period.....................      $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
                                                         ======      ======      ======       ======      ======
Total Return.......................................        5.68%       4.58%       5.21%        5.16%       5.15%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)...................     630,801     612,695     777,385      516,092     351,271
   Ratio of Expenses to Average Daily Net
    Assets/1/......................................        0.44%       0.45%       0.45%        0.45%       0.44%
   Ratio of Net Investment Income to Average Daily
      Net Assets...................................        5.54%       4.47%       5.06%        5.03%       5.01%

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .52%, .51%, .52%, .54% and .55% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively, for T-Fund Dollar Shares.

                                   MUNIFUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY

Investment Goal:                            The Fund seeks as high a level of
                                            current interest income exempt from
                                            federal income tax as is consistent
                                            with relative stability of
                                            principal.

Investment Policies:                        The Fund invests in a broad range of
                                            short-term tax-exempt obligations
                                            issued by or on behalf of states,
                                            territories, and possessions of the
                                            United States, the District of
                                            Columbia, and their respective
                                            authorities, agencies,
                                            instrumentalities, and political
                                            subdivisions and tax-exempt
                                            derivative securities such as tender
                                            option bonds, participations,
                                            beneficial interests in trusts and
                                            partnership interests (collectively,
                                            "Municipal Obligations").

Principal Risks of Investing:               Although the Fund invests in money
                                            market instruments which the Adviser
                                            believes present minimal credit
                                            risks at the time of purchase, there
                                            is a risk that an issuer may not be
                                            able to make principal and interest
                                            payments when due. The Fund is also
                                            subject to risks related to changes
                                            in prevailing interest rates, since
                                            generally, a fixed-income security
                                            will increase in value when interest
                                            rates fall and decrease in value
                                            when interest rates rise.

                                            An investment in the Fund is not a
                                            deposit in PFPC Trust Company or PNC
                                            Bank, N.A. and is not insured or
                                            guaranteed by the Federal Deposit
                                            Insurance Corporation or any other
                                            government agency. Although the Fund
                                            seeks to preserve the value of your
                                            investment at $1.00 per share, it is
                                            possible to lose money by investing
                                            in the Fund.

Who May Want to Invest in                   The Fund is designed for
The Fund:                                   institutional investors seeking as
                                            high a level of current interest
                                            income exempt from federal income
                                            tax as is consistent with relative
                                            stability of principal.

Performance Information

     Plus Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                   MuniFund
                               Dollar Shares/1/

                            Net Annualized Returns

                                1991      3.53%
                                1992      2.23%
                                1993      1.96%
                                1994      2.36%
                                1995      3.43%
                                1996      3.02%
                                1997      3.20%
                                1998      3.03%
                                1999      2.85%
                                2000      3.70%

                        January, 1991 - December, 2000

/1/ Because the Plus Shares of the Fund have not commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.

     During the ten-year period shown in the bar chart, the highest quarterly return was 4.10% (for the quarter ended June 30, 1991) and the lowest quarterly return was 1.84% (for the quarter ended December 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

    -----------------------------------------------------------------------------------------------------------
                                                                  1 Year           5 Years         10 Years

    -----------------------------------------------------------------------------------------------------------
    MuniFund Dollar Shares/1/                                       3.70%             3.15%          3.04%

    -----------------------------------------------------------------------------------------------------------
    iMoneyNet, Inc.'s Money Fund Report: Tax-Free                   3.71%             3.25%          3.17%
    Institutions - Only Money Fund Average*

    -----------------------------------------------------------------------------------------------------------

    -----------------------------------------------------------------------------------------------------------
                                                                                   7-Day Yield
                                                                             As of December 31, 2000

    -----------------------------------------------------------------------------------------------------------
    MuniFund Dollar Shares/1/                                                             4.13%

    -----------------------------------------------------------------------------------------------------------
    iMoneyNet, Inc.'s Money Fund Report: Tax-Free Institutions - Only
    Money Fund Average*                                                                   4.15%

    -----------------------------------------------------------------------------------------------------------

/1/ Because the Plus Shares of the Fund have not commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.

     Current Yield: You may obtain the Fund's current 7-day yield by calling 1 800 821 7432 or by visiting its web site at www.brpif.com.

------------------------

/1/ Because the Plus Shares of the Fund have not commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.

* iMoneyNet, Inc.'s Money Fund Report: Tax Free Institutions-Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authorities. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for MuniFund Dollar Shares as of January 2, 2001 was 4.18%.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
                                                      MuniFund
                                                     Plus Shares
                                                     -----------

Management Fees                                      .18%
Distribution (12b-1) Fees                            .25%
Other Expenses                                       .22%
     Administration Fees                                        .18%
     Miscellaneous                                              .04%
Total Annual Fund
     Operating Expenses /1/                          .65%
                                                     ===

--------------------------------------------------------------------------------
/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days' prior written notice to the Fund.

--------------------------------------------------------------------------------
                                                               MuniFund
                                                              Plus Shares
                                                              -----------

Management Fees (after current waivers)                       .07%
Distribution (12b-1) Fees                                     .25%
Other Expenses                                                .13%
       Administration Fees (after current waivers)                       .07%
       Miscellaneous                                                     .06%
Total Annual Fund
       Operating Expenses (after current waivers)             .45%
                                                              ===

--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           --------------------------------------------------------
                             MuniFund Plus Shares
           --------------------------------------------------------
                            One Year           $ 66
                         Three Years           $208
           --------------------------------------------------------

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests substantially all its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

     Except during periods of unusual market conditions or during temporary defensive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

     The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. Applicable First Tier Eligible Securities are:

 .    securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .    securities that are issued or guaranteed by a person with such ratings;

 .    securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; and

 .    securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

Investments.  The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" bonds.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies' expenses will be borne by the Fund's shareholders.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase Municipal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, sponsors' counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

Financial Highlights

The Plus Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the MuniFund Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the 11 months ended October 31, 1999 and each year ended November 30 in the 4 year period ended November 30, 1998. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the one year ended October 31, 2000 and the eleven months ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for each year ended November 30 in the 4 year period ended November 30, 1998 were audited by KPMG LLP whose report expressed an unqualified opinion on those statements.

MuniFund Dollar Shares

The table below sets forth selected financial data for a MuniFund Dollar Share outstanding throughout each year presented.


                                     Year       Eleven
                                    Ended       Months                             Year Ended November 30,
                                   October      Ended
                                     31,      October 31,
                                    2000         1999           1998          1997          1996           1995
                                 ----------------------------------------------------------------------------------
Net Asset Value,
    Beginning of Period......      $ 1.00         $1.00         $1.00         $1.00         $1.00         $ 1.00
                                  -------        ------        ------        ------        ------        -------
Income From Investment
    Operations:
    Net Investment Income....      0.0354        0.0250        0.0302        0.0313        0.0301         0.0335
                                  -------        ------        ------        ------        ------        -------
Less Distributions:
    Dividends to Shareholders
      From Net Investment
      Income.................    (0.0354)       (0.0250)      (0.0302)      (0.0313)      (0.0301)       (0.0335)
                                  -------        ------        ------        ------        ------        -------
Net Asset Value,
    End of Period............      $ 1.00         $1.00         $1.00         $1.00         $1.00         $ 1.00
                                  =======        ======        ======        ======        ======        =======
Total Return                         3.60%         2.77%/2/      3.07%         3.18%         3.06%          3.41%
Ratios/Supplemental Data:
Net Assets, End of Period
      $(000).................      63,619        56,238        51,736        67,387        61,396          6,474
    Ratio of Expenses to
      Average Daily Net
      Assets/1/..............        0.44%         0.45%/2/      0.50%         0.52%         0.52%          0.52%
    Ratio of Net Investment
      Income to Average
      Daily Net Assets.......        3.55%         2.71%/2/      3.01%         3.13%         3.01%          3.34%

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .65% for the year ended October 31, 2000, .66% (annualized) for the eleven months ended October 31, 1999 and .66%, .66%, .67% and .66% for the years ended November 30, 1998, 1997, 1996 and 1995, respectively, for MuniFund Dollar Shares.

---------------------

/2/  Annualized.

                              CALIFORNIA MONEY FUND
--------------------------------------------------------------------------------

                               RISK/RETURN SUMMARY
Investment Goal:                   The Fund seeks to provide investors with as high a
                                   level of current interest income that is exempt from
                                   federal income tax and, to the extent possible, from
                                   California State personal income tax as is
                                   consistent with the preservation of capital and
                                   relative stability of principal.

Investment Policies:               The Fund invests primarily in debt obligations
                                   issued by or on behalf of the State of California
                                   and other states, territories, and possessions of
                                   the United States, the District of Columbia, and
                                   their respective authorities, agencies,
                                   instrumentalities and political subdivisions, and
                                   tax-exempt derivative securities such as tender
                                   option bonds, participations, beneficial interests
                                   in trusts and partnership interests ("Municipal
                                   Obligations"). Dividends paid by the Fund that are
                                   derived from the interest on Municipal Obligations
                                   that is exempt from taxation under the Constitution
                                   or statutes of California ("California Municipal
                                   Obligations") are exempt from regular federal and
                                   California State personal income tax. California
                                   Municipal Obligations include municipal securities
                                   issued by the State of California and its political
                                   subdivisions, as well as certain other governmental
                                   issuers such as the Commonwealth of Puerto Rico.

Principal Risks of Investing:      Although the Fund invests in money market
                                   instruments which the Adviser believes present
                                   minimal credit risks at the time of purchase, there
                                   is a risk that an issuer may not be able to make
                                   principal and interest payments when due. The Fund
                                   is also subject to risks related to changes in
                                   prevailing interest rates, since generally, a
                                   fixed-income security will increase in value when
                                   interest rates fall and decrease in value when
                                   interest rates rise.


                                   The Fund is non-diversified because it emphasizes
                                   investments in California Municipal Obligations.
                                   This means that it may invest a greater percentage
                                   of its assets in a particular issuer, and that its
                                   performance will be dependent upon a smaller
                                   category of securities than a diversified portfolio.
                                   Accordingly, the Fund may experience greater
                                   fluctuations in net asset value and may have greater
                                   risk of loss.

                                   Dividends derived from interest on Municipal
                                   Obligations other than California Municipal
                                   Obligations are exempt from federal income tax but
                                   may be subject to California State personal income
                                   tax.

                                   An investment in the Fund is not a deposit in PFPC
                                   Trust Company or PNC Bank, N.A. and is not insured
                                   or guaranteed by the Federal Deposit Insurance
                                   Corporation or any other government agency. Although
                                   the Fund seeks to preserve the value of your
                                   investment at $1.00 per share, it is possible to
                                   lose money by investing in the Fund.

Who May Want to Invest in
  the Fund:                        The Fund is designed for California institutional
                                   investors and their customers seeking as high a
                                   level of current interest income that is exempt from
                                   federal income tax and, to the extent possible, from
                                   California personal income tax as is consistent with
                                   the preservation of capital and relative stability
                                   of principal.

Performance Information

       Plus Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                              California Money Fund
                                 Dollar Shares/1/

                                    [GRAPH]

                            Net Annualized Returns

                                 1991     3.69%
                                 1992     2.36%
                                 1993     2.01%
                                 1994     2.48%
                                 1995     3.39%
                                 1996     2.96%
                                 1997     3.14%
                                 1998     2.88%
                                 1999     2.57%
                                 2000     3.12%

                        January, 1991 - December, 2000

/1/ Because the Plus Shares of the Fund have not had shares outstanding for the last five years, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.

       During the ten-year period shown in the bar chart, the highest quarterly return was 3.77% (for the quarter ended September 30, 1991) and the lowest quarterly return was 1.88% (for the quarter ended March 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

     ---------------------------------------------------------------------------------------------------------
                                                                        1 Year        5 Years       10 Years

     ---------------------------------------------------------------------------------------------------------
     California Money Dollar Shares/1/                                   3.12%         2.93%          2.85%

     ---------------------------------------------------------------------------------------------------------
     iMoneyNet, Inc.'s Money Fund Report: California State               3.25%         3.04%          3.03%
     Specific Tax-Free Institutions-Only Money Fund Average*
     ---------------------------------------------------------------------------------------------------------

     ---------------------------------------------------------------------------------------------------------
                                                                                  7-Day Yield
                                                                            As of December 31, 2000

     ---------------------------------------------------------------------------------------------------------
     California Money Dollar Shares/1/                                               3.64%

     ---------------------------------------------------------------------------------------------------------
     iMoneyNet, Inc.'s Money Fund Report:
     California State Specific Tax-Free Institutions - Only Money Fund Average*      3.59%

     ---------------------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

------------------------

/1/ Because the Plus Shares of the Fund have not had shares outstanding for the last five years, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.

* iMoneyNet, Inc.'s Money Fund Report: California State Specific Tax-Free Institutions - Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of California State. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for California Money Fund Dollar Shares as of January 2, 2001 was 3.65%.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------------------------
                                                                      California Money Fund
                                                                           Plus Shares
                                                                           -----------
Management Fees                                                      .20%
Distribution (12b-1) Fees                                            .25%
Other Expenses                                                       .24%
       Administration Fees                                                              .20%
       Miscellaneous                                                                    .04%
Total Annual Fund
    Operating Expenses/1/                                            .69%
                                                                     ====
--------------------------------------------------------------------------------------------------

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers. However, the waivers are voluntary and can be terminated at any time.


                                                                      California Money Fund
                                                                           Plus Shares
                                                                           -----------
Management Fees (after current waivers)                              .08%
Distribution (12b-1) Fees                                            .25%
Other Expenses                                                       .12%
       Administration Fees (after current waivers)                                    .08%
       Miscellaneous                                                                  .04%
Total Annual Fund
  Operating Expenses (after current waivers)                         .45%
                                                                     ===
--------------------------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waiver) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                ---------------------------------------------------
                       California Money Fund Plus Shares

                ---------------------------------------------------
                       One Year                       $70
                    Three Years                      $221
                ---------------------------------------------------

INVESTMENT STRATEGIES AND RISK DISCLOSURE

       The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primarily in California Municipal Obligations.

       Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 80% of its net assets in California Municipal Obligations. At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Government obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local taxes. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

       The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Trust's Board of Trustees pursuant to Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund is authorized to purchase securities that are determined to have minimum credit risk and are Eligible Securities. Applicable Eligible Securities are:

 .    securities which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .    securities issued or guaranteed by persons with short-term debt having such ratings;

 .    unrated securities determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such securities; and

 .    shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. government or any agency or instrumentality.

Investments. The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" securities.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other governmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies' expenses will be borne by the Fund's shareholders.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a NRSRO are widely accepted measures of credit risk. The lower a security is rated by a NRSRO the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, sponsors' counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

     Special Considerations Affecting the Fund. The Fund is concentrated in securities issued by the State of California or entities within the State of California and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and consequently, the net asset value of the Fund's portfolio.

     General obligation bonds of the state of California are currently rated AA and AA2, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

     Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in certain adverse consequences affecting California Municipal Obligations. Significant financial and other considerations relating to the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

     The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund's assets were not so invested.

      The Fund may from time to time invest in electric revenue issues. The financial performance of certain of these utilities has been severely impacted as the industry moves toward deregulation and increased competition. California's electric utility restructuring plan permits direct competition to be phased in between 1998 and 2002. Municipal utilities, while not subject to the legislation, are being faced with competitive market forces and must use the transition period wisely to proactively prepare for deregulation. They are under pressure to reduce rates and cut costs in order to maintain their customer bases. In addition, some electric revenue issues have exposure to or participate in nuclear power plants which could affect the issuer's financial performance. Risks include unexpected power outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance or inadequate rate relief. All of these factors could materially adversely affect electric utility issuers.

Financial Highlights

The Plus Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the California Money Fund Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the 9 months ended October 31, 1999 and each year ended January 31 in the 4 year period ended January 31, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

California Money Fund Dollar Shares

The table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.


                                            Nine Months
                              Year Ended       Ended                    Year Ended January 31,
                             October 31,    October 31,
                                 2000           1999         1999        1998           1997        1996
                             --------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period.......       $ 1.00        $ 1.00       $ 1.00       $ 1.00        $ 1.00        $1.00
                                 ------        ------       ------       ------        ------        -----
Income From Investment
   Operations:
   Net Investment Income..       0.0301        0.0182       0.0280       0.0309        0.0291       0.0331
                                 ------        ------       ------       ------        ------       ------
Less Distributions:
   Dividends to
   Shareholders
     From Net Investment
     Income...............     (0.0301)      (0.0182)     (0.0280)     (0.0309)      (0.0291)     (0.0331)
                               -------       -------      -------      -------       -------      -------
Net Asset Value, End of
Period....................       $ 1.00        $ 1.00       $ 1.00       $ 1.00        $ 1.00        $1.00
                                 ======        ======       ======       ======        ======        =====
Total Return..............        3.05%        2.48%/2/      2.84%        3.14%         2.96%        3.37%
Ratios/Supplemental Data:
Net Assets, End of Period
$(000)....................       10,212         8,288      139,601      130,547       126,321       31,163
   Ratio of Expenses to
     Average Daily Net
     Assets/1/............        0.45%        0.45%/2/      0.45%        0.45%         0.45%        0.45%
   Ratio of Net Investment
     Income to Average
     Daily Net Assets.....        2.98%        2.43%/2/      2.77%        3.09%         2.90%        3.30%

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .69% for the year ended October 31, 2000, .70% (annualized) for the nine months ended October 31, 1999 and .70%, .71%, .73%, and .73% for the years ended January 31, 1999, 1998, 1997 and 1996, respectively, for California Money Fund Dollar Shares.

/2/  Annualized.

                               NEW YORK MONEY FUND
--------------------------------------------------------------------------------

                               RISK/RETURN SUMMARY

Investment Goal:                  The Fund seeks to provide investors with as
                                  high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New
                                  York City personal income taxes as is
                                  consistent with the preservation of capital and relative stability of principal.

Investment Policies:              The Fund invests primarily in debt obligations
                                  issued by or on behalf of the State of New
                                  York. The Fund may also invest in debt
                                  obligations issued by or on behalf of other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York ("New York Municipal Obligations") are exempt from regular federal, New York
                                  State and New York City personal income tax.
                                  New York Municipal Obligations include
                                  municipal securities issued by the State of New York and its political sub-divisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

Principal Risks of Investing:     Although the Fund invests in money market
                                  instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                                        The Fund is non-diversified because it
                                        emphasizes investments in New York
                                        Municipal Obligations. This means that
                                        it may invest a greater percentage of
                                        its assets in a particular issuer, and
                                        that its performance will be dependent
                                        upon a smaller category of securities
                                        than a diversified portfolio.
                                        Accordingly, the Fund may experience
                                        greater fluctuations in net asset value
                                        and may have greater risk of loss.

                                        Dividends derived from interest on
                                        Municipal Obligations other than New
                                        York Municipal Obligations are exempt
                                        from federal income tax but may be
                                        subject to New York State and New York
                                        City personal income tax.

                                        An investment in the Fund is not a
                                        deposit in PFPC Trust Company or PNC
                                        Bank, N.A. and is not insured or
                                        guaranteed by the Federal Deposit
                                        Insurance Corporation or any other
                                        government agency. Although the Fund
                                        seeks to preserve the value of your
                                        investment at $1.00 per share, it is
                                        possible to lose money by investing in
                                        the Fund.

Who May Want to Invest in the Fund:     The Fund is designed for institutional
                                        investors and their customers seeking as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New
                                        York State and New York City personal
                                        income taxes as is consistent with the
                                        preservation of capital and relative
                                        stability of principal.

Performance Information

       Because the Plus Shares of the Fund have no performance, the performance information shown below is the performance of the Dollar and Institutional Shares of the Fund, which are offered by separate prospectuses. The Plus, Dollar and Institutional Shares of the Fund should have returns and 7-day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus and Dollar Shares will be lower than Institutional Shares because they bear different expenses.

       The Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar and Institutional Shares of the Fund have varied from year to year; and the average annual return for Dollar and Institutional Shares of the Fund. The Table shows how the average annual return for Dollar and Institutional Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                               New York Money Fund
                                  Dollar Shares

                                    [GRAPH]

                            Net Annualized Returns

                               1991        3.64%
                               1992        2.41%
                               1993        1.97%
                               1994        2.38%
                               1995        3.44%
                               1996        3.05%
                               1997        3.23%
                               1998        2.97%
                               1999        2.74%
                               2000        3.74%

                        January, 1991 - December, 2000


       During the ten-year period shown in the bar chart, the highest quarterly return was 3.87% (for the quarter ended March 31, 1991) and the lowest quarterly return was 1.84% (for the quarter ended March 31, 1994).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000


  ------------------------------------------------------------------------------
                                          1 Year         5 Years        10 Years
  ------------------------------------------------------------------------------
  New York Money Dollar Fund Shares       3.74%           3.11%           2.94%

  ------------------------------------------------------------------------------
  iMoneyNet, Inc.'s Money Fund Report:    3.57%           3.18%           3.08%
  New York State Specific Tax-Free
  Institutions - Only Money Fund Average *

  ------------------------------------------------------------------------------


                                                        7-Day Yield
                                                  As of December 31, 2000

  ------------------------------------------------------------------------------
  New York Money Fund Dollar Shares                       4.07%

  ------------------------------------------------------------------------------
  iMoneyNet, Inc.'s Money Fund Report:
  New York State Specific Tax-Free
  Institutions - Only Money Fund Average*                 4.04%

  ------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.


-----------------------

* iMoneyNet, Inc.'s Money Fund Report: New York State Specific Tax-Free Institutions - Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of New York State. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for New York Money Fund Dollar Shares as of January 2, 2001 was 4.07%.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                        New York Money Fund
                                                            Plus Shares
                                                            -----------

Management Fees                                       .20%
Distribution (12b-1) Fees                             .25%
Other Expenses                                        .25%
       Administration Fees                                             .20%
       Miscellaneous                                                   .05%
Total Annual Fund
  Operating Expenses /1/                              .70%
                                                      ====

--------------------------------------------------------------------------------
/1/    The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers. However, the waivers are voluntary and can be terminated at any time. New York Money Fund Plus Shares
--------------------------------------------------------------------------------
                                                        New York Money Fund
                                                            Plus Shares
                                                            -----------


Management Fees (after current waivers)                .07%
Distribution (12b-1) Fees                              .25%
Other Expenses                                         .13%
       Administration Fees (after current waivers)                     .07%
       Miscellaneous                                                   .06%
Total Annual Fund
  Operating Expenses  (after current waivers)          .45%
                                                       ===
--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            -------------------------------------------------------
                              New York Money Fund
                                  Plus Shares
            -------------------------------------------------------
                     One Year                        $ 72

                  Three Years                        $224
            -------------------------------------------------------

INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primarily in New York Municipal Obligations.

     Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 80% of its net assets in New York Municipal Obligations, although the amount of the Fund's assets invested in such securities will vary from time to time. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

     The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

 .    securities which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .    securities issued or guaranteed by persons with short-term debt having such ratings;

 .    unrated securities determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such securities; and

 .    shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

Investments.  The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" securities.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other governmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies' expenses will be borne by the Fund's shareholders.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Special Considerations Affecting the Fund. The Fund is concentrated in securities issued by the State of New York or entities within the State of New York and therefore, investment in the Fund may be riskier that an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest.

     Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York

Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Fund's portfolio.

General & obligation bonds of the State of New York are currently rated AA and A2, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investments is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund's assets were not so invested.

     Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, sponsors' counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax-opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

Financial Highlights

The Plus Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the New York Money Fund Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the 3 months ended October 31, 1999 and each year ended July 31 in the 4 year period ended July 31, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

New York Money Fund Dollar Shares

The table below sets forth selected financial data for a New York Money Fund Dollar Share outstanding throughout each year presented./3/



                                             Three Months
                               Year Ended        Ended                      Year Ended July 31,
                              October 31,     October 31,
                                  2000           1999           1999         1998         1997          1996
                             -----------------------------------------------------------------------------------
Net Asset Value, Beginning
of Period...................        $ 1.00       $ 1.00        $ 1.00       $ 1.00        $ 1.00       $ 1.00
                                   -------      -------       -------      -------       -------      -------
   Income From Investment
     Operations:
     Net Investment Income..        0.0205           --            --       0.0303        0.0309       0.0089
                                   -------      -------       -------      -------       -------      -------
Less Distributions:
   Dividends to Shareholders
     from Net Investment
     Income.................       (0.0205)          --            --      (0.0303)      (0.0309)     (0.0089)
                                   -------      -------       -------      -------       -------      -------
Net Asset Value, End of
Period......................        $ 1.00       $ 1.00        $ 1.00       $ 1.00        $ 1.00       $ 1.00
                                   =======      =======       =======      =======       =======      =======
Total Return................          3.73%/2/       --            --         3.16%/2/      3.14%        3.05%/2/
Ratios/Supplemental Data:
   Net Assets, End of Period
     $(000).................         1,647           --            --           --         1,148           20
   Ratio of Expenses to
     Average Daily Net
     Assets/1/..............          0.44%/2/       --            --         0.45%/2/      0.45%        0.45%/2/
   Ratio of Net Investment
     Income to Average Daily
     Net Assets.............          3.66%/2/       --            --         3.11%/2/      3.09%        3.07%/2/

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .70% for the year ended October 31, 2000 and .73% (annualized), .74% and .75% (annualized) for the years ended July 31, 1998, 1997 and 1996, respectively, for New York Money Fund Dollar Shares.

/2/  Annualized.

/3/ There were no Dollar Shares outstanding during the periods March 28, 1994 to April 14, 1996 and July 21, 1998 to April 10, 2000.

                             MANAGEMENT OF THE FUND

Investment Adviser

     The Adviser, a majority-owned indirect subsidiary of PNC Bank, serves as the Company's investment adviser. The Adviser and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $61 billion. BIMC (formerly known as PNC Institutional Management Corporation) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

     As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC, the co-administrator, may from time to time reduce the investment advisory and administration fees otherwise payable to them or may reimburse a Fund for its operating expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2000, the Funds paid investment advisory fees and administration fees of their average daily net assets as follows:

                         Fund              Administration Fees           Investment Advisory Fees
                         ----              -------------------           ------------------------
                       TempFund                   .08%                            .08%
                         T-Fund                   .09%                            .09%
                       MuniFund                   .07%                            .07%
          California Money Fund                   .08%                            .08%
            New York Money Fund                   .07%                            .07%

The services provided by BIMC and the fees payable by each Fund for these services are described further in the Statement of Additional Information under "Management of the Funds."

                             SHAREHOLDER INFORMATION

Price of Fund Shares

     A Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by PFPC Inc. ("PFPC"), the Trust's co-administrator, twice each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). The net asset value of MuniFund, California Money Fund and New York Money Fund is determined as of 12:00 Noon and 4:00 P.M., Eastern Time (9:00 A.M., and 1:00 P.M. Pacific Time). The net asset value of TempFund and T-Fund is determined as of 12:00 Noon and 5:30 P.M. Eastern Time. The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstanding shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." Under the 1940 Act, a Fund may postpone the date of payment of any redeemable security for up to seven days.

     On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same business day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next business day.

Purchase of Shares

     Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM, Eastern Time, through the Fund's internet-based order entry program, MA2000.

     The chart below outlines the deadlines for execution of purchase orders. Purchase orders accepted by PFPC by the deadlines and for which payment has been received by PNC Bank, N.A. ("PNC Bank"), an agent of the Trust's custodian, PFPC Trust Company, by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will be executed that day. Purchase orders received after the deadlines, and orders for which payment has not been received by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will not be accepted, and notice thereof will be given to the institution placing the order. Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending institution. Each of the Funds may at their discretion reject any purchase order for Plus Shares.


                      Portfolio                                                      Time
                      ---------                                                      ----
                      TempFund*                                               5:30 PM Eastern Time
                       T-Fund*                                                5:30 PM Eastern Time
                       MuniFund                                             12:00 Noon Eastern Time
               California Money Fund**                                      12:00 Noon Eastern Time
                 New York Money Fund                                        12:00 Noon Eastern Time

     *Purchase orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders or to reject an order for any reason.

     **Purchase orders for Plus Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders or to reject an order for any reason.

     Payment for Plus Shares of a Fund may be made only in federal funds or other funds immediately available to PNC Bank. The minimum initial investment by an institution for Plus Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment.

     Plus Shares of the Funds are sold without charge by a Fund. Institutional investors purchasing or holding Plus Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Plus Shares of the Funds. An institution purchasing Plus Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares

     Redemption orders must be transmitted to the Funds' office in Wilmington, Delaware in the manner described under "Purchase of Shares." Plus Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC's receipt of the redemption request.

     The chart below outlines the deadlines for redemption of Plus Shares of the Funds. Payment for redeemed shares of the Funds for which redemption requests are received by PFPC by the established deadlines on a Business Day is normally made in federal funds wired to the redeeming shareholder on the same day. Payment of redemption requests which are received after the established deadlines, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.


                         Portfolio                                                     Time
                         ---------                                                     ----
                         TempFund*                                             5:30 PM Eastern Time
                          T-Fund*                                              5:30 PM Eastern Time
                         MuniFund                                              2:30 PM Eastern Time
                  California Money Fund**                                    12:00 Noon Eastern Time
                    New York Money Fund                                      12:00 Noon Eastern Time

     *Redemption orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders.

     **Redemption requests for Plus Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum of $1 million per account. The Fund reserves the right to limit the amount of such orders.

     The Funds shall have the right to redeem shares in any Plus Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after sixty days' prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Plus Share account to $5,000 or more, no such redemption shall take place. If a shareholder's Plus Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Plus Shares involuntarily under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Information." An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customers agreements.

     Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Plus Shares. (See also "Management of the Fund - Service Organizations," as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Plus Shares.

Plus Distribution and Service Plan

     Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC Bank Corp. ("Service Organizations"), may purchase Plus Shares. Pursuant to a Distribution and Services Plan (12b-1 Plan) adopted by the Trust's Board of Trustees, the Fund will enter into an agreement with each Service Organization which purchases Plus Shares. The agreement will require the Service Organization to provide distribution and sales support and shareholder services to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of
 .25% (on an annualized basis)
of the average daily net asset value of the Plus Shares of TempFund, T-Fund and MuniFund, and up to .40% (on an annualized basis ) of the average daily net asset value of the Plus Shares of California Money Fund and New York Money Fund, held by the Service Organization. However, each Fund is currently charging a fee of 25% of the average daily net assets. Because such fees are paid out of the Funds' assets on an on-going basis, overtime these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under "Management of the Fund - Service Organizations." Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Plus Shares.

Dividends and Distributions

     Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder's shares of a particular class.

     Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Fund's transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885-9628 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

     Distributions paid by TempFund and T-Fund will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

     Tax Exempt Funds--MuniFund, California Money Fund and New York Money Fund
     ----------------
(the "Tax-Exempt Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by a Tax-Exempt Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes

     Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

     Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California state personal income tax, provided that at least 50% of the aggregate value of the Fund's assets consist of exempt-interest obligations. However, dividends paid to corporate shareholders subject to California state franchise tax or California state corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Moreover, to the extent that the Fund's dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California state personal income tax, even though such dividends may be exempt for federal income tax purposes.

     Dividends paid by California Money Fund derived from U.S. Government obligations generally will be exempt from state and local taxes as well. However, except as noted with respect to California state personal income tax, in some situations distributions of net investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

     The New York Money Fund intends to comply with certain state tax requirements so that the exempt-interest dividends derived from interest on New York Municipal Obligations will be exempt from New York State and New York City personal income taxes (but not corporate franchise taxes). Dividends and distributions derived from taxable income and capital gains are exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. Except as noted with respect to New York State and New York City personal income taxes, dividends and distributions paid to shareholders that are derived from income on Municipal Obligations may be taxable income under state or local law even though all or a portion of such dividends or distributions may be derived from interest on tax-exempt obligations that, if paid directly to shareholders, would be tax-exempt income.

                                    * * *

     PFPC, as transfer agent, will send each of the Funds' shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable California, New York State and New York City tax treatment.

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

How to Contact BlackRock Provident Institutional Funds


For purchases and redemption orders only call: 800-441-7450

For yield information call: 800-821-6006

         TempFund Plus Shares Code:  H4
         T-Fund Plus Shares Code:  32
         MuniFund Plus Shares Code:  K4
         California Money Fund Plus Shares Code:  58
         New York Money Fund Plus Shares Code:  56

For other information call: 800-821-7432 or visit our website at www.brpif.com


Written correspondence may be sent to:

         BlackRock Provident Institutional Funds
         Bellevue Park Corporate Center
         400 Bellevue Parkway
         Wilmington, DE  19809

Where to Find More Information

The Statement of Additional Information (the "SAI") includes additional information about the Trust's investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Trust's web site at www.brpif.com. Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Provident Institutional Funds 1940 Act File No. is 811-2354.

                     BLACKROCK PROVIDENT INSTITUTIONAL FUNDS

                       Statement of Additional Information

                                January 29, 2001

     This Statement of Additional Information is not a Prospectus and should be read in conjunction with each of the current Prospectuses for the Institutional, Dollar and Cash Management Classes of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund, and New York Money Fund; the Administration and Cash Reserve Classes of TempFund, T-Fund, MuniFund and California Money Fund; and the Plus Class of TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund of BlackRock Provident Institutional Funds, as they may from time to time be supplemented or revised. No investment in shares should be made without reading the appropriate Fund Prospectus. This Statement of Additional Information is incorporated by reference in its entirety into each Prospectus. Copies of the Prospectuses and Annual Report for each of the Funds may be obtained, without charge, by writing BlackRock Provident Institutional Funds, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809 or calling BlackRock Provident Institutional Funds at 1-800-821-7432. The financial statements included in the Annual Reports of each of the Funds are incorporated by reference into this Statement of Additional Information.


                                Table of Contents                                 Page
                                                                                  ----
GENERAL INFORMATION ............................................................... 3
INVESTMENT STRATEGIES, RISKS AND POLICIES ......................................... 4
         Portfolio Transactions ................................................... 4
         Investment Instruments and Policies ...................................... 5
         Variable and Floating Rate Instruments ................................... 5
         Repurchase Agreements .................................................... 5
         Securities Lending ....................................................... 7
         Reverse Repurchase Agreements ............................................ 7
         When-Issued and Delayed Settlement Transactions .......................... 8
         U.S. Government Obligations .............................................. 8
         Mortgage-Related and Other Asset-Backed Securities ....................... 8
         Banking Industry Obligations ............................................ 11
         Special Considerations Regarding Foreign Investments .................... 12
         Guaranteed Investment Contracts ......................................... 12
         Investment Company Securities ........................................... 12
         Municipal Obligations ................................................... 13
         Restricted and Other Illiquid Securities ................................ 15
         Stand-By Commitments .................................................... 15
         Short-Term Trading ...................................................... 15
         Special Considerations with Respect to California Money Fund ............ 15
         Special Considerations Relating To New York Municipal Obligations ....... 26
INVESTMENT LIMITATIONS ........................................................... 38


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ................................... 39
         In General .............................................................. 39
         Net Asset Value ......................................................... 41
MANAGEMENT OF THE FUNDS .......................................................... 42
         Trustees and Officers ................................................... 42
         Investment Adviser ...................................................... 44
         Co-Administrators ....................................................... 46
         Distributor ............................................................. 48
         Custodian and Transfer Agent ............................................ 48
         Service Organizations ................................................... 49
         Expenses ................................................................ 53
ADDITIONAL INFORMATION CONCERNING TAXES .......................................... 54
DIVIDENDS ........................................................................ 55
         General ................................................................. 55
ADDITIONAL YIELD AND OTHER PERFORMANCE INFORMATION ............................... 55
ADDITIONAL DESCRIPTION CONCERNING SHARES ......................................... 59
COUNSEL .......................................................................... 60
AUDITORS ......................................................................... 60
FINANCIAL STATEMENTS ............................................................. 60
MISCELLANEOUS .................................................................... 61
         Shareholder Vote ........................................................ 61
         Securities Holdings of Brokers .......................................... 61
         Certain Record Holders .................................................. 62
APPENDIX A ...................................................................... A-1

                               GENERAL INFORMATION

        BlackRock Provident Institutional Funds (the "Trust") was organized as a Delaware business trust on October 21, 1998. It is the successor to the following five investment companies: (1) Temporary Investment Fund, Inc. ("Temp"); (2) Trust for Federal Securities ("Fed"); (3) Municipal Fund for Temporary Investment ("Muni"); (4) Municipal Fund for California Investors, Inc. ("Cal Muni") and (5) Municipal Fund for New York Investors, Inc. ("NY Muni") (each a "Predecessor Company," collectively the "Predecessor Companies"). The Predecessor Companies were comprised of the following portfolios (each, a "Fund" or "Predecessor Fund," collectively, the "Funds" or "Predecessor Funds"): Temp - TempFund and TempCash; Fed - FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund; Muni - MuniFund and MuniCash; Cal Muni - California Money Fund; and NY Muni - New York Money Fund.

        The Funds commenced operations as follows: TempFund - October 1973; TempCash - February 1984; FedFund - October 1975; T-Fund - March 1980; Federal Trust Fund - December 1980; Treasury Trust Fund - May 1989; MuniFund - February 1980; MuniCash - February 1984; California Money Fund - February 1983; and New York Money Fund - March 1983.

        The fiscal year end for each of the Predecessor Companies and their respective Funds was as follows: Temp - September 30, Fed - October 31, Muni - November 30, Cal Muni - January 31 and NY Muni - July 31. The Trust's current fiscal year end for each of the Funds is October 31. This Statement of Additional Information contains various charts with respect to fees and performance information of the Predecessor Companies and/or Predecessor Funds.

        On February 10, 1999, each of the Predecessor Funds was reorganized into a separate series of the Trust. The Trust is a no-load open-end management investment company. Currently, the Trust offers shares of each of ten Funds. Each Fund is a diversified fund, with the exception of California Money Fund and New York Money Fund which are classified as non-diversified investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"). Each of the Funds offers a class of Shares to institutional investors ("Institutional Shares"). Each of the Funds also offers to institutional investors, such as banks, savings and loan associations and other financial institutions ("Service Organizations"), two separate classes of shares, Dollar Shares and Cash Management Shares. TempFund, MuniFund, T-Fund and California Money Fund also offer to Service Organizations two separate classes of Shares known as Administration Shares and Cash Reserve Shares. TempFund, T-Fund, MuniFund, New York Money Fund and the California Money Fund offer to broker-dealers, who provide assistance in the sale of shares and institutional services to their customers, a separate class of shares, Plus Shares.

        On January 29, 2001, the Trust changed its name from Provident Institutional Funds to BlackRock Provident Institutional Funds.

                    INVESTMENT STRATEGIES, RISKS AND POLICIES

Portfolio Transactions

        Subject to the general control of the Board of Trustees, BlackRock Institutional Management Corporation ("BIMC," or the "Adviser"), the Trust's investment adviser, is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for a Fund. BIMC purchases portfolio securities for the Funds either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually without brokerage commissions. In making portfolio investments, BIMC seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, BIMC may, in its discretion, effect transactions in portfolio securities with dealers who provide the Funds with research advice or other services.

        Investment decisions for each Fund are made independently from those of the Trust's other portfolios or other investment company portfolios or accounts advised or managed by BIMC. Such other portfolios may also invest in the same securities as the Funds. When purchases or sales of the same security are made at substantially the same time and price on behalf of such other portfolios, transactions are allocated as to amount, in a manner which BIMC believes to be equitable to each Fund and its customers who also are acquiring securities, including the Fund. In some instances, this investment procedure may affect the size of the position obtained for a Fund. To the extent permitted by law, BIMC may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.

        The Funds will not execute portfolio transactions through or acquire portfolio securities issued by BIMC, PNC Bank, National Association ("PNC Bank"), PFPC Inc. ("PFPC"), and BlackRock Distributors, Inc. ("BDI") , or any affiliated person (as such term is defined in the 1940 Act) of any of them, except to the extent permitted by the Securities and Exchange Commission (the "SEC"). In addition, with respect to such transactions, securities, deposits and agreements, the Funds will not give preference to Service Organizations with whom a Fund enters into agreements concerning the provision of support services to customers who beneficially own Dollar Shares, Administration Shares, Cash Reserve Shares, Cash Management Shares and Plus Shares.

        The Funds do not intend to seek profits through short-term trading. Each Fund's annual portfolio turnover will be relatively high, but is not expected to have a material effect on its net income. Each Fund's portfolio turnover rate is expected to be zero for regulatory reporting purposes.

        Investment Instruments and Policies

        The following supplements the description of the investment instruments and/or policies which are applicable to certain Funds.

        Variable and Floating Rate Instruments. The Funds may purchase variable and floating rate instruments. Variable and floating rate instruments are subject to the credit quality standards described in the Prospectuses. In some cases, the Funds may require that the obligation to pay the principal of the instrument be backed by a letter of credit or guarantee. Such instruments may carry stated maturities in excess of 13 months provided that the maturity-shortening provisions stated in Rule 2a-7 are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Fund may be entitled to principal on demand and may be able to resell such notes in the dealer market.

        Variable and floating rate demand instruments held by a Fund may have maturities of more than 13 months provided: (i) the Fund is entitled to the payment of principal and interest at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. Variable and floating rate notes that do not provide for payment within seven days may be deemed illiquid and subject to a 10% limitation on illiquid investments.

        In determining a Fund's average weighted portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Fund's average weighted portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. Variable and floating notes are not typically rated by credit rating agencies, but their issuers must satisfy the Fund's quality and maturity requirements. If an issuer of such a note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of an active secondary market and might, for this or other reasons, suffer a loss. The Fund invests in variable or floating rate notes only when the Adviser deems the investment to involve minimal credit risk.

        Repurchase Agreements. TempFund, TempCash, FedFund and T-Fund may purchase repurchase agreements. In a repurchase agreement, a Fund purchases money market instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price. The securities subject to a repurchase agreement may bear maturities exceeding 13 months, provided the repurchase agreement itself matures in 13 months or less. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities.

Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, or obligations rated in the highest category by at least two nationally recognized statistical rating organizations (an "NRSRO") (or by the only NRSRO providing a rating). The ratings by NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity, and interest rate may have different market prices. The Appendix to this Statement of Additional Information contains a description of the relevant rating symbols used by NRSROs for commercial paper that may be purchased by each Fund. Collateral for repurchase agreements entered into by TempFund, TempCash and FedFund may also include classes of collateralized mortgage obligations ("CMOs") issued by agencies and instrumentalities of the U.S. Government, such as interest only ("IOs") and principal only ("POs") securities, residual interests, planned amortization class ("PACs") certificates and targeted amortization class (TACs) certificates. See "Mortgage-Related and Other Asset-Backed Securities" for information about IOs, POs, PACs and TACs.

        The repurchase price under the repurchase agreements described in the Funds' Prospectuses generally equals the price paid by that Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Company's custodian or sub-custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

        The Trust, BlackRock Advisors, Inc. and The PNC Financial Services Group, Inc. ("PNC") have received exemptive relief (the "Order") from the SEC permitting the Trust, in connection with PNC's subsidiary banks' same day sweep program, to engage in overnight repurchase transactions in which PNC, or any entity that controls, is controlled by or is under common control with PNC (collectively, the "PNC Companies"), is the counterparty. The Order requires that, among other things: (i) each repurchase agreement transaction be effected pursuant to a master repurchase agreement between the Trust and the participating PNC Companies; (ii) the PNC Companies maintain at all times in a segregated sub-custodian account, in the name of the Trust for the benefit of the applicable series, collateral having a value, when added to the value of the collateral collateralizing any overnight repurchase agreements the PNC Companies have outstanding at that time, at least equal to the amount necessary to collateralize fully repurchase agreements with the Trust on behalf of each applicable series in an amount equal to the maximum amount that may be invested by the Trust on behalf of the applicable series in repurchase agreements for which any of the PNC Companies is the counterparty (the "Maximum Purchase Amount"); (iii) the master repurchase agreement be collateralized only by securities that are, except as to maturity, first-tier securities that are eligible collateral for all of the applicable series under the applicable Prospectuses and Statement of Additional Information and Rule 2a-7 under the 1940 Act and that enable the repurchase agreements to be treated as such under the United States Bankruptcy Code and analog provisions of the United States banking laws; (iv) before any repurchase agreement is entered into pursuant to the Order, the Adviser obtain and document competitive quotations from at least two other dealers with respect to repurchase agreements comparable to the type of repurchase agreement involved, except that if quotations are unavailable from two such dealers only one other competitive quotation is required; (v) before entering into a transaction pursuant to the exemption, a determination is required in each instance, based upon the information available to the Adviser, that the interest rate to be earned from the repurchase agreement to be entered into with any PNC Company is at least equal to that available from the repurchase agreements with respect to which quotes were obtained; (vi) the Trust limit the amount of each series' net assets that may be invested pursuant to the Order with the PNC Companies to not more than 15% of a series' net assets; (vii) PNC designate certain bank officers to be responsible for monitoring the daily operation of the sweep program and establish a committee comprised of such officers and PNC's internal auditors to monitor the program, enforce procedures established to ensure compliance with the Order and report periodically to the Trust's Board of Trustees concerning such program; and (viii) the Trust's Board of Trustees establish procedures reasonably designed to ensure compliance with the Order's conditions.

        Securities Lending. Each of TempFund, TempCash, FedFund and T-Fund, Federal Trust Fund and Treasury Trust Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will only be made to borrowers deemed by the Adviser to be creditworthy.

        Reverse Repurchase Agreements. Each of TempFund, TempCash, FedFund and T-Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is temporarily borrowing money at an agreed upon interest rate from the purchaser of the security, and the security sold represents collateral for the loan.

        A Fund's investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. A Fund will maintain in a segregated account, liquid securities at least equal to its purchase obligations under these agreements. The Adviser will evaluate the creditworthiness of the other party in determining whether a Fund will enter into a reverse repurchase agreement. The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by a Fund with the proceeds of such an agreement may decline in value, although the Fund is obligated to repurchase the securities sold to the counter party at the agreed upon price. In addition, the market value of the securities sold by a Fund may decline below the repurchase price to which the Fund remains committed.

        Reverse repurchase are considered to be borrowings under the Investment Company Act of 1940 and may be entered into only for temporary or emergency purposes. Each of TempFund, TempCash, FedFund and T-Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements and securities lending transactions. Investments in reverse repurchase agreements and securities lending transaction will be aggregated for purposes of this investment limitation.

        When-Issued and Delayed Settlement Transactions. The Funds may utilize when-issued and delayed settlement transactions. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed settlement basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase when-issued or delayed settlement securities, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case that Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. A Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments. When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of a Fund's investment objective. Each Fund reserves the right to sell these securities before the settlement date if it is deemed advisable.

        U.S. Government Obligations. Examples of the types of U.S. Government obligations that may be held by the Funds include U.S. Treasury Bills, Treasury Notes, and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks
System, Maritime Administration, Tennessee Valley Authority, and Washington D.C. Armory Board. The Funds may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such instruments as obligations of the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

        Mortgage-Related and Other Asset-Backed Securities. TempFund and TempCash may purchase mortgage-related and other asset-backed securities. Mortgage-related securities include fixed and adjustable Mortgage Pass-Through Certificates, which provide the holder with a pro-rata share of interest and principal payments on a pool of mortgages, ordinarily on residential properties. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Pass-Through Certificates guaranteed by GNMA (also known as "Ginnie Maes") are guaranteed as to the timely payment of principal and interest by GNMA, whose guarantee is backed by the full faith and credit of the United States. Mortgage-related securities issued by FNMA include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are guaranteed as to timely payment of principal and interest by FNMA. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the FNMA to borrow from the Treasury. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs"). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC is required to remit the amount due on account of its guarantee of ultimate payment of principal no later than one year after it becomes payable.

        A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. ("PNC Mortgage") (or Sears Mortgage if PNC Mortgage succeeded to the rights and duties of Sears Mortgage) or Midland Loan Services, Inc. ("Midland"), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out its duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

        TempCash only may invest in classes of CMOs deemed to have a remaining maturity of 13 months or less in accordance with the requirements of Rule 2a-7 under the 1940 Act (except that collateral for repurchase agreements entered into by TempCash, TempFund and FedFund may also include classes of CMOs issued by agencies and instrumentalities of the U.S. Government). Each class of a CMO, which frequently elect to be taxed as a real estate mortgage investment conduit ("REMIC"), represents an ownership interest in, and the right to receive a specified portion of, the cash flow consisting of interest and principal on a pool of residential mortgage loans or mortgage pass-through securities ("Mortgage Assets"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including GNMA, FNMA and FHLMC, or issued by trusts formed by private originators of, or investors in, mortgage loans. Classes in CMOs which TempCash may hold are known as "regular" interests. TempCash may also hold "residual" interests, which in general are junior to and more volatile than regular interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. The market for CMOs may be more illiquid than those of other securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

        Classes of CMOs include IOs, POs, PACs and TACs. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

        PACs are parallel pay REMIC pass-through or participation certificates ("REMIC Certificates") which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are more volatile than the PAC classes.

        TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC's payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular CMO class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

        TempFund and TempCash may also invest in non-mortgage asset-backed securities (backed, e.g., by installment sales contracts, credit card
                    ----
receivables or other assets). Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

        The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time.
                                        ----
As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.

        In general, the assets supporting non-mortgage asset-backed securities are of shorter maturity than the assets supporting mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

        These characteristics may result in a higher level of price volatility for asset-backed securities with prepayment features under certain market conditions. In addition, while the trading market for short-term mortgages and asset backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

        Banking Industry Obligations. For purposes of TempFund's and TempCash's investment policies, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign banks in which TempCash may invest include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar- denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States. TempFund may invest in U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank.

        Special Considerations Regarding Foreign Investments. Investments in the obligations of foreign issuers, including foreign governments, foreign banks and foreign branches of U.S. banks, may subject a Fund to investment risks that are different in some respects from those of investments in obligations of U.S. domestic issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, interest limitations, the possible establishment of exchange controls, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire U.S. dollar-denominated securities issued by foreign issuers, including foreign governments, foreign banks and foreign branches of U.S. banks, only when the Fund's investment adviser believes that the risks associated with such instruments are minimal.

        Guaranteed Investment Contracts. TempCash may invest in guaranteed investment contracts and similar funding agreements ("GICs"). In connection with these investments, TempCash makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest, which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index). The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. TempCash will only purchase GICs from insurance companies which, at the time of purchase, are rated "A+" by A.M. Best Company, have assets of $1 billion or more and meet quality and credit standards established by the adviser under guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some GICs does not currently exist.

        Investment Company Securities. The Funds may invest in securities issued by other open-end investment companies that invest in the type of obligations in which such Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method (i.e., money market funds). Investments in the other investment companies will cause a Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company;
(b) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting securities of any one investment company will be owned by the Fund. A Fund, as discussed below in "Investment Limitations" may invest all of its assets in an open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

        Municipal Obligations. MuniFund, MuniCash, California Money Fund, New York Money Fund, TempFund and TempCash, may purchase municipal obligations. Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if the interest paid thereon is (subject to the federal alternative minimum tax) exempt from regular federal income tax.

        From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, enacted in October 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must include all tax-exempt interest in the calculation of adjusted current earnings for purposes of determining the corporation's alternative minimum tax liability. The Trust cannot predict what legislation or regulations, if any, may be proposed in Congress or promulgated by the Department of Treasury as regards the federal income tax exemption of interest on such obligations or the impact of such legislative and regulatory activity on such exemption.

        The two principal classifications of Municipal Obligations which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the municipal issuer. Consequently, the credit quality of private activity bonds is usually related to the credit standing of the corporate user of the facility involved.

        The Funds' portfolios may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

        There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Funds, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Adviser will consider such an event in determining whether the Funds should continue to hold the obligation.

        An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

        Among other types of Municipal Obligations, the Funds may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in other types of tax-exempt instruments, including general obligation and private activity bonds, provided they have remaining maturities of 13 months or less at the time of purchase.

        MuniFund, MuniCash, California Money Fund and New York Money Fund may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Funds may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Funds nor the Adviser will independently review the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinion.

        Before purchasing a tax-exempt derivative for such Funds, the Adviser is required by the Funds' procedures to conclude that the tax-exempt security and the supporting short-term obligation involve minimal credit risks and are Eligible Securities under the Funds' Rule 2a-7 procedures. In evaluating the creditworthiness of the entity obligated to purchase the tax-exempt security, the Adviser will review periodically the entity's relevant financial information. Currently, the Adviser may purchase tax-exempt derivatives for the Funds so long as after any purchase not more than 25% of the Funds' assets are invested in such securities.

        Restricted and Other Illiquid Securities. The SEC has adopted Rule 144A under the Securities Act of 1933 (the "1933 Act") that allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser will monitor the liquidity of restricted and other illiquid securities under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider, inter
                                                                      -----
alia, the following factors: (1) the unregistered nature of a Rule 144A
----
security; (2) the frequency of trades and quotes for the Rule 144A security; (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers; (4) dealer undertakings to make a market in the Rule 144A security; (5) the trading markets for the Rule 144A security; and (6) the nature of the Rule 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method
        ---
of soliciting offers and the mechanics of the transfer).

        Stand-By Commitments. MuniFund, MuniCash, California Money Fund and New York Money Fund may acquire stand-by commitments. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as "put" options.) Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred, or assigned only with the instruments involved. A Fund's right to exercise stand-by commitments will be unconditional and unqualified.

        Short-Term Trading. Federal Trust Fund and Treasury Trust Fund may seek profits through short-term trading and engage in short-term trading for liquidity purposes. Increased trading may provide greater potential for capital gains and losses, and also involves correspondingly greater trading costs which are borne by the Fund involved. BIMC will consider such costs in determining whether or not a Fund should engage in such trading. The portfolio turnover rate for the Funds is expected to be zero for regulatory reporting purposes.

Special Considerations with Respect to California Money Fund

        The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information available as of the date of this Statement of Additional Information from official statements and prospectuses relating to securities offerings of the State of California and various local agencies in California. While the Trust has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

1995-96 through 1997-98 Fiscal Years

        With the end of the recession of the early 1990's and a growing economy beginning in 1995, the State's financial condition improved markedly through a combination of increasing revenues, slowdown in growth of social welfare programs, and continued spending restraint.

        The economy grew strongly during these fiscal years, and as a result, the General Fund took in substantially greater tax revenues (approximately $2.2 billion in 1995-96, $1.6 billion in 1996-97, $2.4 billion in 1997-98 and $1.70 billion in 1998-99) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97 and to fund new program incentives in 1998-99. The accumulated budget deficit from the recession years was eliminated.

The 1998-99 Fiscal Year Budget

        The following were major features of the 1998 Budget Act and certain additional fiscal bills enacted before the end of the legislative session:

        1. The most significant feature of the 1998-99 budget was agreement on a total of $1.4 billion of tax cuts. The central element was a bill which provided for a phased-in reduction of the Vehicle License Fee ("VLF"). Since the VLF is transferred to cities and counties under existing law, the bill provided for the General Fund to replace the lost revenues. Starting on January 1, 1999, the VLF was reduced by 25 percent, at a cost to the General Fund of approximately $500 million in the 1998-99 Fiscal Year and about $1 billion annually thereafter.

        In addition to the cut of VLF, the 1998-99 budget included both temporary and permanent increases in the personal income tax dependent credit ($612 million General Fund cost in 1998-99, and less in future years), a nonrefundable renter's tax credit ($133 million), and various targeted business tax credits ($106 million).

        2. Proposition 98 funding for K-14 schools was increased by $1.7 billion in General Fund moneys over revised 1997-98 levels, approximately $300 million higher than the minimum Proposition 98 guarantee. Of the 1998-99 funds, major new programs included money for instructional and library materials, previously deferred maintenance, support for increasing the school year to 180 days and reduction for class sizes in Grade 9.

        3. Funding for higher education increased substantially above the actual 1997-98 level. General Fund support was increased by $340 million (15.6 percent) for the University of California and $267 million (14.1 percent) for the California State University system. In addition, Community Colleges funding increased by $300 million (6.6 percent).

        4. The budget included increased funding for health, welfare and social services programs. A 4.9 percent grant increase was included in the basic welfare grants, the first increase in those grants in nine years.

        5. Funding for the judiciary and criminal justice programs increased approximately 11 percent over 1997-98, primarily to reflect increased State support for local trial courts and rising prison population.

        6. Major legislation enacted after the 1998 Budget Act included new funding for resources projects, a share of the purchase of the Headwaters Forest, funding for the Infrastructure and Economic Development Bank ($50 million) and funding for the construction of local jails. The State realized savings of $433 million from a reduction in the State's contribution to the State Teacher's Retirement System in 1998-99.

1999-2000 Fiscal Year Budget

The following were major features of the 1999 Budget Act:

        1. Proposition 98 funding for K-12 schools was increased by $1.6 billion in General Fund moneys over revised 1998-99 levels, $108.6 million higher than the minimum Proposition 98 guarantee. Of the 1999-2000 funds, major new programs included money for reading improvement, new textbooks, school safety, improving teacher quality, funding teacher bonuses, providing greater accountability for school performance, increasing preschool and after school care programs and funding deferred maintenance of school facilities.

        2. Funding for higher education increased substantially above the actual 1998-99 level. General Fund support was increased by $184 million (7.3 percent) for the University of California and $126 million (5.9 percent) for the California State University system. In addition, Community Colleges funding increased by $324.3 million (6.6 percent). As a result, undergraduate fees at the University of California and the California State University System were reduced for the second consecutive year, and the per-unit charge at Community Colleges was reduced by $1.

        3. The Budget included increased funding of nearly $600 million for health and human services.

        4. About $800 million from the General Fund was directed toward infrastructure costs, including $425 million in additional funding for the Infrastructure Bank, initial planning costs for a new prison in the Central Valley, additional equipment for train and ferry service, and payment of deferred maintenance for state parks.

        5. The Legislature enacted a one-year additional reduction of 10 percent of the VLF for calendar year 2000, at a General Fund cost of about $250 million in each of FY 1999-2000 and 2000-01 to make up lost funding to local governments. Conversion of this one-time reduction to a permanent cut will remain subject to the revenue tests in the legislation adopted in the prior year.

        6. A one-time appropriation of $150 million, to be split between cities and counties, was made to offset property tax shifts during the early 1990's. Additionally, an ongoing $50 million was appropriated as a subvention to cities for jail booking or processing fees charged by counties when an individual arrested by city personnel is taken to a county detention facility.

        The State's Legislative Analyst ("LAO") issued a report in February 2000 indicating General Fund revenues for the 18-month period (January 2000 through June 2001) could be as much as $4.2 billion higher than the 2000-01 Governor's Budget estimates. The LAO estimate was issued after analyzing actual revenues for December 1999 and January 2000, which were not available at the time the Governor's Budget estimates were prepared. The LAO report assumed the continuation of strong economic growth in the State during this period.

Proposed 2000-01 Fiscal Year Budget

        On January 10, 2000, Governor Davis released his proposed budget for Fiscal Year 2000-01. The 2000-01 Governor's Budget generally reflects that General Fund revenues for Fiscal Year 1999-2000 will be higher than projections made at the time of the 1999 Budget Act.

        The Governor's Budget projects General Fund revenues and transfers in 2000-01 of $68.2 billion. This includes anticipated payments from the tobacco litigation settlement of $387.9 million and the receipt of one-time revenue from the sale of assets.

        The Governor's Budget proposes General Fund expenditures of $68.8 billion. Included in the Budget are set-asides of $500 million for legal contingencies and $100 million for various one-time legislative initiatives. Based on the proposed revenues and expenditures, the Governor's Budget projects the June 30, 2001 balance in the SFEU to be $1.238 billion.

Constitutional, Legislative and Other Factors

        Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects described below, among others.

        Revenue Distribution. Certain Debt Obligations in the Portfolio may be obligations of issuers which rely in whole or in part on California State revenues for payment of these obligations. Property tax revenues and a portion of the State's General Fund surplus are distributed to counties, cities and their various taxing entities and the State assumes certain obligations theretofore paid out of local funds. Whether and to what extent a portion of the State's General Fund will be distributed in the future to counties, cities and their various entities is unclear.

        Health Care Legislation. Certain Debt Obligations in the Portfolio may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those Debt Obligations.

        The federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. Historically, the Medi-Cal program has provided for a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any hospital wanting to participate in the Medi-Cal program, provided such hospital met applicable requirements for participation. California law now requires that the State shall selectively contract with hospitals to provide acute inpatient services to Medi-Cal patients. Medi-Cal contracts currently apply only to acute inpatient services. Generally, such selective contracting is made on a flat per diem payment basis for all services to Medi-Cal beneficiaries, and generally such payment has not increased in relation to inflation, costs or other factors. Other reductions or limitations may be imposed on payment for services rendered to Medi-Cal beneficiaries in the future.

        Under this approach, in most geographical areas of California, only those hospitals which enter into a Medi-Cal contract with the State are paid for non-emergency acute inpatient services rendered to Medi-Cal beneficiaries. The State may also terminate these contracts without notice under certain circumstances and is obligated to make contractual payments only to the extent the California legislature appropriates adequate funding therefor.

        California enacted legislation in 1982 that authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as "preferred provider organizations" ("PPOs"), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an exclusive provider plan, which includes most health maintenance organizations ("HMOs"), private payors limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO. It is expected that failure to execute and maintain such PPO and HMO contracts would reduce a hospital's patient base or gross revenues. Conversely, participation may maintain or increase the patient base, but may result in reduced payment and lower net income to the contracting hospitals.

        These Debt Obligations may also be insured by the State of California pursuant to an insurance program implemented by the Office of Statewide Health Planning and Development for health facility construction loans. If a default occurs on insured Debt Obligations, the State Treasurer will issue debentures payable out of a reserve fund established under the insurance program or will pay principal and interest on an unaccelerated basis from unappropriated State funds. The Office of Statewide Health Planning and Development commissioned various studies commencing in December 1983, to evaluate the adequacy of the reserve fund established under the insurance program and based on certain formulations and assumptions found the reserve fund substantially underfunded. The most recent study, prepared in December 1998 by Ernst & Young LLP included, among other things, that although the fund would not meet California private insurance reserve standards, reserves were sufficient and, assuming "normal and expected" conditions, the Health Facility Construction Loan Insurance Fund, as of June 30, 1998, should maintain a positive balance over the long term.

        Mortgages and Deeds. Certain Debt Obligations in the Portfolio may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two statutes limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

        Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale after expiration of the three-month reinstatement period, which notice of sale must be given at least 20 days before the scheduled sale date. The debtor may reinstate the mortgage, in the manner described above, up to five business days prior to the scheduled sale date. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

        In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the federal or State Constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

        Certain Debt Obligations in the Portfolio may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California law statutory limitations described above applicable to obligations secured by real property. Under California law antideficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

        Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and then only if the borrower prepays an amount in excess of 20% of the original principal amount of the mortgage loan in a 12-month period; a prepayment charge cannot in any event exceed six months' advance interest on the amount prepaid during the 12-month period in excess of 20% of the original principal amount of the loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding obligations which financed such home mortgages.

        Proposition 9. On November 6, 1979, an initiative known as "Proposition 9" or the "Gann Initiative" was approved by the California voters, which added
Article XIIIB to the California Constitution. Under Article XIIIB, State and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain 1978/79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population, and certain services provided by these entities. Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising tax rates or fee schedules over the subsequent two years.

        Proposition 13. Certain of the Debt Obligations may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of Article XIIIA was to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues.

        Section 1 of Article XIIIA, as amended, limits the maximum ad valorem tax on real property to 1% of full cash value to be collected by the counties and apportioned according to law. The 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975/76 tax bill under "full cash value" or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the common price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors.

        Legislation enacted by the California Legislature to implement Article XIIIA provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA.

        Proposition 62. On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative provided the following:

        1. Requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity;

        2. Requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction;

        3. Restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed;

        4. Prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA;

        5. Prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments;

        6. Requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative;

        7. Requires that, in the event of local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and

        8. Permits these provisions to be amended exclusively by the voters of the State of California.

        In September 1988, the California Court of Appeal in City of Westminster
                                                             -------------------
v. County of Orange, 204 Cal. App. 3d 623 (Cal. Ct. App. 1988), held that
-------------------
Proposition 62 was unconstitutional to the extent that it required a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is impossible to predict the impact of this decision on charter cities, on special taxes or on new taxes imposed after the effective date of Proposition 62. The California Court of Appeals in City of Woodlake v. Logan, 230 Cal. App. 3d 1058 (1991),
                    -------------------------
subsequently held that Proposition 62's popular vote requirements for future local taxes also provided for an unconstitutional referanda. The California Supreme Court declined to review both the Westminster and the Woodlake
                                          -----------         --------
decisions.

        In Santa Clara Local Transp. Auth. v. Guardino, 11 Cal. 4th 220 (1995),
           -------------------------------------------
reh'g denied, modified 12 Cal. 4th 344 (1995), the California Supreme Court
------------  --------
upheld the constitutionality of Proposition 62's popular vote requirements for future taxes, and specifically disapproved of the Woodlake decision as
                                                  --------
erroneous. The Court did not determine the correctness of the Westminster
                                                              -----------
decision, because that case appeared distinguishable, was not relied on by the parties in Guardino, and involved taxes not likely to still be at issue. It is
           --------
impossible to predict the impact of the Supreme Court's decision on charter cities or on taxes imposed in reliance on the Woodlake case.
                                              --------

        In McBrearty v. City of Brawley, 59 Cal. App. 4th 1441, 69 Cal. Rptr. 2d
           ----------------------------
862 (Cal. Ct. App. 1997), the Court of Appeals held that the city of Brawley must either hold an election or cease collection of utility taxes that were not submitted to a vote. In 1991, the city of Brawley adopted an ordinance imposing a utility tax on its residents and began collecting the tax without first seeking voter approval. In 1996, the taxpayer petitioned for writ of mandate contending that Proposition 62 required the city to submit its utility tax on residents to vote of local electorate. The trial court issued a writ of mandamus and the city appealed.

        First, the Court of Appeal held that the taxpayer's cause of action accrued for statute of limitation purposes at the time of the Guardino decision
                                                              --------
rather than at the time when the city adopted the tax ordinance which was July 1991. Second, the Court held that the voter approval requirement in Proposition 62 was not an invalid mechanism under the state constitution for the involvement of the electorate in the legislative process. Third, the Court rejected the city's argument that Guardino should only be applied on a prospective basis.
                     --------
Finally, the Court held Proposition 218 (see discussion below) did not impliedly protect any local general taxes imposed prior to January 1, 1995 against challenge.

        Proposition 87. On November 8, 1988, California voters approved Proposition 87. Proposition 87 amended Article XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments approved by voters on or after January 1, 1989.

        Proposition 98. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (modified by Proposition 111 as discussed below), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIIIB by reference to State per capita personal income) and enrollment ("Test 2"), or
(c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

        Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIIIB limit to K-14 schools.

        Proposition 111. On June 30, 1989, the California Legislature enacted Senate Constitutional Amendment 1, a proposed modification of the California Constitution to alter the spending limit and the education funding provisions of Proposition 98. Senate Constitutional Amendment 1 - on the June 5, 1990 ballot as Proposition 111 - was approved by the voters and took effect on July 1, 1990. Among a number of important provisions, Proposition 111 recalculated spending limits for the State and for local governments, allowed greater annual increases in the limits, allowed the averaging of two years' tax revenues before requiring action regarding excess tax revenues, reduced the amount of the funding guarantee in recession years for school districts and community college districts (but with a floor of 40.9 percent of State general fund tax revenues), removed the provision of Proposition 98 which included excess moneys transferred to school districts and community college districts in the base calculation for the next year, limited the amount of State tax revenue over the limit which would be transferred to school districts and community college districts, and exempted increased gasoline taxes and truck weight fees from the State appropriations limit. Additionally, Proposition 111 exempted from the State appropriations limit funding for capital outlays.

        Proposition 218. On November 5, 1996, the voters of the State approved Proposition 218, a constitutional initiative, entitled the "Right to Vote on Taxes Act" ("Proposition 218"). Proposition 218 adds Articles XIII C and XIII D to the California Constitution and contains a number of interrelated provisions affecting the ability of local governments to levy and collect both existing and future taxes, assessments, fees and charges. Proposition 218 became effective on November 6, 1996. The Sponsors are unable to predict whether, if challenged, and to what extent Proposition 218 may be held to be constitutional or how its terms will be interpreted and applied by the courts. However, if upheld, Proposition 218 could substantially restrict certain local governments' ability to raise future revenues and could subject certain existing sources of revenue to reduction or repeal, and increase local government costs to hold elections, calculate fees and assessments, notify the public and defend local government fees and assessments in court. For example, as discussed below, a California appellate court in the case of Consolidated Fire Protection Dist. et al. v. Howard Jarvis Taxpayers' Assoc., 63 Cal. App. 4th 211 (1998) upheld one of the provisions of Proposition 218 that allows a majority of affected property owners to defeat local government attempts to increase certain property-based fees or charges.

        Article XIII C of Proposition 218 requires majority voter approval for the imposition, extension or increase of general taxes and two-thirds voter approval for the imposition, extension or increase of special taxes, including special taxes deposited into a local government's general fund.

        Article XIII C of Proposition 218 also expressly extends the initiative power to give voters the power to reduce or repeal local taxes, assessments, fees and charges, regardless of the date such taxes, assessments, fees or charges were imposed. This extension of the initiative power to some extent constitutionalizes the March 6, 1995 State Supreme Court decision in Rossi v.
                                                                     --------
Brown, which upheld an initiative that repealed a local tax and held that the
-----
State constitution does not preclude the repeal, including a prospective repeal, of a tax ordinance by an initiative, as contrasted with the State constitutional prohibition on referendum powers regarding statutes and ordinances which impose a tax. Generally, the initiative process enables California voters to enact legislation upon obtaining requisite voter approval at a general election. Proposition 218 extends the authority stated in Rossi v. Brown by expanding the
                                                --------------
initiative power to include reducing or repealing assessments, fees and charges, which had previously been considered administrative rather than legislative matters and therefore beyond the initiative power.

        The initiative power granted under Article XIII C of Proposition 218, by its terms, applies to all local taxes, assessments, fees and charges and is not limited to local taxes, assessments, fees and charges that are property related.

        Article XIII D of Proposition 218 adds several new requirements making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. "Assessment" is defined to mean any levy or charge upon real property for a special benefit conferred upon the real property.

        Article XIII D of Proposition 218 also adds several provisions affecting "fees" and "charges" which are defined as "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and, after June 30, 1997, existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which (i) generate revenues exceeding the funds required to provide the property related service, (ii) are used for any purpose other than those for which the fees and charges are imposed, (iii) are for a service not actually used by, or immediately available to, the owner of the property in question, or (iv) are used for general governmental services, including police, fire or library services, where the service is available to the public at large in substantially the same manner as it is to property owners. Further, before any property related fee or charge may be imposed or increased, written notice must be given to the record owner of each parcel of land affected by such fee or charges. The local government must then hold a hearing upon the proposed imposition or increase of such property based fee, and if written protests against the proposal are presented by a majority of the owners of the identified parcels, the local government may not impose or increase the fee or charge. This aspect of Proposition 218, section 4 of Article XIIID, was found not to constitute an unlawful referendum pursuant to Article II, section 9 of the California Constitution. Following Guardino, in this regard, the court in
                                   --------
Consolidated Fire Protection Dist. held that these "balloting procedures" were
----------------------------------
constitutional. 63 Cal. App. at 225-26. Moreover, except for fees or charges for sewer, water and refuse collection services, no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

Special Considerations Relating To New York Municipal Obligations

        Some of the significant financial considerations relating to the Fund's investments in New York Municipal Securities are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York as supplemented and contained in official statements relating to issues of New York Municipal Securities that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

        State Economy. New York is one of the most populous states in the nation
        -------------
and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

        Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries. The State's finance, insurance and real estate share, as measured by wages, is particularly large relative to the nation. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector.

        The forecast of the State's economy shows continued expansion throughout 2000. Most major sectors recorded significant employment gains for the first quarter of 2000, with the services sector accounting for most of the increase. Much of this increase occurred in business services. The employment growth rate in 2000 is expected to be 2.1 percent, which, although lower than 1999's 2.6 percent, represents another strong year relative to recent historical performance. The unemployment rate is expected to be 4.9 percent in 2000, down from 5.1 percent in 1999. Personal income is expected to rise 6.1 percent in 2000, with a 7.5 percent increase in wages. Two major factors are working to produce this impressive growth in wages. One is the overall tightness in the labor market, and the other is strong growth in financial sector bonus payments.

        Given the importance of the securities industry in the New York State economy, a significant change in stock market performance during the forecast horizon could result in financial sector profits and bonuses that are significantly different from those embodied in the forecast. Any actions by the Federal Reserve Board to moderate inflation by increasing interest rates more than anticipated may have an adverse impact in New York given the sensitivity of financial markets to interest rate shifts and the prominence of these markets in the New York economy. In addition, there is a possibility that greater-than-anticipated mergers, downsizing, and relocation of firms caused by deregulation and global competition may have a significant adverse effect on employment growth.

        There can be no assurance that the State economy will not experience worse-than-predicted results, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

        State Budget. The State Constitution requires the Governor to submit to
        ------------
the State Legislature (the "Legislature") a balanced executive budget, which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

        State law requires the Governor to propose a balanced budget each year. In recent years, the State has closed projected budget gaps of $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than $1 billion (1998-99). The State's current fiscal year began on April 1, 2000 and ends on March 31, 2001. On March 30, 2000, the State adopted the debt service portion of the State budget for the 2000-01 fiscal year; the remainder of the budget was enacted by the State Legislature on May 5, 2000, 35 days after the statutory deadline of April 1. The Governor approved the budget as passed by the Legislature. Prior to passing the budget in its entirety for the current fiscal year, the State enacted interim appropriations that permitted the State to continue its operations.

        In 2000-01, General Fund disbursements, including transfers to support capital projects, debt service and other funds, are estimated at $38.92 billion, an increase of $1.75 billion or 4.72 percent over 1999-2000. Projected spending under the 2000-01 enacted budget is $992 million above the Governor's Executive Budget recommendations, including 30-day amendments submitted January 31, 2000.

        The 2000-01 Financial Plan projects closing balances in the General Fund and other reserves of $3.2 billion, including $1.71 billion in the General Fund. This closing balance is comprised of $675 million in reserves for potential labor costs resulting from new collective bargaining agreements and other spending commitments, $547 million in the Tax Stabilization Reserve Fund ("TSRF") (for use in case of unanticipated deficits), $150 million in the Contingency Reserve Fund ("CRF") (which helps offset litigation risks), and $338 million in the Community Projects Fund ("CPF") (which finances legislative initiatives). In addition to the $1.71 billion balance in the General Fund, $1.2 billion is projected for reserve in the STAR Special Revenue Fund and $250 million in the Debt Reduction Reserve Fund ("DRRF").

        Several developments arising from negotiations on the budget will affect State finances in subsequent years. First, a portion of legislative additions to the 2000-01 Executive Budget will recur at higher spending levels in 2001-02 and beyond, including increased funding for school aid, tuition assistance, and prescription drug coverage for the elderly. Second, the Legislature enacted the Debt Reform Act of 2000 ("Debt Reform Act"). The Debt Reform Act, which applies to new State-supported debt issued on or after April 1, 2000, imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital purposes only, and restricts the maximum term of State debt issuances to no more than 30 years. Finally, the State adopted an additional tax relief package that will reduce tax receipts by $1.2 billion when fully effective; this package includes the elimination or reduction of gross receipts tax on energy ($330 million), the expansion of the "Power for Jobs" energy tax credit program ($125 million), a college tuition deduction or credit taken against personal income taxes ($200 million), and reduction of the marriage penalty for taxpayers who file jointly ($200 million).

        The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 2000-01 fiscal year, the General Fund (exclusive of transfers) is expected to account for approximately 46.6 percent of all governmental funds disbursements and 67.8 percent of total State funds disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

        Total General Fund receipts and transfers from other funds are projected to be $39.72 billion in 2000-01, an increase of $2.32 billion over 1999-2000. Total General Fund disbursements and transfers to other funds are projected to be $38.92 billion, an increase of $1.75 billion over 1999-2000. Total General Fund receipts and transfers from other funds in 2000-01 are projected to be $39.72 billion, an increase of $2.32 billion from the $37.40 billion recorded in 1999-2000. This total includes $36.35 billion in tax receipts, $1.34 billion in miscellaneous receipts, and $2.03 billion in transfers from other funds. The transfer of $3.4 billion in net resources through the tax refund reserve account from 1999-2000 to the 2000-01 fiscal period has the effect of exaggerating the growth in State receipts from year to year by depressing reported 1999-2000 figures and inflating 2000-01 projections.

        General Fund disbursements, including transfers to support capital projects, debt service and other funds, are currently estimated at $38.92 billion in 2000-01, an increase of $1.75 billion or 4.7 percent over 1999-2000. Following the pattern of the last three fiscal years, education programs receive the largest share of increased funding in the 2000-01 Financial Plan. School aid is projected to grow by $850 million or 8.0 percent over 1999-2000 (on a State fiscal year basis). Spending on other local education and higher education programs will also increase significantly from the prior year, growing by $376 million or 13.3 percent. Outside of education, the largest growth in spending is for State operations ($507 million) and general State charges ($104 million).

        Projected spending in the 2000-01 Financial Plan is $992 million above the Executive Budget projections. The increase in General Fund spending is comprised of legislative additions to the Executive Budget (primarily in education), offset by various spending reestimates, including lower projected spending for Medicaid, welfare, debt service and general State charges.

        The Financial Plan also reflects the use of resources from the Health Care Reform Act of 2000 ("HCRA 2000") that will help finance several health and mental hygiene programs in Special Revenue Funds, including prescription drug assistance for the elderly, supplemental Medicare insurance, and other public health services.

        Despite recent budgetary surpluses recorded by the State, actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, and actions by the federal government could impact projected budget gaps for the State. These gaps would result from a disparity between recurring revenues and the costs of increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and, under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years. There can also be no assurance that the Legislature will enact into law the Governor's Executive Budget, as amended, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth therein.

        Over the long term, uncertainties with regard to the economy present the largest potential risk to future budget balance in New York State. For example, a downturn in the financial markets or the wider economy is possible, a risk that is heightened by the lengthy expansion currently underway. The securities industry is more important to the New York economy than the national economy as a whole, potentially amplifying the impact of an economic downturn. A large change in stock market performance during the forecast horizon could result in wage, bonus, and unemployment levels that are significantly different from those embodied in the 2000-01 Financial Plan forecast. Merging and downsizing by firms, as a consequence of deregulation or continued foreign competition, may also have more significant adverse effects on employment than expected.

        An ongoing risk to the 2000-01 Financial Plan arises from the potential impact of certain litigation and federal disallowances now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. The 2000-01 Financial Plan contains projected reserves of $150 million in 2000-01 for such events, but assumes no significant federal disallowances or other federal actions that could affect State finances.

        The 2000-01 Financial Plan assumes the availability of certain resources to finance portions of General Fund spending for fringe benefits, health and welfare programs. These resources could become unavailable or decrease, placing additional pressures on budget balance.

        The State ended its 1999-2000 fiscal year in balance on a cash basis, with a General Fund cash-basis surplus of $1.51 billion as reported by DOB. As in recent years, strong growth in receipts above forecasted amounts produced most of the year-end surplus. Spending was also modestly below projections, further adding to the surplus.

        The State reported a closing balance of $1.17 billion in the General Fund, an increase of $275 million over the closing balance from the prior year. The balance was held in four accounts within the General Fund: the TSRF, the CRF, the DRRF and the CPF which is used to finance legislative initiatives. The balance is comprised of $547 million in the TSRF after a deposit of $74 million in 1999-2000; $107 million in the CRF; $250 million in the DRRF; and $263 million in the CPF.

        The closing fund balance excludes $3.97 billion that the State deposited into the tax refund reserve account at the close of 1999-2000 to pay for tax refunds in 2000-01 of which $521 million was made available as a result of the Local Government Assistance Corporation ("LGAC") financing program and was required to be on deposit as of March 31, 2000. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1999-2000, while increasing reported receipts in 2000-01.

        General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1999-2000 fiscal year totaled $37.40 billion, an increase of 1.6 percent over 1998-99. General Fund disbursements and transfers to other funds totaled $37.17 billion, an increase of 1.6 percent from the prior fiscal year.

        Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. The projections assume no changes in federal tax law, which could substantially alter the current receipts forecast. In addition, these projections do not include funding for new collective bargaining agreements after the current contracts expire. Actual results, however, could differ materially and adversely from their projections, and those projections may be changed materially and adversely from time to time.

        Debt Limits and Outstanding Debt. There are a number of methods by which
        --------------------------------
the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

        The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

        The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the LGAC to restructure the way the State makes certain local aid payments.

        Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. In the past, the State has taken management actions to address potential financial plan shortfalls, and DOB believes it could take similar actions should adverse variances occur in its projections for the current fiscal year. In addition, the State has projected year-end fund balances of up to $3.2 billion in 2000-01.

        On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State's outstanding bonds. On March 10, 2000, S&P assigned its A+ rating on New York State's long-term general obligations. On December 19, 2000, S&P assigned its AA rating on New York State's long-term general obligations.

        On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. On March 20, 1998, Moody's assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5, 1999, Moody's affirmed its A2 rating with a stable outlook to the State's general obligations. In June 2000, Moody's revised its outlook on the State's general obligations from stable to positive.

        New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

        Litigation. The legal proceedings listed below involve State finances
        ----------
and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are substantial, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2000-01 fiscal year or thereafter. The State will describe newly initiated proceedings which the State believes to be material, as well as any material and adverse developments in the listed proceedings, in updates or supplements to its Annual Information Statement.

        Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) action seeking enforcement of certain sales and excise taxes and tobacco products and motor fuel sold to non-Indian consumers on Indian reservations; (4) a challenge to the Governor's application of his constitutional line item veto authority; (5) a civil rights action alleging that Yonkers and its public schools were intentionally segregated; (6) a challenge to the funding for New York City public schools; and (7) a challenge as to the adequacy of the shelter allowance granted to recipients of public assistance.

        Adverse developments in the proceedings described above, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2000-01 Financial Plan. The State believes that the proposed 2000-01 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2000-01 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of

Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2000-01 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 2000-01 Financial Plan.

        Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

        On November 23, 1998, the attorneys general for forty-six states (including New York) entered into a master settlement agreement ("MSA") with the nation's largest tobacco manufacturers. Under the terms of the MSA, the states agreed to release the manufacturers from all smoking-related claims in exchange for specified payments and the imposition of restrictions on tobacco advertising and marketing. New York is projected to receive $25 billion over 25 years under the MSA, with payments apportioned among the State (51 percent), counties (22 percent), and New York City (27 percent). The projected payments are an estimate and subject to adjustments for, among other things, the annual change in the volume of cigarette shipments and the rate of inflation. From 1999-2000 through 2002-03, the State expects to receive $1.54 billion under the nationwide settlement with cigarette manufacturers. Counties, including New York City, will receive settlement payments of $1.47 billion over the same period.

        The State plans to use $1.29 billion in tobacco settlement money over the next three years to finance health programs under HCRA 2000 ($1.01 billion) and projected increased costs in Medicaid ($274 million). The remaining $250 million in one-time tobacco payments from 1999-2000 will be deposited to DRRF.

        Authorities. The fiscal stability of New York State is related, in part,
        -----------
to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.

        Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

        For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt described above, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances.

        New York City and Other Localities. The fiscal health of the State may
        ----------------------------------
also be impacted by the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

        In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.

        On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On February 3, 1998 and again on May 27, 1998, S&P assigned a BBB+ rating to the City's general obligation debt and placed the ratings on CreditWatch with positive implications. On March 9, 1999, S&P assigned its A- rating to Series 1999H of New York City general obligation bonds and affirmed the A- rating on various previously issued New York City bonds.

        Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On February 25, 1998, Moody's upgraded approximately $28 billion of the City's general obligations from Baa1 to A3. On June 9, 1998, Moody's affirmed its A3 rating to the City's general obligations and stated that its outlook was stable. In August 2000, Moody's upgraded approximately $26 billion of the City's general obligations from A3 to A2.

        On March 8, 1999, Fitch upgraded New York City's $26 billion outstanding general obligation bonds from A- to A. Subsequent to that time, the City's general obligation bonds have not been downgraded by Fitch.

        In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York ("NYC MAC") to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

        Currently, the City and its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City's Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

        New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in its Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

        The projections set forth in the City's Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

        To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs. In City fiscal years 1997-98, 1998-99 and 1999-2000, the State Constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, two actions were taken to increase the City's capital financing capacity: (i) the State Legislature created the New York City Transitional Finance Authority ("TFA") in 1997, and (ii) in 1999, the City created TSASC, Inc., a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues. Despite these actions, the City, in order to continue its capital program, will need additional financing capacity beginning in City fiscal year 2000-01, which could be provided through increasing the borrowing authority of the TFA or amending the State constitutional debt limit for City fiscal year 2001-02 and thereafter.

        The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

        Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the fiscal year.

        Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

        From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing the State assistance in the future.

                             INVESTMENT LIMITATIONS

      The following is a complete list of investment limitations and policies applicable to each of the Funds or, as indicated below, to specific Funds, that may not be changed without the affirmative votes of the holders of a majority of each Fund's outstanding shares (as defined below under "Miscellaneous"):

      1. A Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.

      2. A Fund may not act as an underwriter of securities. A Fund will not be an underwriter for purposes of this limitation if it purchases securities in transactions in which the Fund would not be deemed to be an underwriter for purposes of the Securities Act of 1933.

      3. A Fund may not make loans. The purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements are not treated as the making of loans for purposes of this limitation.

      4. A Fund may not purchase or sell real estate. The purchase of securities secured by real estate or interests therein are not considered to be a purchase of real estate for the purposes of the limitation.

      5. A Fund may not purchase or sell commodities or commodities contracts.

      6. A Fund may, notwithstanding any other fundamental investment limitations, invest all of its assets in a single open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

      7.    TempFund, TempCash, MuniFund and MuniCash: A Fund may not purchase
            -----------------------------------------
the securities of any issuer if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer except that up to 25% of the value of the Fund's assets may be invested without regard to this 5% limitation.

      8.    TempFund: TempFund may not purchase any securities which would cause
            --------
25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities, certificates of deposit, and bankers' acceptances and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy. The Fund interprets the exception for "certificates of deposit, and bankers' acceptances" in this fundamental policy to include other similar obligations of domestic banks.

      9.    TempCash: TempCash may not purchase any securities which would
            --------
cause, at the time of purchase, less than 25% of the value of its total assets to be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position) or which would cause, at the time of purchase, 25% or more of the value of its total assets to be invested in the obligations of issuers in any other industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills and other obligations issued or guaranteed by the federal government, its agencies and instrumentalities and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.

      10.   California Money Fund and New York Money Fund: Each of these Funds
            ---------------------------------------------
may not purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions.

      The following is a list of non-fundamental investment limitations applicable to each of the Funds or, as indicated below, to specific Funds. Unlike a fundamental limitation, a non-fundamental investment limitation may be changed without the approval of shareholders.

      1. A Fund may not acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

      2.    TempFund, TempCash, MuniFund, MuniCash, California Money Fund and
            -----------------------------------------------------------------
New York Money Fund: The Fund may not invest more than 10% of the value of the
-------------------
Fund's total assets in illiquid securities which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations.

      3.    California Money Fund, New York Money Fund, MuniCash and MuniFund:
            -----------------------------------------------------------------
The Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions.

      4.    TempFund: Securities purchased by the Fund (or the issuers of such
            --------
securities) will be First Tier Eligible Securities which are rated at the time of the purchase in the highest rating category by either Standard & Poor's Ratings Group or Moody's Investors Services, Inc., and will be rated in the highest rating category by any other nationally recognized statistical rating organization (a "NRSRO") that rates such security (or its issuer).

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

In General

      Information on how to purchase and redeem each Fund's shares is included in the applicable Prospectuses. The issuance of shares is recorded on a Fund's books, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

        The regulations of the Comptroller of the Currency provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. The Trust believes that the purchase of shares of the Funds by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account.

        Prior to effecting a redemption of shares represented by certificates, PFPC, the Trust's transfer agent, must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance the signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Signature Program (MSP) and the New York Stock Exchange, Inc. Medallion Securities Program. Signature guarantees that are not part of these programs will not be accepted. A Fund may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

        Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

        In addition, if, in the opinion of the Trustees of the Trust, ownership of shares has or may become concentrated to an extent which would cause a Fund to be deemed a personal holding company, a Fund may compel the redemption of, reject any order for or refuse to give effect on the books of a Fund to the transfer of a Fund's shares in an effort to prevent that consequence. A Fund may also redeem shares involuntarily if such redemption appears appropriate in light of a Fund's responsibilities under the 1940 Act or otherwise. If the Trust's Board of Directors determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other property. In certain instances, a Fund may redeem shares pro rata from each shareholder of record without payment of monetary consideration.

        Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a "Master Account"). Institutions investing in more than one of the portfolios, or classes of shares, must maintain a separate Master Account for each Fund's class of shares. Institutions may also arrange with PFPC for certain sub-accounting services (such as purchase, redemption, and dividend record keeping). Sub-accounts may be established by name or number either when the Master Account is opened or later.

Net Asset Value

        Net asset value per share of each share in a particular Fund is calculated by adding the value of all portfolio securities and other assets belonging to a Fund, subtracting the Fund's liabilities, and dividing the result by the number of outstanding shares in the Fund. "Assets belonging to" a Fund consist of the consideration received upon the issuance of Fund shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets not belonging to a particular portfolio. Assets belonging to a Fund are charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust allocated on a daily basis in proportion to the relative net assets of each of the portfolios. Determinations made in good faith and in accordance with generally accepted accounting principles by the Board of Trustees as to the allocation of any assets or liabilities with respect to a Fund are conclusive. The expenses that are charged to a Fund are borne equally by each share of the Fund, and payments to Service Organizations are borne solely by the Dollar Shares, Plus Shares, Administration Shares, Cash Reserve Shares and Cash Management Shares, respectively.

        In computing the net asset value of its shares for purposes of sales and redemptions, each Fund uses the amortized cost method of valuation pursuant to Rule 2a-7. Under this method, a Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate amortization of any discount or premium until maturity of the security. As a result, the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method seems to provide certainty in portfolio valuation, it may result in valuations of a Fund's securities which are higher or lower than the market value of such securities.

        In connection with its use of amortized cost valuation, each Fund limits the dollar-weighted average maturity of its portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than 13 months (with certain exceptions). The Board of Trustees has also established procedures, pursuant to rules promulgated by the SEC, that are intended to stabilize each Fund's net asset value per share for purposes of sales and redemptions at $1.00. Such procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which a Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten a Fund's average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing a net asset value per share determined by using available market quotations.

                             MANAGEMENT OF THE FUNDS

Trustees and Officers

         The business and affairs of the Trust are managed under the direction of the Board of Trustees. The Trustees and executive officers, their addresses, ages, principal occupations during the past five years and other affiliations are as follows:


                                                 Position with                  Principal Occupation
Name                                             the Trust        Age           During Past 5 Years
----                                             ---------        ---           -------------------
G. Nicholas Beckwith, III                        Trustee          55            President and Chief Executive
Beckwith Machinery Company                                                      Officer, Beckwith Machinery Company;
4565 William Penn Highway                                                       First Vice Chairman of the Board of
Murrysville, PA  15668                                                          Directors, University of Pittsburgh
                                                                                Medical Center -Shady Side/Presbyterian
                                                                                Hospitals; Second Vice Chairman of the Board
                                                                                of Directors, University of Pittsburgh
                                                                                Medical Center Health System; Brown
                                                                                University's Corporation Committee on
                                                                                Biomedical Affairs; Board of Trustees, Shady
                                                                                Side Academy; Trustee, Claude Worthington
                                                                                Benedum Foundation; Trustee, Chatham
                                                                                College.

Jerrold B. Harris                                Trustee          58            Until September 1, 1999, President
c/o BlackRock Provident Institutional Funds                                     and Chief Executive Officer, VWR
Bellevue Park Corporate Center                                                  Scientific Products Corp. ,
400 Bellevue Parkway                                                            Director, VWR Scientific Products
Wilmington, DE 19809                                                            Corp; Trustee, Ursinus College.

Rodney D. Johnson*                               Trustee,         59            President, Fairmount Capital
Fairmount Capital Advisors, Inc.                 President and                  Advisors, Inc.
1435 Walnut Street, Suite 300                    Treasurer
Philadelphia, PA  19102-3222

Joseph P. Platt, Jr.                             Trustee          53            Partner, Amarna Partners (private
Amarna Partners                                                                 investment company); formerly, a
One Oxford Centre, Suite 4260                                                   Director and Executive Vice
Pittsburgh, PA  15219                                                           President of Johnson & Higgins.

Robert C. Robb, Jr.                              Trustee          55            Partner, Lewis, Eckert, Robb &
Lewis, Eckert, Robb & Co.                                                       Company (management and financial
425 One Plymouth Meeting                                                        consulting firm); Trustee, EQK
Plymouth Meeting, PA  19462                                                     Realty Investors; Director, Tamaqua
                                                                                Cable Products Company; Director,
                                                                                Brynwood Partners; former Director,
                                                                                PNC Bank.


                                                 Position with                  Principal Occupation
Name                                             the Trust        Age           During Past 5 Years
----                                             ---------        ---           -------------------
Kenneth L. Urish                                 Trustee          50            Managing Partner, Urish Popeck & Co.
Urish Popeck & Co.                                                              LLC (certified public accountants
Three Gateway Center, Suite 2400                                                and consultants).
Pittsburgh, PA  15222

Frederick W. Winter                              Trustee          56            Dean, Joseph M. Katz School of
Dean-Katz Graduate School of Business                                           Business - University of Pittsburgh;
University of Pittsburgh                                                        formerly, Dean, School of Management -
372 Mervis Hall                                                                 State University of New York at
Pittsburgh, PA  15260                                                           Buffalo (1994-1997); former
                                                                                Director, Rand Capital (1996-1997); former
                                                                                Director, Bell Sports (1991-1998); Director,
                                                                                Alkon Corporation (1992-present).

W. Bruce McConnel                                Secretary        58            Partner of the law firm of Drinker
Drinker Biddle & Reath LLP                                                      Biddle & Reath LLP, Philadelphia,
One Logan Square                                                                Pennsylvania.
18th & Cherry Streets
Philadelphia, PA  19103-6996

------------------

* Mr. Johnson is an "interested person" of BlackRock Provident Institutional Funds, as that term is defined in the 1940 Act, because he is an officer of the Trust.

                  The following provides certain information about the fees received by the Trustees of the Trust for the year ending October 31, 2000.

=====================================================================================================================
                                                                                                     Total
                                                      Pension or                               Compensation from
                                                      Retirement           Estimated               Trust and
                                  Aggregate            Benefits              Annual              Trust Complex
       Name of Person,           Compensation      Accrued as part       Benefits upon              Paid to
          Position                From Trust      Of Trust Expenses        Retirement              Trustees
          --------                ----------      -----------------        ----------              --------
---------------------------------------------------------------------------------------------------------------------
G. Nicholas Beckwith, III,        $46,000.00             n/a                  n/a                 $46,000.00
Trustee
---------------------------------------------------------------------------------------------------------------------
Jerrold B. Harris, Trustee        $46,000.00             n/a                  n/a                 $46,000.00
---------------------------------------------------------------------------------------------------------------------
Rodney D. Johnson*, Trustee,      $56,000.00             n/a                  n/a                 $56,000.00
President and Treasurer
---------------------------------------------------------------------------------------------------------------------
Joseph P. Platt, Jr., Trustee     $46,000.00             n/a                  n/a                 $46,000.00
---------------------------------------------------------------------------------------------------------------------
Robert C. Robb, Jr., Trustee      $46,000.00             n/a                  n/a                 $46,000.00
---------------------------------------------------------------------------------------------------------------------
Kenneth L. Urish, Trustee         $46,000.00             n/a                  n/a                 $46,000.00
---------------------------------------------------------------------------------------------------------------------
Frederick W. Winter, Trustee      $46,000.00             n/a                  n/a                 $46,000.00
=====================================================================================================================

* This trustee is considered by the Trust to be an "interested person" of the Trust as defined by the 1940 Act.

         Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Trust. No employee of BDI, BIMC, PFPC or PNC Bank receives any compensation from the Trust for acting as an officer or director of the Trust. The directors and officers of the Trust as a group owned less than 1% of the shares of each of the Funds.

Investment Adviser

         The advisory services provided by BIMC are described in the Funds' Prospectuses. For the advisory services provided and expenses assumed by it, BIMC is entitled to receive fees, computed daily and payable monthly, at the following annual rates:

                                     TempFund:
                                     --------
          Annual Fee                                            Average Net Assets
          ----------                                            ------------------
             .175% ...........................................  of the first $1 billion
             .150% ...........................................  of the next $1 billion
             .125% ...........................................  of the next $1 billion
             .100% ...........................................  of the next $1 billion
             .095% ...........................................  of the next $1 billion
             .090% ...........................................  of the next $1 billion
             .080% ...........................................  of the next $1 billion
             .075% ...........................................  of the next $1 billion
             .070% ...........................................  of amounts in excess of $8 billion.

                         TempCash, MuniFund and MuniCash:
                         -------------------------------
          Annual Fee                                       A Fund's Average Net Assets
          ----------                                       ---------------------------
             .175% ...........................................  of the first $1 billion
             .150% ...........................................  of the next $1 billion
             .125% ...........................................  of the next $1 billion
             .100% ...........................................  of the next $1 billion
             .095% ...........................................  of the next $1 billion
             .090% ...........................................  of the next $1 billion
             .085% ...........................................  of the next $1 billion
             .080% ...........................................  of amounts in excess of $7 billion.


         Fed Fund, T Fund, Federal Trust Fund and Treasury Trust Fund:
         ------------------------------------------------------------

                                                               The Funds' Combined
          Annual Fee                                           Average Net Assets
          ----------                                           -------------------

           .175% ............................................  of the first $1 billion
           .150% ............................................  of the next $1 billion
           .125% ............................................  of the next $1 billion
           .100% ............................................  of the next $1 billion
           .095% ............................................  of the next $1 billion
           .090% ............................................  of the next $1 billion
           .085% ............................................  of the next $1 billion
           .080% ............................................  of amounts in excess of $7 billion.

                   California Money Fund and New York Money Fund:
                   ---------------------------------------------

          Annual Fee                                      A Fund's Average Net Assets
          ----------                                      ---------------------------
           .20% .............................................  of the total net assets

         PFPC, as described below under "Co-Administrators," and BIMC are co-administrators of the Fund. They may from time to time reduce their fees to ensure that the ordinary operating expenses (excluding interest, taxes, brokerage fees, fees paid to Service Organizations pursuant to Servicing Agreements, and extraordinary expenses) do not exceed a specified percentage of each Funds' average net assets.

         The following chart provides information with respect to the advisory fees paid (net of waivers) and advisory fees waived during the fiscal year or period of each Fund ended in 1998, 1999 and 2000. The Funds' fiscal year ends for 1998 were as follows: TempFund and TempCash - September 30, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund - October 31, MuniFund and MuniCash - November 30, California Money Fund - January 31 and New York Money Fund - July
31. The Trust's current fiscal year for all Funds is October 31.


------------------------------------------------------------------------------------------------------------------------------
FUND                                         2000                           1999                            1998
------------------------------------------------------------------------------------------------------------------------------
                                 ADVISORY FEES     ADVISORY     ADVISORY FEES  ADVISORY FEES   ADVISORY FEES   ADVISORY FEES
                                      PAID        FEES WAIVED       PAID           WAIVED           PAID          WAIVED
------------------------------------------------------------------------------------------------------------------------------
TempFund+                         $13,060,062      $1,627,800     $10,104,651    $2,385,356       $8,126,927     $2,315,278
------------------------------------------------------------------------------------------------------------------------------
TempCash+                           2,555,420       2,130,642       2,818,512     2,151,178        2,388,597      2,096,653
------------------------------------------------------------------------------------------------------------------------------
FedFund                               882,975         453,345         764,530       406,724          955,784        478,660
------------------------------------------------------------------------------------------------------------------------------
T-Fund                              2,735,390       1,192,240       3,101,621     1,210,222        2,678,630      1,095,039
------------------------------------------------------------------------------------------------------------------------------
Federal Trust Fund                    101,355         138,923         177,827       171,451          227,374        136,957
------------------------------------------------------------------------------------------------------------------------------
Treasury Trust Fund                   969,875         511,501       1,090,341       522,634        1,093,223        499,881
------------------------------------------------------------------------------------------------------------------------------
MuniFund*                             456,404         659,504         396,104       602,901          567,677        489,376
------------------------------------------------------------------------------------------------------------------------------
MuniCash*                             320,470         453,423         297,756       471,218          367,734        615,881
------------------------------------------------------------------------------------------------------------------------------
California Money Fund**               485,210         742,315         505,469       839,248          374,215        729,108
------------------------------------------------------------------------------------------------------------------------------
New York Money Fund++                 213,949         390,526         189,702       463,605          202,770        450,544
------------------------------------------------------------------------------------------------------------------------------

+ The information in the 1999 section of the chart relates to the fiscal year ended September 30, 1999. For the one month ended October 31, 1999, TempFund and TempCash paid advisory fees of $1,017,087 and $153,069, respectively, and advisory fees of $147,154 and $167,774, respectively, were waived.

* The information in the 1999 section of the chart relates to the eleven months ended October 31, 1999.

** The information in the 1999 section of the chart relates to the twelve months ended January 31, 1999. For the nine months ended October 31, 1999, California Money Fund paid advisory fees of $347,895, and advisory fees of $615,723 were waived.

++ The information contained in the 1999 section of the chart relates to the fiscal year ended July 31, 1999. For the three months ended October 31, 1999, New York Money Fund paid advisory fees of $38,851 and advisory fees of $118,586 were waived.

Co-Administrators

         BIMC and PFPC serve as the Trust's co-administrators. PFPC has its principal business address at 400 Bellevue Parkway, Wilmington, Delaware 19809 and is an indirect, wholly-owned subsidiary of the PNC Financial Services Group, Inc. and is an affiliate of BIMC. As the Trust's co-administrators, BIMC and PFPC have agreed to provide the following services: (i) assist generally in supervising the Funds' operations, including providing a Wilmington, Delaware order-taking facility with toll-free IN-WATS telephone lines, providing for the preparing, supervising and mailing of purchase and redemption order confirmations to shareholders of record, providing and supervising the operation of an automated data processing system to process purchase and redemption orders, maintaining a back-up procedure to reconstruct lost purchase and redemption data, providing information concerning the Funds to their shareholders of record, handling shareholder problems, providing the services of employees to preserve and strengthen shareholder relations and monitoring the arrangements pertaining to the Funds' agreements with Service Organizations;
(ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds' prospectuses; (iv) assist in the Funds' Wilmington, Delaware office; (v) accumulate information for and coordinate the preparation of reports to the Funds' shareholders and the

SEC; (vi) maintain the registration of the Funds' shares for sale under state securities laws; (vii) review and provide advice with respect to all sales literature of the Funds; and (viii) assist in the monitoring of regulatory and legislative developments which may affect the Trust, participate in counseling and assisting the Trust in relation to routine regulatory examinations and investigations, and work with the Trust's counsel in connection with regulatory matters and litigation.

         For their administrative services, the co-administrators are entitled jointly to receive fees, computed daily and payable monthly, as described above determined in the same manner as BIMC's advisory fee set forth above. For information regarding the administrators' obligation to reimburse the Funds in the event their expenses exceed certain prescribed limits, see "Investment Adviser" above. Any fees waived by the administrators with respect to a particular fiscal year are not recoverable.

         The following chart provides information with respect to the administration fees (net of waivers) paid and administration fees waived during the fiscal years or period for each Fund ended in 1998, 1999 and 2000. The Funds' fiscal year ends for 1998 were as follows: TempFund and TempCash - September 30, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund - October 31, MuniFund and MuniCash - November 30, California Money Fund - January 31, and New York Money Fund - July 31. The Trust's current fiscal year for all Funds is October 31.

-----------------------------------------------------------------------------------------------------------------------
           FUND                          2000                           1999                          1998
-----------------------------------------------------------------------------------------------------------------------
                             ADMINISTRATION ADMINISTRATION  ADMINISTRATION ADMINISTRATION ADMINISTRATION  ADMINISTRATION
                             FEES PAID      FEES WAIVED     FEES PAID      FEES WAIVED    FEES PAID       FEES WAIVED
-----------------------------------------------------------------------------------------------------------------------
TempFund+                     $13,060,062     $1,627,800     $10,104,651     $2,385,356     $8,126,927      $2,315,278
-----------------------------------------------------------------------------------------------------------------------
TempCash+                       2,555,420      2,130,642       2,818,512      2,151,178      2,388,597       2,096,653
-----------------------------------------------------------------------------------------------------------------------
FedFund                           882,975        453,345         764,530        406,724        955,784         478,660
-----------------------------------------------------------------------------------------------------------------------
T-Fund                          2,735,390      1,192,240       3,101,621      1,210,222      2,678,630       1,095,039
-----------------------------------------------------------------------------------------------------------------------
Federal Trust Fund                101,355        138,923         177,827        171,451        227,374         136,957
-----------------------------------------------------------------------------------------------------------------------
Treasury Trust Fund               969,875        511,501       1,090,341        522,634      1,093,223         499,881
-----------------------------------------------------------------------------------------------------------------------
MuniFund*                         456,404        659,504         396,104        602,901        567,677         489,376
-----------------------------------------------------------------------------------------------------------------------
MuniCash*                         320,470        453,423         297,756        471,218        367,734         615,881
-----------------------------------------------------------------------------------------------------------------------
California Money Fund**           485,210        742,315         505,469        839,248        374,215         729,108
-----------------------------------------------------------------------------------------------------------------------
New York Money Fund++             213,949        390,526         189,702        463,605        202,770         450,544
-----------------------------------------------------------------------------------------------------------------------

+ The information in the 1999 section of the chart relates to the fiscal year ended September 30, 1999. For the one month ended October 31, 1999, TempFund and TempCash paid administration fees of $1,017,087 and $153,069, respectively, and administration fees of $147,154 and $167,774, respectively were waived.

* The information in the 1999 section of the chart relates to the eleven months ended October 31, 1999.

** The information in the 1999 section of the chart relates to the twelve months ended January 31, 1999. For the nine months ended October 31, 1999, California Money Fund paid administration fees of $347,895, and administration fees of $615,723 were waived.

++ The information contained in the 1999 section of the chart relates to the fiscal year ended July 31, 1999. For the three months ended October 31, 1999, New York Money Fund paid administration fees of $38,851 and administration fees of $118,586 were waived.


Distributor

         Effective as of January 2, 2001, BDI serves as the distributor of the Trust's shares. BDI, a wholly-owned subsidiary of PFPC Distributors, Inc., is a Delaware corporation and has its principal business address at 3200 Horizon Drive, King of Prussia, PA 19406. BIMC is an affiliate of PFPC Distributors, Inc. and BDI. Each Fund's shares are sold on a continuous basis by the distributor as agent, although it is not obliged to sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Funds (excluding preparation and printing expenses necessary for the continued registration of the Fund shares). The distributor prepares or reviews, provides advice with respect to, and files with the federal and state agencies or other organizations as required by federal, state or other applicable laws and regulations, all sales literature (advertisements, brochures and shareholder communications) for each of the Funds and any class or subclass thereof. No compensation is payable by the Trust to the distributor for its distribution services.

         Until January 1, 2001, Provident Distributors, Inc. ("PDI") served as distributor of the Trust's shares. At that time, PDI was acquired by PFPC Distributors, Inc.

Custodian and Transfer Agent

         Pursuant to a Custodian Agreement, PFPC Trust Company, an affiliate of the Adviser, serves as each Fund's custodian, holding a Fund's portfolio securities, cash and other property. PFPC Trust Company has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809, with an additional custodial services location at 200 Stevens Drive, Suite 410, Lester, Pennsylvania 19113. Under the Custodian Agreement, PFPC Trust Company has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) hold and disburse portfolio securities on account of a Fund; (iii) collect and make disbursements of money on behalf of a Fund; (iv) collect and receive all income and other payments and distributions on account of a Fund's portfolio securities; and (v) make periodic reports to the Board of Trustees concerning a Fund's operations.

         PFPC Trust Company is also authorized to select one or more banks or trust companies to serve as sub-custodian or agent on behalf of a Fund, provided that PFPC Trust Company shall remain responsible for the performance of all of its duties under the Custodian Agreement and shall hold each Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian or agent chosen by PFPC Trust Company. Currently, PFPC Trust Company has chosen PNC Bank to serve as agent.

         Under the Custodian Agreement, each Fund pays PFPC Trust Company an annual fee equal to $.25 for each $1,000 of each Fund's average daily gross assets. With respect to TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund and MuniCash, such fee declines as each such Fund's average daily gross assets increase. In addition, each Fund pays the custodian certain types of transaction charges, and reimburses the custodian for out-of-pocket expenses incurred on behalf of the Fund. The fees of PNC Bank are paid by PFPC Trust Company and not the Funds.

         PFPC serves as transfer agent, registrar and dividend disbursing agent to each Fund pursuant to a Transfer Agency Agreement. Under the Agreement, PFPC has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) issue, transfer and redeem Fund shares;
(iii) transmit all communications by a Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders; (iv) respond to correspondence by shareholders, security brokers and others relating to its duties; (v) maintain shareholder accounts and sub-accounts; (vi) provide installation and other services in connection with the Funds' computer access program maintained to facilitate shareholder access to a Fund; (vii) send each shareholder of record a monthly statement showing the total number of a Fund's shares owned as of the last business day of the month (as well as the dividends paid during the current month and year); and (viii) provide each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder's Master Account with a Fund. Further, an institution establishing sub-accounts with PFPC is provided with a daily transaction report for each day on which a transaction occurs in a sub-account and, as of the last calendar day of each month, a report which sets forth the share balances for the sub-accounts at the beginning and end of the month and income paid or reinvested during the month. Finally, PFPC provides each shareholder of record with copies of all information relating to dividends and distributions which is required to be filed with the Internal Revenue Service and other appropriate taxing authorities.

         For transfer agency and dividend disbursing services, each Fund pays PFPC fees at the annual rate of $12.00 per account and sub-account maintained by PFPC plus $1.00 for each purchase or redemption transaction by an account (other than a purchase transaction made in connection with the automatic reinvestment of dividends). Payments to PFPC for sub-accounting services provided by others are limited to the amount which PFPC pays to others for such services. In addition, each Fund reimburses PNC Bank and PFPC for out-of-pocket expenses related to such services.

Service Organizations

         The Funds may enter into agreements with institutional investors ("Service Organizations") requiring them to provide certain services to their customers who beneficially own shares of the Funds. The Trust's agreements with Service Organizations are governed by Plans (called "Shareholder Services Plan" for the Dollar, Administration, Cash Reserves and Cash Management Shares and "Distribution and Services Plan" for the Plus shares), which have been adopted by the Trust's Board of Trustees pursuant to applicable rules and regulations of the SEC. Pursuant to the Plans, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended under the Trust's agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the Trust's arrangements with Service Organizations must be approved annually by a majority of the Trust's trustees, including a majority of the trustees who are not "interested persons" of the Trust as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements.

         Pursuant to the Dollar Shareholder Services Plan, each of the Funds may enter into agreements with Service Organizations requiring them to provide services to their customers who beneficially own Dollar Shares in consideration of .25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held by the Service Organizations for the benefit of their customers. Such services provided by a Service Organization may include (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders' investments; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) aggregating and processing purchase and redemption requests from shareholders and placing net purchase and redemption orders with the distributor; (iv) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (v) processing dividend payments from the particular Series on behalf of shareholders; (vi) providing information periodically to shareholders showing their positions in Dollar Shares; (vii) arranging for bank wires; (viii) responding to shareholder inquiries relating to a particular Series or the services performed by the Service Organization; (ix) providing sub-accounting with respect to a Series of shares beneficially owned by shareholders or the information necessary for sub-accounting; (x) if required by law, forwarding shareholder communications from the particular Series (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; and (xi) other similar services to the extent permitted under applicable statutes, rules or regulations.

         Pursuant to the Distribution and Services Plan (12b-1 Plan), TempFund, T-Fund, MuniFund, New York Money Fund and California Money Fund may enter into agreements with Service Organizations requiring them to provide certain sales and support services to their shareholders who beneficially own Plus Shares in consideration of .25% (on an annualized basis) of the average daily net asset value of the Plus Shares held by the Service Organization for the benefit of shareholders. Sales and support services provided by the Service Organizations may include: (a) reasonable assistance in connection with the distribution of Plus Shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for shareholders; and (b) the following support services to shareholders who may from time to time acquire and beneficially own Plus Shares: (i) establishing and maintaining accounts and records relating to shareholders that invest in Plus Shares; (ii) processing dividend and distribution payments from a particular series on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in Plus Shares; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed by the Service Organization; (vi) responding to routine inquiries from shareholders concerning their investments in Plus Shares; (vii) providing subaccounting with respect to Plus Shares beneficially owned by shareholders or the information to the Trust necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from a particular series (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with service contractors;
(x) assisting shareholders in changing dividend options, account designations and addresses;

(xi) providing shareholders with a service that invests the assets of their accounts in Plus Shares pursuant to specific or pre-authorized instructions; and
(xii) providing such other similar services as the distributor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules and regulations.

         Pursuant to the Administration Shareholder Services Plan, TempFund, T-Fund, MuniFund and California Money Fund may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Administration Shares, in consideration of
 .10% (on an annualized basis) of the average daily net asset value of the Administration Shares held by the Service Organization for the benefit of their shareholders. Services provided by the Service Organizations may include: (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders' investments; and (ii) assisting shareholders in designating and changing dividend options, account designations and addresses.

         Pursuant to the Cash Reserve Shareholder Services Plan, TempFund, T-Fund, MuniFund and California Money Fund may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Cash Reserve Shares, in consideration of a total of .40% (on an annualized basis) of the average net asset value of the Cash Reserve Shares held by the Service Organization for the benefit of their shareholders. An initial .10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administrative Shares as described above. Another .25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing support services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another .5% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing sweep services ("Sweep Services") which may include: (i) providing the necessary computer hardware and software which links the Service Organization's DDA system to an account management system; (ii) providing software that aggregates the shareholders orders and establishes an order to purchase or redeem shares of a Series based on established target levels for the shareholder's demand deposit accounts; (iii) providing periodic statements showing a shareholder's account balance and, to the extent practicable, integrating such information with other shareholder transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or an integrated basis with other reports sent to a shareholder by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

         Pursuant to the Cash Management Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide support services to their shareholders who beneficially own Cash Management Shares, in consideration of a total of .50% (on an annualized basis) of the average net asset value of the Cash Management Shares held by the Service Organization for the benefit of their shareholders. An initial .10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another .25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another .5% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing Sweep Services as described above. Another .10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing the sweep marketing services which may include (i): marketing and activities, including direct mail promotions that promote the Sweep Service, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep Services, (iv) travel, equipment, printing, delivery and mailing costs overhead and other office expenses attributable to the marketing of the Sweep Services.

         The Board of Trustees have approved the Trust's arrangements with Service Organizations based on information provided to the Board that there is a reasonable likelihood that the arrangements will benefit the class of shares of the Fund charged with such fees and its shareholders. Any material amendment to the Trust's arrangements with Service Organizations must be made in a manner approved by a majority of the Trust's Board of Trustees (including a majority of the Non-Interested Trustees), and any amendment to increase materially the costs under the Distribution and Services Plan (12b-1 Plan) adopted by the Board with respect to Plus shares must be approved by the holders of a majority of the outstanding Plus shares. (It should be noted that while the annual service fee with respect to Plus shares is currently set at .25%, the Plans adopted by the Board of Trustees with respect to California Money Fund and New York Money Fund permits the Board to increase this fee to .40% without shareholder approval.) So long as the Trust's arrangements with Service Organizations are in effect, the selection and nomination of the members of the Trust's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust will be committed to the discretion of such non-interested directors.

         The Adviser, BDI, and/or their affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with providing services to shareholders of the Trust. In addition, subject to applicable NASD regulations, the Adviser, BDI and/or their affiliates may also contribute to various cash and non-cash incentive arrangements to promote the sale of shares. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular Funds, the particular program involved, or the amount of reimbursable expenses.

         The following chart provides information with respect to the fees paid to Service Organizations , including the amounts paid to affiliates of BIMC during the fiscal year ended in 2000. The Funds' 1998 fiscal year ends were as follows: TempFund and TempCash -September 30, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund - October 31, MuniFund and MuniCash - November 30, California Money Fund - January 31, and New York Money Fund - July 31. The Trust's current fiscal year for all Funds is October 31.

-------------------------------------------------------------------------
FUND                                               2000
-------------------------------------------------------------------------
                                                   Total Fees/Fees to
                                                   Affiliates
-------------------------------------------------------------------------
TempFund Administration                            N/A
-------------------------------------------------------------------------
TempFund Dollar                                    1,559,251/448,659
-------------------------------------------------------------------------
TempFund Cash Reserve                              266,843/0
-------------------------------------------------------------------------
TempFund Cash Management                           102,230/0
-------------------------------------------------------------------------
TempFund Plus                                      N/A
-------------------------------------------------------------------------
TempCash Dollar                                    1,008,870/30,197
-------------------------------------------------------------------------
TempCash Cash Management                           N/A
-------------------------------------------------------------------------
FedFund Dollar                                     272,800/191,829
-------------------------------------------------------------------------
FedFund Cash Management                            N/A
-------------------------------------------------------------------------
T-Fund Administration                              N/A
-------------------------------------------------------------------------
T-Fund Dollar                                      1,476,904/277,059
-------------------------------------------------------------------------
T-Fund Cash Reserve                                N/A
-------------------------------------------------------------------------
T-Fund Cash Management                             265,030/0
-------------------------------------------------------------------------
T-Fund Plus                                        N/A
-------------------------------------------------------------------------
Treasury Trust Dollar                              817,042/64,867
-------------------------------------------------------------------------
Treasury Trust Cash Management                     N/A
-------------------------------------------------------------------------
Federal Trust Dollar                               40,645/0
-------------------------------------------------------------------------
Federal Trust Cash Management                      N/A
-------------------------------------------------------------------------
MuniFund Administration                            N/A
-------------------------------------------------------------------------
MuniFund Dollar                                    154,315/1,324
-------------------------------------------------------------------------
MuniFund Cash Reserve                              20,565/0
-------------------------------------------------------------------------
MuniFund Cash Management                           19,831/0
-------------------------------------------------------------------------
MuniFund Plus                                      N/A
-------------------------------------------------------------------------
MuniCash Dollar                                    317,374/0
-------------------------------------------------------------------------
MuniCash Cash Management                           N/A
-------------------------------------------------------------------------
California Money Fund Administration               N/A
-------------------------------------------------------------------------
California Money Fund Dollar                       27,387/0
-------------------------------------------------------------------------
California Money Fund Cash Reserve                 N/A
-------------------------------------------------------------------------
California Money Fund Cash Management              N/A
-------------------------------------------------------------------------
California Money Fund Plus                         N/A
-------------------------------------------------------------------------
New York Money Fund Dollar                         2,497/0
-------------------------------------------------------------------------
New York Money Fund Cash Management                N/A
-------------------------------------------------------------------------
New York Money Fund Plus                           N/A
-------------------------------------------------------------------------

N/A Indicates that Share Classes had no shares outstanding and paid no fees.

Expenses

         A Fund's expenses include taxes, interest, fees and salaries of the Trust's Trustees and officers who are not Trustees, officers or employees of the Trust's service contractors, SEC fees, state securities registration fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, Service Organization fees, costs of the Funds' computer access program, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. A Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

                  ADDITIONAL INFORMATION CONCERNING TAXES

         Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute all, or substantially all, of its income each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed on its taxable income at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends although corporate shareholders could be eligible for the dividends-received deduction.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

         Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

         The Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient."

         The following is applicable to MuniFund, MuniCash, California Money Fund and New York Money Fund ("Tax Exempt Fund") only:

         For a Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund's assets at the close of each quarter of the Fund's taxable year must consist of exempt-interest obligations.

         An investment in a Tax-Exempt Fund is not intended to constitute a balanced investment program. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Funds' dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed. In addition, the Funds may not be an appropriate investment for entities that are "substantial users" of facilities financed by "private activity bonds" or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

                                    DIVIDENDS

General

         Each Fund's net investment income for dividend purposes consists of (i) interest accrued and original issue discount earned on that Fund's assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets and (iii) less accrued expenses directly attributable to that Fund and the general expenses (e.g. legal, accounting and Trustees' fees) of the Trust prorated to such Fund on the basis of its relative net assets. Any realized short-term capital gains may also be distributed as dividends to Fund shareholders. In addition, a Fund's Administration Shares, Dollar Shares, Cash Reserve Shares and Cash Management and/or Plus Shares bear exclusively the expense of fees paid to Service Organizations. (See "Management of the Funds -- Service Organizations.")

         As stated, the Trust uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by either Fund, it is possible that the Fund's net asset value per share may fall below $1.00.

               ADDITIONAL YIELD AND OTHER PERFORMANCE INFORMATION

         The "yields" and "effective yields" are calculated separately for each Fund. The seven-day yield for each class or sub-class of shares in a Fund is calculated by determining the net change in the value of a hypothetical pre-existing account in a Fund having a balance of one share of the class involved at the beginning of the period, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on the original share and any such additional shares, net of all fees charged to all shareholder accounts in proportion to the length of the base period and the Fund's average account size, but does not include gains and losses or unrealized appreciation and depreciation. In addition, the effective annualized yield may be computed on a compounded basis (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result. Similarly, based on the calculations described above, 30-day (or one-month) yields and effective yields may also be calculated.

         The following chart provides information with respect to the yields as of October 31, 2000. No information is provided regarding the yields with respect to the Administration and Cash Reserves Classes of TempFund, MuniFund, T-Fund and California Money Fund; the Cash Management Shares of TempCash, FedFund, Federal Trust Fund, Treasury Trust Fund, MuniCash, California Money Fund and New York Money Fund; and the Plus Shares of T-Fund, MuniFund, TempFund, New York Money Fund and California Money Fund; because such Classes had no Shares outstanding on October 31, 2000.

------------------------------------------------------------------------------------------------------------------------------

                                                               7 DAY                                   30 DAY
------------------------------------------------------------------------------------------------------------------------------
                                                                      COMPOUNDED                              COMPOUNDED
                                                                      EFFECTIVE                               EFFECTIVE
                                                      YIELD             YIELD                YIELD              YIELD
------------------------------------------------------------------------------------------------------------------------------
TempFund Institutional                                6.53%              6.74%                6.50%             6.71%
------------------------------------------------------------------------------------------------------------------------------
TempFund Dollar                                       6.28%              6.48%                6.25%             6.45%
------------------------------------------------------------------------------------------------------------------------------
TempCash Institutional                                6.57%              6.79%                6.55%             6.76%
------------------------------------------------------------------------------------------------------------------------------
TempCash Dollar                                       6.32%              6.52%                6.30%             6.50%
------------------------------------------------------------------------------------------------------------------------------
TempFund Cash Reserve                                 6.13%              6.32%                6.10%             6.29%
------------------------------------------------------------------------------------------------------------------------------
TempFund Cash Management                              6.03%              6.21%                6.00%             6.18%
------------------------------------------------------------------------------------------------------------------------------
FedFund Institutional                                 6.45%              6.66%                6.41%             6.62%
------------------------------------------------------------------------------------------------------------------------------
FedFund Dollar                                        6.20%              6.39%                6.16%             6.35%
------------------------------------------------------------------------------------------------------------------------------
T-Fund Institutional                                  6.36%              6.56%                6.30%             6.50%
------------------------------------------------------------------------------------------------------------------------------
T-Fund Dollar                                         6.11%              6.30%                6.05%             6.23%
------------------------------------------------------------------------------------------------------------------------------
T-Fund Cash Management                                5.86%              6.03%                5.80%             5.97%
------------------------------------------------------------------------------------------------------------------------------
Federal Trust Fund Institutional                      6.44%              6.65%                6.41%             6.62%
------------------------------------------------------------------------------------------------------------------------------
Federal Trust Dollar                                  6.19%              6.38%                6.16%             6.35%
------------------------------------------------------------------------------------------------------------------------------
Treasury Trust Fund Institutional                     5.99%              6.17%                5.92%             6.10%
------------------------------------------------------------------------------------------------------------------------------
Treasury Trust Dollar                                 5.74%              5.90%                5.67%             5.83%
------------------------------------------------------------------------------------------------------------------------------
MuniFund Institutional                                4.14%              4.23%                4.16%             4.25%
------------------------------------------------------------------------------------------------------------------------------
MuniFund Dollar                                       3.89%              3.97%                3.91%             3.99%
------------------------------------------------------------------------------------------------------------------------------
MuniFund Cash Management                              3.64%              3.71%                3.66%             3.73%
------------------------------------------------------------------------------------------------------------------------------
MuniFund Cash Reserve                                 3.74%              3.81%                3.76%             3.83%
------------------------------------------------------------------------------------------------------------------------------
MuniCash Institutional                                4.25%              4.34%                4.25%             4.34%
------------------------------------------------------------------------------------------------------------------------------
MuniCash Dollar                                       4.00%              4.08%                4.00%             4.08%
------------------------------------------------------------------------------------------------------------------------------
California Money Fund Institutional                   3.66%              3.73%                3.45%             3.51%
------------------------------------------------------------------------------------------------------------------------------
California Money Fund Dollar                          3.41%              3.47%                3.20%             3.25%
------------------------------------------------------------------------------------------------------------------------------
New York Money Fund Institutional                     4.04%              4.12%                3.93%             4.01%
------------------------------------------------------------------------------------------------------------------------------
New York Money Fund Dollar                            3.79%              3.86%                3.68%             3.75%
------------------------------------------------------------------------------------------------------------------------------

         The following tax equivalent yields for the "Tax-Exempt Funds" assume a federal income tax rate of 28.00%, a New York income tax rate of 10.25% and a California income tax rate of 11.05%.

----------------------------------------------------------------------------------------------------------------
                                                                        7 DAY                   30 DAY
                                                               -------------------------------------------------
                                                                                             Tax Equivalent
                                                                    Tax Equivalent             Compounded
                                                                         Yield               Effective Yield
----------------------------------------------------------------------------------------------------------------
MuniFund Institutional                                                   5.75%                     5.92%
----------------------------------------------------------------------------------------------------------------
MuniFund Dollar                                                          5.40%                     5.55%
----------------------------------------------------------------------------------------------------------------
MuniFund Cash Management                                                 5.06%                     5.19%
----------------------------------------------------------------------------------------------------------------
MuniFund Cash Reserve                                                    5.19%                     5.32%
----------------------------------------------------------------------------------------------------------------
MuniCash Institutional                                                   5.90%                     6.07%
----------------------------------------------------------------------------------------------------------------
MuniCash Dollar                                                          5.56%                     5.71%
----------------------------------------------------------------------------------------------------------------
New York Money Fund Institutional                                        6.25%                     6.45%
----------------------------------------------------------------------------------------------------------------
New York Money Fund Dollar                                               5.87%                     6.04%
----------------------------------------------------------------------------------------------------------------
California Money Fund Institutional                                      5.71%                     5.87%
----------------------------------------------------------------------------------------------------------------
California Money Fund Dollar                                             5.32%                     5.46%
----------------------------------------------------------------------------------------------------------------

         From time to time, in reports to shareholders or otherwise, a Fund's yield or total return may be quoted and compared to that of other money market funds or accounts with similar investment objectives, to stock or other relevant indices and to other reports or analyses that relate to yields, interest rates, total return, market performance, etc. For example, the yield of the Fund may be compared to the iMoneyNet, Inc. Money Fund Average, which is an average compiled by iMoneyNet, Inc.'s Money Fund Report(R) of Westborough, MA 01581, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor from money
                                                ---- ---- -------
market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

         Yield and return will fluctuate, and any quotation of yield or return should not be considered as representative of the future performance of the Fund. Since yields and returns fluctuate, performance data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of the kind and quality of the investments held in a fund, portfolio maturity, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts in investing in shares of a Fund will not be included in yield or return calculations; such fees, if charged, would reduce the actual yield or return from that quoted.

         The Funds may also from time to time include in advertisements, sales literature, communications to shareholders and other materials ("Materials"), discussions or illustrations of the effects of compounding. "Compounding" refers to the fact that, if dividends or other distributions on an investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of a Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

         In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on certain assumptions and action plans offering investment alternatives), investment management strategies, techniques, policies or investment suitability of a Fund, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historical performance of select asset classes. The Funds may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing and the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, designations assigned a Fund by various rating or ranking organizations, and Fund identifiers (such as CUSIP numbers or NASDAQ symbols). Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may include lists of representative clients of the Funds' investment adviser, may include discussions of other products or services, may contain information regarding average weighted maturity or other maturity characteristics, and may contain information regarding the background, expertise, etc. of the investment adviser or of a Fund's portfolio manager.

         From time to time in advertisements, sales literature and communications to shareholders, the Funds may compare their total returns to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is found in iMoneyNet, Inc.'s Money Fund Report and reports prepared by Lipper Analytical Services, Inc. Total return is the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Such rankings represent the Funds' past performance and should not be considered as representative of future results.

         The following information has been provided by the Funds' distributor:
In managing each Fund's portfolio, the investment adviser utilizes a "pure and simple" approach, which may include disciplined research, stringent credit standards and careful management of maturities.

                    ADDITIONAL DESCRIPTION CONCERNING SHARES

         The Trust was organized as a Delaware business trust on October 21, 1998. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of ten series of shares designated as TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The Board of Trustees has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust's shares as the Board of Trustees may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. The Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. Currently, the classes authorized are Institutional, Administration, Dollar, Plus, Cash Reserves and Cash Management.

         The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust's shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

         Holders of shares in a Fund in the Trust will vote in the aggregate and not by class or sub-class on all matters, except as described above, and except that each Fund's Administration, Dollar, Plus, Cash Reserves and Cash Management Shares, as described in "Service Organizations" above, shall be entitled to vote on matters submitted to a vote of shareholders pertaining to that Fund's arrangements with its Service Organizations. Further, shareholders of each of the Trust's portfolios will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent accountants, the approval of principal underwriting contracts, and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting without regard to portfolio.

         Notwithstanding any provision of Delaware law requiring a greater vote of shares of the Trust's Common Stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Trust's Charter, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

                                     COUNSEL

         Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Trust, is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Trust.

         Willkie Farr & Gallagher, The Equitable Center, 787 Seventh Avenue, New York, New York 10019-6099, acts as special New York Counsel for the Trust and has reviewed the portions of this Statement of Additional Information and the disclosure in the Prospectuses concerning New York taxes and the description of special considerations relating to New York Municipal Obligations. O'Melveny & Myers LLP, 400 South Hope Street, Los Angeles, California 90071, acts as special California Counsel and has reviewed the portions of this Statement of Additional Information and the disclosure in the Prospectuses concerning California taxes and the description of special considerations relating to California Municipal Obligations.

                                    AUDITORS

         PricewaterhouseCoopers LLP, with offices at 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103 has been selected as the independent accountants of the Trust for the fiscal year ending October 31, 2001.

                              FINANCIAL STATEMENTS

         The Annual Report for the fiscal year ended October 31, 2000 has been filed with the Securities and Exchange Commission. The financial statements in such Annual Report ("the Financial Statements") are incorporated by reference into this Statement of Additional Information. The Financial Statements for the Trust have been audited by the Trust's independent accountants, PricewaterhouseCoopers LLP, whose reports thereon also appear in the Annual Report and are incorporated herein by reference. The Financial Statements for Muni for the year ended November 30, 1998 and the financial highlights for the nine years in the period ended November 30, 1998 have been audited by Muni's former independent accountants, KPMG

LLP. The Financial Statements in the Annual Report have been incorporated herein in reliance upon such reports given upon the authority of such firms as experts in accounting and auditing.

                                  MISCELLANEOUS

Shareholder Vote

         As used in this Statement of Additional Information, a "majority of the outstanding shares" of a Fund or of a particular portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of that Fund's shares (irrespective of class or subclass) or of the portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of that Fund or portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund (irrespective of class or subclass) or of the portfolio.

Securities Holdings of Brokers

         As of October 31, 2000, the value of TempFund's aggregate holdings of the securities of each of its regular brokers or dealers or their parents was:
Morgan Stanley & Co., Inc. $703,468,000; Goldman Sachs & Co. $600,000,000; Merrill Lynch Government Securities, Inc. $540,859,000; Credit Suisse First Boston Corp. $245,013,000; Morgan (J.P.) Securities, Inc. $200,000,000; Salomon Smith Barney, Inc. 199,819,000 and UBS Warburg Dillion Read LLC $195,000,000.

         As of October 31, 2000, the value of TempCash's aggregate holdings of the securities of each of its regular brokers or dealers or their parents was:
Lehman Brothers, Inc. $197,204,000; Merrill Lynch Government Securities, Inc. $148,371,000; Bear Stearns & Co., Inc. $49,560,000; Morgan Stanley & Co., Inc. $42,300,000 and Goldman Sachs & Co. $39,234,000.

         As of October 31, 2000, the value of FedFund's aggregate holdings of the securities of each of its regular brokers or dealers or their parents was:
Morgan Stanley & Co., Inc. $283,000,000; Deutsche Bank Securities, Inc. $150,000,000; UBS Warburg Dillion Read LLC $75,000,000 and Lehman Brothers, Inc. $31,300,000.

         As of October 31, 2000, the value of T-Fund's aggregate holdings of the securities of each of its regular brokers or dealers or their parents was:
Morgan Stanley & Co., Inc. $510,900,000; Greenwich Capital Markets Inc. $350,000,000; UBS Warburg Dillion Read Inc. $330,000,000; Merrill Lynch Government Securities Inc. $200,000,000; Lehman Brothers Inc. $130,500,000; ABN AMRO Inc. $130,000,000; Bear Stearns & Co. Inc. $130,000,000; Barclay's Capital Inc. $130,000,000; Deutsche Bank Securities, Inc. $130,000,000; Morgan (J.P.) Securities, Inc. $130,000,000; Nesbitt Burns Securities Inc. $130,000,000; Salomon Smith Barney Inc. $130,000,000 and Goldman Sachs & Co. $125,000,000.

Certain Record Holders

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of T-Fund Dollar Shares was as follows: FBO Omnibus Centurion, Centurion Trust Co., Capital Management, 2425 E. Camelback Road, Suite 530, Phoenix, AZ 85016 (100%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of TempFund Cash Management Shares were as follows: FBO Gibraltor Bank FSB, Marshall & Ilsley Trust Co., 1000 N. Water Street, 14th Floor, Milwaukee, WI 53202 (92.42%) and Mutual Partners/Corp. Cash Sweep, The Harbor Bank of Maryland, 3240 Belair Road, Baltimore, MD 21213 (7.00%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of TempFund Institutional Shares were as follows: Saxon & Co., PNC Bank, 8800 Tinicum Blvd., Philadelphia, PA 19153.

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of TempFund Dollar Shares were as follows: PNC Bank Sweep, Treasury Management/Investor Services, PNC Firstside, 500 First Avenue, Pittsburgh, PA 15265 (7.28%) and PNC Bank End of Day Sweep, Treasury Management/Investor Services, PNC Firstside, 500 First Avenue, Pittsburgh, PA 15265 (76.75%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of TempCash Institutional Shares were as follows: Saxon & Co., PNC Bank, 8800 Tinicum Blvd., Philadelphia, PA 19153 (17.75%) and Investors Bank & Trust Securities Lending Agent, P.O. Box 9130, Boston, MA 02177 (5.48%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of TempCash Dollar Shares were as follows: Cash Balance Sweeps, BHC Securities, 2005 Market Street, One Commerce Square, 11th Floor, Philadelphia, PA 19103 (45.43%); Citibank NA, IC&D Cash Management, 3800 Citibank Center Tampa, Tampa, FL 33610 (8.24%) and Hilliard Lyons, Cash Balance Sweeps, 501 Hilliard Lyons Center, Louisville, KY 40202 (26.23%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of FedFund Institutional Shares were as follows: Mercantile Bank NA, Trust Securities Unit, P.O. Box 387, Main Post Office, St. Louis, MO 63166 (17.21%) and Saxon & Co., FBO Omnibus Accounts, 200 Stevens Drive, Ste. 206A, Lester, PA 19113 (14.06%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of MuniFund Cash Management Shares were as follows: FBO Gilbraltar Bank FSB, Marshall & Ilsely Trust Co., 1000 N. Water Street, 14th Floor, Milwaukee, WI 53202 (80.90%) and The Harbor Bank of Maryland, Mutual Partners/Corp. Cash Sweep, 3240 Belair Road, Baltimore, MD 21213 (19.10%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of FedFund Dollar Shares were as follows: PNC Bank Sweep, Treasury Management/Investor Services, PNC Firstside, 500 First Avenue, Pittsburgh, PA 15265 (39.44%) and PNC Bank End of Day Sweep, Treasury Management/Investor Services, PNC Firstside, 500 First Avenue, Pittsburgh, PA 15265 (54.88%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of MuniFund Institutional Shares were as follows: Chase Manhattan Bank NA, GSS As Agent, 4 New York Plaza, 13th Floor, New York, NY 10004 (22.63%); Chase Manhattan Bank, Administrative Services, Mailcode 18, P.O. Box 2558, Houston TX, 77252 (31.77%) and Saxon & Company, PNC Bank, 8800 Tinicum Blvd., Philadelphia, PA 19153 (5.55%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of MuniFund Dollar Shares were as follows: Bankers Trust Company, Sunshine State Govt. Commission, Tax Exempt/Initial Excess Int., 4 Albany Street, 4th Floor, New York, NY 10006 (29.65%); Morgan Keegan & Co., Inc., 50 Front Street, 18th Floor, Memphis, TN 38103 (32.78%); Republic Bank, 2425 E. Grand River Ave., Lansing, MI 48912 (19.91%); and PNC Bank Sweep, Treasury Management/Investor Services, PNC Firstside, 500 First Avenue, Pittsburgh, PA 15265 (5.57%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of MuniCash Institutional Shares were as follows: Saxon & Company,. PNC Bank, 8800 Tinicum Blvd., Philadelphia, PA 19153 (23.54%); Patterson Dental Company, 1031 Mendota Heights Road, St. Paul, MN 55120 (19.08%); Neuberger Berman LLC, FBO Customers, 55 Water Street, 27th Floor, New York, NY 10041 (8.26%) and Synopsys, Inc., 700 E. Middlefield Road, Mountain View, CA 94043 (12.39%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of MuniCash Dollar Shares were as follows: Cash Balance Sweeps, BHC Securities, 2005 Market Street, One Commerce Square, 11th Floor, Philadelphia, PA 19103 (31.34%); Laird Norton Trust Company, Norton Building, 11th Floor, 801 2nd Avenue, Seattle, WA 98104 (45.79%) and Hilliard Lyons, Cash Balance Sweeps, 501 Hilliard Lyons Center, Louisville, KY 40202 (12.63%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of California

Money Fund Institutional Shares were as follows: Chase Manhattan Bank NA, GSS As Agent, 4 New York Plaza, 13th Floor, New York, NY 10004 (27.66%); City National Bank, P.O. Box 60520, Los Angeles, CA 90066 (12.22%); Comerica Bank, Calhoun & Co., 411 Lafayette, Detroit, MI 48226 (7.36%) and The Whitter Trust Company, Fiduciary Account, 1600 Huntington Drive, South Pasadena, CA 91030 (9.85%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of California Money Fund Dollar Shares were as follows: Santa Barbara Bank & Trust, SANBARCO, 820 State Street, Santa Barbara, CA 93101 (43.54%); Laird Norton Trust Company, Norton Building, 11th Floor, 801 2nd Avenue, Seattle, WA 98104 (22.52%); City National Bank, Fiduciary for Various Accounts, P.O. Box 60520, Los Angeles, CA 90060 (26.30%) and First National Bank, c/o Santa Barbara Bank & Trust, 820 State Street, Santa Barbara, CA 93120 (7.49%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of New York Money Fund Institutional Shares were as follows:
Chase Manhattan Bank NA, Trulin & Co., P.O. Box 1412, Rochester, NY 14603 (35.67%); HSBC Bank USA, HSBC Bank Gen. Acct. #10, P.O. Box 4203, Buffalo, NY 14240 (5.64%); Fleet National Bank, Attention Money Market Sweeps, P.O. Box 92800, Rochester, NY 14692 (11.24%); Chase Manhattan Bank NA, GSS As Agent, 4 New York Plaza, 13th Floor, New York, NY 10004 (8.89%); Chase Manhattan Bank, Administrative Services, Mailcode 18, P.O. Box 2558, Houston, TX 77252 (18.91%) and Republic National Bank New York, Tax-Free Money Market Fund, One Hanson Place, Lower Level, Brooklyn, NY 11243 (6.79%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of New York Money Fund Dollar Shares were as follows: Hillard Lyons, Cash Balance Sweeps, 501 Hilliard Lyons Center, Louisville, KY 40202 (100%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of T-Fund Cash Management Shares were as follows: The Harbor Bank of Maryland, Mut. Partners/Corp. Cash Sweep, 3240 Belair Road, Baltimore, MD 21213 (7.82%) and Union Bank, Lenore Nelson/Tr. Fund Acctg., P.O. Box 85602, San Diego, CA 92186 (91.03%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of T-Fund Institutional Shares were as follows: Union Bank, P.O. Box 85602, San Diego, CA 92186 (29.22%) and Washington State, Investment Board, P.O. Box 40916, Olympia, WA 98504 (9.55%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of T-Fund Dollar Shares were as follows: Zions First National Bank, Trust Department, P.O. Box 30880, Salt Lake City, UT 84130 (8.84%); Obie & Co., Chase Bank of Texas, P.O. Box 2558, Houston,

TX 77252 (27.62%); Bank of Tokyo-Mitsubishi Tr. Co., NMAC Collection Account #2, 1251 Avenue of the Americas, New York, NY 10020 (6.39%); Bank of
Tokyo-Mitsubishi Trust Co., NMAC Yield Supplement 99, 1251 Avenue of the Americas, New York, NY 10020 (8.93%) and PNC Bank Sweep, Treasury
Management/Investor Services, PNC Firstside, 500 First Avenue, Pittsburgh, PA 15265 (20.04%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of Federal Trust Fund Institutional Shares were as follows:
Union Trust Company, Branch & Co., P.O. Box 479, Ellsworth, ME 04605 (17.25%); Park West Bank & Trust Co., WESTCO, 229 Park Ave., Westbank Annex, W. Springfield, MA 01089 (7.77%); Cornell University, Special Account, 102 Prospect St., Suite 300, Ithaca, NY 14850 (5.43%); Chase Manhattan Bank, Administrative Services, Mailcode 18, P.O. Box 2558, Houston, TX 77252 (23.00%); Payroll People/Partnership, Attention: Ms. Robynne Whetton, 1922 N. Helm Street, Fresno, CA 93727 (5.45%); Payroll People/Partnership II, Attention: Ms. Robynne Whetton, 1922 N. Helm Street, Fresno, CA 93727 (8.15%) and Capital Improvement Fd. Inv. AC, Allegheny County Airport Auth., Pittsburgh International Airport, Landslide Terminal, Suite 4000, P.O. Box 12370, Pittsburgh, PA 15231 (7.03%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of Federal Trust Fund Dollar Shares were as follows: Santa Barbara Bank & Trust, SANBARCO, 820 State Street, Santa Barbara, CA 93101 (69.69%) and Commercial National Westmoreland, County/Highview Trust & Co., 19
N. Main Street, Greensburg, PA 15601 (21.05%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of Treasury Trust Cash Management Shares was as follows: FBO Gibraltor Bank FSB, Marshall & Ilsley Trust Co., 1000 N. Water Street, 14th Floor, Milwaukee, WI 53202 (100%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of Treasury Trust Fund Institutional Shares were as follows:
Zions First National Bank, Trust Department, P.O. Box 30880, Salt Lake City, UT 84130 (5.16%); Chase Manhattan Bank, Administrative Services, Mailcode 18, P.O. Box 2558, Houston, TX 77252 (7.07%); Saxon & Co., FBO Omnibus Accounts, 8800 Tinicum Blvd., Philadelphia, PA 19153 (5.47%); Stauden & Co., Lorain National Bank, 457 Broadway, Lorain, OH 44052 (5.19%); Deutsche Bank Alex Brown, Inc., Trust Department, 375 West Padonia Road, Timonium, MD, 21093 (10.12%); Saxon & Co., PNC Bank, 8800 Tinicum Blvd., Philadelphia, PA 19153 (7.48%); Allegheny County, Bond Proceeds C-47, Room 108 Courthouse, Pittsburgh, PA 15219 (5.12%) and Odyssey America Re Corp., c/o Hamblin Watson Investment, 95 Wellington Street, Suite 802, Toronto, Canada (6.21%).

         As of January 12, 2001, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of Treasury Trust Fund Dollar Shares were as follows: Bankers Trust Company, 1 South Street, 19th Floor,

Baltimore, MD 21202 (76.21%); Chase Bank of Texas, Obie & Co., P.O. Box 2558, Houston, TX 77252 (6.81%) and PNC Bank Sweep, Treasury Management/Investor Services, PNC Firstside, 500 First Avenue, Pittsburgh, PA 15265 (12.38%).

                                   APPENDIX A
                                   ----------


Commercial Paper Ratings
------------------------

         A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

         The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         - "r" - The 'r' highlights obligations that Standard & Poor's believes have significant noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an 'r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         - N.R. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.


         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa " - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Con. (...) - Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.


Notes to Fitch Long-Term and Short-Term Ratings:
------------------------------------------------

         - To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "CCC" and "F1" may be modified by the addition of a plus (+) or minus (-) sign to denote relative standing within these major rating categories.

         - `NR' indicates the Fitch does not rate the issuer or issue in question.

         - `Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

         - RatingWatch: Ratings are placed on RatingWatch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.


Municipal Note Ratings
----------------------

         A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

                      PROVIDENT INSTITUTIONAL FUNDS, INC.

                                    PART C
                               OTHER INFORMATION

Item 23.

          (a) (1) Certificate of Trust dated October 21, 1998 is incorporated by reference to Exhibit (a) (1) of Post-Effective Amendment No. 61 to Registrant's Registration Statement, file Nos. 2-47015/811-2354, filed February 2, 1999 ("PEA No. 61").

               (2) Registrant's Agreement and Declaration of Trust dated October 21, 1998 is incorporated by reference to Exhibit (a)
                    (2) of PEA No. 61.

               (3) Certificate of Amendment of Certificate of Trust dated January 26, 2001.

          (b) Registrant's By-Laws dated October 22, 1998 is incorporated by reference to Exhibit (b) of PEA No. 61.

          (c)       See Article II, Section 2.6, Section 2.7, Section 2.8,
                    Section 2.9, Section 2.10, Section 2.11 and Section 2.12;
                    Article III, Section 3.7; Article VI; Article VII; Article VIII, Section 8.5 and Article IX of the Registrant's Declaration of Trust dated October 21, 1998 is incorporated by reference to Exhibit (a) (2) of PEA No. 61 and Article IV, Article V and Article VI of the Registrant's By-Laws dated October 22, 1998 is incorporated by reference to Exhibit (b) of PEA No. 61.

          (d) Investment Advisory Agreement between Registrant and BlackRock Institutional Management Corporation ("BIMC") dated February 10, 1999 is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 63 to Registrant's Registration Statement, file Nos. 2-47015/811-2354, filed November 30, 1999 ("PEA No. 63").

          (e) Form of Distribution Agreement between Registrant and BlackRock Distributors, Inc. ("BDI").

          (f)       None.

          (g) (1) Custodian Services Agreement between Registrant and PNC Bank N.A. dated February 10, 1999 is incorporated by reference to Exhibit (g)(1) of PEA No. 63.

               (2) Custodian Services Agreement between Registrant and PFPC Trust Company dated February 11, 1999 is incorporated by reference to Exhibit (g)(2) of PEA No. 63.

          (h) (1) Administration Agreement between Registrant, BIMC and PFPC Inc., dated February 10, 1999 is incorporated by reference to Exhibit (h)(1) of PEA No. 63.

               (2) Transfer Agency Agreement between Registrant and PFPC Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(2) of PEA No. 63.

               (3)  (a)  Share Purchase Agreement between Registrant and
                         Temporary Investment Fund, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(a) of Post-Effective Amendment No. 65 to Registrant's Registration Statement file Nos. 2-47015/811-2354, filed April 6, 2000.

                    (b) Share Purchase Agreement between Registrant and Trust for Federal Securities dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(b) of PEA No. 65.

                    (c) Share Purchase Agreement between Registrant and Municipal Fund for Temporary Investment dated February 10, 1999 is incorporated by reference to Exhibit
                         (h)(3)(c) of PEA No. 65.

                    (d) Share Purchase Agreement between Registrant and Municipal Fund for California Investors, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(d) of PEA No. 65.

                    (e) Share Purchase Agreement between Registrant and Municipal Fund for New York Investors, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(e) of PEA No. 65.

          (i)       None.

          (j)  (1)  Opinion and Consent of Counsel.

               (2)  Consent of PricewaterhouseCoopers LLP.

               (3)  Consent of KPMG LLP.

               (4)  Consent of O'Melveny & Myers LLP.

               (5)  Consent of Willkie Farr & Gallagher.

          (k)       None.

          (l)       None.

          (m) Registrant's Amended Distribution Plan with respect to Plus Shares and Form of Distribution Agreement is incorporated by reference to Exhibit (m) (1) of PEA No. 61.

          (n)       Amended Rule 18f-3 Plan for Multi-Class System.

          (p)       None (Registrant's Funds are all money market funds).

Item 24.  Persons Controlled by or under Common Control with Registrant

          Registrant is controlled by its Board of Trustees.

Item 25.  Indemnification

          Indemnification of Registrant's Administrators, Principal Underwriter, Custodian and Transfer Agent against certain stated liabilities is provided for in Section 10 of the Administration Agreement, Section 5 of the Distribution Agreement, a form of which is incorporated by reference to Exhibit (e) of PEA No. 61, Section 12 of the Custodian Services Agreement, a form of which is included herewith, and Section 12 of the Transfer Agency Agreement.

          Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions.

          Article VIII of Registrant's Agreement and Declaration of Trust, which is incorporated by reference to Exhibit (a) (2) of PEA No. 61, provides for the indemnification of Registrant's trustees and officers.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

          BIMC performs investment advisory services for Registrant and certain other investment companies and accounts. The information required by this Item 26 with respect to each director, officer and partner of BIMC is incorporated by reference to Schedules A and D of Form ADV filed by BIMC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

Item 27.  Principal Underwriter

          (a) BDI currently acts as principal underwriter for, in addition to the Registrant, the following investment companies:

               International Dollar Reserve Fund I, Ltd.
               Provident Institutional Funds Trust
               Columbia Common Stock Fund, Inc.
               Columbia Growth Fund, Inc.
               Columbia International Stock Fund, Inc.
               Columbia Special Fund, Inc.
               Columbia Small Cap Fund, Inc.
               Columbia Real Estate Equity Fund, Inc.
               Columbia Balanced Fund, Inc.
               Columbia Daily Income Company
               Columbia U.S. Government Securities Fund, Inc. Columbia Fixed Income Securities Fund, Inc. Columbia Municipal Bond Fund, Inc.
               Columbia High Yield Fund, Inc.
               Columbia National Municipal Bond Fund, Inc.
               Columbia Strategic Value Fund Inc.
               GAMNA Series Funds, Inc.
               WT Investment Trust
               Kalmar Pooled Investment Trust
               The RBB Fund, Inc.
               Robertson Stephens Investment Trust
               Harris Insight Funds Trust
               Deutsche Asset Management VIT Funds
               Senbanc Fund
               Warburg Pincus Trust
               ABN AMRO Funds
               Alleghany Funds
               BT Insurance Funds Trust
               First Choice Funds Trust
               Forward Funds, Inc.
               IAA Trust Asset Allocation Fund, Inc.
               IAA Trust Growth Fund, Inc.
               IAA Trust Tax Exempt Bond Fund, Inc.
               IAA Trust Taxable Fixed Income Series Fund, Inc.
               IBJ Funds Trust
               Light Index Funds, Inc.
               LKCM Funds
               Matthews International Funds
               McM Funds
               Metropolitan West Funds
               New Covenant Funds, Inc.

               Pictet Funds
               Smith Breeden Series Funds
               Smith Breeden Trust
               Stratton Growth Fund, Inc.
               Stratton Monthly Dividend REIT Shares, Inc.
               The Stratton Funds, Inc.
               The Galaxy Fund
               The Galaxy VIP Fund
               Galaxy Fund II
               The Govett Funds, Inc.
               Trainer, Wortham First Mutual Funds
               Undiscovered Managers Funds
               Wilshire Target Funds, Inc.
               Weiss, Peck & Greer Funds Trust
               Weiss, Peck & Greer International Fund
               WPG Growth and Income Fund
               WPG Growth Fund
               WPG Tudor Fund
               RWB/WPG U.S. Large Stock Fund
               Tomorrow Funds Retirement Trust

               The BlackRock Funds, Inc.

               Northern Funds Trust and Northern Institutional Funds Trust (Distributed by Northern Funds Distributors, LLC a wholly owned subsidiary of PFPC Distributors, Inc.)

               The OffitBank Investment Fund, Inc. (Distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of PFPC Distributors, Inc.)

               The OffitBank Variable Insurance Fund, Inc. (Distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of PFPC Distributors, Inc.)

          BlackRock Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BlackRock Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, PA 19406.


          (b) The information required by this Item 27 with respect to each director, officer or partner of BDI is incorporated by reference to Schedule A of Form BD filed by BDI with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-46564).

          (c) The following represents all commissions and other compensation received by each principal underwriter who is not an affiliated person of the registrant:

                           Net underwriting       Compensation on
   Name of Principal         Discounts and         Redemption and             Brokerage                 Other
      Underwriter             Commissions            Repurchase              Commissions            Compensation
      ----------              -----------            ----------              -----------            ------------
BlackRock
Distributors, Inc.                 $0                      $0                      $0                      $0

Item 28.  Location of Accounts and Records

               (1) PNC Bank, National Association, 200 Stevens Drive, Lester, Pennsylvania 19113 (records relating to its function as sub-custodian for PFPC Trust Company, the registrant's custodian).

               (2) BlackRock Distributors, Inc., 3200 Horizon Drive, King of Prussia, PA 19406 (records relating to its function as distributor).

               (3) BlackRock Institutional Management Corporation, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser and co-administrator).

               (4) PFPC Inc., Bellevue Park Corporate Center, 400 Bellevue Parkway, 4/th/ Floor, MS: 103-04-01, Wilmington, Delaware 19809 (records relating to its functions as co-administrator, transfer agent, registrar and dividend disbursing agent).

               (5) Drinker Biddle & Reath LLP, One Logan Square, 18/th/ & Cherry Streets, Philadelphia, PA 19103-6996 (Registrant's Charter, By-Laws, and Minutes Books).

Item 29.  Management Services

          None.

Item 30.  Undertakings


          Registrant hereby undertakes to furnish its Annual Report to Shareholders upon request and without charge to any person to whom a prospectus is delivered.

                                  SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, BlackRock Provident Institutional Funds (the "Registrant") certifies that it meets all the requirements for effectiveness of this Post Effective Amendment No. 67 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania, on January 29, 2001.


                                   BLACKROCK PROVIDENT INSTITUTIONAL FUNDS


                                   /s/ Rodney D. Johnson
                                   ----------------------
                                   Rodney D. Johnson
                                   President

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 67 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                        Title                      Date
---------                        -----                      ---------------

*G. Nicholas Beckwith, III       Trustee                    January 29, 2001
----------------------------
G. Nicholas Beckwith, III

*Jerrold B. Harris               Trustee                    January 29, 2001
----------------------------
Jerrold B. Harris

*Joseph P. Platt                 Trustee                    January 29, 2001
----------------------------
Joseph P. Platt

*Robert C. Robb, Jr.             Trustee                    January 29, 2001
----------------------------
Robert C. Robb, Jr.

*Kenneth L. Urish                Trustee                    January 29, 2001
----------------------------
Kenneth L. Urish

*Frederick W. Winter             Trustee                    January 29, 2001
----------------------------
Frederick W. Winter

/s/Rodney D. Johnson             Chairman of the Board of   January 29, 2001
----------------------------     Trustees, President and
Rodney D. Johnson                Treasurer

*By: /s/ W. Bruce McConnel
     ---------------------
     W. Bruce McConnel
     Attorney-in-Fact

                         PROVIDENT INSTITUTIONAL FUNDS
                               Power of Attorney



       I hereby appoint W. Bruce McConnel and Rodney D. Johnson attorney for me, with full power of substitution, and in my name and on my behalf as a trustee to sign any Registration Statement or Amendment thereto of PROVIDENT INSTITUTIONAL FUNDS (Registration No. 2-47015) to be filed with the Securities and Exchange Commission under the Securities Act of 1933, and generally to do and perform all things necessary to be done in that connection.

       I have signed this Power of Attorney on November 22, 2000.


                                          /s/ Robert C. Robb, Jr.
                                         ------------------------
                                         Robert C. Robb, Jr.

                         PROVIDENT INSTITUTIONAL FUNDS
                               Power of Attorney


       I hereby appoint W. Bruce McConnel and Rodney D. Johnson attorney for me, with full power of substitution, and in my name and on my behalf as a trustee to sign any Registration Statement or Amendment thereto of PROVIDENT INSTITUTIONAL FUNDS (Registration No. 2-47015) to be filed with the Securities and Exchange Commission under the Securities Act of 1933, and generally to do and perform all things necessary to be done in that connection.

       I have signed this Power of Attorney on November 14, 2000.


                                          /s/ Joseph P. Platt, Jr.
                                         -------------------------
                                         Joseph P. Platt, Jr.

                         PROVIDENT INSTITUTIONAL FUNDS
                               Power of Attorney



       I hereby appoint W. Bruce McConnel and Rodney D. Johnson attorney for me, with full power of substitution, and in my name and on my behalf as a trustee to sign any Registration Statement or Amendment thereto of PROVIDENT INSTITUTIONAL FUNDS (Registration No. 2-47015) to be filed with the Securities and Exchange Commission under the Securities Act of 1933, and generally to do and perform all things necessary to be done in that connection.

       I have signed this Power of Attorney on November 14, 2000.

                                          /s/ G. Nicholas Beckwith, III
                                         ------------------------------
                                         G. Nicholas Beckwith, III

                         PROVIDENT INSTITUTIONAL FUNDS
                               Power of Attorney



       I hereby appoint W. Bruce McConnel and Rodney D. Johnson attorney for me, with full power of substitution, and in my name and on my behalf as a trustee to sign any Registration Statement or Amendment thereto of PROVIDENT INSTITUTIONAL FUNDS (Registration No. 2-47015) to be filed with the Securities and Exchange Commission under the Securities Act of 1933, and generally to do and perform all things necessary to be done in that connection.

       I have signed this Power of Attorney on November 14, 2000.


                                          /s/ Frederick W. Winter
                                         ------------------------
                                         Frederick W. Winter

                         PROVIDENT INSTITUTIONAL FUNDS
                               Power of Attorney



       I hereby appoint W. Bruce McConnel and Rodney D. Johnson attorney for me, with full power of substitution, and in my name and on my behalf as a trustee to sign any Registration Statement or Amendment thereto of PROVIDENT INSTITUTIONAL FUNDS (Registration No. 2-47015) to be filed with the Securities and Exchange Commission under the Securities Act of 1933, and generally to do and perform all things necessary to be done in that connection.

       I have signed this Power of Attorney on November 14, 2000.


                                          /s/ Jerrold B. Harris
                                         ----------------------
                                         Jerrold B. Harris

                         PROVIDENT INSTITUTIONAL FUNDS
                               Power of Attorney



       I hereby appoint W. Bruce McConnel and Rodney D. Johnson attorney for me, with full power of substitution, and in my name and on my behalf as a trustee to sign any Registration Statement or Amendment thereto of PROVIDENT INSTITUTIONAL FUNDS (Registration No. 2-47015) to be filed with the Securities and Exchange Commission under the Securities Act of 1933, and generally to do and perform all things necessary to be done in that connection.

       I have signed this Power of Attorney on November 14, 2000.


                                          /s/ Kenneth L. Urish
                                         ---------------------
                                         Kenneth L. Urish

                                 EXHIBIT INDEX
                                 -------------

          (a)  (3)  Certificate of Amendment of Certificate of Trust.

          (e) Form of Distribution Agreement between Registrant and BlackRock Distributors, Inc.

          (j)  (1)  Opinion and Consent of Counsel.

               (2)  Consent of PricewaterhouseCoopers LLP.

               (3)  Consent of KPMG LLP.

               (4)  Consent of O'Melveny & Myers LLP.

               (5)  Consent of Willkie Farr & Gallagher.